UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company II

ANNUAL REPORT AUGUST 31, 2020

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II consisting of investment portfolio information and financial statements for the twelve-month period ending August 31, 2020. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy, President

VALIC Company II

Note: All performance figures quoted are for the VALIC Company II Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company II

EXPENSE EXAMPLE — August 31, 2020 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2020 and held until August 31, 2020. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — August 31, 2020 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at March 1, 2020	Ending Account Value Using Actual Return at August 31, 2020	Expenses Paid During the Six Months Ended August 31, 2020*	Beginning Account Value at March 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at August 31, 2020	Expenses Paid During the Six Months Ended August 31, 2020*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,095.83	$0.53	$1,000.00	$1,024.63	$0.51	0.10%
Capital Appreciation#	$1,000.00	$1,285.79	$4.88	$1,000.00	$1,020.86	$4.32	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,067.87	$0.52	$1,000.00	$1,024.63	$0.51	0.10%
Core Bond#	$1,000.00	$1,035.43	$3.94	$1,000.00	$1,021.27	$3.91	0.77%
Government Money Market II#	$1,000.00	$1,000.40	$0.80	$1,000.00	$1,024.33	$0.81	0.16%
High Yield Bond#	$1,000.00	$1,031.28	$4.75	$1,000.00	$1,020.46	$4.72	0.93%
International Opportunities#	$1,000.00	$1,139.79	$6.45	$1,000.00	$1,019.10	$6.09	1.20%
Large Cap Value	$1,000.00	$1,014.28	$4.46	$1,000.00	$1,020.71	$4.47	0.88%
Mid Cap Growth#	$1,000.00	$1,125.71	$5.82	$1,000.00	$1,019.66	$5.53	1.09%
Mid Cap Value#	$1,000.00	$986.97	$5.24	$1,000.00	$1,019.86	$5.33	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,084.75	$0.52	$1,000.00	$1,024.63	$0.51	0.10%
Small Cap Growth#	$1,000.00	$1,276.11	$6.47	$1,000.00	$1,019.46	$5.74	1.13%
Small Cap Value#	$1,000.00	$963.05	$5.03	$1,000.00	$1,020.01	$5.18	1.02%
Strategic Bond	$1,000.00	$1,035.50	$4.45	$1,000.00	$1,020.76	$4.42	0.87%
U.S. Socially Responsible	$1,000.00	$1,156.39	$3.31	$1,000.00	$1,022.07	$3.10	0.61%

*

Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 366 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.

#

During the stated period, the investment adviser waived a portion of or all fees and/or assumed a portion of or all expenses for the Fund. As a result, if these fees and/or expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2020” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	57.3%
International Equity Investment Companies	19.8
Domestic Fixed Income Investment Companies	17.0
Real Estate Investment Companies	3.2
International Fixed Income Investment Companies	2.7

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 57.3%
VALIC Co. I Blue Chip Growth Fund	483	$12,299
VALIC Co. I Dividend Value Fund	3,758,242	39,574,288
VALIC Co. I Large Cap Core Fund	872,821	11,678,348
VALIC Co. I Large Capital Growth Fund	633,936	12,266,661
VALIC Co. I Mid Cap Index Fund	1,098,930	24,989,678
VALIC Co. I Mid Cap Strategic Growth Fund	561,173	10,572,500
VALIC Co. I Nasdaq-100 Index Fund	368,874	8,554,193
VALIC Co. I Science & Technology Fund	639,327	23,610,360
VALIC Co. I Small Cap Index Fund	953,091	16,145,359
VALIC Co. I Small Cap Special Values Fund	734,919	6,996,429
VALIC Co. I Stock Index Fund	1,409,831	65,528,961
VALIC Co. I Value Fund	860,385	14,127,519
VALIC Co. II Capital Appreciation Fund	1,393,589	25,948,620
VALIC Co. II Large Cap Value Fund	1,863,803	34,424,450
VALIC Co. II Mid Cap Growth Fund	816,078	8,985,023
VALIC Co. II Mid Cap Value Fund	2,019,272	31,056,403
VALIC Co. II Small Cap Growth Fund	342,339	7,017,945
VALIC Co. II Small Cap Value Fund	989,688	9,411,936

Total Domestic Equity Investment Companies
(cost $339,611,231)		350,900,972

Domestic Fixed Income Investment Companies — 17.0%
VALIC Co. I Capital Conservation Fund	467,799	5,000,770
VALIC Co. I Government Securities Fund	242,154	2,736,338
VALIC Co. I Inflation Protected Fund	2,827,898	34,132,728
VALIC Co. II Core Bond Fund	1,096,014	13,086,407
VALIC Co. II High Yield Bond Fund	2,293,249	17,153,504
VALIC Co. II Strategic Bond Fund	2,777,170	31,743,048

Total Domestic Fixed Income Investment Companies
(cost $98,419,080)		103,852,795

Security Description	Shares	Value (Note 2)

Domestic Money Market Investment Companies — 0.0%
VALIC Co. I Government Money Market I Fund(2) (cost $253,686)	253,686	$253,686

International Equity Investment Companies — 19.8%
VALIC Co. I Emerging Economies Fund	2,560,502	21,713,054
VALIC Co. I International Equities Index Fund	5,524,553	37,898,432
VALIC Co. I International Growth Fund	770,594	11,589,734
VALIC Co. I International Value Fund	2,500,117	22,626,059
VALIC Co. II International Opportunities Fund	1,338,711	27,751,474

Total International Equity Investment Companies
(cost $119,320,772)		121,578,753

International Fixed Income Investment Companies — 2.7%
VALIC Co. I International Government Bond Fund (cost $14,945,926)	1,276,423	16,491,391

Real Estate Investment Companies — 3.2%
VALIC Co. I Global Real Estate Fund (cost $20,386,691)	2,616,719	19,468,392

TOTAL INVESTMENTS
(cost $592,937,386)(3)	100.0%	612,545,989
Other assets less liabilities	0.0	66,551

NET ASSETS	100.0%	$612,612,540

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of August 31, 2020 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$612,545,989	$—	$—	$612,545,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	10.4%
Computers	9.1
Finance — Credit Card	7.0
E-Commerce/Products	6.7
Web Portals/ISP	5.3
Internet Content — Entertainment	5.1
Enterprise Software/Service	4.9
Medical — Drugs	4.6
Electronic Components — Semiconductors	4.1
Medical — Biomedical/Gene	3.6
Commercial Services — Finance	3.5
Electronic Forms	2.9
Retail — Discount	2.3
Entertainment Software	2.0
Semiconductor Equipment	1.9
Food — Confectionery	1.7
Cosmetics & Toiletries	1.6
Computer Data Security	1.5
Medical — HMO	1.4
Retail — Building Products	1.4
Transport — Rail	1.4
Distribution/Wholesale	1.3
Dental Supplies & Equipment	1.3
Medical Products	1.3
Real Estate Investment Trusts	1.2
Internet Infrastructure Software	1.2
Wireless Equipment	1.1
Insurance — Multi-line	1.0
Auto/Truck Parts & Equipment — Original	0.9
Schools	0.8
Internet Security	0.8
Electronic Components — Misc.	0.8
Therapeutics	0.8
Cable/Satellite TV	0.7
Apparel Manufacturers	0.7
Diversified Manufacturing Operations	0.7
Banks — Super Regional	0.6
Retail — Apparel/Shoe	0.6
Chemicals — Diversified	0.5
Internet Application Software	0.5

99.2%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Apparel Manufacturers — 0.7%
Deckers Outdoor Corp.†	4,419	$900,902

Applications Software — 10.4%
Five9, Inc.†	5,009	638,347
Microsoft Corp.	43,905	9,901,895
ServiceNow, Inc.†	4,552	2,194,155

		12,734,397

Auto/Truck Parts & Equipment - Original — 0.9%
Allison Transmission Holdings, Inc.	29,264	1,049,700

Banks - Super Regional — 0.6%
US Bancorp	21,510	782,964

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	1,483	912,950

Chemicals - Diversified — 0.5%
PPG Industries, Inc.	5,060	609,224

Commercial Services - Finance — 3.5%
Euronet Worldwide, Inc.†	4,483	463,453
PayPal Holdings, Inc.†	14,003	2,858,572
TransUnion	11,105	963,026

		4,285,051

Computer Data Security — 1.5%
Fortinet, Inc.†	14,176	1,871,303

Computers — 9.1%
Apple, Inc.	86,388	11,147,508

Cosmetics & Toiletries — 1.6%
Estee Lauder Cos., Inc., Class A	4,659	1,032,994
Procter & Gamble Co.	6,713	928,609

		1,961,603

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	5,431	1,612,898

Distribution/Wholesale — 1.3%
WW Grainger, Inc.	4,451	1,626,529

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	6,739	882,472

E-Commerce/Products — 6.7%
Amazon.com, Inc.†	2,165	7,471,328
eBay, Inc.	12,745	698,171

		8,169,499

Electronic Components - Misc. — 0.8%
Sensata Technologies Holding PLC†	22,648	943,063

Electronic Components - Semiconductors — 4.1%
Broadcom, Inc.	4,001	1,388,947
NVIDIA Corp.	5,575	2,982,513
Texas Instruments, Inc.	4,437	630,720

		5,002,180

Electronic Forms — 2.9%
Adobe, Inc.†	6,875	3,529,556

Enterprise Software/Service — 4.9%
Oracle Corp.	29,583	1,692,739
salesforce.com, Inc.†	12,072	3,291,431
Veeva Systems, Inc., Class A†	3,717	1,049,198

		6,033,368

Entertainment Software — 2.0%
Electronic Arts, Inc.†	8,543	1,191,492

Security Description	Shares	Value (Note 2)

Entertainment Software (continued)
Take - Two Interactive Software, Inc.†	7,562	$1,294,539

		2,486,031

Finance - Credit Card — 7.0%
American Express Co.	9,516	966,730
Mastercard, Inc., Class A	11,617	4,161,093
Visa, Inc., Class A	16,138	3,421,095

		8,548,918

Food - Confectionery — 1.7%
Hershey Co.	14,068	2,091,068

Insurance - Multi-line — 1.0%
Allstate Corp.	12,987	1,207,791

Internet Application Software — 0.5%
Okta, Inc.†	2,648	570,300

Internet Content - Entertainment — 5.1%
Facebook, Inc., Class A†	21,364	6,263,925

Internet Infrastructure Software — 1.2%
F5 Networks, Inc.†	11,034	1,460,129

Internet Security — 0.8%
Palo Alto Networks, Inc.†	3,704	953,447

Medical Products — 1.3%
Baxter International, Inc.	9,884	860,600
Masimo Corp.†	3,211	719,264

		1,579,864

Medical - Biomedical/Gene — 3.6%
Alexion Pharmaceuticals, Inc.†	9,090	1,038,260
Amgen, Inc.	5,628	1,425,685
Exelixis, Inc.†	19,280	428,401
Vertex Pharmaceuticals, Inc.†	5,301	1,479,615

		4,371,961

Medical - Drugs — 4.6%
Bristol - Myers Squibb Co.	15,826	984,377
Eli Lilly & Co.	5,649	838,255
Horizon Therapeutics PLC†	19,744	1,483,169
Jazz Pharmaceuticals PLC†	5,777	776,371
Merck & Co., Inc.	17,939	1,529,659

		5,611,831

Medical - HMO — 1.4%
Humana, Inc.	2,996	1,243,849
UnitedHealth Group, Inc.	1,638	511,957

		1,755,806

Real Estate Investment Trusts — 1.2%
CyrusOne, Inc.	6,686	558,481
Lamar Advertising Co., Class A	13,168	911,621

		1,470,102

Retail - Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	3,877	763,498

Retail - Building Products — 1.4%
Lowe’s Cos., Inc.	10,557	1,738,632

Retail - Discount — 2.3%
Target Corp.	9,816	1,484,278
Walmart, Inc.	9,278	1,288,250

		2,772,528

Schools — 0.8%
Chegg, Inc.†	13,483	994,236

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 1.9%
Entegris, Inc.	10,336	$691,375
Lam Research Corp.	4,942	1,662,192

		2,353,567

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	4,109	478,370
Sarepta Therapeutics, Inc.†	3,116	456,244

		934,614

Transport - Rail — 1.4%
Kansas City Southern	9,258	1,685,326

Security Description	Shares	Value (Note 2)

Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	887	$1,445,393
Alphabet, Inc., Class C†	3,051	4,985,883

		6,431,276

Wireless Equipment — 1.1%
Motorola Solutions, Inc.	8,991	1,391,357

TOTAL INVESTMENTS
(cost $79,467,087)(1)	99.2%	121,491,374
Other assets less liabilities	0.8	963,042

NET ASSETS	100.0%	$122,454,416

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$121,491,374	$—	$—	$121,491,374

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	50.3%
Domestic Equity Investment Companies	31.1
International Equity Investment Companies	11.1
International Fixed Income Investment Companies	4.9
Real Estate Investment Companies	2.4
Domestic Money Market Investment Companies	0.2

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 31.1%
VALIC Co. I Dividend Value Fund	1,233,452	$12,988,253
VALIC Co. I Large Cap Core Fund	236,049	3,158,338
VALIC Co. I Large Capital Growth Fund	104,680	2,025,563
VALIC Co. I Mid Cap Index Fund	310,746	7,066,354
VALIC Co. I Mid Cap Strategic Growth Fund	122,263	2,303,439
VALIC Co. I Nasdaq-100 Index Fund	271,285	6,291,109
VALIC Co. I Science & Technology Fund	205,197	7,577,936
VALIC Co. I Small Cap Index Fund	278,321	4,714,759
VALIC Co. I Small Cap Special Values Fund	260,950	2,484,245
VALIC Co. I Stock Index Fund	451,381	20,980,178
VALIC Co. I Value Fund	202,307	3,321,880
VALIC Co. II Capital Appreciation Fund	374,493	6,973,066
VALIC Co. II Large Cap Value Fund	486,580	8,987,126
VALIC Co. II Mid Cap Growth Fund	263,945	2,906,031
VALIC Co. II Mid Cap Value Fund	701,756	10,793,002
VALIC Co. II Small Cap Growth Fund	89,592	1,836,633
VALIC Co. II Small Cap Value Fund	135,333	1,287,013

Total Domestic Equity Investment Companies
(cost $101,209,785)		105,694,925

Domestic Fixed Income Investment Companies — 50.3%
VALIC Co. I Capital Conservation Fund	1,513,143	16,175,501
VALIC Co. I Government Securities Fund	681,659	7,702,750
VALIC Co. I Inflation Protected Fund	1,944,248	23,467,073
VALIC Co. II Core Bond Fund	4,547,749	54,300,125
VALIC Co. II High Yield Bond Fund	3,431,981	25,671,217
VALIC Co. II Strategic Bond Fund	3,824,449	43,713,449

Total Domestic Fixed Income Investment Companies
(cost $163,092,356)		171,030,115

Domestic Money Market Investment Companies — 0.2%
VALIC Co. I Government Money Market I Fund(2)
(cost $702,202)	702,202	702,202

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 11.1%
VALIC Co. I Emerging Economies Fund	725,164	$6,149,394
VALIC Co. I International Equities Index Fund	1,871,983	12,841,805
VALIC Co. I International Growth Fund	122,826	1,847,300
VALIC Co. I International Value Fund	569,081	5,150,182
VALIC Co. II International Opportunities Fund	563,192	11,674,963

Total International Equity Investment Companies
(cost $37,087,770)		37,663,644

International Fixed Income Investment Companies — 4.9%
VALIC Co. I International Government Bond Fund
(cost $15,085,782)	1,287,658	16,636,537

Real Estate Investment Companies — 2.4%
VALIC Co. I Global Real Estate Fund
(cost $8,430,579)	1,097,019	8,161,824

TOTAL INVESTMENTS
(cost $325,608,474)(3)	100.0%	339,889,247
Liabilities in excess of other assets	(0.0)	(18,989)

NET ASSETS	100.0%	$339,870,258

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of August 31, 2020 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$339,889,247	$—	$—	$339,889,247

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE —  August 31, 2020 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	21.7%
Federal Home Loan Mtg. Corp.	8.7
Registered Investment Companies	8.3
Government National Mtg. Assoc.	5.6
Diversified Banking Institutions	5.0
United States Treasury Bonds	4.3
Sovereign	4.2
Diversified Financial Services	3.6
Uniform Mtg. Backed Securities	2.6
Banks — Commercial	2.6
Electric — Integrated	2.2
Pipelines	1.7
Real Estate Investment Trusts	1.4
United States Treasury Notes	1.3
Telephone — Integrated	1.2
Oil Companies — Integrated	1.1
Oil Companies — Exploration & Production	1.1
Cable/Satellite TV	1.0
Medical — Drugs	0.8
Insurance — Life/Health	0.8
Banks — Super Regional	0.7
Cellular Telecom	0.7
Computers	0.6
Computer Services	0.6
Medical — Biomedical/Gene	0.6
Finance — Consumer Loans	0.5
Auto — Cars/Light Trucks	0.5
Electric — Distribution	0.5
SupraNational Banks	0.5
Containers — Paper/Plastic	0.4
Television	0.4
Paper & Related Products	0.4
Brewery	0.4
Retail — Restaurants	0.4
Food — Misc./Diversified	0.4
Electric — Generation	0.4
Medical — HMO	0.4
Chemicals — Diversified	0.4
Medical — Hospitals	0.3
Oil — Field Services	0.3
Food — Wholesale/Distribution	0.3
Finance — Credit Card	0.3
Diversified Minerals	0.3
Machinery — Farming	0.3
Federal Home Loan Bank	0.3
Beverages — Non — alcoholic	0.3
Savings & Loans/Thrifts	0.3
Transport — Rail	0.3
Trucking/Leasing	0.3
Diversified Manufacturing Operations	0.3
Pharmacy Services	0.3
Satellite Telecom	0.3
Food — Meat Products	0.3
Aerospace/Defense	0.3
Chemicals — Specialty	0.2
Steel — Producers	0.2
Banks — Special Purpose	0.2
Building & Construction Products — Misc.	0.2
Building Products — Air & Heating	0.2
Multimedia	0.2
Transport — Services	0.2
Machinery — Construction & Mining	0.2
Agricultural Chemicals	0.2
Medical Products	0.2
Tools — Hand Held	0.2
Auto/Truck Parts & Equipment — Original	0.2
Telecom Equipment — Fiber Optics	0.2
Transport — Equipment & Leasing	0.2
Oil Refining & Marketing	0.2

Web Portals/ISP	0.2
Distribution/Wholesale	0.2
Enterprise Software/Service	0.2
Broadcast Services/Program	0.2
Insurance — Property/Casualty	0.2
Machinery — Pumps	0.2
Metal — Copper	0.2
Energy — Alternate Sources	0.2
Electronic Measurement Instruments	0.2
Metal — Iron	0.2
Security Services	0.2
Electronic Components — Semiconductors	0.1
Protection/Safety	0.1
Containers — Metal/Glass	0.1
Auto — Heavy Duty Trucks	0.1
Electronic Parts Distribution	0.1
Investment Management/Advisor Services	0.1
Airlines	0.1
Medical — Generic Drugs	0.1
Independent Power Producers	0.1
Batteries/Battery Systems	0.1
Diagnostic Equipment	0.1
Retail — Regional Department Stores	0.1
Building Products — Cement	0.1
Finance — Commercial	0.1
Sovereign Agency	0.1
Hotels/Motels	0.1
Medical — Wholesale Drug Distribution	0.1
Retail — Petroleum Products	0.1
Food — Retail	0.1
Internet Content — Entertainment	0.1
Advertising Agencies	0.1
Machinery — Electrical	0.1
Retail — Apparel/Shoe	0.1
Resorts/Theme Parks	0.1
Finance — Mortgage Loan/Banker	0.1
Aerospace/Defense — Equipment	0.1
Real Estate Management/Services	0.1
Software Tools	0.1
Water	0.1
Commercial Services — Finance	0.1
Finance — Other Services	0.1
Insurance Brokers	0.1
Finance — Auto Loans	0.1
Retail — Major Department Stores	0.1
Cruise Lines	0.1
Retail — Auto Parts	0.1
Auction Houses/Art Dealers	0.1
Shipbuilding	0.1
Chemicals — Other	0.1
Rental Auto/Equipment	0.1
Gas — Distribution	0.1
Banks — Money Center	0.1
Non — Profit Charity	0.1
Building Products — Doors & Windows	0.1
Beverages — Wine/Spirits	0.1
Commercial Services	0.1
Telecom Services	0.1
E-Commerce/Services	0.1
Finance — Leasing Companies	0.1
Recycling	0.1
Computers — Integrated Systems	0.1
Cosmetics & Toiletries	0.1
Financial Guarantee Insurance	0.1
Casino Services	0.1
E-Commerce/Products	0.1
Finance — Investment Banker/Broker	0.1
Electric — Transmission	0.1
Instruments — Controls	0.1

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE —  August 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Casino Hotels	0.1%
Entertainment Software	0.1
Petrochemicals	0.1
Transport — Marine	0.1
Investment Companies	0.1
Human Resources	0.1
Transport — Air Freight	0.1

104.5%

Credit Quality†#

Aaa	48.0%
Aa	2.5
A	10.1
Baa	21.6
Ba	5.7
B	5.7
Caa	1.3
Not Rated@	5.1

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.4%
Diversified Financial Services — 3.4%
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,077,168
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	1,000,000	1,021,273
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	900,000	924,804
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,354,828
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,552,949
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,282,276
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,436,125
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,068,453
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.16% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,399,902
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.23% (1 ML+1.07%) due 12/15/2037*(1)	750,000	749,545
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	600,000	613,818
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,030,000	1,060,339
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,158,543
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,027,194
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,063,401	1,088,722
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	151,300
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	250,000	305,037
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	1,254,000	1,321,848
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,805,519
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	236,900
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	400,000	414,933

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	$1,000,000	$1,013,461
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,075,000	1,099,578
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	700,000	716,233
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	5,570,000	6,334,255
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	1,400,000	1,489,373
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	916,649	920,187
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	1,302,978	1,311,420
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	52,529	52,489
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,385,592
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	4,520,000	4,874,890
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.06% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,937,066
Navient Private Education Refi Loan Trust Series 2020-FA, Class A 1.22% due 07/15/2069*	600,000	600,872
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	3,720,000	3,969,028
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	992,668	1,016,155
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	900,000	965,784
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,082,583
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	130,879
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	303,912
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	525,150
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	850,000	849,422

Total Asset Backed Securities
(cost $58,340,228)		60,629,805

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 33.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	$1,420,000	$1,468,695
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	344,000	400,547

		1,869,242

Advertising Sales — 0.0%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	1,065,000	862,650

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,525,000	2,853,500
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	11,000	11,634

		2,865,134

Aerospace/Defense - Equipment — 0.1%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	669,000	690,743
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	898,000	906,414

		1,597,157

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	669,000	728,768

Airlines — 0.1%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	950,000	912,247
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,060,000	1,160,773
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	389,187	351,000

		2,424,020

Applications Software — 0.0%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	759,000	812,965

Auction Houses/Art Dealers — 0.1%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*#	1,400,000	1,428,000

Auto - Cars/Light Trucks — 0.5%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	1,090,000	1,107,963
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	588,000	594,594

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	$961,000	$890,126
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	1,443,000	1,591,817
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	178,000	207,424
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	200,000	210,146
General Motors Co. Senior Notes 6.80% due 10/01/2027	1,139,000	1,392,624
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	1,398,000	1,444,264
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,217,000	1,297,561
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	304,000	305,948
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	603,000	626,445

		9,668,912

Auto - Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	559,000	563,210
Cummins, Inc. Senior Notes 0.75% due 09/01/2025	1,061,000	1,063,421
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	946,000	958,195

		2,584,826

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027	1,136,000	1,203,568
Dana, Inc. Senior Notes 5.38% due 11/15/2027	621,000	652,050
Lear Corp. Senior Notes 5.25% due 05/15/2049	919,000	990,150

		2,845,768

Banks - Commercial — 1.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	5,194,000	5,856,868
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	2,738,000	2,952,564
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	367,000	388,751

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	$591,000	$656,956
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,272,000	1,346,809
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	872,000	1,002,974
Discover Bank Senior Notes 2.70% due 02/06/2030	852,000	888,914
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	1,305,000	1,477,209
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,899,000	2,844,095
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	751,000	799,014
SunTrust Bank Senior Notes 3.50% due 08/02/2022	24,000	24,659
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,241,470
Truist Bank Sub. Notes 2.64% due 09/17/2029	661,000	684,117
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	2,597,000	2,588,274

		22,752,674

Banks - Super Regional — 0.7%
Bank of America NA Senior Notes 3.34% due 01/25/2023	1,230,000	1,280,098
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	1,311,000	1,369,681
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	2,252,000	2,384,818
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,312,000	4,970,591
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	594,000	723,571
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	924,000	1,261,319

		11,990,078

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	1,090,000	1,155,400
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,150,000	1,193,367

		2,348,767

Security Description	Principal Amount	Value (Note 2)

Beverages - Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	$34,000	$37,145
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	1,587,000	1,704,813
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	1,261,000	1,350,752

		3,092,710

Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,368,000	4,158,995
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,420,000	2,884,945

		7,043,940

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,289,000	1,584,555
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	412,000	414,575
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	950,000	952,375
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	73,000	79,935

		3,031,440

Building & Construction Products - Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	2,066,000	2,216,208
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	685,000	680,500
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	305,000	318,478
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	700,000	725,550

		3,940,736

Building Products - Air & Heating — 0.2%
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	772,000	810,353
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	2,000,000	2,079,097
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	881,000	933,457

		3,822,907

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	$1,229,000	$1,376,385
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	820,000	928,954

		2,305,339

Building Products - Doors & Windows — 0.1%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,144,000	1,214,070

Building Products - Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	502,000	543,415

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc. Senior Sec. Notes 6.25% due 07/15/2028*	108,000	115,529

Building - Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	812,000	878,990

Cable/Satellite TV — 0.9%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	889,000	911,225
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	381,758
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	295,000	303,481
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	295,000	323,763
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	802,000	838,090
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	405,000	403,560
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,268,000	1,448,946
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	160,000	195,236
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	613,000	848,816
Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	1,139,000	1,100,367
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	1,442,000	1,627,617

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	$648,000	$767,534
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	408,000	488,893
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,070,000	1,376,680
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	755,000	817,287
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	600,000	639,876
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	700,000	726,250
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,648,000	2,219,710

		15,419,089

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	542,000	539,360
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	455,000	501,638

		1,040,998

Casino Services — 0.1%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,025,000	1,086,490

Cellular Telecom — 0.4%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	3,308,000	3,845,550
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	2,264,000	2,595,065

		6,440,615

Chemicals - Diversified — 0.2%
Olin Corp. Senior Notes 9.50% due 06/01/2025*	510,000	590,325
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	2,324,000	2,466,754

		3,057,079

Chemicals - Specialty — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,287,000	1,333,784
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,745,000	1,932,204
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	803,000	837,127

		4,103,115

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	$992,000	$889,080

Commercial Services — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,205,000	1,206,145

Commercial Services - Finance — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,125,000	1,142,212
S&P Global, Inc. Company Guar. Bonds 2.30% due 08/15/2060	419,000	387,846

		1,530,058

Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	924,000	984,337
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	4,773,000	5,085,224
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	876,000	977,914
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	1,343,000	1,571,686
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	515,000	538,175
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	196,000	205,310
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	675,000	686,813

		10,049,459

Computers — 0.6%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	1,139,000	1,225,035
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	675,000	796,722
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,653,000	2,200,388
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	3,197,000	3,210,367
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	1,359,000	1,536,444
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,317,000	1,646,515

		10,615,471

Security Description	Principal Amount	Value (Note 2)

Computers - Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	$856,000	$819,183
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	299,000	322,173

		1,141,356

Consumer Products - Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	577,000	611,620
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	20,000	22,836

		634,456

Containers - Metal/Glass — 0.0%
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	855,000	872,100

Containers - Paper/Plastic — 0.2%
Bemis Co., Inc. Company Guar. Notes 2.63% due 06/19/2030	599,000	644,028
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	723,000	795,300
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	1,999,000	2,190,464

		3,629,792

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,365,000	1,129,538

Data Processing/Management — 0.0%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	274,000	284,289

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030	823,000	891,992

Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	554,000	573,390
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	77,000	79,695

		653,085

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	437,000	452,426

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,190,000	1,234,625

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale (continued)
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	$846,000	$852,345
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	983,000	1,024,777

		3,111,747

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	2,833,000	2,903,879
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	1,334,000	1,341,382
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	2,675,000	2,831,410
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	703,000	797,443
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	743,000	930,400
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,815,000	2,093,365
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,602,000	2,293,266
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	1,470,000	1,565,830
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,200,000	1,356,177
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,552,000	1,804,254
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	860,000	1,101,250
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,032,000	1,355,311
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	1,673,000	2,255,145
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,881,000	2,892,259
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,438,000	2,719,968
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	1,398,000	1,628,934
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,108,000	3,075,951
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	4,582,000	4,783,103

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$534,000	$574,356
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	596,000	648,849
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	2,183,000	2,465,463
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	569,000	684,048
Morgan Stanley Senior Notes 3.62% due 04/01/2031	732,000	850,416
Morgan Stanley Senior Notes 3.63% due 01/20/2027	3,687,000	4,212,036
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	320,000	376,587

		47,541,082

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	941,000	997,610
General Electric Co. Senior Notes 4.25% due 05/01/2040	125,000	126,183
General Electric Co. Senior Notes 4.35% due 05/01/2050	550,000	558,330
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,247,000	1,368,940

		3,051,063

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	786,000	1,086,296

E-Commerce/Services — 0.1%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,115,000	1,166,569

Electric Products - Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	367,000	403,700
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	169,000	188,517

		592,217

Electric - Distribution — 0.4%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	4,439,000	4,852,694
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	875,000	933,922

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Distribution (continued)
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	$1,362,000	$1,651,039

		7,437,655

Electric - Generation — 0.2%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,327,000	1,653,403
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	800,000	842,000
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	880,000	933,222

		3,428,625

Electric - Integrated — 1.9%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	637,000	782,710
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	1,382,000	1,567,002
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	3,452,000	3,811,362
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	334,000	400,515
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	1,444,000	2,212,855
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,434,000	1,818,386
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	2,495,000	3,144,133
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	2,662,000	3,298,703
Exelon Corp. Senior Notes 4.70% due 04/15/2050	1,013,000	1,307,381
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,235,000	4,580,047
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	943,000	1,066,864
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	583,000	643,798
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047	1,215,000	1,145,909
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	730,000	723,199
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	2,286,000	2,351,220

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	$1,302,000	$1,522,162
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	981,000	1,267,929
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	148,000	156,968
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	460,000	461,111
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	457,000	468,425
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	1,401,000	1,552,560

		34,283,239

Electric - Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	988,000	1,073,474

Electronic Components - Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	1,064,000	1,199,471
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	664,000	790,593
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	630,000	657,392

		2,647,456

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	136,000	150,261
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	2,119,000	2,532,145

		2,682,406

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	854,000	928,132
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,490,000	1,598,013

		2,526,145

Energy - Alternate Sources — 0.1%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	1,892,000	1,946,364

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	747,000	776,880

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.95% due 11/15/2024	$2,108,000	$2,294,536

		3,071,416

Entertainment Software — 0.1%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	1,108,000	1,035,800

Finance - Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	138,020
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,266,000	1,354,620

		1,492,640

Finance - Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	2,120,000	2,238,656

Finance - Consumer Loans — 0.5%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,080,000	1,015,200
Navient Corp. Senior Notes 5.00% due 03/15/2027	450,000	433,125
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	795,000	845,681
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	777,000	870,240
Synchrony Financial Senior Notes 4.50% due 07/23/2025	5,511,000	5,997,172

		9,161,418

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	905,000	864,275
American Express Co. Senior Notes 3.40% due 02/22/2024	1,221,000	1,338,227
American Express Co. Senior Notes 4.20% due 11/06/2025	829,000	968,982
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	1,766,000	1,886,329
Visa, Inc. Senior Notes 0.75% due 08/15/2027	563,000	560,673

		5,618,486

Finance - Investment Banker/Broker — 0.1%
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	195,000	202,800
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	841,000	874,640

		1,077,440

Security Description	Principal Amount	Value (Note 2)

Finance - Mortgage Loan/Banker — 0.1%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	$614,000	$647,082
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	219,000	233,510
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	726,000	746,873

		1,627,465

Finance - Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	1,499,000	1,522,121

Financial Guarantee Insurance — 0.1%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	370,000	399,456
Radian Group, Inc. Senior Notes 6.63% due 03/15/2025	658,000	707,350

		1,106,806

Food - Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(4)	250,000	224,063

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	478,000	477,305
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,139,000	1,192,754
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	1,057,000	1,170,180

		2,840,239

Food - Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,202,000	1,641,755
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,125,000	1,125,000
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	346,000	381,570
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	585,000	610,471
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	858,000	844,209
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,857,000	2,109,849
TreeHouse Foods, Inc. Company Guar. Notes 4.00% due 09/01/2028	220,000	223,892

		6,936,746

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	$520,000	$547,300
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	802,000	824,055
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	522,000	563,760

		1,935,115

Food - Wholesale/Distribution — 0.3%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	1,315,000	1,312,177
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	1,045,000	1,318,920
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	1,322,000	1,767,063
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	588,000	814,765
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	496,000	524,520

		5,737,445

Gas - Distribution — 0.1%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	909,000	1,256,531

Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	805,000	832,169
Wyndham Destinations, Inc. Senior Sec. Notes 6.63% due 07/31/2026*	210,000	222,075
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	1,039,000	1,064,975

		2,119,219

Human Resources — 0.1%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	933,000	966,122

Independent Power Producers — 0.1%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	170,000	178,075
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	757,000	802,420
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	784,996

		1,765,491

Security Description	Principal Amount	Value (Note 2)

Instruments - Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	$1,061,000	$1,063,017

Insurance Brokers — 0.1%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	965,000	1,114,928
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	295,000	393,659

		1,508,587

Insurance - Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	1,187,000	1,144,909
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,653,000	1,919,856
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	3,279,000	3,423,117
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	283,000	321,933
Unum Group Senior Notes 4.50% due 03/15/2025	564,000	626,394

		7,436,209

Insurance - Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	708,000	762,224
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	45,000	45,057

		807,281

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	824,000

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	1,660,000	1,917,300

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,025,000	1,040,375
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,391,000	1,445,329

		2,485,704

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	2,121,000	2,135,821
Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025	1,498,000	1,551,277

		3,687,098

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	$1,715,000	$1,837,453

Machinery - Farming — 0.3%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	1,637,000	1,761,814
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	2,578,000	2,685,207
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	748,000	822,117

		5,269,138

Machinery - Pumps — 0.2%
Xylem, Inc. Senior Notes 1.95% due 01/30/2028	2,671,000	2,788,843

Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	446,000	470,530

Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*	3,117,000	3,554,537

Medical - Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	5,271,000	5,608,112
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	1,093,000	1,193,200
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	811,000	825,363
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,582,000	1,549,569
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	886,000	847,410

		10,023,654

Medical - Drugs — 0.5%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,181,000	1,382,461
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	2,076,000	2,505,880
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*	520,000	524,786
Bristol - Myers Squibb Co. Senior Notes 3.63% due 05/15/2024	1,543,000	1,709,754
Bristol - Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	900,000	1,217,352

Security Description	Principal Amount	Value (Note 2)

Medical - Drugs (continued)
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	$1,142,000	$1,234,275
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*	872,000	949,172

		9,523,680

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	1,313,000	1,537,536
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	828,000	883,890

		2,421,426

Medical - HMO — 0.4%
Humana, Inc. Senior Notes 4.88% due 04/01/2030	2,171,000	2,728,758
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	1,737,000	1,783,022
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	872,000	955,690
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	942,289

		6,409,759

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	837,000	868,387
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,116,000	1,317,148
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,075,000	2,335,952
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	760,000	758,100
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	900,000	920,700

		6,200,287

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	1,885,000	2,094,174

Metal - Copper — 0.1%
Freeport - McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	367,000	383,552
Freeport - McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	573,000	602,005
Freeport - McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029#	527,000	577,065

		1,562,622

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal - Iron — 0.1%
Cleveland - Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	$999,000	$929,070
Cleveland - Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	509,000	519,816
Cleveland - Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	22,000	24,268

		1,473,154

Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,305,000	1,295,212
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	1,809,000	2,028,200

		3,323,412

Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	744,000	762,823

Non-Profit Charity — 0.1%
Ford Foundation Notes 2.82% due 06/01/2070	1,150,000	1,217,091

Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	673,000	715,493

Oil Companies - Exploration & Production — 0.9%
Apache Corp. Senior Notes 4.38% due 10/15/2028	722,000	716,556
Apache Corp. Senior Notes 4.63% due 11/15/2025	104,000	106,470
Apache Corp. Senior Notes 4.88% due 11/15/2027	569,000	581,734
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	344,000	112,338
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,183,000	351,943
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	1,434,000	1,573,980
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	846,000	1,013,923
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	907,000	1,160,400
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,691,000	1,602,223
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,403,000	1,514,507

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	$901,000	$995,903
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	943,000	1,240,913
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	1,236,000	1,647,901
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	585,000	587,925
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	902,000	912,260
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	538,000	570,280
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	1,255,000	1,220,644
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	314,000	324,990

		16,234,890

Oil Companies - Integrated — 0.6%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	2,149,000	2,033,686
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	3,831,000	4,319,311
Chevron Corp. Senior Notes 1.55% due 05/11/2025	2,653,000	2,762,463
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,021,000	1,062,349
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	938,000	936,321

		11,114,130

Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*†(11)(12)	1,387,000	41,610

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	1,133,000	955,402
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	1,331,000	1,310,919

		2,266,321

Oil - Field Services — 0.3%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	342,000	323,190
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	769,000	792,070

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil - Field Services (continued)
Baker Hughes a GE Co. LLC/Baker Hughes Co - Obligor, Inc. Senior Notes 4.49% due 05/01/2030	$532,000	$623,571
Halliburton Co. Senior Notes 2.92% due 03/01/2030	1,316,000	1,335,704
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	1,163,000	421,587
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,282,000	1,419,845
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	990,000	1,019,700

		5,935,667

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	625,000	630,469
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,290,000	2,625,216
Georgia - Pacific LLC Senior Notes 2.30% due 04/30/2030*	1,494,000	1,587,412
Georgia - Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,073,000	2,249,563

		7,092,660

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	961,000	1,019,808

Pharmacy Services — 0.3%
CVS Health Corp Senior Notes 4.25% due 04/01/2050	717,000	856,042
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	602,000	588,867
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,336,000	2,870,484
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	140,000	182,561

		4,497,954

Pipelines — 1.6%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	445,000	447,216
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	607,000	619,650
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	1,442,000	1,521,909

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	$361,000	$376,343
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	617,000	624,713
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	532,000	591,421
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	482,000	520,560
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	218,000	218,000
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	944,000	929,400
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	1,405,000	1,397,406
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	730,000	815,289
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	919,000	939,176
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	176,000	114,400
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	1,495,000	1,406,184
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,077,000	1,172,337
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,742,000	1,537,315
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	475,000	410,733
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,043,000	1,080,235
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,218,000	1,218,731
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	1,456,000	1,363,332
MPLX LP Senior Notes 2.65% due 08/15/2030	1,073,000	1,065,817
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,046,000	1,084,466
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	782,000	901,481
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	1,307,000	1,249,414

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	$557,000	$673,149
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	617,000	541,237
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	974,000	1,114,441
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	931,000	941,595
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	66,000	67,267
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*	952,000	1,035,632
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,837,000	2,209,057

		28,187,906

Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	820,000	871,250

Protection/Safety — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	552,000	585,120
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,353,000	1,494,769
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	545,000	572,250

		2,652,139

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,112,000	1,105,685
American Tower Corp. Senior Notes 3.10% due 06/15/2050	1,259,000	1,296,677
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	1,689,000	1,815,975
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	1,871,000	1,973,584
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,200,000	1,224,000
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	710,000	709,986
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	453,000	459,795

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050	$1,202,000	$1,116,285
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	480,000	532,678
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*	258,000	259,290
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	896,000	938,291
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	328,000	351,780
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	1,147,000	1,133,592
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	893,000	819,327
MGM Growth Properties Operating Partnership LP/MGP Finance Co - Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	764,000	845,175
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	587,000	620,752
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	1,549,000	1,521,875
Prologis LP Senior Notes 1.25% due 10/15/2030	767,000	752,365
Prologis LP Senior Bonds 2.13% due 10/15/2050	569,000	524,290
Prologis LP Senior Notes 3.00% due 04/15/2050	1,251,000	1,361,681
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,315,000	1,432,542
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	841,000	877,628
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	1,161,000	1,205,864
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	945,000	909,562
Welltower, Inc. Senior Notes 2.75% due 01/15/2031	1,002,000	1,020,183

		24,808,862

Real Estate Management/Services — 0.1%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	792,000	836,665
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	739,000	757,531

		1,594,196

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Recycling — 0.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	$1,093,000	$1,142,119

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,321,000	548,215
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	778,000	744,935

		1,293,150

Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	170,000	176,800
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	627,000	664,620

		841,420

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*#	735,000	784,613
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*#	825,000	804,375
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	81,000	87,658

		1,676,646

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	1,417,000	1,821,992

Retail - Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	724,000	615,400

Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	1,325,000	1,460,255

Retail - Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	558,000	654,534

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	689,000	787,807

Retail - Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	790,000	794,756

Retail - Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	1,295,000	1,490,272

Security Description	Principal Amount	Value (Note 2)

Retail - Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	$519,000	$533,371

Retail - Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	675,000	729,729

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	1,670,000	1,524,896
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	651,000	783,946

		2,308,842

Retail - Restaurants — 0.4%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,187,000	1,181,065
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	1,323,000	1,268,093
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	205,000	174,506
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	1,110,000	824,175
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	792,000	894,317
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	839,000	1,023,891
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,322,000	1,648,415

		7,014,462

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,430,000	1,619,475

Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,827,000	1,970,716
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,652,000	2,710,898

		4,681,614

Security Services — 0.1%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	575,000	597,109
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	448,000	472,640

		1,069,749

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	$1,185,000	$1,360,885

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	1,342,000	1,578,859

Steel - Producers — 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	775,000	806,000
Nucor Corp. Senior Notes 2.70% due 06/01/2030	414,000	445,903
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	593,000	587,903
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031	452,000	485,986
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	1,370,000	1,505,503

		3,831,295

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,684,000	3,362,155

Telephone - Integrated — 1.0%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	444,000	450,161
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,275,000	6,320,434
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	745,000	895,760
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	914,000	1,090,852
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,175,000	2,690,058
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	688,000	713,473
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	924,000	1,047,585
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	714,000	876,039
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	425,000	529,543
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,287,000	3,106,699
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	547,000	564,887

		18,285,491

Security Description	Principal Amount	Value (Note 2)

Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	$460,000	$506,000
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,110,000	1,248,750
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,051,000	5,385,233

		7,139,983

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	1,149,000	1,301,053

Transport - Air Freight — 0.1%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	925,000	950,438

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.00% due 06/30/2030	991,000	1,126,692
GATX Corp. Senior Notes 4.35% due 02/15/2024	1,902,000	2,092,263

		3,218,955

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	966,000	1,018,044

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	1,038,000	1,078,654
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	621,000	688,616
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,267,000	1,590,782

		3,358,052

Transport - Services — 0.2%
FedEx Corp. Pass Through Trust Pass - Through Certs. Series 2020 - 1, Class AA 1.88% due 08/20/2035	1,925,000	1,959,216
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	1,004,000	1,144,705

		3,103,921

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	273,000	290,473
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	2,953,000	3,242,931
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	909,000	1,024,259

		4,557,663

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	$827,000	$864,215

Water — 0.1%
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	616,000	705,280
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	792,000	860,854

		1,566,134

Web Portals/ISP — 0.2%
Alphabet, Inc. Senior Notes 1.10% due 08/15/2030	1,643,000	1,638,080
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	1,564,000	1,490,959

		3,129,039

Total U.S. Corporate Bonds & Notes
(cost $558,569,581)		595,058,667

FOREIGN CORPORATE BONDS & NOTES — 9.5%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	1,045,000	1,173,521

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	540,000	499,500
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	1,345,000	1,560,610
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	878,000	902,145
Yara International ASA Senior Notes 3.15% due 06/04/2030*	612,000	658,110

		3,620,365

Auto/Truck Parts & Equipment - Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	591,000	677,434

Banks - Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	1,028,000	1,070,786
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	620,000	623,875
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	1,381,000	1,557,078
Bank of Montreal Senior Notes 2.05% due 11/01/2022	3,566,000	3,690,524
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	1,114,000	1,133,857

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	$968,000	$1,038,951
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,502,000	1,621,444
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	1,274,000	1,315,233
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	1,500,000	1,467,750
ING Groep NV Senior Notes 1.40% due 07/01/2026*	3,004,000	3,053,176
ING Groep NV Senior Notes 4.63% due 01/06/2026*	563,000	666,361
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	844,000	939,441
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	1,959,000	2,025,437
Philippine National Bank Senior Notes 3.28% due 09/27/2024	500,000	520,250
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	1,042,000	1,162,854
Standard Chartered PLC Senior Notes 4.64% due 04/01/2031*	653,000	765,394

		22,652,411

Banks - Special Purpose — 0.2%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	3,945,000	3,976,053

Beverages - Non-alcoholic — 0.1%
Coca - Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	1,881,000	1,879,984

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	1,166,000	1,212,916

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	65,000	66,463
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	696,000	727,320

		793,783

Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,097,000	1,126,849

Cellular Telecom — 0.3%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	239,725

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	$122,000	$127,746
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	1,024,000	1,084,928
Numericable - SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,434,000	1,522,406
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	632,105
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	732,000	916,950
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	839,000	1,100,874

		5,624,734

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	947,939
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	1,819,000	1,730,778
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	400,000	380,600

		3,059,317

Chemicals - Other — 0.1%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	1,200,000	1,311,000

Chemicals - Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	760,000	764,852

Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	454,000	469,763

Containers - Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	825,000	858,313
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	825,000	907,500

		1,765,813

Containers - Paper/Plastic — 0.2%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	856,000	911,683
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,053,000	1,105,650
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	1,620,000	1,840,158

		3,857,491

Security Description	Principal Amount	Value (Note 2)

Cruise Lines — 0.1%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	$700,000	$702,348
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	726,000	515,460
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	189,000	136,080
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	115,000	127,650

		1,481,538

Diagnostic Equipment — 0.1%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	1,482,000	1,669,883

Diversified Banking Institutions — 2.1%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,400,000	1,493,697
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	882,000	920,215
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	2,741,000	2,962,939
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	2,497,000	2,790,198
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	1,134,000	1,170,384
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	1,566,000	1,616,975
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	1,488,000	1,735,245
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	782,000	792,994
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	964,000	1,011,177
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,510,000	1,700,745
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	2,083,000	2,191,250
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	3,033,000	3,198,813
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	653,000	650,168
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	1,716,000	1,812,251
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	2,718,000	2,811,182

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	$1,882,000	$1,986,527
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	531,000	583,979
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	622,000	678,474
UBS AG Senior Notes 1.75% due 04/21/2022*	1,770,000	1,806,180
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	816,000	855,872
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	308,668
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	3,288,000	3,404,860
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,114,204

		37,596,997

Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	924,000	967,890
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	3,215,000	3,321,376

		4,289,266

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	1,336,000	1,493,061

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	1,067,000	1,229,547
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	946,000	1,021,680
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*	921,000	944,979
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	1,257,000	1,485,170
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	652,000	731,782

		5,413,158

Electric - Distribution — 0.0%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	700,000	728,140

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	999,000	1,303,851

Security Description	Principal Amount	Value (Note 2)

Electric - Generation (continued)
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	$469,500	$539,925
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	400,000	415,044
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	700,000	738,500
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	300,000	302,067

		3,299,387

Electric - Integrated — 0.2%
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	645,000	655,256
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,216,000	1,535,952
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	936,000	1,015,560

		3,206,768

Electronic Components - Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	542,000	600,853

Energy - Alternate Sources — 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	400,000	418,000
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	400,000	409,920

		827,920

Finance - Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	788,000	811,640

Finance - Leasing Companies — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	1,175,000	1,142,326

Food - Meat Products — 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030*	400,000	415,000
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	347,000	358,278
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	447,000	455,940

		1,229,218

Independent Power Producers — 0.0%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	600,000	640,506

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Industrial Gases — 0.0%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	$400,000	$414,558

Insurance - Life/Health — 0.2%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	1,029,000	1,241,158
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,519,000	1,622,927

		2,864,085

Insurance - Property/Casualty — 0.2%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,553,000	2,841,005

Investment Companies — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	900,000	997,587

Medical - Drugs — 0.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	554,000	516,211
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	227,000	227,568
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	932,000	722,300
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	37,000	37,762
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,878,000	3,224,524
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	1,295,000	1,328,097

		6,056,462

Metal - Aluminum — 0.0%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	400,000	494,000

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,193,000	1,212,386

Metal - Diversified — 0.0%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	400,000	404,711

Metal - Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	910,561

Motion Pictures & Services — 0.0%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	815,000	824,169

Security Description	Principal Amount	Value (Note 2)

Multimedia — 0.0%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	$400,000	$394,004

Oil Companies - Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	982,000	1,003,605
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,158,000	1,181,160
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	775,000	741,497

		2,926,262

Oil Companies - Integrated — 0.4%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	1,103,000	1,048,848
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	400,000	482,576
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	786,000	823,658
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049	837,000	902,294
Petro - Canada Senior Notes 5.95% due 05/15/2035	636,000	797,341
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	700,000	829,850
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	400,000	328,500
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	400,000	394,040
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	400,000	353,250
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	400,000	333,960
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	625,000	696,782

		6,991,099

Oil Refining & Marketing — 0.1%
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029	800,000	934,216

Real Estate Investment Trusts — 0.0%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050	700,000	722,400

Retail - Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,180,000	1,219,825

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.2%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	$1,235,000	$1,274,396
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	428,000	434,420
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,045,000	1,073,424

		2,782,240

Security Services — 0.1%
GW B - CR Security Corp. Senior Notes 9.50% due 11/01/2027*	959,000	1,040,515

Steel - Producers — 0.0%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	400,000	404,500

SupraNational Banks — 0.5%
African Development Bank Senior Notes 0.75% due 04/03/2023	2,007,000	2,032,569
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	2,526,000	2,632,319
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,409,000	1,599,984
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	3,001,000	3,022,480

		9,287,352

Telecom Services — 0.1%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,175,000	1,175,000

Telephone - Integrated — 0.2%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	660,000	733,620
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,056,000	1,471,251
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,665,000	1,961,311

		4,166,182

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	351,000	538,098

Transport - Services — 0.0%
Rumo Luxembourg SARL Company Guarantee Notes 5.25% due 01/10/2028*	580,000	611,900

Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	352,000	388,080

Security Description	Principal Amount	Value (Note 2)

Warehousing & Harbor Transportation Services — 0.0%
DP World PLC Senior Notes 4.70% due 09/30/2049	$500,000	$523,140

Total Foreign Corporate Bonds & Notes
(cost $160,930,086)		169,521,284

FOREIGN GOVERNMENT OBLIGATIONS — 4.3%
Sovereign — 4.2%
Abu Dhabi Government Senior Notes 3.13% due 04/16/2030*	3,650,000	4,084,219
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	2,200,000	2,260,060
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	1,900,000	1,976,038
Dominican Republic Senior Bonds 6.85% due 01/27/2045	1,400,000	1,486,800
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,300,000	1,310,413
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	1,200,000	1,254,600
Government of Romania Senior Notes 3.00% due 02/14/2031*#	1,200,000	1,203,934
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	1,620,000	1,617,019
Government of Ukraine Senior Notes 7.75% due 09/01/2023	1,000,000	1,062,500
Government of Ukraine Senior Notes 7.75% due 09/01/2024#	1,250,000	1,322,025
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	2,000,000	2,176,600
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027	1,600,000	1,645,299
Kingdom of Jordan Senior Notes 5.85% due 07/07/2030*	1,830,000	1,851,287
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030#	2,200,000	2,382,160
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	2,000,000	2,488,720
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	413,603	495,294
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	1,210,000	1,657,712
Oriental Republic of Uruguay Notes 7.63% due 03/21/2036	2,000,000	3,157,000
Republic of Belarus Senior Notes 5.88% due 02/24/2026*#	1,000,000	934,380

32

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Belarus Senior Notes 6.88% due 02/28/2023	$2,000,000	$1,956,560
Republic of Colombia Senior Notes 3.13% due 04/15/2031	2,700,000	2,801,250
Republic of Costa Rica Senior Notes 6.13% due 02/19/2031	2,000,000	1,852,000
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*	2,965,000	3,071,740
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	2,000,000	2,459,720
Republic of Indonesia Senior Notes 3.85% due 10/15/2030	1,000,000	1,145,890
Republic of Indonesia Senior Notes 7.75% due 01/17/2038	1,000,000	1,576,820
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	800,000	1,299,712
Republic of Italy Senior Notes 4.00% due 10/17/2049	729,000	755,177
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	664,000	649,020
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	500,000	503,750
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	1,000,000	1,040,072
Republic of Kenya Senior Notes 6.88% due 06/24/2024	2,350,000	2,415,917
Republic of Kenya Senior Notes 7.00% due 05/22/2027	800,000	801,037
Republic of Turkey Senior Notes 6.25% due 09/26/2022	2,300,000	2,331,740
Republic of Turkey Senior Notes 6.63% due 02/17/2045	2,000,000	1,795,000
Republic of Turkey Senior Notes 7.38% due 02/05/2025	1,000,000	1,039,360
Russian Federation Senior Notes 4.38% due 03/21/2029	400,000	459,320
State of Qatar Senior Notes 3.75% due 04/16/2030*	1,800,000	2,096,064
State of Qatar Senior Notes 4.40% due 04/16/2050*	2,000,000	2,595,844
State of Qatar Senior Notes 4.82% due 03/14/2049	2,500,000	3,418,560
United Mexican States Senior Notes 4.50% due 04/22/2029	1,303,000	1,469,132

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Bonds 4.75% due 03/08/2044	$901,000	$1,010,471
United Mexican States Senior Notes 5.00% due 04/27/2051	800,000	923,000

		73,833,216

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	2,096,000	2,097,048

Total Foreign Government Obligations
(cost $74,495,749)		75,930,264

U.S. GOVERNMENT AGENCIES — 38.9%
Federal Home Loan Bank — 0.3%
2.13% due 09/14/2029	4,765,000	5,262,855

Federal Home Loan Mtg. Corp. — 8.7%
2.50% due 01/01/2028	432,445	457,757
2.50% due 04/01/2028	847,196	896,033
2.50% due 03/01/2031	563,804	592,875
2.50% due 10/01/2032	2,998,948	3,149,016
3.00% due 08/01/2027	187,813	197,803
3.00% due 10/01/2042	1,116,308	1,227,771
3.00% due 11/01/2042	878,383	941,532
3.00% due 02/01/2043	1,099,089	1,163,229
3.00% due 04/01/2043	1,300,928	1,421,776
3.00% due 05/01/2043	489,903	538,858
3.00% due 08/01/2043	4,504,343	4,834,832
3.00% due 10/01/2045	4,316,967	4,577,518
3.00% due 01/01/2050	18,402,694	19,407,228
3.50% due 01/01/2032	3,184,160	3,381,291
3.50% due 03/01/2042	2,922,462	3,173,217
3.50% due 04/01/2042	1,278,809	1,388,557
3.50% due 08/01/2042	1,044,581	1,148,243
3.50% due 09/01/2043	840,522	921,928
3.50% due 03/01/2045	800,917	855,430
3.50% due 07/01/2045	5,534,537	5,970,794
3.50% due 08/01/2045	1,611,955	1,752,324
3.50% due 11/01/2045	2,805,593	2,994,802
3.50% due 01/01/2046	1,760,178	1,886,272
3.50% due 03/01/2046	1,630,029	1,738,929
3.50% due 11/01/2047	8,726,318	9,241,809
3.50% due 01/01/2048	13,954,349	14,841,383
3.50% due 03/01/2048	7,549,958	8,242,491
3.50% due 08/01/2049	8,572,270	9,142,363
3.50% due 04/01/2050	9,126,533	9,630,252
4.00% due 03/01/2023	1,169	1,239
4.00% due 09/01/2040	897,761	988,524
4.00% due 07/01/2044	67,013	73,711
4.00% due 10/01/2045	2,088,396	2,260,000
4.00% due 01/01/2046	492,927	542,797
4.00% due 07/01/2049	5,096,274	5,524,717
4.00% due 01/01/2050	1,496,601	1,593,937
4.50% due 12/01/2039	402,173	448,820
4.50% due 07/01/2044	1,121,714	1,254,967
4.50% due 07/01/2045	10,000,000	11,172,832
4.50% due 05/01/2048	3,342,583	3,614,477
5.00% due 10/01/2033	786	886
5.00% due 07/01/2040	419,605	482,383
5.00% due 11/01/2043	2,192,868	2,523,504
5.50% due 11/01/2032	5,224	5,986
5.50% due 07/01/2034	19,490	22,733
5.50% due 02/01/2035	20,977	23,241
5.50% due 07/01/2035	728	855

33

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp (continued)
5.50% due 01/01/2036	$133,717	$155,297
5.50% due 05/01/2037	21,159	24,544
6.00% due 07/01/2035	71,140	79,645
6.00% due 03/01/2040	111,718	131,913
6.50% due 02/01/2036	9,585	11,192
6.50% due 09/01/2036	161	179
6.50% due 05/01/2037	29,868	35,009
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	73,332	75,881
3.58% (12 ML+1.88%) due 11/01/2037	799,726	846,705
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	2,542,081	2,621,794
Series 4800, Class KG 3.50% due 11/15/2045(2)	3,526,713	3,622,578
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.64% (6.80% - 1 ML) due 09/15/2039(2)(5)(6)	534,173	88,434
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015 - DNA1, Class M2 2.03% (1 ML+1.85%) due 10/25/2027(2)	56,679	56,679
Series 2014 - HQ2, Class M2 2.38% (1 ML+2.20%) due 09/25/2024(2)	787,241	787,241

		154,789,013

Federal National Mtg. Assoc. — 21.7%
2.50% due 02/01/2028	833,201	881,343
2.50% due 04/01/2028	232,136	245,848
2.50% due 07/01/2031	2,117,152	2,222,523
2.50% due 08/01/2031	11,644,724	12,239,798
2.50% due 01/01/2032	1,841,514	1,935,762
2.50% due 04/01/2035	7,714,564	8,096,704
2.50% due 05/01/2050	7,864,462	8,359,410
2.50% due 06/01/2050	14,811,717	15,584,855
3.00% due 10/01/2027	109,645	115,271
3.00% due 01/01/2028	1,007,314	1,058,328
3.00% due 10/01/2030	1,695,156	1,778,875
3.00% due 10/01/2032	5,313,633	5,576,203
3.00% due 02/01/2033	16,193,932	16,999,832
3.00% due 07/01/2034	1,275,023	1,337,518
3.00% due 11/01/2039	7,619,199	8,035,102
3.00% due 03/01/2042	2,042,122	2,183,868
3.00% due 12/01/2042	1,809,059	1,952,335
3.00% due 02/01/2043	4,377,027	4,693,594
3.00% due 05/01/2043	2,297,749	2,462,497
3.00% due 05/01/2046	2,610,866	2,764,406
3.00% due 08/01/2046	5,881,170	6,316,524
3.00% due 09/01/2046	1,246,677	1,319,763
3.00% due 04/01/2047	2,960,650	3,134,363
3.00% due 09/01/2048	5,596,506	5,910,792
3.00% due 11/01/2048	14,825,051	15,648,798
3.00% due 06/01/2049	4,378,190	4,695,735
3.00% due 03/01/2050	5,789,912	6,111,379
3.50% due 08/01/2026	599,757	634,239
3.50% due 09/01/2026	609,762	644,968
3.50% due 08/01/2027	56,716	59,959
3.50% due 10/01/2028	1,432,387	1,527,430
3.50% due 03/01/2033	1,092,687	1,155,621
3.50% due 12/01/2041	360,822	396,377
3.50% due 03/01/2042	477,992	518,732
3.50% due 08/01/2042	3,159,546	3,449,257
3.50% due 09/01/2042	344,594	373,346

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due 02/01/2043	$2,138,930	$2,394,912
3.50% due 07/01/2045	1,134,282	1,215,714
3.50% due 08/01/2045	1,555,184	1,669,660
3.50% due 09/01/2045	318,134	339,219
3.50% due 10/01/2045	2,303,502	2,524,316
3.50% due 11/01/2045	3,914,503	4,175,383
3.50% due 12/01/2045	8,230,475	8,776,527
3.50% due 02/01/2046	1,361,168	1,451,433
3.50% due 03/01/2046	6,333,638	6,734,154
3.50% due 07/01/2046	4,401,985	4,770,466
3.50% due 01/01/2047	3,926,077	4,172,379
3.50% due 12/01/2047	20,768,617	22,116,588
3.50% due 04/01/2048	8,226,726	8,862,766
3.50% due 08/01/2049	9,709,550	10,235,341
4.00% due 11/01/2025	40,886	43,357
4.00% due 03/01/2039	3,111,441	3,333,921
4.00% due 09/01/2040	78,085	86,109
4.00% due 10/01/2040	144,298	158,901
4.00% due 12/01/2040	1,270,886	1,403,124
4.00% due 10/01/2041	863,259	952,909
4.00% due 11/01/2041	799,388	874,799
4.00% due 01/01/2043	1,615,101	1,790,081
4.00% due 02/01/2045	2,653,712	2,933,991
4.00% due 02/01/2046	1,698,370	1,836,246
4.00% due 06/01/2046	477,121	517,202
4.00% due 01/01/2047	2,972,073	3,207,256
4.00% due 05/01/2047	2,606,335	2,793,363
4.00% due 06/01/2047	3,630,031	3,949,393
4.00% due 07/01/2047	12,252,260	13,135,187
4.00% due 08/01/2047	4,110,785	4,407,162
4.00% due 06/01/2048	8,343,817	9,007,687
4.00% due 09/01/2048	6,838,731	7,302,727
4.00% due 12/01/2048	2,555,514	2,719,221
4.00% due 01/01/2049	7,499,685	7,991,750
4.00% due 03/01/2049	3,827,336	4,075,259
4.00% due 03/01/2050	10,105,014	10,761,332
4.50% due 10/01/2024	190,630	202,845
4.50% due 03/01/2025	283,261	301,390
4.50% due 02/01/2040	814,133	929,588
4.50% due 05/01/2040	243,575	274,743
4.50% due 08/01/2045	5,965,607	6,800,198
4.50% due 06/01/2048	7,401,727	7,998,186
4.50% due 10/01/2048	6,148,264	6,631,500
4.50% due 11/01/2048	5,783,596	6,249,157
4.50% due 12/01/2048	10,992,810	11,858,417
4.50% due 10/01/2049	6,287,392	6,793,638
5.00% due 06/01/2022	10,760	11,342
5.00% due 10/01/2024	96,408	101,779
5.00% due 09/01/2033	386,236	443,890
5.00% due 04/01/2040	274,297	301,387
5.00% due 05/01/2040	429,910	490,154
5.00% due 06/01/2040	1,834,335	2,113,700
5.00% due 07/01/2040	214,413	240,542
5.00% due 02/01/2045	1,170,251	1,336,572
5.50% due 12/01/2029	95,060	105,389
5.50% due 12/01/2033	20,707	24,324
5.50% due 07/01/2037	21,404	24,732
5.50% due 08/01/2037	1,143,475	1,326,668
5.50% due 06/01/2038	112,968	131,165
5.50% due 09/01/2039	383,175	443,443
6.00% due 08/01/2034	17,396	20,561
6.00% due 11/01/2035	15,212	16,977
6.00% due 06/01/2036	37,931	44,851
6.00% due 12/01/2036	69,662	82,342
6.00% due 07/01/2038	337,800	397,350
6.00% due 09/01/2038	181,739	214,771

34

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 11/01/2038	$106,626	$125,338
Federal National Mtg. Assoc. FRS 3.07% (6 ML+1.54%) due 09/01/2035	757,609	783,934
3.18% (12 ML+1.57%) due 05/01/2037	137,598	143,552
3.26% (1 Yr USTYCR+2.26%) due 11/01/2036	250,146	263,810
3.30% (1 Yr USTYCR+2.22%) due 10/01/2035	528,930	557,581
3.33% (12 ML+1.67%) due 07/01/2039	557,147	583,170
3.39% (12 ML+1.91%) due 08/01/2035	471,300	496,953
3.72% (12 ML+1.77%) due 05/01/2040	723,539	755,187
3.75% (12 ML+1.83%) due 10/01/2040	308,065	321,258
4.07% (12 ML+1.82%) due 10/01/2040	169,644	177,175
Federal National Mtg. Assoc. REMIC
Series 2017 - 100, Class NP 3.00% due 12/25/2047(2)	3,798,202	4,098,289
Series 2018 - 27, Class EA 3.00% due 05/25/2048(2)	3,836,133	4,093,818
Series 2018 - 35, Class CD 3.00% due 05/25/2048(2)	5,238,382	5,504,298

		386,957,154

Government National Mtg. Assoc. — 5.6%
2.50% due 05/20/2050	8,913,648	9,400,647
2.50% due 06/20/2050	15,905,115	16,774,093
3.00% due 02/20/2045	3,872,560	4,111,573
3.00% due 05/20/2045	949,187	1,006,395
3.00% due 07/20/2045	246,366	261,282
3.00% due 11/20/2045	2,128,226	2,250,453
3.00% due 12/20/2045	1,669,264	1,762,167
3.00% due 01/20/2046	9,196,721	9,749,235
3.00% due 05/20/2046	10,301,066	10,888,215
3.00% due 09/20/2047	7,560,691	7,970,654
3.00% due 05/20/2050	13,880,033	14,632,626
3.50% due 03/20/2045	802,216	856,127
3.50% due 07/20/2045	403,481	430,656
3.50% due 03/20/2047	2,510,188	2,676,813
4.00% due 03/20/2044	527,391	576,686
4.00% due 07/20/2045	1,437,686	1,562,639
4.00% due 05/20/2048	4,089,638	4,390,845
4.00% due 03/20/2049	4,648,562	4,952,124
4.50% due 05/15/2039	457,689	522,731
4.50% due 04/20/2047	3,003,571	3,296,709
5.00% due 05/15/2034	116,867	130,997
5.00% due 01/15/2040	498,733	573,784
5.50% due 12/15/2039	498,171	558,241
6.00% due 10/15/2039	127,783	142,462
Government National Mtg. Assoc. REMIC VRS Series 2013 - 118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,773,688

		101,251,842

Uniform Mtg. Backed Securities — 2.6%
2.50% due September 15 TBA	8,000,000	8,392,344
2.50% due September 30 TBA	22,000,000	23,153,281
3.00% due September 30 TBA	14,000,000	14,757,969

		46,303,594

Total U.S. Government Agencies
(cost $674,636,075)		694,564,458

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 5.6%
United States Treasury Bonds — 4.3%
1.25% due 05/15/2050	$1,097,000	$1,042,150
2.38% due 11/15/2049	22,000,000	26,876,094
2.50% due 02/15/2045	1,189,000	1,459,590
2.50% due 05/15/2046	1,426,000	1,758,102
2.75% due 08/15/2047#	1,300,000	1,686,039
3.00% due 05/15/2045	595,000	794,720
3.00% due 05/15/2047	7,150,000	9,668,699
3.13% due 11/15/2041	815,000	1,098,117
3.13% due 02/15/2042	1,908,000	2,576,769
3.38% due 11/15/2048	14,400,000	20,945,812
3.63% due 08/15/2043	476,000	692,785
3.75% due 08/15/2041#	37,000	54,185
3.88% due 08/15/2040	140,000	206,850
4.25% due 11/15/2040	713,000	1,104,816
4.38% due 05/15/2040	2,990,000	4,682,737
4.38% due 05/15/2041	452,000	713,577
4.63% due 02/15/2040	68,000	109,294
5.25% due 11/15/2028	375,000	516,636

		75,986,972

United States Treasury Notes — 1.3%
1.38% due 10/15/2022	7,000,000	7,182,656
1.38% due 01/31/2025	1,000,000	1,050,195
1.63% due 08/15/2029#	9,200,000	10,001,047
1.75% due 11/15/2029#	5,150,000	5,662,989

		23,896,887

Total U.S. Government Treasuries
(cost $83,357,357)		99,883,859

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(7)(8) (cost $1)	79	50,213

PREFERRED SECURITIES — 0.0%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,600	582,854

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†#	5,600	52,024

Total Preferred Securities
(cost $651,353)		634,878

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks - Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*	$1,302,000	1,253,175

Banks - Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086	387,000	505,081

Building & Construction - Misc. — 0.0%
China Minmetals Corp. 3.75% due 11/13/2022(4)	400,000	408,000

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(4)	1,648,000	1,759,240
Royal Bank of Scotland Group PLC 8.00% due 09/30/2020(4)	425,000	484,572
Societe Generale SA 7.88% due 12/18/2023*(4)	793,000	857,432

		3,101,244

35

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	$711,000	$732,816

Electric - Integrated — 0.1%
CMS Energy Corp. 4.75% due 06/01/2050	944,000	1,029,518
Dominion Resources, Inc. 5.75% due 10/01/2054	615,000	657,227

		1,686,745

Food - Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	669,330

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	808,000	864,950
Prudential Financial, Inc. 5.70% due 09/15/2048	1,590,000	1,833,810
Voya Financial, Inc. 4.70% due 01/23/2048	1,010,000	1,015,050

		3,713,810

Metal - Aluminum — 0.0%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(4)	500,000	507,500

Metal - Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(4)	400,000	412,200

Oil Companies - Integrated — 0.1%
BP Capital Markets PLC 4.88% due 03/22/2030(4)	1,707,000	1,864,385

Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(4)	787,000	314,800
Enterprise Products Operating LLC 5.25% due 08/16/2077	648,000	622,080

		936,880

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	2,129,000	2,236,320

Transport - Rail — 0.1%
CRCC Chengan, Ltd. 3.97% due 06/27/2024(4)	700,000	722,755

Total Preferred Securities/Capital Securities
(cost $18,001,239)		18,750,241

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	230,000	23
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	148,000	15
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)	5,022	34

Total Escrows And Litigation Trusts
(cost $5,022)		90

Total Long-Term Investment Securities
(cost $1,628,986,691)		1,715,023,759

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 8.3%
Registered Investment Companies — 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(10)	123,204,888	$123,204,888
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(10)(13)	25,523,985	25,523,985

Total Short-Term Investment Securities
(cost $148,728,873)		148,728,873

TOTAL INVESTMENTS
(cost $1,777,715,564)(9)	104.5%	1,863,752,632
Liabilities in excess of other assets	(4.5)	(79,573,819)

NET ASSETS	100.0%	$1,784,178,813

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $297,697,054 representing 16.7% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non - income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Perpetual maturity—maturity date reflects the next call date.
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2020.
(7)	Securities classified as Level 3 (see Note 2).
(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	03/05/2014	79	$1	$50,213	$635.61	0.00%

(9)	See Note 5 for cost of investments on a tax basis.
(10)	The rate shown is the 7 - day yield as of August 31, 2020.
(11)	Security in default of interest.
(12)	Company has filed for bankruptcy protection.

36

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

(13)

At August 31, 2020, the Fund had loaned securities with a total value of $26,761,977. This was secured by collateral of $25,523,985, which was received in cash and subsequently invested in short-term investments currently valued at $25,523,985 as reported in the Portfolio of Investments. Additional collateral of $1,757,645 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 23.79%	01/25/2021 to 09/25/2050	$708,801
Federal National Mtg. Assoc.	0.21% to 41.95%	05/01/2023 to 08/25/2058	741,712
Government National Mtg. Assoc.	0.46% to 38.60%	10/16/2032 to 10/16/2062	307,132

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2020 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$60,629,805	$—	$60,629,805
U.S. Corporate Bonds & Notes	—	595,058,667	—	595,058,667
Foreign Corporate Bonds & Notes	—	169,521,284	—	169,521,284
Foreign Government Obligations	—	75,930,264	—	75,930,264
U.S. Government Agencies	—	694,564,458	—	694,564,458
U.S. Government Treasuries	—	99,883,859	—	99,883,859
Common Stocks	—	—	50,213	50,213
Preferred Securities	634,878	—	—	634,878
Preferred Securities/Capital Securities	—	18,750,241	—	18,750,241
Escrows and Litigation Trusts	—	—	90	90
Short-Term Investment Securities	148,728,873	—	—	148,728,873

Total Investments at Value	$149,363,751	$1,714,338,578	$50,303	$1,863,752,632

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

37

VALIC Company II Government Money Market II Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

U.S. Government Agencies	74.7%
U.S. Government Treasuries	25.1
Repurchase Agreements	0.2

100.0%

Credit Quality@#

A-1+	99.8%
A-1	0.2

100.0%

*	Calculated as a percentage of net assets
#	Calculated as percentage of total debt issues
@	Source: Standard & Poor’s

Weighted Average days to Maturity — 18.9 days

38

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 99.8%
U.S. Government Agencies — 74.7%
Federal Farm Credit Bank FRS 0.16% (1 ML+0.00%) due 12/16/2020	$2,000,000	$2,000,000
Federal Home Loan Bank
0.01% due 09/01/2020	42,500,000	42,500,000
0.07% due 09/04/2020	3,000,000	2,999,982
0.07% due 09/09/2020	2,000,000	1,999,969
0.07% due 09/25/2020	3,000,000	2,999,860
0.08% due 09/11/2020	3,000,000	2,999,933
0.08% due 09/23/2020	2,000,000	1,999,902
0.08% due 10/09/2020	3,000,000	2,999,762
0.08% due 10/13/2020	4,000,000	3,999,650
0.08% due 10/14/2020	3,000,000	2,999,713
0.08% due 10/16/2020	3,000,000	2,999,700
0.09% due 09/17/2020	3,000,000	2,999,880
0.09% due 09/21/2020	3,000,000	2,999,850
0.09% due 10/21/2020	2,000,000	1,999,753
0.30% due 10/22/2020	2,500,000	2,498,938
0.30% due 10/26/2020	2,500,000	2,498,854
0.32% due 11/25/2020	2,700,000	2,697,960
0.32% due 12/15/2020	400,000	399,627
0.35% due 12/28/2020	900,000	898,968
Federal Home Loan Bank FRS
0.12% (SOFR+0.03%) due 01/14/2021	2,000,000	2,000,000
0.14% (SOFR+0.05%) due 11/13/2020	2,000,000	2,000,000
0.22% (SOFR+0.13%) due 10/16/2020	3,000,000	3,000,000
Federal Home Loan Mtg. Corp. FRS
0.12% (SOFR+0.03%) due 02/24/2021	2,000,000	2,000,000
0.13% (SOFR+0.04%) due 12/04/2020	2,000,000	2,000,000
Federal National Mtg. Assoc. FRS
0.12% (SOFR+0.03%) due 09/04/2020	2,000,000	2,000,000
0.13% (SOFR+0.04%) due 09/11/2020	1,000,000	1,000,000

Total U.S. Government Agencies
(amortized cost $101,492,301)		101,492,301

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 25.1%
United States Cash Management Bills
0.08% due 09/22/2020	$2,000,000	$1,999,904
0.08% due 10/06/2020	4,000,000	3,999,689
0.09% due 10/20/2020	3,000,000	2,999,649
United States Treasury Bills
0.07% due 09/29/2020	3,000,000	2,999,837
0.08% due 09/01/2020	2,000,000	2,000,000
0.08% due 09/24/2020	3,000,000	2,999,849
0.08% due 10/22/2020	3,000,000	2,999,660
0.09% due 09/08/2020	3,000,000	2,999,948
0.09% due 09/17/2020	3,000,000	2,999,887
0.09% due 10/01/2020	3,000,000	2,999,776
0.10% due 09/03/2020	2,000,000	1,999,989
0.10% due 09/15/2020	3,000,000	2,999,886
0.16% due 09/10/2020	200,000	199,992

Total U.S. Government Treasuries
(amortized cost $34,198,066)		34,198,066

Total Short-Term Investment Securities — 99.8%
(amortized cost $135,690,367)		135,690,367

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020 to be repurchased 09/01/2020 in the amount of $295,000 and collateralized by $260,300 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $300,921. (cost $295,000)	295,000	295,000

TOTAL INVESTMENTS
(amortized cost $135,985,367)(1)	100.0%	135,985,367
Liabilities in excess of other assets	(0.0)	(40,400)

NET ASSETS	100.0%	$135,944,967

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates on FRS are the current interest rates as of August 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

SOFR—Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	$135,690,367	$—	$135,690,367
Repurchase Agreements	—	295,000	—	295,000

	$—	$135,985,367	$—	$135,985,367

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

39

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Cable/Satellite TV	8.2%
Oil Companies — Exploration & Production	6.8
Pipelines	5.4
Repurchase Agreements	4.1
Medical — Drugs	3.7
Medical — Hospitals	3.5
Containers — Metal/Glass	3.1
Auto — Cars/Light Trucks	2.8
Food — Misc./Diversified	2.5
Retail — Restaurants	2.4
Building — Residential/Commercial	2.3
Insurance — Multi-line	2.2
Rental Auto/Equipment	2.1
Finance — Consumer Loans	2.0
Cellular Telecom	1.9
Real Estate Investment Trusts	1.8
Television	1.8
Casino Hotels	1.6
Aerospace/Defense — Equipment	1.4
Gambling (Non — Hotel)	1.4
Computer Services	1.4
Auto/Truck Parts & Equipment — Original	1.3
Applications Software	1.3
Metal — Aluminum	1.3
Office Automation & Equipment	1.3
Enterprise Software/Service	1.2
Electronic Components — Semiconductors	1.2
Data Processing/Management	1.0
Containers — Paper/Plastic	1.0
Aerospace/Defense	1.0
Distribution/Wholesale	0.9
Broadcast Services/Program	0.9
Hazardous Waste Disposal	0.9
Chemicals — Specialty	0.9
Toys	0.8
Cruise Lines	0.8
Gas — Distribution	0.8
Registered Investment Companies	0.8
Casino Services	0.8
Decision Support Software	0.7
Diversified Banking Institutions	0.7
Racetracks	0.7
Medical Labs & Testing Services	0.7
Food — Catering	0.7
Semiconductor Equipment	0.7
Building & Construction Products — Misc.	0.7
Telecom Services	0.7
E-Commerce/Services	0.7
Protection/Safety	0.6
Transport — Equipment & Leasing	0.6
Finance — Auto Loans	0.6
Financial Guarantee Insurance	0.6
Oil Refining & Marketing	0.6
Retail — Automobile	0.5
Finance — Mortgage Loan/Banker	0.5
Medical Instruments	0.5
Diagnostic Equipment	0.5
Computer Software	0.5
Music	0.4
Agricultural Chemicals	0.4
Medical Products	0.4
Hotels/Motels	0.4
Building — Heavy Construction	0.4
Computers — Memory Devices	0.4
Medical Information Systems	0.4
Commercial Services — Finance	0.3
Telephone — Integrated	0.3
Funeral Services & Related Items	0.3
Apparel Manufacturers	0.3

Building Products — Wood	0.3
Insurance Brokers	0.3
Retail — Office Supplies	0.3
Electronic Components — Misc.	0.3
Transactional Software	0.3
Independent Power Producers	0.3
Machinery — General Industrial	0.2
Retail — Pet Food & Supplies	0.2
Medical — Generic Drugs	0.2
Oil & Gas Drilling	0.2
Banks — Commercial	0.2
Retail — Pawn Shops	0.2
Advertising Sales	0.1
Theaters	0.1
Steel Pipe & Tube	0.1
Finance — Leasing Companies	0.1

99.8%

Credit Quality†#

A	0.7%
Baa	2.6
Ba	39.7
B	36.5
Caa	13.3
Ca	0.8
C	0.3
Not Rated@	6.1

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Principal Amount(12)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 2.8%
Commercial Services - Finance — 0.3%
Square, Inc. Senior Notes 0.13% due 03/01/2025*	$1,250,000	$1,898,033

Computer Software — 0.3%
Splunk, Inc. Senior Notes 1.13% due 09/15/2025	520,000	835,350
Splunk, Inc. Senior Notes 1.13% due 06/15/2027*	725,000	847,157

		1,682,507

Computers - Memory Devices — 0.4%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,015,000	1,940,737

Electronic Components - Semiconductors — 0.3%
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037	1,000,000	1,554,718

Enterprise Software/Service — 0.6%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	1,850,000	3,105,780

Medical Instruments — 0.5%
Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	1,012,000	956,376
NuVasive, Inc. Senior Notes 0.38% due 03/15/2025*	1,910,000	1,721,483

		2,677,859

Oil Companies - Exploration & Production — 0.3%
Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025*	1,500,000	1,821,429

Theaters — 0.1%
Cinemark Holdings, Inc. Senior Notes 4.50% due 08/15/2025*	497,000	637,725

Total Convertible Bonds & Notes
(cost $13,537,370)		15,318,788

U.S. CORPORATE BONDS & NOTES — 71.2%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028*	760,000	759,050

Aerospace/Defense - Equipment — 1.4%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,274,546
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,444,497
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	918,937

		7,637,980

Security Description	Principal Amount(12)	Value (Note 2)

Agricultural Chemicals — 0.4%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	$1,793,000	$2,142,635

Apparel Manufacturers — 0.3%
PVH Corp. Senior Notes 4.63% due 07/10/2025*	1,720,000	1,763,688

Applications Software — 1.3%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,767,290
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	364,763
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	403,767
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,514,686

		7,050,506

Auto - Cars/Light Trucks — 2.8%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	5,350,000	4,955,438
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	2,395,000	2,647,445
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	5,240,000	5,348,075
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	1,225,000	1,287,144
General Motors Co. Senior Notes 6.13% due 10/01/2025	440,000	516,434
General Motors Co. Senior Notes 6.80% due 10/01/2027	315,000	385,142

		15,139,678

Broadcast Services/Program — 0.9%
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	4,625,000	4,879,375

Building & Construction Products - Misc. — 0.7%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,503,287
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,160,000	1,152,379

		3,655,666

Building - Residential/Commercial — 2.3%
Adams Homes, Inc. Company Guar. Notes 7.50% due 02/15/2025*	455,000	453,863
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,005,000

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
KB Home Company Guar. Notes 4.80% due 11/15/2029	$755,000	$817,287
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,187,937
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,815,625
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,856,100
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	430,000	466,959
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,881,324

		12,484,095

Cable/Satellite TV — 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,864,828
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,703,306
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	1,865,000	1,976,695
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	4,350,000	4,559,061
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	370,000	384,060
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	1,325,000	1,357,860
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,056,750
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	879,830
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	7,250,000	8,156,250
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,427,075
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,183,809
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028*	3,025,000	3,207,407
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,133,550

		32,890,481

Casino Hotels — 1.6%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	3,735,000	3,893,775

Security Description	Principal Amount(12)		Value (Note 2)

Casino Hotels (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*		$2,280,000	$2,211,600
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*		2,560,000	2,534,400

			8,639,775

Casino Services — 0.7%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*		1,940,000	2,056,381
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*		1,390,000	1,473,400

			3,529,781

Cellular Telecom — 1.0%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024		2,964,000	3,444,790
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025		1,425,000	1,706,438

			5,151,228

Commercial Services - Finance — 0.0%
Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025*		260,000	262,600

Computer Services — 1.4%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*		1,650,000	1,691,250
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*		1,340,000	1,400,300
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*		4,205,000	4,278,587

			7,370,137

Computer Software — 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*		825,000	842,449

Containers - Metal/Glass — 0.9%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		3,090,000	3,259,950
Silgan Holdings, Inc. Senior Notes 2.25% due 06/01/2028	EUR	1,175,000	1,398,681

			4,658,631

Containers - Paper/Plastic — 1.0%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*		1,010,000	1,065,156
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*		3,020,000	3,078,286

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic (continued)
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	$1,340,000	$1,405,915

		5,549,357

Decision Support Software — 0.7%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	3,735,000	3,996,450

Diagnostic Equipment — 0.5%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	2,505,000	2,649,539

Distribution/Wholesale — 0.9%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	575,000	591,744
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(1)	1,910,000	1,943,425
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	1,430,000	1,421,062
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,040,000	1,084,200

		5,040,431

E-Commerce/Services — 0.7%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	1,295,000	1,525,570
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,650,000	1,993,768

		3,519,338

Electronic Components - Semiconductors — 0.9%
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	660,000	707,850
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	3,755,000	3,983,492

		4,691,342

Enterprise Software/Service — 0.3%
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	1,525,000	1,581,074

Finance - Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,514,100
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,565,000	1,674,550

		3,188,650

Finance - Consumer Loans — 1.6%
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	2,115,233

Security Description	Principal Amount(12)	Value (Note 2)

Finance - Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	$4,135,000	$4,398,606
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	525,871
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,254,400
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	545,060

		8,839,170

Finance - Mortgage Loan/Banker — 0.5%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	2,720,000	2,866,554

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	2,310,000	2,425,500
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	630,000	680,154

		3,105,654

Food - Catering — 0.7%
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	765,000	772,650
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*#	2,985,000	2,970,075

		3,742,725

Food - Misc./Diversified — 2.5%
B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	1,440,000	1,539,893
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	845,000	881,969
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	3,545,000	3,679,001
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,179,355
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,521,000
TreeHouse Foods, Inc. Company Guar. Notes 4.00% due 09/01/2028	1,184,000	1,204,945
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,267,084

		13,273,247

Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 3.38% due 08/15/2030	200,000	203,796

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items (continued)
Service Corp. International Senior Notes 4.63% due 12/15/2027	$735,000	$795,637
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	803,873

		1,803,306

Gambling (Non-Hotel) — 1.4%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,880,000	2,757,226
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	670,400
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	4,420,000	4,196,215

		7,623,841

Gas - Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	731,000	802,273
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,290,798

		4,093,071

Hazardous Waste Disposal — 0.4%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	2,011,625

Hotels/Motels — 0.4%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	2,006,000	2,016,030

Independent Power Producers — 0.3%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,372,225

Insurance - Multi-line — 2.2%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,191,950
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	1,684,000	1,776,620
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	465,000	523,125
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024#	260,000	237,900
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,129,950
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034#	1,120,000	1,024,800
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	2,345,000	2,374,312

Security Description	Principal Amount(12)		Value (Note 2)

Insurance - Multi-line (continued)
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#		$539,000	$551,128

			11,809,785

Machinery - General Industrial — 0.2%
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*		1,195,000	1,244,294

Medical Information Systems — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*		1,890,000	1,918,350

Medical Labs & Testing Services — 0.7%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		545,000	574,975
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR	1,120,000	1,331,177
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*		1,840,000	1,936,793

			3,842,945

Medical Products — 0.4%
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*		1,965,000	2,054,535

Medical - Biomedical/Gene — 0.0%
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*		230,000	234,531

Medical - Drugs — 0.0%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*		20,000	22,000

Medical - Generic Drugs — 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		1,035,000	1,104,863

Medical - Hospitals — 3.5%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*		3,695,000	3,778,138
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022		590,000	513,300
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*		2,760,000	1,918,200
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030		3,565,000	3,752,692
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		3,520,000	3,962,675
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026		2,270,000	2,570,775

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	$105,000	$124,878
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	321,889
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,470,000	1,888,950

		18,831,497

Metal - Aluminum — 0.7%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	950,000	962,796
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,540,000	2,653,792

		3,616,588

Music — 0.4%
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	2,328,000	2,421,120

Office Automation & Equipment — 1.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	891,530
Xerox Corp. Senior Notes 4.13% due 03/15/2023	4,060,000	4,167,509
Xerox Corp. Senior Notes 4.80% due 03/01/2035	155,000	148,769
Xerox Corp. Senior Notes 6.75% due 12/15/2039	1,245,000	1,338,375
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	290,000	292,900

		6,839,083

Oil Companies - Exploration & Production — 6.5%
Apache Corp. Senior Notes 4.38% due 10/15/2028	2,850,000	2,828,511
Apache Corp. Senior Notes 4.63% due 11/15/2025	2,030,000	2,078,212
Apache Corp. Senior Notes 4.75% due 04/15/2043	918,000	862,920
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,087,000	1,054,423
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	1,635,000	686,700
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	2,300,000	2,190,750
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	2,525,000	2,236,317

Security Description	Principal Amount(12)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
EQT Corp. Senior Notes 3.90% due 10/01/2027	$3,040,000	$2,941,200
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	3,615,000	3,687,300
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026	2,400,000	2,088,000
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	1,745,000	1,491,975
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	85,000	75,300
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	8,195,000	6,207,712
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	1,670,000	1,072,975
SM Energy Co. Senior Notes 5.00% due 01/15/2024	1,110,000	654,900
SM Energy Co. Senior Notes 6.63% due 01/15/2027	1,275,000	624,750
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,340,000	2,137,600
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	1,875,000	1,903,125

		34,822,670

Oil Refining & Marketing — 0.6%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	618,228
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	392,813
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	2,022,531

		3,033,572

Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	3,005,000	2,681,962
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	949,706
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	980,006
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	1,377,000	1,550,044
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,437,608

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	$2,555,000	$2,744,836
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	675,000	716,344
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	685,000	750,075
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,410,000	1,424,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,940,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	1,800,000	1,683,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,570,000	1,587,867
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	4,360,000	4,708,800
Western Midstream Operating LP Senior Notes 5.05% due 02/01/2030	4,725,000	4,837,219
Western Midstream Operating LP Senior Notes 6.25% due 02/01/2050	1,375,000	1,376,953

		29,368,920

Protection/Safety — 0.6%
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023	3,215,000	3,287,337

Racetracks — 0.7%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	3,730,000	3,860,550

Real Estate Investment Trusts — 1.8%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	4,095,000	4,084,762
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2029*	2,570,000	2,666,375
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	250,440
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	164,588
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,324,137
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,128,400

		9,618,702

Security Description	Principal Amount(12)	Value (Note 2)

Rental Auto/Equipment — 2.1%
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	$2,890,000	$2,998,375
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,383,425
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	1,340,000	1,385,560
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	991,825
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,340,000	1,413,700
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,090,620

		11,263,505

Retail - Automobile — 0.5%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028*	155,000	158,487
Asbury Automotive Group, Inc. Company Guar. Notes 4.75% due 03/01/2030*	157,000	162,709
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	980,000	977,766
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	1,510,000	1,593,050

		2,892,012

Retail - Leisure Products — 0.0%
Party City Holdings, Inc. FRS Senior Sec. Notes 5.75% (6 ML+5.00%) due 07/15/2025*	302,533	189,083

Retail - Office Supplies — 0.3%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	1,775,000	1,570,875

Retail - Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,005,000	1,032,828

Retail - Pet Food & Supplies — 0.2%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	1,130,000	1,162,488

Retail - Restaurants — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,921,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,308,437

46

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants (continued)
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	$770,000	$848,925

		5,078,862

Rubber/Plastic Products — 0.0%
Anagram International, Inc./Anagram Holdings LLC Sec. Notes 10.00% due 08/15/2026*	163,533	137,368

Semiconductor Equipment — 0.7%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	3,550,000	3,666,475

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	545,000	568,370

Telecom Services — 0.4%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,640,000	1,972,559

Telephone - Integrated — 0.3%
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025†(2)(3)	2,690,000	1,072,920
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022†(2)(3)	1,800,000	796,500

		1,869,420

Television — 1.2%
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,545,502
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,099,750
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	2,585,000	2,585,000

		6,230,252

Toys — 0.8%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,125,666
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	3,220,000	3,417,225

		4,542,891

Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,430,000	1,448,333

Transport - Equipment & Leasing — 0.4%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	666,563
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,318,100

		1,984,663

Total U.S. Corporate Bonds & Notes
(cost $366,438,969)		383,362,710

Security Description	Principal Amount(12)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 17.6%
Aerospace/Defense — 1.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		$4,395,000	$3,559,950
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*		2,230,000	1,616,081

			5,176,031

Auto/Truck Parts & Equipment - Original — 1.0%
Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR	2,360,000	2,604,689
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*		1,130,000	1,059,375
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*		1,630,000	1,730,714

			5,394,778

Building Products - Wood — 0.3%
Norbord, Inc. Senior Sec. Notes 5.75% due 07/15/2027*		1,620,000	1,729,350

Cable/Satellite TV — 2.1%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		1,420,000	1,458,638
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,210,000	2,358,484
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,517,588
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*		3,285,000	3,449,250
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*		2,375,000	2,496,149

			11,280,109

Cellular Telecom — 0.9%
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*		525,000	551,250
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		3,940,000	4,393,100

			4,944,350

Chemicals - Specialty — 0.7%
Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR	3,045,000	3,610,568

Containers - Metal/Glass — 2.2%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)		3,265,000	3,354,787
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*		650,000	678,080

47

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*	$1,115,000	$1,182,909
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,860,000	1,935,107
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	363,000	378,609
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*	3,579,000	3,615,542
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	520,000	548,402

		11,693,436

Cruise Lines — 0.8%
Carnival Corp. Sec. Notes 9.88% due 08/01/2027*	75,000	75,605
Carnival Corp. Sec. Notes 10.50% due 02/01/2026*	1,265,000	1,328,250
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	2,415,000	2,695,744

		4,099,599

Electronic Components - Misc. — 0.3%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,560,261

Enterprise Software/Service — 0.3%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	1,790,000	1,841,122

Finance - Consumer Loans — 0.4%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	2,300,000	2,369,000

Finance - Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	520,000	533,555

Hazardous Waste Disposal — 0.5%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	3,405,000	2,853,969

Machinery - General Industrial — 0.0%
Vertical Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	200,000	211,000

Medical - Drugs — 3.7%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	4,180,000	4,127,750
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	2,480,000	2,641,200
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	2,007,000	1,555,425

Security Description	Principal Amount(12)		Value (Note 2)

Medical - Drugs (continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*		$2,316,000	$2,507,070
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		2,270,000	2,079,887
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#		2,050,000	2,234,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*		929,000	926,678
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		655,000	653,363
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*		2,035,000	2,093,506
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*		455,000	472,290
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*		445,000	487,275

			19,778,944

Metal - Aluminum — 0.6%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*		3,240,000	3,316,756

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		5,715,000	1,085,850

Retail - Restaurants — 1.5%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*		440,000	451,000
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	7,378,348

			7,829,348

Telecom Services — 0.3%
Altice France Holding SA Senior Sec. Notes 8.00% due 05/15/2027*	EUR	1,230,000	1,593,378

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,856,571

Transport - Equipment & Leasing — 0.2%
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,360,000	1,077,800
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021#		200,000	187,562

			1,265,362

Total Foreign Corporate Bonds & Notes
(cost $94,715,190)			95,023,337

48

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares/ Principal Amount(12)		Value (Note 2)

FOREIGN CONVERTIBLE BONDS & NOTES — 0.4%
Building - Heavy Construction — 0.4%
Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,417,022)	EUR	900,000	1,944,722

LOANS(4)(5)(6) — 1.8%
Auto/Truck Parts & Equipment - Original — 0.3%
Panther BF Aggregator 2 LP FRS BTL-B 3.66% (1 ML+3.50%) due 04/30/2026		$1,846,050	$1,807,398

Chemicals - Specialty — 0.2%
Diamond BC BV FRS BTL 3.16% (1 ML+3.00%) due 09/06/2024		2,162	2,038
Diamond BC BV FRS BTL 3.26% (3 ML+3.00%) due 09/06/2024		841,213	792,843

			794,881

Data Processing/Management — 1.0%
Dun & Bradstreet Corp. FRS BTL 3.92% (1 ML+3.75%) due 02/06/2026		5,595,975	5,577,788

Food - Misc./Diversified — 0.0%
Froneri International PLC FRS 2nd Lien 5.91% (1 ML+5.75%) due 01/31/2028		125,000	123,125

Insurance Brokers — 0.3%
HUB International, Ltd. FRS BTL-B 3.22%-3.26% (3 ML+3.00%) due 04/25/2025		1,675,800	1,630,553

Total Loans
(cost $10,037,909)			9,933,745

COMMON STOCKS — 0.2%
Casino Services — 0.1%
Caesars Entertainment, Inc.†		9,263	424,245

Retail - Misc./Diversified — 0.0%
Party City Holdco, Inc.†		30,786	84,353

Television — 0.1%
ION Media Networks, Inc.(8)(14).		616	391,534

Total Common Stocks
(cost $701,170)			900,132

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks - Commercial — 0.2%
Banco de Sabadell SA 6.50% due 05/18/2022(7)	EUR	1,000,000	1,038,215

Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(7)		$3,610,000	3,928,994

Total Preferred Securities/Capital Securities
(cost $4,792,900)			4,967,209

Security Description	Principal Amount(12)	Value (Note 2)

ESCROWS AND LITIGATION TRUSTS — 0.0%
Foothills Resources, Inc. Escrow Notes 11.50% due 04/01/2023†(8)	$3,395,000	$5,602
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(8)(9)	50,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(3)(8)(9)	925,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†	3,873,748	5,810

Total Escrows And Litigation Trusts
(cost $4,277,512)		11,412

Total Long-Term Investment Securities
(cost $495,918,042)		511,462,055

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(10)(11) (cost $4,035,970)	4,035,970	4,035,970

REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $22,258,000 and collateralized by $22,721,500 of United States Treasury Notes, bearing interest at 0.13% due 05/15/2026 and having an approximate value of $22,703,217 (cost $22,258,000)	22,258,000	22,258,000

TOTAL INVESTMENTS
(cost $522,212,012)(13)	99.8%	537,756,025
Other assets less liabilities	0.2	959,784

NET ASSETS	100.0%	$538,715,809

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $301,849,053 representing 56.0% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

49

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Securities classified as Level 3 (see Note 2).
(9)	Security in default of interest and principal at maturity.
(10)	The rate shown is the 7-day yield as of August 31, 2020.
(11)

At August 31, 2020, the Fund had loaned securities with a total value of $4,424,328. This was secured by collateral of $4,035,970, which was received in cash and subsequently invested in short-term investments currently valued at $4,035,970 as reported in the Portfolio of Investments. Additional collateral of $462,148 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Notes/Bonds	0.13% to 3.88%	12/31/2020 to 02/15/2049	$462,148

(12)	Denominated in United States dollars unless otherwise indicated.
(13)	See Note 5 for cost of investments on a tax basis.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	12/21/2016	616	$6	$391,534	$635.61	0.07%

BTL—Bank Term Loan

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

3 ML—3 Month USD Libor

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	8,779,000	USD	10,381,369	09/30/2020	$–	$(101,674)

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Convertible Bonds & Notes	$—	$15,318,788	$—	$15,318,788
U.S. Corporate Bonds & Notes	—	383,362,710	—	383,362,710
Foreign Corporate Bonds & Notes	—	95,023,337	—	95,023,337
Foreign Convertible Bonds & Notes	—	1,944,722	—	1,944,722
Loans	—	9,933,745	—	9,933,745
Common Stocks:
Television	—	—	391,534	391,534
Other Industries	508,598	—	—	508,598
Preferred Securities/Capital Securities	—	4,967,209	—	4,967,209
Escrows and Litigation Trusts	—	5,810	5,602	11,412
Short-Term Investment Securities	4,035,970	—	—	4,035,970
Repurchase Agreements	—	22,258,000	—	22,258,000

Total Investments at Value	$4,544,568	$532,814,321	$397,136	$537,756,025

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$101,674	$—	$101,674

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

50

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Applications Software	3.6%
Real Estate Operations & Development	3.3
Computer Services	3.0
Machinery-General Industrial	3.0
Entertainment Software	2.6
Food-Retail	2.5
Electronic Components-Misc.	2.5
Real Estate Investment Trusts	2.3
Commercial Services	2.0
E-Commerce/Services	2.0
Chemicals-Diversified	1.9
Cosmetics & Toiletries	1.8
Medical-Drugs	1.8
Energy-Alternate Sources	1.7
Precious Metals	1.6
Brewery	1.5
Gold Mining	1.5
Recycling	1.5
Repurchase Agreements	1.5
Food-Meat Products	1.4
Registered Investment Companies	1.4
Computers-Integrated Systems	1.4
Building & Construction Products-Misc.	1.4
Chemicals-Specialty	1.3
Containers-Paper/Plastic	1.3
Retail-Drug Store	1.3
Banks-Commercial	1.3
Building Products-Cement	1.2
Industrial Automated/Robotic	1.2
E-Services/Consulting	1.1
Athletic Equipment	1.1
Electronic Components-Semiconductors	1.1
Fisheries	1.1
Transport-Services	1.0
E-Commerce/Products	1.0
Computer Software	1.0
Building-Residential/Commercial	0.9
Electric Products-Misc.	0.9
Publishing-Periodicals	0.9
Medical Labs & Testing Services	0.8
Real Estate Management/Services	0.8
Food-Misc./Diversified	0.8
Building Products-Air & Heating	0.8
Veterinary Products	0.8
Machinery-Construction & Mining	0.8
Investment Management/Advisor Services	0.7
Medical-Biomedical/Gene	0.7
Optical Supplies	0.7
Multimedia	0.7
Auto/Truck Parts & Equipment-Original	0.7
Consulting Services	0.7
Medical Products	0.7
Internet Content-Information/News	0.7
Finance-Other Services	0.6
Semiconductor Equipment	0.6
Distribution/Wholesale	0.6
Building-Heavy Construction	0.6
Internet Brokers	0.6
Retail-Misc./Diversified	0.6
Internet Gambling	0.5
Transport-Truck	0.5
Pipelines	0.5
Medical Instruments	0.5
Electric-Generation	0.5
Enterprise Software/Service	0.5
Gambling (Non-Hotel)	0.5
Retail-Apparel/Shoe	0.5
Theaters	0.5
Hazardous Waste Disposal	0.5

Insurance-Property/Casualty	0.5
Airport Development/Maintenance	0.4
Containers-Metal/Glass	0.4
Food-Confectionery	0.4
Electronic Parts Distribution	0.4
Diagnostic Equipment	0.4
Beverages-Non-alcoholic	0.4
Coatings/Paint	0.4
U.S. Government Agencies	0.4
Hotels/Motels	0.4
Electronic Measurement Instruments	0.4
Power Converter/Supply Equipment	0.4
Retail-Discount	0.3
Oil Companies-Exploration & Production	0.3
Oil Refining & Marketing	0.3
Gas-Distribution	0.3
Engineering/R&D Services	0.3
Insurance Brokers	0.3
Aerospace/Defense	0.3
Food-Flour & Grain	0.3
Tobacco	0.3
Machine Tools & Related Products	0.3
Internet Financial Services	0.3
Advertising Services	0.3
Retail-Automobile	0.3
Auto-Heavy Duty Trucks	0.3
Dental Supplies & Equipment	0.3
Radio	0.2
Retail-Restaurants	0.2
Instruments-Controls	0.2
Motorcycle/Motor Scooter	0.2
Rubber/Plastic Products	0.2
Insurance-Multi-line	0.2
Appliances	0.2
Diversified Financial Services	0.2
Leisure Products	0.2
Medical-Wholesale Drug Distribution	0.2
Machinery-Electrical	0.2
Diversified Manufacturing Operations	0.2
Telephone-Integrated	0.2
E-Marketing/Info	0.2
Textile-Products	0.2
Electric-Integrated	0.2
Home Furnishings	0.2
Audio/Video Products	0.2
Circuit Boards	0.1
Beverages-Wine/Spirits	0.1
Motion Pictures & Services	0.1
Metal Processors & Fabrication	0.1
Human Resources	0.1
Finance-Commercial	0.1
Diversified Minerals	0.1
Computers	0.1
Medical Information Systems	0.1
Aerospace/Defense-Equipment	0.1
Food-Wholesale/Distribution	0.1
Food-Catering	0.1
Miscellaneous Manufacturing	0.1
Medical-Hospitals	0.1
Building-Maintenance & Services	0.1
Diversified Operations	0.1
Electronic Connectors	0.1
Explosives	0.1
Electronic Security Devices	0.1
Schools	0.1
Apparel Manufacturers	0.1
Metal-Iron	0.1
Transport-Rail	0.1
Cable/Satellite TV	0.1

51

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Security Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Finance-Investment Banker/Broker	0.1
Paper & Related Products	0.1
Agricultural Operations	0.1
Water	0.1
Web Portals/ISP	0.1
Consumer Products-Misc.	0.1
Television	0.1
Finance-Consumer Loans	0.1
Instruments-Scientific	0.1
Medical-HMO	0.1
Electric-Transmission	0.1
Chemicals-Plastics	0.1
Office Automation & Equipment	0.1
Casino Hotels	0.1
Transactional Software	0.1
Non-Hazardous Waste Disposal	0.1
Transport-Marine	0.1

101.2%

Country Allocation*

Japan	23.7%
United Kingdom	13.4
Germany	8.0
Canada	7.9
United States	4.0
Sweden	3.8
Cayman Islands	3.7
Norway	3.3
Australia	2.9
France	2.6
South Korea	2.5
Italy	2.4
Netherlands	2.3
Switzerland	2.0
Denmark	1.8
Brazil	1.6
India	1.5
Finland	1.4
Ireland	1.4
Luxembourg	1.1
Taiwan	1.1
Bermuda	1.1
Belgium	0.9
Spain	0.8
Singapore	0.8
Indonesia	0.7
Austria	0.6
South Africa	0.5
New Zealand	0.5
Mexico	0.4
Israel	0.4
Hong Kong	0.4
Philippines	0.3
Faroe Islands	0.3
Greece	0.2
Jersey	0.1
Thailand	0.1
Mauritius	0.1
Portugal	0.1
Papua New Guinea	0.1
Russia	0.1
Chile	0.1
China	0.1
Malaysia	0.1

101.2%

*	Calculated as a percentage of net assets

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Australia — 2.9%
Ansell, Ltd.	43,305	$1,235,424
ASX, Ltd.	13,493	869,187
AUB Group, Ltd.	99,810	1,163,115
Bingo Industries, Ltd.#	191,554	315,056
Iluka Resources, Ltd.	108,182	809,067
IPH, Ltd.	280,306	1,418,235
Omni Bridgeway, Ltd.	189,535	623,470
Orica, Ltd.	51,046	654,339
Ramsay Health Care, Ltd.	14,565	698,902
Ridley Corp., Ltd.	868,945	509,508
SEEK, Ltd.	26,449	403,219
Sonic Healthcare, Ltd.	19,608	463,503
Steadfast Group, Ltd.	286,169	757,720
Tabcorp Holdings, Ltd.	226,821	605,597
Technology One, Ltd.	448,657	2,673,729
Webjet, Ltd.#	104,346	286,293
Westgold Resources, Ltd.†	2,306,373	3,623,270
WiseTech Global, Ltd.#	38,120	792,292

		17,901,926

Austria — 0.6%
Mayr Melnhof Karton AG	12,357	2,117,558
Vienna Insurance Group AG Wiener Versicherung Gruppe†	57,017	1,394,846

		3,512,404

Belgium — 0.9%
Fagron	210,688	4,777,067
Melexis NV	9,065	726,410

		5,503,477

Bermuda — 1.1%
Cafe de Coral Holdings, Ltd.	652,000	1,505,871
Dairy Farm International Holdings, Ltd.	216,100	903,298
Esprit Holdings, Ltd.†	248,850	28,577
Geopark, Ltd.	148,338	1,323,175
Hiscox, Ltd.†	89,185	949,608
Midland Holdings, Ltd.†	1,734,000	167,802
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.	1,208,000	983,520
VTech Holdings, Ltd.	156,049	910,095

		6,771,946

Brazil — 1.6%
Anima Holding SA†	110,421	603,451
Cia Brasileira de Distribuicao†	30,100	348,937
Cia de Saneamento Basico do Estado de Sao Paulo	19,600	170,831
Energisa SA	31,100	246,654
Equatorial Energia SA	67,000	283,727
Gerdau SA (Preference Shares)	72,100	251,235
Hapvida Participacoes e Investimentos SA*	32,100	379,270
Hypera SA	77,439	447,375
JBS SA	68,197	279,336
Linx SA	72,500	470,850
Lojas Renner SA	60,210	477,746
Magazine Luiza SA	38,200	649,996
Minerva SA†	1,084,065	2,590,200
Multiplan Empreendimentos Imobiliarios SA	130,036	494,177
Odontoprev SA	92,400	216,053
Rumo SA†	119,706	493,813
Suzano SA†	49,400	452,657
TOTVS SA	65,400	344,518
Transmissora Alianca de Energia Eletrica SA	72,374	372,670

		9,573,496

Security Description	Shares	Value (Note 2)

Canada — 7.9%
Agnico Eagle Mines, Ltd.#	11,138	$918,297
Aritzia, Inc.†	123,227	1,764,772
ATS Automation Tooling Systems, Inc.†	218,752	3,082,502
Capital Power Corp.#	139,238	3,055,155
Descartes Systems Group, Inc.†	151,056	9,217,271
Dollarama, Inc.	37,653	1,469,920
Granite Real Estate Investment Trust	89,056	5,297,547
Kinaxis, Inc.†	51,874	7,911,446
Quebecor, Inc., Class B	167,676	4,157,352
SSR Mining, Inc.†	447,454	9,598,469
TMX Group, Ltd.	16,996	1,786,707

		48,259,438

Cayman Islands — 3.7%
51job, Inc. ADR†	20,228	1,325,743
ASM Pacific Technology, Ltd.	98,300	1,057,173
China Literature, Ltd.†#*	63,000	391,403
China Resources Cement Holdings, Ltd.	3,366,000	4,907,719
Endeavour Mining Corp.†	170,332	4,722,049
Greentown Service Group Co., Ltd.	3,022,000	4,063,023
Haitian International Holdings, Ltd.	551,000	1,333,741
Lonking Holdings, Ltd.	1,702,000	487,528
Midland IC&I, Ltd.†	856,000	9,830
Pacific Textiles Holdings, Ltd.	1,582,000	700,145
Shenguan Holdings Group, Ltd.	520,000	16,774
Silicon Motion Technology Corp. ADR	19,833	751,869
Times China Holdings, Ltd.	890,000	1,368,842
Tingyi Cayman Islands Holding Corp.	790,000	1,484,142

		22,619,981

Chile — 0.1%
Aguas Andinas SA, Class A	833,699	249,845
Compania Cervecerias Unidas SA ADR	17,851	235,633

		485,478

China — 0.1%
Yunnan Baiyao Group Co., Ltd.	25,900	437,196

Colombia — 0.0%
Bancolombia SA ADR	7,607	213,452

Denmark — 1.8%
Carlsberg A/S, Class B	5,014	704,636
Demant A/S†#	12,493	372,928
Dfds A/S†	8,336	314,589
Jyske Bank A/S†	13,740	410,262
Royal Unibrew A/S	83,386	8,742,787
SimCorp A/S	2,530	321,642

		10,866,844

Faroe Islands — 0.3%
Bakkafrost P/F†	24,988	1,564,664

Finland — 1.4%
Kojamo Oyj	156,903	3,800,977
Tikkurila Oyj	6,040	111,721
Valmet Oyj	174,039	4,760,243

		8,672,941

France — 2.6%
Alten SA†	12,403	1,075,301
Cie Plastic Omnium SA	18,929	427,157
Gaztransport Et Technigaz SA	33,475	3,151,850
Legrand SA	18,356	1,531,169
LISI†	25,565	579,652
SEB SA	6,155	1,080,460
Sodexo SA	6,855	490,498

53

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
SOITEC†	39,970	$5,332,659
Somfy SA	4,812	599,507
Verallia SA*	7,666	249,289
Virbac SA†	4,743	1,064,091

		15,581,633

Germany — 8.0%
Amadeus Fire AG†	6,760	853,494
CANCOM SE	22,819	1,259,164
CTS Eventim AG & Co. KGaA†	57,443	2,853,035
Deutsche Wohnen SE	15,180	808,656
Evotec SE†	158,644	4,240,720
Flatex AG†	70,151	3,403,003
Fuchs Petrolub SE (Preference Shares)	8,856	418,716
GEA Group AG	69,660	2,540,415
Gerresheimer AG	23,245	2,742,042
Hella GmbH & Co. KGaA	11,209	548,427
HelloFresh SE†	139,090	7,153,870
LEG Immobilien AG	36,504	5,369,459
MTU Aero Engines AG	3,687	683,082
Rational AG	129	82,513
Scout24 AG*	23,962	2,228,985
STRATEC SE	21,297	2,612,639
Symrise AG	26,792	3,694,392
TAG Immobilien AG	254,864	7,615,716

		49,108,328

Greece — 0.2%
Hellenic Telecommunications Organization SA	74,496	1,217,927

Hong Kong — 0.4%
China Resources Beer Holdings Co., Ltd.	72,000	468,220
Techtronic Industries Co., Ltd.	132,500	1,682,279

		2,150,499

India — 1.5%
Bharat Heavy Electricals, Ltd.	589,119	309,336
CESC, Ltd.	124,933	1,012,516
Dabur India, Ltd.	76,422	490,099
Embassy Office Parks REIT	136,800	678,262
Federal Bank, Ltd.†	281,166	211,808
Hero MotoCorp, Ltd.	34,687	1,413,163
Mahindra & Mahindra, Ltd.	193,018	1,587,909
MOIL, Ltd.	248,253	494,769
Shriram Transport Finance Co., Ltd.	87,823	836,262
Spencer’s Retail, Ltd.†	29,489	33,733
Tata Consumer Products, Ltd.	259,765	1,884,163

		8,952,020

Indonesia — 0.7%
Astra Agro Lestari Tbk PT	625,800	437,254
Indocement Tunggal Prakarsa Tbk PT	821,500	669,893
Kalbe Farma Tbk PT	13,611,199	1,476,786
United Tractors Tbk PT	969,000	1,530,438

		4,114,371

Ireland — 1.4%
DCC PLC	23,566	2,087,943
Flutter Entertainment PLC†	13,966	2,311,229
Greencore Group PLC	54,436	91,468
Hibernia REIT PLC	1,791,986	2,549,052
ICON PLC†	1,341	249,976
Kerry Group PLC, Class A	7,824	1,027,045
Kingspan Group PLC†	3,764	323,183

		8,639,896

Security Description	Shares	Value (Note 2)

Israel — 0.4%
Israel Discount Bank, Ltd., Class A	679,292	$2,178,951

Italy — 2.4%
Carel Industries SpA†*	8,314	203,391
Cembre SpA#	21,357	423,074
Cerved Group SpA†	191,441	1,632,319
Enav SpA*	221,846	931,885
FinecoBank Banca Fineco SpA†	66,289	1,004,646
Infrastrutture Wireless Italiane SpA*	162,708	1,585,378
Italgas SpA	323,386	2,081,999
Reply SpA	63,322	7,027,575

		14,890,267

Japan — 23.7%
ABC-Mart, Inc.#	7,700	405,665
Aeon Delight Co., Ltd.	12,500	369,990
AEON Financial Service Co., Ltd.#	113,200	1,007,861
Air Water, Inc.	33,300	468,461
Amano Corp.	9,941	207,427
Anritsu Corp.#	392,200	8,568,671
Ariake Japan Co., Ltd.	6,000	412,973
As One Corp.#	7,300	933,220
Asante, Inc.	7,100	94,988
Azbil Corp.	34,900	1,097,267
Bank of Kyoto, Ltd.#	9,900	422,490
BML, Inc.†	19,300	493,092
Capcom Co., Ltd.	112,600	5,464,420
Chiba Bank, Ltd.	106,500	553,038
CKD Corp.	174,700	2,413,125
Comture Corp.#	26,900	567,893
Cosmos Pharmaceutical Corp.	2,600	457,820
Daikyonishikawa Corp.	13,987	75,934
Daiseki Co., Ltd.#	45,600	1,101,306
Daito Pharmaceutical Co., Ltd.	14,300	465,798
Daiwa Securities Group, Inc.	100,300	452,659
Demae-Can Co., Ltd†#	43,200	941,782
Doshisha Co., Ltd.	6,000	115,111
Eiken Chemical Co., Ltd.	30,000	540,150
EPS Co., Ltd.	21,200	201,361
Ezaki Glico Co., Ltd.#	19,000	807,251
Fancl Corp.#	218,500	7,148,208
Fuji Seal International, Inc.	69,700	1,266,136
Fuji Soft, Inc.	13,600	616,343
Fujitec Co., Ltd.	62,500	1,249,233
Fujitsu General, Ltd.	11,900	311,671
Fukuda Denshi Co., Ltd.	9,700	685,956
Fukui Computer Holdings, Inc.	8,600	222,561
Fukushima Galilei Co., Ltd.#	15,600	492,678
GungHo Online Entertainment, Inc.	14,000	289,477
Hamakyorex Co., Ltd.	5,900	184,384
Heian Ceremony Service Co., Ltd.#	15,300	118,165
Hirose Electric Co., Ltd.	3,700	419,553
Hogy Medical Co., Ltd.	3,400	107,860
Iriso Electronics Co., Ltd.	6,600	243,960
Iwatani Corp.†	5,200	187,056
Japan Elevator Service Holdings Co., Ltd.	183,100	6,344,493
Japan Exchange Group, Inc.	6,100	158,266
Japan Pure Chemical Co., Ltd.	1,700	42,374
Jeol, Ltd.	13,100	384,657
JGC Holdings Corp.	10,760	118,963
JM Holdings Co., Ltd.	10,600	346,278
Kakaku.com, Inc.	12,200	325,633
Kansai Paint Co., Ltd.	43,600	1,041,065
Katitas Co., Ltd.#	169,200	4,230,200
Kato Sangyo Co., Ltd.	20,600	709,909
Kawai Musical Instruments Manufacturing Co., Ltd.†	5,100	124,809

54

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Kenedix, Inc.†	46,200	$225,515
KH Neochem Co., Ltd.#	12,800	278,200
Kikkoman Corp.	4,500	244,724
Kintetsu World Express, Inc.	11,600	238,976
Kitanotatsujin Corp.	45,700	237,744
Kobayashi Pharmaceutical Co., Ltd.	11,500	1,024,973
Koito Manufacturing Co., Ltd.	23,600	1,145,296
Konami Holdings Corp.	6,900	266,124
Lion Corp.	45,400	962,738
Matsumotokiyoshi Holdings Co., Ltd.	155,600	5,450,371
Media Do Co., Ltd.	55,800	3,561,422
Medipal Holdings Corp.	9,200	176,069
Meitec Corp.	15,600	752,641
Menicon Co., Ltd.	70,100	4,288,798
Milbon Co., Ltd.	3,600	198,159
MISUMI Group, Inc.	9,600	252,157
Mitsubishi Pencil Co., Ltd.	9,800	123,431
MonotaRO Co., Ltd.#	16,400	648,784
Morinaga & Co., Ltd.	23,000	843,648
Nabtesco Corp.	20,300	643,030
Nakanishi, Inc.	94,600	1,516,601
NGK Spark Plug Co., Ltd.	35,200	606,524
Nihon Kohden Corp.	21,900	749,540
Nihon Parkerizing Co., Ltd.	44,000	423,736
Nippon Television Holdings, Inc.	32,800	387,722
Nissei ASB Machine Co., Ltd.	6,400	248,048
Nitto Denko Corp.	6,000	364,821
NOF Corp.	13,500	548,081
Nohmi Bosai, Ltd.	28,700	604,539
Nomura Research Institute, Ltd.	96,000	2,555,105
NS Solutions Corp.	55,800	1,625,294
Obara Group, Inc.	5,400	184,053
OBIC Business Consultants Co., Ltd.	2,400	142,756
OBIC Co., Ltd.	34,000	6,031,818
Omron Corp.	8,700	638,238
Oracle Corp. Japan	10,200	1,198,017
Park24 Co., Ltd.#	15,100	273,159
PCA Corp.	5,700	256,706
Proto Corp.	47,700	548,990
Rakuten, Inc.	5,000	44,045
Rinnai Corp.	3,800	351,961
Ryohin Keikaku Co., Ltd.	57,100	894,925
S Foods, Inc.#	35,000	951,707
Sagami Rubber Industries Co., Ltd.	11,800	169,455
San-A Co, Ltd.	3,700	150,215
San-Ai Oil Co., Ltd.	76,600	676,212
Sankyu, Inc.	20,000	836,520
Santen Pharmaceutical Co., Ltd.	85,800	1,637,179
SCSK Corp.	13,700	742,463
Seino Holdings Co., Ltd.	151,800	2,323,257
Senko Group Holdings Co., Ltd.	28,100	249,123
Seria Co., Ltd.	5,800	256,281
SG Holdings Co., Ltd.	69,000	3,175,896
Shima Seiki Manufacturing, Ltd.	8,000	114,809
Shimadzu Corp.	25,100	750,050
Shimamura Co., Ltd.#	2,200	181,749
Shizuoka Bank, Ltd.	43,000	299,212
SK Kaken Co., Ltd.#	3,400	1,277,628
SMS Co., Ltd.	175,100	4,850,525
Softbrain Co., Ltd.†	55,700	454,898
Sohgo Security Services Co., Ltd.	10,300	481,863
Stanley Electric Co., Ltd.	32,900	944,304
Sundrug Co., Ltd.	48,800	1,817,646
Suzuken Co., Ltd.	14,400	535,675
T Hasegawa Co., Ltd.	73,900	1,477,093

Security Description	Shares	Value (Note 2)

Japan (continued)
Taisei Lamick Co, Ltd.	9,300	$240,150
Taiyo Yuden Co., Ltd.	104,300	2,812,451
Takasago International Corp.	6,900	128,404
TechnoPro Holdings, Inc.	132,800	7,096,710
Terumo Corp.	26,500	1,078,365
THK Co., Ltd.	118,400	2,779,044
Toei Co., Ltd.	1,700	250,550
Toho Co., Ltd.	18,000	684,889
Toshiba TEC Corp.#	8,300	347,548
TOTO, Ltd.	6,100	268,097
Trancom Co., Ltd.	3,900	275,060
Unicharm Corp.	31,900	1,389,667
USS Co., Ltd.	95,700	1,618,266
Yamato Holdings Co., Ltd.	76,300	1,996,918
Zojirushi Corp.	11,300	171,130
ZOZO, Inc.	36,700	1,033,969
Zuken, Inc.	21,000	508,370

		144,800,468

Jersey — 0.1%
Breedon Group PLC†	805,262	867,606

Luxembourg — 1.1%
B&M European Value Retail SA	40,826	259,773
Befesa SA*	39,064	1,624,604
Eurofins Scientific SE†	152	121,821
Globant SA†	2,623	465,792
Solutions 30 SE†	259,066	4,451,853

		6,923,843

Malaysia — 0.1%
Genting Bhd	387,700	326,515

Mauritius — 0.1%
MakeMyTrip, Ltd.†	43,594	735,867

Mexico — 0.4%
Arca Continental SAB de CV	53,442	242,934
Concentradora Fibra Danhos SA de CV	110,945	104,952
Genomma Lab Internacional SAB de CV, Class B†	343,656	361,999
Gruma SAB de CV, Class B	25,932	306,344
Grupo Aeroportuario del Pacifico SAB de CV, Class B	22,108	171,938
Grupo Aeroportuario del Sureste SAB de CV ADR†	1,806	204,909
Grupo Cementos de Chihuahua SAB de CV	64,886	292,464
Grupo Financiero Inbursa SAB de CV, Class O†	106,571	77,924
Orbia Advance Corp SAB de CV	227,773	365,986
Prologis Property Mexico SA de CV	96,559	191,953

		2,321,403

Netherlands — 2.3%
Aalberts NV	32,522	1,227,953
ASM International NV	7,967	1,198,886
Davide Campari-Milano NV	70,438	722,219
Euronext NV*	5,581	677,997
IMCD NV	59,153	6,316,415
Just Eat Takeaway.com NV (Euronext Amsterdam)†*	31,536	3,508,947
Just Eat Takeaway.com NV (LSE)†*	3,458	388,720

		14,041,137

New Zealand — 0.5%
Auckland International Airport, Ltd.	113,854	508,468
Freightways, Ltd.	77,649	392,283
Mainfreight, Ltd.	11,043	356,976
Pushpay Holdings, Ltd.†	271,081	1,589,490

		2,847,217

55

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Norway — 3.3%
Leroy Seafood Group ASA	380,210	$2,403,379
Norway Royal Salmon ASA	103,542	2,621,826
Scatec Solar ASA*	272,414	5,915,603
TOMRA Systems ASA†	194,921	9,449,620

		20,390,428

Papua New Guinea — 0.1%
Oil Search, Ltd.	262,712	633,606

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	16,396	230,856

Philippines — 0.3%
Metropolitan Bank & Trust Co.	1,109,772	763,597
Universal Robina Corp.	340,350	966,832

		1,730,429

Portugal — 0.1%
Galp Energia SGPS SA	16,785	179,713
NOS SGPS SA	121,558	491,467

		671,180

Russia — 0.1%
Moscow Exchange MICEX-RTS PJSC	264,794	489,211

Singapore — 0.8%
Ascendas India Trust	653,500	643,629
City Developments, Ltd.	198,800	1,173,323
Singapore Technologies Engineering, Ltd.	504,600	1,260,990
Venture Corp., Ltd.	111,263	1,623,292

		4,701,234

South Africa — 0.5%
AVI, Ltd.	171,175	697,474
Clicks Group, Ltd.	183,847	2,494,495

		3,191,969

South Korea — 2.5%
Doosan Bobcat, Inc.	24,466	541,675
Douzone Bizon Co., Ltd.	63,455	5,395,197
LG Innotek Co., Ltd.	28,413	3,468,209
Lock&Lock Co., Ltd.†#	43,520	397,502
LS Electric Co., Ltd.	27,028	1,230,924
Orion Corp.	10,734	1,269,574
Samsung Fire & Marine Insurance Co., Ltd.	8,095	1,274,320
TK Corp.	33,763	189,293
WONIK IPS Co., Ltd.†	55,117	1,484,758

		15,251,452

Spain — 0.8%
Amadeus IT Group SA	28,937	1,619,895
Cellnex Telecom SA*	29,269	1,874,944
Viscofan SA	17,714	1,310,618

		4,805,457

Sweden — 3.8%
Embracer Group AB†	401,999	7,900,741
Essity AB, Class B†	18,184	625,628
Karnov Group AB	49,272	340,070
LeoVegas AB*	674,071	3,288,608
MIPS AB	172,739	6,917,708
Saab AB, Series B†	40,902	1,229,453
Swedish Match AB	22,217	1,686,476
Thule Group AB*	36,971	1,167,712

		23,156,396

Security Description	Shares	Value (Note 2)

Switzerland — 2.0%
Belimo Holding AG	481	$4,198,341
DKSH Holding AG	2,110	141,219
Julius Baer Group, Ltd.	17,933	859,006
Kardex AG	5,020	1,039,597
Partners Group Holding AG	149	151,283
SIG Combibloc Group AG	128,687	2,525,480
Sika AG	3,803	911,256
Sonova Holding AG†	5,367	1,253,359
Straumann Holding AG	49	48,179
Temenos AG	4,161	671,136
VAT Group AG*	3,455	672,692

		12,471,548

Taiwan — 1.1%
Advantech Co., Ltd.	75,571	781,685
E.Sun Financial Holding Co., Ltd.	1,421,186	1,317,460
Kindom Development Co., Ltd.	1,181,000	1,589,881
PChome Online, Inc.	106,932	408,172
Tripod Technology Corp.	246,000	972,548
Voltronic Power Technology Corp.	48,547	1,712,460

		6,782,206

Thailand — 0.1%
AEON Thana Sinsap Thailand PCL	112,500	386,778
PTT Global Chemical PCL	249,700	371,070

		757,848

Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	90,111	98,077

United Kingdom — 13.4%
4imprint Group PLC†	7,585	221,485
Abcam PLC	233,484	3,913,312
Admiral Group PLC	9,982	351,697
Auto Trader Group PLC*	212,980	1,603,436
Babcock International Group PLC	64,098	233,143
Bellway PLC	27,062	863,770
Big Yellow Group PLC	46,076	660,267
Britvic PLC	30,143	341,489
Bunzl PLC	36,610	1,185,289
Burberry Group PLC	25,833	502,064
Cairn Energy PLC†	98,594	185,589
Coats Group PLC	554,266	411,270
Compass Group PLC	13,369	218,116
Countryside Properties PLC*	690,135	2,986,801
Cranswick PLC	96,566	4,814,856
Croda International PLC	69,868	5,500,195
Dechra Pharmaceuticals PLC	85,869	3,615,740
Electrocomponents PLC	301,980	2,740,931
EMIS Group PLC	54,350	750,035
Essentra PLC	429,995	1,749,018
Forterra PLC*	542,811	1,152,799
Frontier Developments PLC†	61,637	1,870,327
Future PLC	266,639	5,339,987
GB Group PLC†	401,916	3,922,007
Greggs PLC	91,989	1,742,433
Halma PLC	32,847	973,885
Hargreaves Lansdown PLC	35,421	765,397
Howden Joinery Group PLC	124,771	937,347
Ibstock PLC†*	212,346	438,695
Intertek Group PLC	21,530	1,691,126
Johnson Service Group PLC†	68,621	97,783
Keywords Studios PLC	198,063	5,814,209
Marshalls PLC	31,553	268,255
Meggitt PLC	37,191	144,621
Moneysupermarket.com Group PLC	273,984	1,115,592

56

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
PZ Cussons PLC	16,757	$46,444
QinetiQ Group PLC	909,464	3,547,489
Rathbone Brothers PLC	50,271	1,134,332
Rightmove PLC	198,192	1,679,146
Rotork PLC	360,603	1,445,144
S4 Capital PLC†	340,122	1,627,646
Sage Group PLC	34,159	338,699
Schroders PLC	36,100	1,398,479
Shaftesbury PLC	54,408	384,633
Smith & Nephew PLC	46,741	950,649
Spirax-Sarco Engineering PLC	5,985	819,646
Tate & Lyle PLC	20,224	185,244
UNITE Group PLC†	273,244	3,533,880
Vistry Group PLC	229,289	1,949,353
Weir Group PLC	202,920	3,440,848

		81,604,598

United States — 0.7%
Autoliv, Inc. SDR	3,341	261,724
SolarEdge Technologies, Inc.†	19,101	4,224,186

		4,485,910

Total Long-Term Investment Securities
(cost $483,619,131)		597,533,596

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(3)	8,531,185	8,531,185

U.S. Government Agencies — 0.4%
Federal Home Loan Bank 0.01% due 09/01/2020	$2,364,000	2,364,000

Total Short-Term Investment Securities
(cost $10,895,185)		10,895,185

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $9,185,000 and collateralized by $9,375,300 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $9,368,743 (cost $9,185,000)	$9,185,000	$9,185,000

TOTAL INVESTMENTS
(cost $503,699,316)(4)	101.2%	617,613,781
Liabilities in excess of other assets	(1.2)	(7,189,312)

NET ASSETS	100.0%	$610,424,469

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $31,271,159 representing 5.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $19,742,194. This was secured by collateral of $8,531,185, which was received in cash and subsequently invested in short-term investments currently valued at $8,531,185 as reported in the Portfolio of Investments. Additional collateral of $12,334,177 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	11/27/2020 to 07/15/2021	$3,184,439
United States Treasury Notes/Bonds	0.13% to 8.13%	09/30/2020 to 11/15/2049	9,149,738

(3)	The rate shown is the 7-day yield as of August 31, 2020.
(4)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

SDR — Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$5,822,338	$949,608	**	$0	$6,771,946
Russia	—	489,211		—	489,211
Other Countries	500,604,159	89,668,280		—	590,272,439
Short-Term Investment Securities:
Registered Investment Companies	8,531,185	—		—	8,531,185
U.S. Government Agencies	—	2,364,000		—	2,364,000
Repurchase Agreements	—	9,185,000		—	9,185,000

Total Investments at Value	$514,957,682	$102,656,099		$0	$617,613,781

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

57

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.7%
Electric — Integrated	5.3
Insurance — Property/Casualty	5.3
Medical — Drugs	4.7
Medical Instruments	3.5
Diversified Manufacturing Operations	2.9
Insurance — Multi-line	2.5
Real Estate Investment Trusts	2.3
Semiconductor Components — Integrated Circuits	2.3
Electronic Components — Semiconductors	2.2
Oil Companies — Exploration & Production	2.2
Banks — Super Regional	2.2
Medical — HMO	2.1
Oil Refining & Marketing	2.1
Metal — Copper	2.0
Building Products — Cement	1.9
Agricultural Chemicals	1.8
Transport — Rail	1.7
Web Portals/ISP	1.7
Drug Delivery Systems	1.6
Insurance — Life/Health	1.4
Finance — Credit Card	1.3
Auto — Cars/Light Trucks	1.2
Aerospace/Defense	1.2
Networking Products	1.2
Building Products — Air & Heating	1.1
Medical Labs & Testing Services	1.1
Building — Residential/Commercial	1.1
Finance — Investment Banker/Broker	1.1
Agricultural Operations	1.1
Telecom Equipment — Fiber Optics	1.1
Casino Hotels	1.0
Commercial Paper	1.0
Semiconductor Equipment	1.0
Investment Management/Advisor Services	1.0
Beverages — Non-alcoholic	1.0
Banks — Commercial	1.0
Commercial Services	1.0
Tobacco	0.9
Transport — Services	0.8
Machinery — Pumps	0.8
Energy — Alternate Sources	0.8
Medical — Biomedical/Gene	0.8
Retail — Building Products	0.7
Internet Security	0.7
Food — Confectionery	0.7
Aerospace/Defense — Equipment	0.7
Building & Construction Products — Misc.	0.7
Insurance Brokers	0.7
Enterprise Software/Service	0.7
E-Commerce/Services	0.6
Machinery — General Industrial	0.6
Chemicals — Diversified	0.6
Computer Services	0.6
Office Automation & Equipment	0.5
Cosmetics & Toiletries	0.5
Broadcast Services/Program	0.5
Audio/Video Products	0.5
Agricultural Biotech	0.5
Computer Data Security	0.5
Instruments — Controls	0.5
Banks — Fiduciary	0.4
Cable/Satellite TV	0.4
Internet Infrastructure Software	0.4
Diagnostic Equipment	0.4
Entertainment Software	0.4
Exchange-Traded Funds	0.4
Computers	0.4
Apparel Manufacturers	0.4

Oil Companies — Integrated	0.4
Insurance — Reinsurance	0.3
Registered Investment Companies	0.3
Commercial Services — Finance	0.3
Computer Software	0.2
Food — Meat Products	0.2
Electronic Measurement Instruments	0.2
Auto/Truck Parts & Equipment — Original	0.2
Medical Information Systems	0.2
Wireless Equipment	0.2
Retail — Apparel/Shoe	0.2
Non — Hazardous Waste Disposal	0.2
Food — Misc./Diversified	0.2
Retail — Drug Store	0.1

100.2%

*	Calculated as a percentage of net assets

58

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Aerospace/Defense — 1.2%
Northrop Grumman Corp.	4,810	$1,647,954
Raytheon Technologies Corp.	24,924	1,520,364

		3,168,318

Aerospace/Defense - Equipment — 0.7%
L3Harris Technologies, Inc.	10,523	1,901,927

Agricultural Biotech — 0.5%
Corteva, Inc.	43,266	1,235,244

Agricultural Chemicals — 1.8%
CF Industries Holdings, Inc.	118,237	3,858,073
Nutrien, Ltd.	25,315	933,364

		4,791,437

Agricultural Operations — 1.1%
Archer-Daniels-Midland Co.	63,531	2,843,648

Apparel Manufacturers — 0.4%
PVH Corp.	16,793	936,378

Audio/Video Products — 0.5%
Dolby Laboratories, Inc., Class A	19,624	1,370,736

Auto - Cars/Light Trucks — 1.2%
General Motors Co.	110,298	3,268,130

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	6,051	521,112

Banks - Commercial — 1.0%
M&T Bank Corp.	12,076	1,246,968
Truist Financial Corp.	33,665	1,306,538

		2,553,506

Banks - Fiduciary — 0.4%
State Street Corp.	17,207	1,171,625

Banks - Super Regional — 2.2%
Fifth Third Bancorp	59,954	1,238,649
PNC Financial Services Group, Inc.	25,324	2,816,029
US Bancorp	45,187	1,644,807

		5,699,485

Beverages - Non-alcoholic — 1.0%
PepsiCo, Inc.	18,389	2,575,563

Broadcast Services/Program — 0.5%
Fox Corp., Class B	51,174	1,422,637

Building & Construction Products - Misc. — 0.7%
Louisiana-Pacific Corp.	57,563	1,896,125

Building Products - Air & Heating — 1.1%
Carrier Global Corp.	100,586	3,002,492

Building Products - Cement — 1.9%
Martin Marietta Materials, Inc.	3,624	735,201
Vulcan Materials Co.	34,522	4,142,640

		4,877,841

Building - Residential/Commercial — 1.1%
Lennar Corp., Class A	38,204	2,858,423

Cable/Satellite TV — 0.4%
Comcast Corp., Class A	25,031	1,121,639

Casino Hotels — 1.0%
Las Vegas Sands Corp.	52,844	2,679,719

Chemicals - Diversified — 0.6%
DuPont de Nemours, Inc.	26,198	1,460,801

Commercial Services — 1.0%
Quanta Services, Inc.	49,610	2,542,513

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 0.3%
Global Payments, Inc.	3,797	$670,626

Computer Data Security — 0.5%
Check Point Software Technologies, Ltd.†	9,750	1,231,035

Computer Services — 0.6%
International Business Machines Corp.	11,796	1,454,565

Computer Software — 0.2%
Citrix Systems, Inc.	4,226	613,615

Computers — 0.4%
Apple, Inc.	7,480	965,219

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	5,481	758,187
Unilever PLC ADR#	11,395	678,914

		1,437,101

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	2,313	992,231

Diversified Banking Institutions — 8.7%
Citigroup, Inc.	68,936	3,524,008
Goldman Sachs Group, Inc.	29,673	6,079,108
JPMorgan Chase & Co.	76,791	7,693,690
Morgan Stanley	105,429	5,509,720

		22,806,526

Diversified Manufacturing Operations — 2.9%
3M Co.	7,351	1,198,360
Eaton Corp. PLC	43,179	4,408,576
Trane Technologies PLC	17,491	2,070,759

		7,677,695

Drug Delivery Systems — 1.6%
Becton Dickinson and Co.	16,998	4,126,604

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	773	1,476,778

Electric - Integrated — 5.3%
Alliant Energy Corp.	31,153	1,686,935
Entergy Corp.	15,720	1,558,481
Evergy, Inc.	34,822	1,853,227
Exelon Corp.	59,518	2,196,809
FirstEnergy Corp.	37,456	1,070,867
PPL Corp.	202,326	5,590,267

		13,956,586

Electronic Components - Semiconductors — 2.2%
Intel Corp.	59,912	3,052,516
Microchip Technology, Inc.	13,176	1,445,407
Micron Technology, Inc.†	22,292	1,014,509
Texas Instruments, Inc.	2,224	316,142

		5,828,574

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	5,318	534,034

Energy - Alternate Sources — 0.8%
NextEra Energy Partners LP	33,403	2,014,869

Enterprise Software/Service — 0.7%
Oracle Corp.	30,721	1,757,856

Entertainment Software — 0.4%
Electronic Arts, Inc.†	6,980	973,501

Finance - Credit Card — 1.3%
Capital One Financial Corp.	34,705	2,395,686
Discover Financial Services	18,428	978,158

		3,373,844

59

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker — 1.1%
Charles Schwab Corp.	80,100	$2,845,953

Food - Confectionery — 0.7%
Mondelez International, Inc., Class A	33,322	1,946,671

Food - Meat Products — 0.2%
Tyson Foods, Inc., Class A	9,275	582,470

Food - Misc./Diversified — 0.2%
Lamb Weston Holdings, Inc.	6,431	404,188

Instruments - Controls — 0.5%
Honeywell International, Inc.	7,213	1,194,112

Insurance Brokers — 0.7%
Willis Towers Watson PLC	8,584	1,764,270

Insurance - Life/Health — 1.4%
Voya Financial, Inc.	70,880	3,679,381

Insurance - Multi-line — 2.5%
Chubb, Ltd.	37,119	4,639,875
Hartford Financial Services Group, Inc.	44,202	1,787,971

		6,427,846

Insurance - Property/Casualty — 5.3%
Assurant, Inc.	29,035	3,529,495
Berkshire Hathaway, Inc., Class B†	47,324	10,318,525

		13,848,020

Insurance - Reinsurance — 0.3%
RenaissanceRe Holdings, Ltd.	4,406	809,558

Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	8,016	1,060,757

Internet Security — 0.7%
Proofpoint, Inc.†	17,942	1,967,699

Investment Management/Advisor Services — 1.0%
LPL Financial Holdings, Inc.	31,439	2,583,028

Machinery - General Industrial — 0.6%
Otis Worldwide Corp.	23,461	1,475,697

Machinery - Pumps — 0.8%
Ingersoll Rand, Inc.†	58,062	2,035,654

Medical Information Systems — 0.2%
Cerner Corp.	6,558	481,160

Medical Instruments — 3.5%
Alcon, Inc.†	28,244	1,619,511
Medtronic PLC	70,247	7,549,445

		9,168,956

Medical Labs & Testing Services — 1.1%
Laboratory Corp. of America Holdings†	16,504	2,900,578

Medical - Biomedical/Gene — 0.8%
Biogen, Inc.†	5,207	1,497,741
Gilead Sciences, Inc.	7,506	501,026

		1,998,767

Medical - Drugs — 4.7%
AbbVie, Inc.	20,494	1,962,710
Bristol-Myers Squibb Co.	41,097	2,556,233
Eli Lilly & Co.	10,456	1,551,566
Horizon Therapeutics PLC†	12,438	934,343
Johnson & Johnson	13,908	2,133,626
Merck & Co., Inc.	12,438	1,060,588
Pfizer, Inc.	55,068	2,081,020

		12,280,086

Security Description	Shares	Value (Note 2)

Medical - HMO — 2.1%
Anthem, Inc.	7,286	$2,051,155
Centene Corp.†	22,606	1,386,200
Humana, Inc.	5,153	2,139,371

		5,576,726

Metal - Copper — 2.0%
Freeport-McMoRan, Inc.	336,219	5,248,379

Networking Products — 1.2%
Cisco Systems, Inc.	72,272	3,051,324

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	4,607	427,161

Office Automation & Equipment — 0.5%
Zebra Technologies Corp., Class A†	5,034	1,442,392

Oil Companies - Exploration & Production — 2.2%
ConocoPhillips	48,685	1,844,674
Hess Corp.	54,271	2,498,637
Pioneer Natural Resources Co.	14,274	1,483,497

		5,826,808

Oil Companies - Integrated — 0.4%
Chevron Corp.	11,143	935,232

Oil Refining & Marketing — 2.1%
Marathon Petroleum Corp.	102,734	3,642,948
Phillips 66	32,041	1,873,437

		5,516,385

Real Estate Investment Trusts — 2.3%
Camden Property Trust	9,225	838,921
Equity Residential	19,435	1,097,106
Public Storage	9,237	1,961,939
Weyerhaeuser Co.	71,896	2,179,168

		6,077,134

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	4,708	428,805

Retail - Building Products — 0.7%
Lowe’s Cos., Inc.	11,954	1,968,704

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	10,621	403,810

Semiconductor Components - Integrated Circuits — 2.3%
Maxim Integrated Products, Inc.	9,162	627,047
NXP Semiconductors NV	19,133	2,406,166
QUALCOMM, Inc.	24,348	2,899,847

		5,933,060

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	42,053	2,590,465

Telecom Equipment - Fiber Optics — 1.1%
Corning, Inc.	87,125	2,828,078

Tobacco — 0.9%
Philip Morris International, Inc.	30,024	2,395,615

Transport - Rail — 1.7%
Union Pacific Corp.	23,029	4,431,701

Transport - Services — 0.8%
FedEx Corp.	4,424	972,572
United Parcel Service, Inc., Class B	7,143	1,168,738

		2,141,310

Web Portals/ISP — 1.7%
Alphabet, Inc., Class A†	2,691	4,385,065

60

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,994	$463,323

Total Common Stocks
(cost $254,197,055)		257,316,886

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (cost $962,764)	7,919	965,405

Total Long-Term Investment Securities
(cost $255,159,819)		258,282,291

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Commercial Paper — 1.0%
Credit Agricole Corporate and Investment Bank NY 0.07% due 09/01/2020 (cost $2,600,000)	$2,600,000	2,599,993

Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(2)(3) (cost $700,793)	700,793	700,793

Total Short-Term Investment Securities
(cost $3,300,793)		3,300,786

TOTAL INVESTMENTS
(cost $258,460,612)(1)	100.2%	261,583,077
Liabilities in excess of other assets	(0.2)	(500,594)

NET ASSETS	100.0%	$261,082,483

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	See Note 5 for cost of investments on a tax basis.
(2)	The rate shown is the 7-day yield as of August 31, 2020.
(3)

At August 31, 2020, the Fund had loaned securities with a total value of $678,914. This was secured by collateral of $700,793, which was received in cash and subsequently invested in short-term investments currently valued at $700,793 as reported in the Portfolio of Investments.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$257,316,886	$—	$—	$257,316,886
Exchange-Traded Funds	965,405	—	—	965,405
Short-Term Investment Securities:
Commercial Paper	—	2,599,993	—	2,599,993
Registered Investment Companies	700,793	—	—	700,793

Total Investments at Value	$258,983,084	$2,599,993	$—	$261,583,077

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

61

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Distribution/Wholesale	4.8%
Banks — Commercial	4.4
Insurance — Property/Casualty	4.3
Lasers — System/Components	3.3
Medical — Biomedical/Gene	3.2
Computer Services	3.1
Enterprise Software/Service	2.9
Medical Instruments	2.7
Electronic Components — Semiconductors	2.6
Apparel Manufacturers	2.5
Real Estate Investment Trusts	2.4
Medical — Outpatient/Home Medical	2.4
Machinery — Pumps	2.3
Medical — Drugs	2.3
Medical Products	2.1
E-Commerce/Products	2.0
Commercial Services — Finance	2.0
Hotels/Motels	1.9
Building — Residential/Commercial	1.8
Computers — Other	1.8
Gas — Distribution	1.7
Machinery — General Industrial	1.7
Containers — Metal/Glass	1.7
Semiconductor Equipment	1.7
Building Products — Air & Heating	1.6
Physical Therapy/Rehabilitation Centers	1.6
Computer Software	1.5
Internet Infrastructure Software	1.5
Energy — Alternate Sources	1.5
Internet Content — Entertainment	1.4
Athletic Equipment	1.3
Cable/Satellite TV	1.3
Telecommunication Equipment	1.2
Electronic Components — Misc.	1.2
Real Estate Management/Services	1.2
Food — Wholesale/Distribution	1.1
Web Hosting/Design	1.1
Machine Tools & Related Products	1.1
Finance — Auto Loans	1.1
Entertainment Software	1.0
Food — Misc./Diversified	1.0
E-Services/Consulting	1.0
Transport — Truck	1.0
Retail — Automobile	1.0
Disposable Medical Products	1.0
Electronic Measurement Instruments	1.0
Non — Hazardous Waste Disposal	0.9
Medical — HMO	0.9
Computer Aided Design	0.9
Rental Auto/Equipment	0.9
Healthcare Safety Devices	0.8
Data Processing/Management	0.8
Containers — Paper/Plastic	0.7
Firearms & Ammunition	0.7
E-Commerce/Services	0.7
Chemicals — Specialty	0.6
Aerospace/Defense — Equipment	0.5
Instruments — Controls	0.5
Diagnostic Equipment	0.5
Oil Companies — Exploration & Production	0.5
Electric — Integrated	0.5
Investment Management/Advisor Services	0.4
Auto — Heavy Duty Trucks	0.4
Food — Catering	0.4
Repurchase Agreements	0.2

100.1%

*	Calculated as a percentage of net assets

62

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.9%
Aerospace/Defense - Equipment — 0.5%
HEICO Corp., Class A	14,363	$1,283,765

Apparel Manufacturers — 2.5%
Carter’s, Inc.	26,141	2,081,347
PVH Corp.	57,746	3,219,917
Under Armour, Inc., Class C†	96,385	853,007

		6,154,271

Athletic Equipment — 1.3%
YETI Holdings, Inc.†	62,096	3,190,492

Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	11,425	980,722

Banks - Commercial — 4.4%
Cullen/Frost Bankers, Inc.	23,723	1,647,800
First Citizens BancShares, Inc., Class A	3,771	1,482,569
First Republic Bank	24,540	2,770,811
M&T Bank Corp.	16,170	1,669,714
Prosperity Bancshares, Inc.	33,484	1,825,548
South State Corp.	22,155	1,233,590

		10,630,032

Building Products - Air & Heating — 1.6%
Lennox International, Inc.	14,084	3,948,168

Building - Residential/Commercial — 1.8%
NVR, Inc.†	1,049	4,372,589

Cable/Satellite TV — 1.3%
Cable One, Inc.	1,711	3,148,805

Chemicals - Specialty — 0.6%
Element Solutions, Inc.†	139,958	1,504,549

Commercial Services - Finance — 2.0%
WEX, Inc.†	30,079	4,803,917

Computer Aided Design — 0.9%
Aspen Technology, Inc.†	16,747	2,127,371

Computer Services — 3.1%
Genpact, Ltd.	140,810	5,939,366
Science Applications International Corp.	19,358	1,615,619

		7,554,985

Computer Software — 1.5%
Teradata Corp.†	149,073	3,629,928

Computers - Other — 1.8%
Lumentum Holdings, Inc.†	49,728	4,276,608

Containers - Metal/Glass — 1.7%
Ball Corp.	28,900	2,322,693
Silgan Holdings, Inc.	45,356	1,726,249

		4,048,942

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	16,811	1,701,946

Data Processing/Management — 0.8%
Fair Isaac Corp.†	4,473	1,882,194

Diagnostic Equipment — 0.5%
Repligen Corp.†	7,450	1,154,080

Disposable Medical Products — 1.0%
Teleflex, Inc.	6,073	2,386,385

Distribution/Wholesale — 4.8%
Fastenal Co.	48,820	2,385,345
IAA, Inc.†	67,527	3,533,013

Security Description	Shares	Value (Note 2)

Distribution/Wholesale (continued)
KAR Auction Services, Inc.	194,283	$3,368,867
Watsco, Inc.	9,649	2,363,909

		11,651,134

E-Commerce/Products — 2.0%
Etsy, Inc.†	33,988	4,068,363
Wayfair, Inc., Class A†#	2,739	812,278

		4,880,641

E-Commerce/Services — 0.7%
Cargurus, Inc.†#	65,614	1,599,669

E-Services/Consulting — 1.0%
CDW Corp.	21,812	2,478,934

Electric - Integrated — 0.5%
Black Hills Corp.	19,964	1,119,581

Electronic Components - Misc. — 1.2%
Flex, Ltd.†	260,217	2,825,957

Electronic Components - Semiconductors — 2.6%
Monolithic Power Systems, Inc.	13,595	3,631,632
Silicon Laboratories, Inc.†	26,995	2,764,558

		6,396,190

Electronic Measurement Instruments — 1.0%
National Instruments Corp.	66,236	2,377,210

Energy - Alternate Sources — 1.5%
First Solar, Inc.†	46,049	3,526,893

Enterprise Software/Service — 2.9%
Black Knight, Inc.†	23,349	1,963,651
Blackbaud, Inc.	32,542	2,077,807
Guidewire Software, Inc.†	25,321	2,843,801

		6,885,259

Entertainment Software — 1.0%
Zynga, Inc., Class A†	275,183	2,493,158

Finance - Auto Loans — 1.1%
Credit Acceptance Corp.†#	6,648	2,571,446

Firearms & Ammunition — 0.7%
Axon Enterprise, Inc.†	19,850	1,700,748

Food - Catering — 0.4%
Healthcare Services Group, Inc.	45,236	940,909

Food - Misc./Diversified — 1.0%
Lamb Weston Holdings, Inc.	39,572	2,487,100

Food - Wholesale/Distribution — 1.1%
Performance Food Group Co.†	74,547	2,721,711

Gas - Distribution — 1.7%
NiSource, Inc.	32,293	715,613
UGI Corp.	99,378	3,431,522

		4,147,135

Healthcare Safety Devices — 0.8%
Tandem Diabetes Care, Inc.†	17,085	1,925,821

Hotels/Motels — 1.9%
Choice Hotels International, Inc.	36,765	3,650,397
Hyatt Hotels Corp., Class A	18,374	1,037,947

		4,688,344

Instruments - Controls — 0.5%
Mettler-Toledo International, Inc.†	1,238	1,201,826

63

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 4.3%
Alleghany Corp.	2,270	$1,258,851
Erie Indemnity Co., Class A	5,780	1,233,683
Fidelity National Financial, Inc.	38,516	1,264,481
Markel Corp.†	3,270	3,553,934
White Mountains Insurance Group, Ltd.	1,803	1,607,194
WR Berkley Corp.	22,638	1,404,688

		10,322,831

Internet Content - Entertainment — 1.4%
Roku, Inc.†	19,017	3,299,069

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†	27,200	3,599,376

Investment Management/Advisor Services — 0.4%
Hamilton Lane, Inc., Class A	14,116	1,032,021

Lasers - System/Components — 3.3%
Coherent, Inc.†	27,606	3,110,092
II-VI, Inc.†#	111,525	4,962,862

		8,072,954

Machine Tools & Related Products — 1.1%
Lincoln Electric Holdings, Inc.	26,720	2,584,091

Machinery - General Industrial — 1.7%
IDEX Corp.	22,928	4,132,313

Machinery - Pumps — 2.3%
Graco, Inc.	12,000	696,240
Ingersoll Rand, Inc.†	141,139	4,948,333

		5,644,573

Medical Instruments — 2.7%
Bio-Techne Corp.	4,772	1,219,055
Integra LifeSciences Holdings Corp.†	57,691	2,757,053
NuVasive, Inc.†	46,942	2,447,086

		6,423,194

Medical Products — 2.1%
Hill-Rom Holdings, Inc.	41,675	3,908,698
Masimo Corp.†	5,377	1,204,448

		5,113,146

Medical - Biomedical/Gene — 3.2%
Apellis Pharmaceuticals, Inc.†#	43,855	1,352,050
ChemoCentryx, Inc.†	46,905	2,509,417
Ionis Pharmaceuticals, Inc.†	11,175	609,038
PTC Therapeutics, Inc.†	64,156	3,170,910

		7,641,415

Medical - Drugs — 2.3%
PRA Health Sciences, Inc.†	29,901	3,196,716
Reata Pharmaceuticals, Inc., Class A†	22,756	2,388,242

		5,584,958

Medical - HMO — 0.9%
Molina Healthcare, Inc.†	11,892	2,199,663

Medical - Outpatient/Home Medical — 2.4%
Amedisys, Inc.†	11,777	2,848,856
LHC Group, Inc.†	13,822	2,881,058

		5,729,914

Non-Hazardous Waste Disposal — 0.9%
GFL Environmental, Inc.	123,454	2,253,036

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production — 0.5%
Cabot Oil & Gas Corp.	59,574	$1,130,119

Physical Therapy/Rehabilitation Centers — 1.6%
Encompass Health Corp.	58,054	3,787,443

Real Estate Investment Trusts — 2.4%
Douglas Emmett, Inc.	43,238	1,207,205
Equity Commonwealth	49,168	1,543,383
Life Storage, Inc.	1,850	195,045
PS Business Parks, Inc.	6,043	762,627
Rexford Industrial Realty, Inc.	21,413	1,027,396
STORE Capital Corp.	38,915	1,052,262

		5,787,918

Real Estate Management/Services — 1.2%
Redfin Corp.†	59,322	2,821,948

Rental Auto/Equipment — 0.9%
AMERCO	5,838	2,071,848

Retail - Automobile — 1.0%
CarMax, Inc.†	22,441	2,399,616

Semiconductor Equipment — 1.7%
MKS Instruments, Inc.	33,606	4,016,925

Telecommunication Equipment — 1.2%
CommScope Holding Co., Inc.†	278,660	2,870,198

Transport - Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.#	53,011	2,409,880

Web Hosting/Design — 1.1%
Q2 Holdings, Inc.†#	27,080	2,634,612

Total Long-Term Investment Securities
(cost $217,142,135)		240,962,476

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $494,000 collateralized by $504,300 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2023 and having an approximate value of $503,947 (cost $494,000)	$494,000	494,000

TOTAL INVESTMENTS
(cost $217,636,135)(1)	100.1%	241,456,476
Liabilities in excess of other assets	(0.1)	(192,828)

NET ASSETS	100.0%	$241,263,648

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)

64

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

At August 31, 2020, the Fund had loaned securities with a total value of $13,024,550. This was secured by collateral of $13,770,965 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	$ 351,469
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	13,419,496

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$240,962,476	$—	$—	$240,962,476
Repurchase Agreements	—	494,000	—	494,000

Total Investments at Value	$240,962,476	$494,000	$—	$241,456,476

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

65

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.1%
Banks — Commercial	4.7
Electric — Integrated	3.5
Insurance — Property/Casualty	2.9
Machinery — Pumps	2.8
Chemicals — Diversified	2.7
Diversified Manufacturing Operations	2.6
Computer Services	2.4
Insurance — Life/Health	2.3
Banks — Super Regional	2.2
Medical — HMO	2.0
Insurance — Reinsurance	1.9
Medical Products	1.8
Hotels/Motels	1.7
Aerospace/Defense — Equipment	1.6
Semiconductor Equipment	1.6
Medical Labs & Testing Services	1.6
Apparel Manufacturers	1.5
Machine Tools & Related Products	1.5
Electronic Components — Semiconductors	1.4
Oil Companies — Exploration & Production	1.3
Electronic Components — Misc.	1.3
Food — Misc./Diversified	1.3
Building & Construction Products — Misc.	1.2
Medical — Hospitals	1.2
Insurance — Multi-line	1.2
Steel — Producers	1.1
Registered Investment Companies	1.1
Computers — Other	1.0
Oil Refining & Marketing	1.0
Investment Management/Advisor Services	0.9
Electric Products — Misc.	0.9
Building Products — Doors & Windows	0.9
Hazardous Waste Disposal	0.9
Human Resources	0.8
Auto — Heavy Duty Trucks	0.8
Electronic Connectors	0.8
Containers — Metal/Glass	0.8
Physical Therapy/Rehabilitation Centers	0.8
Insurance Brokers	0.7
Food — Wholesale/Distribution	0.7
Retail — Auto Parts	0.7
Medical — Wholesale Drug Distribution	0.7
Finance — Consumer Loans	0.7
Dental Supplies & Equipment	0.7
Footwear & Related Apparel	0.6
Building — Residential/Commercial	0.6
Distribution/Wholesale	0.6
Retail — Restaurants	0.6
Batteries/Battery Systems	0.6
Auto/Truck Parts & Equipment — Original	0.6
Semiconductor Components — Integrated Circuits	0.6
Miscellaneous Manufacturing	0.6
Retail — Apparel/Shoe	0.6
Appliances	0.6
Computer Software	0.6
Metal Processors & Fabrication	0.6
Transport — Rail	0.6
Casino Hotels	0.6
Airlines	0.6
Building Products — Cement	0.6
Savings & Loans/Thrifts	0.5
Electric — Distribution	0.5
Computers — Memory Devices	0.5
Chemicals — Specialty	0.5
Publishing — Newspapers	0.5
Telecom Equipment — Fiber Optics	0.5
Oil — Field Services	0.5
Diagnostic Equipment	0.5

Building Products — Wood	0.5
Finance — Credit Card	0.4
Cable/Satellite TV	0.4
Motorcycle/Motor Scooter	0.4
Textile — Home Furnishings	0.4
Retail — Consumer Electronics	0.4
Lasers — System/Components	0.4
Internet Infrastructure Software	0.4
Independent Power Producers	0.4
Internet Brokers	0.4
Agricultural Biotech	0.4
Machinery — Construction & Mining	0.4
E-Commerce/Services	0.4
Agricultural Chemicals	0.4
Transport — Truck	0.3
Food — Meat Products	0.3
Commercial Services — Finance	0.3
Medical Information Systems	0.3
Entertainment Software	0.3
Shipbuilding	0.3
Theaters	0.3
Office Automation & Equipment	0.3
Beverages — Non-alcoholic	0.3
Medical Instruments	0.3
Transport — Services	0.3
Building — Heavy Construction	0.3
Medical — Drugs	0.2
Banks — Fiduciary	0.2
Repurchase Agreements	0.2
Office Supplies & Forms	0.2
Retail — Discount	0.2
Gambling (Non-Hotel)	0.2
E-Commerce/Products	0.2
Internet Content — Information/News	0.2
Machinery — General Industrial	0.2
Electronic Parts Distribution	0.1
Containers — Paper/Plastic	0.1
Aerospace/Defense	0.1

100.3%

*	Calculated as a percentage of net assets

66

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Aerospace/Defense — 0.1%
Spirit AeroSystems Holdings, Inc., Class A	27,980	$575,269

Aerospace/Defense - Equipment — 1.6%
Hexcel Corp.	39,954	1,573,788
Howmet Aerospace, Inc.	143,281	2,510,283
L3Harris Technologies, Inc.	26,026	4,703,939
Moog, Inc., Class A	52,346	3,155,941

		11,943,951

Agricultural Biotech — 0.4%
Corteva, Inc.	91,851	2,622,346

Agricultural Chemicals — 0.4%
Mosaic Co.	139,952	2,551,325

Airlines — 0.6%
Southwest Airlines Co.	106,918	4,017,978

Apparel Manufacturers — 1.5%
Carter’s, Inc.#	69,735	5,552,300
Columbia Sportswear Co.	63,503	5,433,952

		10,986,252

Appliances — 0.6%
Whirlpool Corp.	23,064	4,098,934

Auto - Heavy Duty Trucks — 0.8%
Cummins, Inc.	16,336	3,385,636
PACCAR, Inc.	29,231	2,509,189

		5,894,825

Auto/Truck Parts & Equipment - Original — 0.6%
Lear Corp.	17,973	2,047,664
Meritor, Inc.†	102,221	2,326,550

		4,374,214

Banks - Commercial — 4.7%
Atlantic Union Bankshares Corp.	184,549	4,292,610
BancorpSouth Bank	143,197	3,090,191
East West Bancorp, Inc.	62,981	2,316,441
South State Corp.	98,982	5,511,318
Synovus Financial Corp.	210,966	4,613,826
Truist Financial Corp.	126,159	4,896,231
Western Alliance Bancorp	137,279	4,845,949
Zions Bancorp NA	130,600	4,200,096

		33,766,662

Banks - Fiduciary — 0.2%
State Street Corp.	26,215	1,784,979

Banks - Super Regional — 2.2%
Fifth Third Bancorp	276,183	5,705,941
Huntington Bancshares, Inc.	639,125	6,014,166
KeyCorp	350,161	4,313,984

		16,034,091

Batteries/Battery Systems — 0.6%
EnerSys	62,007	4,463,264

Beverages - Non-alcoholic — 0.3%
Coca - Cola European Partners PLC	48,187	1,983,377

Building & Construction Products - Misc. — 1.2%
Fortune Brands Home & Security, Inc.	66,107	5,558,277
Owens Corning	50,572	3,420,690

		8,978,967

Building Products - Cement — 0.6%
Buzzi Unicem SpA	89,802	2,199,031

Security Description	Shares	Value (Note 2)

Building Products - Cement (continued)
Eagle Materials, Inc.	22,211	$1,816,193

		4,015,224

Building Products - Doors & Windows — 0.9%
JELD - WEN Holding, Inc.†	202,688	4,266,582
PGT Innovations, Inc.†	118,050	2,140,247

		6,406,829

Building Products - Wood — 0.5%
Masco Corp.	57,371	3,344,729

Building - Heavy Construction — 0.3%
MasTec, Inc.†	39,674	1,833,336

Building - Residential/Commercial — 0.6%
Lennar Corp., Class A	62,392	4,668,169

Cable/Satellite TV — 0.4%
Altice USA, Inc., Class A†	112,451	3,101,399

Casino Hotels — 0.6%
Las Vegas Sands Corp.	43,774	2,219,779
Wynn Resorts, Ltd.	20,922	1,829,629

		4,049,408

Chemicals - Diversified — 2.7%
Celanese Corp.	57,211	5,786,893
DuPont de Nemours, Inc.	48,121	2,683,227
FMC Corp.	85,934	9,182,907
PPG Industries, Inc.	17,143	2,064,017

		19,717,044

Chemicals - Specialty — 0.5%
Ingevity Corp.†	28,597	1,606,293
Rogers Corp.†	19,463	2,205,353

		3,811,646

Commercial Services - Finance — 0.3%
EVERTEC, Inc.	65,663	2,299,518

Computer Services — 2.4%
Amdocs, Ltd.	92,582	5,668,796
Leidos Holdings, Inc.	71,485	6,468,678
Rackspace Technology, Inc.†	87,170	1,861,079
Science Applications International Corp.	39,119	3,264,872

		17,263,425

Computer Software — 0.6%
SS&C Technologies Holdings, Inc.	63,888	4,070,943

Computers - Memory Devices — 0.5%
Western Digital Corp.	100,579	3,864,245

Computers - Other — 1.0%
Lumentum Holdings, Inc.†	84,005	7,224,430

Containers - Metal/Glass — 0.8%
Crown Holdings, Inc.†	74,971	5,761,521

Containers - Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	69,541	972,183

Dental Supplies & Equipment — 0.7%
DENTSPLY SIRONA, Inc.	105,620	4,739,169

Diagnostic Equipment — 0.5%
Avantor, Inc.†	155,848	3,517,489

Distribution/Wholesale — 0.6%
HD Supply Holdings, Inc.†	81,127	3,217,497
LKQ Corp.†	45,526	1,444,995

		4,662,492

67

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 2.6%
Eaton Corp. PLC	51,306	$5,238,343
ITT, Inc.	55,314	3,474,272
Parker - Hannifin Corp.	18,073	3,723,219
Textron, Inc.	97,099	3,828,614
Trane Technologies PLC	21,783	2,578,889

		18,843,337

E-Commerce/Products — 0.2%
eBay, Inc.	23,239	1,273,032

E-Commerce/Services — 0.4%
Expedia Group, Inc.	26,347	2,585,958

Electric Products - Misc. — 0.9%
AMETEK, Inc.	65,284	6,574,099

Electric - Distribution — 0.5%
CenterPoint Energy, Inc.	193,611	3,885,773

Electric - Integrated — 3.5%
Alliant Energy Corp.	46,427	2,514,022
Ameren Corp.	32,310	2,556,044
DTE Energy Co.	14,435	1,713,002
Edison International	74,765	3,923,667
Entergy Corp.	49,842	4,941,336
Evergy, Inc.	95,399	5,077,135
FirstEnergy Corp.	70,099	2,004,130
Portland General Electric Co.	78,076	2,978,599

		25,707,935

Electronic Components - Misc. — 1.3%
Flex, Ltd.†	161,535	1,754,270
Gentex Corp.	220,979	5,977,482
Hubbell, Inc.	12,820	1,857,874

		9,589,626

Electronic Components - Semiconductors — 1.4%
ON Semiconductor Corp.†	123,278	2,634,451
Qorvo, Inc.†	44,501	5,708,143
Tower Semiconductor, Ltd.†	104,380	2,031,235

		10,373,829

Electronic Connectors — 0.8%
TE Connectivity, Ltd.	60,367	5,831,452

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	13,371	1,050,426

Entertainment Software — 0.3%
Activision Blizzard, Inc.	12,152	1,014,935
Electronic Arts, Inc.†	8,626	1,203,068

		2,218,003

Finance - Consumer Loans — 0.7%
SLM Corp.	643,852	4,919,029

Finance - Credit Card — 0.4%
Discover Financial Services	60,156	3,193,081

Food - Meat Products — 0.3%
Tyson Foods, Inc., Class A	36,807	2,311,480

Food - Misc./Diversified — 1.3%
Nomad Foods, Ltd.†	123,599	3,047,951
Post Holdings, Inc.†	37,278	3,281,210
Simply Good Foods Co.†	124,650	3,097,552

		9,426,713

Food - Wholesale/Distribution — 0.7%
US Foods Holding Corp.†	215,361	5,244,040

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	221,826	$4,693,838

Gambling (Non - Hotel) — 0.2%
International Game Technology PLC#	116,657	1,298,392

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	103,255	6,308,881

Hotels/Motels — 1.7%
Marriott International, Inc., Class A	20,946	2,155,553
Wyndham Destinations, Inc.	45,473	1,318,262
Wyndham Hotels & Resorts, Inc.	167,773	8,784,594

		12,258,409

Human Resources — 0.8%
ASGN, Inc.†	25,701	1,844,561
ManpowerGroup, Inc.	24,060	1,763,839
Robert Half International, Inc.	47,608	2,532,745

		6,141,145

Independent Power Producers — 0.4%
Vistra Corp.	141,421	2,719,526

Insurance Brokers — 0.7%
Aon PLC, Class A	20,024	4,004,600
Willis Towers Watson PLC	6,707	1,378,490

		5,383,090

Insurance - Life/Health — 2.3%
Aflac, Inc.	55,079	2,000,469
CNO Financial Group, Inc.	329,896	5,377,305
Globe Life, Inc.	31,479	2,596,388
Voya Financial, Inc.	122,475	6,357,677

		16,331,839

Insurance - Multi-line — 1.2%
Allstate Corp.	29,600	2,752,800
Kemper Corp.	61,076	4,743,162
Loews Corp.	34,926	1,252,447

		8,748,409

Insurance - Property/Casualty — 2.9%
Alleghany Corp.	8,022	4,448,680
Assurant, Inc.	50,926	6,190,565
Hanover Insurance Group, Inc.	55,378	5,675,691
Lancashire Holdings, Ltd.	264,452	2,714,928
Travelers Cos., Inc.	14,275	1,656,471

		20,686,335

Insurance - Reinsurance — 1.9%
Essent Group, Ltd.	39,612	1,414,148
Everest Re Group, Ltd.	15,471	3,404,858
Reinsurance Group of America, Inc.	47,713	4,374,328
RenaissanceRe Holdings, Ltd.	25,579	4,699,885

		13,893,219

Internet Brokers — 0.4%
TD Ameritrade Holding Corp.	68,675	2,635,747

Internet Content - Information/News — 0.2%
Yelp, Inc.†	49,491	1,144,232

Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	20,799	2,752,332

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	43,724	6,855,923

Lasers - System/Components — 0.4%
Coherent, Inc.†	25,002	2,816,725

68

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machine Tools & Related Products — 1.5%
Colfax Corp.†	176,830	$5,884,902
Kennametal, Inc.	164,351	4,769,466

		10,654,368

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	33,856	2,607,251

Machinery - General Industrial — 0.2%
Altra Industrial Motion Corp.	28,735	1,122,102

Machinery - Pumps — 2.8%
Curtiss - Wright Corp.	20,462	2,093,672
Dover Corp.	54,959	6,036,697
Ingersoll Rand, Inc.†	199,518	6,995,101
SPX FLOW, Inc.†	115,176	5,007,852

		20,133,322

Medical Information Systems — 0.3%
Change Healthcare, Inc.†	160,094	2,265,330

Medical Instruments — 0.3%
Boston Scientific Corp.†	46,744	1,917,439

Medical Labs & Testing Services — 1.6%
ICON PLC†	17,927	3,341,772
IQVIA Holdings, Inc.†	16,738	2,740,847
Laboratory Corp. of America Holdings†	19,280	3,388,460
PPD, Inc.†	57,252	1,966,034

		11,437,113

Medical Products — 1.8%
Avanos Medical, Inc.†	93,403	3,026,257
Hill - Rom Holdings, Inc.	39,325	3,688,292
Hologic, Inc.†	34,392	2,053,890
Zimmer Biomet Holdings, Inc.	31,898	4,493,790

		13,262,229

Medical - Drugs — 0.2%
Jazz Pharmaceuticals PLC†	13,500	1,814,265

Medical - HMO — 2.0%
Centene Corp.†	55,829	3,423,434
Humana, Inc.	11,765	4,884,475
Molina Healthcare, Inc.†	31,569	5,839,318

		14,147,227

Medical - Hospitals — 1.2%
Acadia Healthcare Co., Inc.†	105,122	3,249,321
HCA Healthcare, Inc.	16,319	2,214,815
Universal Health Services, Inc., Class B	31,167	3,439,278

		8,903,414

Medical - Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	32,160	3,120,485
McKesson Corp.	11,900	1,825,936

		4,946,421

Metal Processors & Fabrication — 0.6%
Rexnord Corp.	140,401	4,066,013

Miscellaneous Manufacturing — 0.6%
John Bean Technologies Corp.	42,318	4,338,018

Motorcycle/Motor Scooter — 0.4%
Harley - Davidson, Inc.	110,082	3,050,372

Office Automation & Equipment — 0.3%
Xerox Holdings Corp.	106,628	2,011,004

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	12,973	1,496,955

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 1.3%
ConocoPhillips	54,073	$2,048,826
Diamondback Energy, Inc.	114,311	4,453,557
Parsley Energy, Inc., Class A	209,242	2,249,351
Viper Energy Partners LP	96,065	977,942

		9,729,676

Oil Refining & Marketing — 1.0%
Delek US Holdings, Inc.	146,316	2,301,551
Marathon Petroleum Corp.	70,978	2,516,880
Valero Energy Corp.	44,235	2,326,318

		7,144,749

Oil - Field Services — 0.5%
ChampionX Corp.†	181,927	1,862,933
Schlumberger, Ltd.	87,106	1,655,885

		3,518,818

Physical Therapy/Rehabilitation Centers — 0.8%
Encompass Health Corp.	84,299	5,499,667

Publishing - Newspapers — 0.5%
TEGNA, Inc.	295,552	3,700,311

Real Estate Investment Trusts — 9.1%
American Assets Trust, Inc.	86,897	2,220,218
American Campus Communities, Inc.	90,982	3,084,290
American Homes 4 Rent, Class A	103,531	2,965,128
Americold Realty Trust	63,943	2,452,214
Boston Properties, Inc.	30,834	2,678,549
Corporate Office Properties Trust	111,176	2,739,377
Cousins Properties, Inc.	55,509	1,656,944
Douglas Emmett, Inc.	72,304	2,018,728
Duke Realty Corp.	91,463	3,525,899
Equity Residential	52,213	2,947,424
Essential Properties Realty Trust, Inc.	125,147	2,123,744
Essex Property Trust, Inc.	7,695	1,666,044
First Industrial Realty Trust, Inc.	74,991	3,198,366
Gaming and Leisure Properties, Inc.	176,857	6,428,752
Healthpeak Properties, Inc.	83,634	2,311,644
Highwoods Properties, Inc.	98,343	3,664,260
Host Hotels & Resorts, Inc.	229,129	2,573,119
Invitation Homes, Inc.	45,755	1,309,966
Kilroy Realty Corp.	40,933	2,395,399
Lamar Advertising Co., Class A	23,364	1,617,490
Life Storage, Inc.	32,734	3,451,146
Physicians Realty Trust	137,790	2,500,888
Regency Centers Corp.	70,251	2,789,667
Welltower, Inc.	63,921	3,676,736

		65,995,992

Retail - Apparel/Shoe — 0.6%
Foot Locker, Inc.	73,753	2,236,929
Ross Stores, Inc.	21,638	1,970,789

		4,207,718

Retail - Auto Parts — 0.7%
AutoZone, Inc.†	4,192	5,014,932

Retail - Consumer Electronics — 0.4%
Best Buy Co., Inc.	26,332	2,920,482

Retail - Discount — 0.2%
Dollar Tree, Inc.†	14,942	1,438,466

Retail - Restaurants — 0.6%
Darden Restaurants, Inc.	17,712	1,535,099
Denny’s Corp.†	264,524	3,031,445

		4,566,544

69

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.5%
Sterling Bancorp	339,741	$3,964,778

Semiconductor Components - Integrated Circuits — 0.6%
NXP Semiconductors NV	34,609	4,352,428

Semiconductor Equipment — 1.6%
KLA Corp.	12,527	2,569,789
Lam Research Corp.	3,573	1,201,743
MKS Instruments, Inc.	48,118	5,751,544
Onto Innovation, Inc.†	70,505	2,202,576

		11,725,652

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	14,461	2,191,131

Steel - Producers — 1.1%
Reliance Steel & Aluminum Co.	53,236	5,582,859
Steel Dynamics, Inc.	91,463	2,699,988

		8,282,847

Telecom Equipment - Fiber Optics — 0.5%
Ciena Corp.†	64,541	3,663,993

Textile - Home Furnishings — 0.4%
Mohawk Industries, Inc.†	32,714	3,020,484

Theaters — 0.3%
Live Nation Entertainment, Inc.†	35,784	2,032,531

Transport - Rail — 0.6%
Kansas City Southern	22,333	4,065,499

Transport - Services — 0.3%
Expeditors International of Washington, Inc.	21,050	1,860,610

Transport - Truck — 0.3%
Knight - Swift Transportation Holdings, Inc.#	54,748	2,488,844

Total Long - Term Investment Securities
(cost $696,736,190)		716,654,483

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(1) (cost $7,705,839)	7,704,299	$7,705,839

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $1,780,000 collateralized by $1,817,100 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of $1,815,638 (cost $1,780,000)	$1,780,000	1,780,000

TOTAL INVESTMENTS
(cost $706,222,029) (2)	100.3%	726,140,322
Liabilities in excess of other assets	(0.3)	(2,040,738)

NET ASSETS	100.0%	$724,099,584

†	Non - income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At August 31, 2020, the Fund had loaned securities with a total value of $5,865,398. This was secured by collateral of $6,244,081 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$715,842
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	1,328,201
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	60,951
United States Treasury Bills	0.00%	01/21/2021 to 01/21/2021	12,854
United States Treasury Notes/Bonds	0.13% to 7.88%	09/30/2020 to 02/15/2049	4,126,233

(1)	The rate shown is the 7 - day yield as of August 31, 2020.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$713,939,555	$2,714,928	**	$—	$716,654,483
Short-Term Investment Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	7,705,839	—		—	7,705,839
Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	—	1,780,000		—	1,780,000

Total Investments at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$721,645,394	$4,494,928		$—	$726,140,322

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

70

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2020  (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.1%
Domestic Fixed Income Investment Companies	32.1
International Equity Investment Companies	12.1
International Fixed Income Investment Companies	3.4
Real Estate Investment Companies	2.2
Domestic Money Market Investment Companies	0.1

100.0%

*	Calculated as a percentage of net assets

71

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.1%
VALIC Co. I Blue Chip Growth Fund	1,703	$43,393
VALIC Co. I Dividend Value Fund	5,751,672	60,565,105
VALIC Co. I Large Cap Core Fund	916,483	12,262,538
VALIC Co. I Large Capital Growth Fund	994,527	19,244,090
VALIC Co. I Mid Cap Index Fund	1,384,331	31,479,683
VALIC Co. I Mid Cap Strategic Growth Fund	751,123	14,151,149
VALIC Co. I Nasdaq-100 Index Fund	1,180,867	27,384,305
VALIC Co. I Science & Technology Fund	532,277	19,657,005
VALIC Co. I Small Cap Index Fund	1,312,248	22,229,486
VALIC Co. I Small Cap Special Values Fund	992,786	9,451,322
VALIC Co. I Stock Index Fund	2,351,451	109,295,461
VALIC Co. I Value Fund	1,181,031	19,392,535
VALIC Co. II Capital Appreciation Fund	1,843,913	34,333,662
VALIC Co. II Large Cap Value Fund	2,812,637	51,949,412
VALIC Co. II Mid Cap Growth Fund	1,091,096	12,012,967
VALIC Co. II Mid Cap Value Fund	3,036,767	46,705,472
VALIC Co. II Small Cap Growth Fund	428,661	8,787,552
VALIC Co. II Small Cap Value Fund	1,021,473	9,714,207

Total Domestic Equity Investment Companies
(cost $486,425,916)		508,659,344

Domestic Fixed Income Investment Companies — 32.1%
VALIC Co. I Capital Conservation Fund	2,424,592	25,918,890
VALIC Co. I Government Securities Fund	835,567	9,441,911
VALIC Co. I Inflation Protected Fund	5,199,688	62,760,235
VALIC Co. II Core Bond Fund	8,855,443	105,733,986
VALIC Co. II High Yield Bond Fund	4,738,933	35,447,217
VALIC Co. II Strategic Bond Fund	7,571,021	86,536,769

Total Domestic Fixed Income Investment Companies
(cost $310,308,064)		325,839,008

Domestic Money Market Investment Companies — 0.1%
VALIC Co. I Government Money Market I Fund(2)
(cost $915,885)	915,885	915,885

Security Description	Shares	Value (Note2)

International Equity Investment Companies — 12.1%
VALIC Co. I Emerging Economies Fund	2,248,692	$19,068,908
VALIC Co. I International Equities Index Fund	6,115,025	41,949,073
VALIC Co. I International Growth Fund	483,919	7,278,145
VALIC Co. I International Value Fund	2,274,863	20,587,514
VALIC Co. II International Opportunities Fund	1,623,254	33,650,046

Total International Equity Investment Companies
(cost $120,585,882)		122,533,686

International Fixed Income Investment Companies — 3.4%
VALIC Co. I International Government Bond Fund (cost $31,571,001)	2,685,253	34,693,474

Real Estate Investment Companies — 2.2%
VALIC Co. I Global Real Estate Fund (cost $22,737,846)	2,943,599	21,900,375

TOTAL INVESTMENTS
(cost $972,544,594)(3)	100.0%	1,014,541,772
Liabilities in excess of other assets	(0.0)	(190,600)

NET ASSETS	100.0%	$1,014,351,172

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of August 31, 2020 is 0.01%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$1,014,541,772	$—	$—	$1,014,541,772

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

72

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	14.6%
Enterprise Software/Service	4.6
Medical Products	4.1
Applications Software	3.5
Computer Software	3.4
Building & Construction Products — Misc.	3.3
Electronic Components-Semiconductors	3.0
Retail — Automobile	2.9
Semiconductor Equipment	2.6
Medical — Drugs	2.4
Energy — Alternate Sources	2.2
Retail — Discount	1.9
Diversified Manufacturing Operations	1.8
Diagnostic Kits	1.7
Internet Application Software	1.7
Real Estate Investment Trusts	1.7
Retail — Vision Service Center	1.6
Steel Pipe & Tube	1.6
Consumer Products — Misc.	1.5
Retail — Pet Food & Supplies	1.5
Miscellaneous Manufacturing	1.5
Computer Data Security	1.5
Drug Delivery Systems	1.5
Retail — Restaurants	1.4
Transport — Truck	1.3
Distribution/Wholesale	1.3
Medical — Outpatient/Home Medical	1.3
E-Commerce/Products	1.2
Publishing — Newspapers	1.2
Food — Wholesale/Distribution	1.1
Electric Products — Misc.	1.1
Tools — Hand Held	1.0
Athletic Equipment	1.0
Food — Retail	1.0
Casino Hotels	0.9
Computer Services	0.9
Insurance Brokers	0.9
Insurance — Property/Casualty	0.9
Building — Mobile Home/Manufactured Housing	0.8
Telecom Equipment — Fiber Optics	0.8
Building — Residential/Commercial	0.8
Machinery — Pumps	0.8
Finance — Investment Banker/Broker	0.8
Banks — Commercial	0.7
Medical Labs & Testing Services	0.7
Retail — Floor Coverings	0.7
Machinery — General Industrial	0.7
Consulting Services	0.7
Commercial Services — Finance	0.6
Diagnostic Equipment	0.6
Investment Management/Advisor Services	0.6
Schools	0.6
Physicians Practice Management	0.6
Rental Auto/Equipment	0.6
Medical — Hospitals	0.6
Recreational Centers	0.5
Power Converter/Supply Equipment	0.5
Internet Security	0.5
Electronic Measurement Instruments	0.4
Registered Investment Companies	0.4
Finance — Credit Card	0.4
Medical Information Systems	0.3
Therapeutics	0.3
Medical — Generic Drugs	0.2

97.8%

*	Calculated as a percentage of net assets

73

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Applications Software — 3.5%
Duck Creek Technologies, Inc.†	15,614	$608,790
Elastic NV†	23,522	2,554,019
Jamf Holding Corp.†	10,385	400,861
Medallia, Inc.†	46,048	1,666,477
Smartsheet, Inc., Class A†	41,177	2,245,382

		7,475,529

Athletic Equipment — 1.0%
Fox Factory Holding Corp.†	21,266	2,143,825

Banks - Commercial — 0.7%
First Financial Bankshares, Inc.	51,977	1,573,604

Building & Construction Products-Misc. — 3.3%
AZEK Co., Inc.†	23,104	912,146
Fortune Brands Home & Security, Inc.	7,330	616,306
Simpson Manufacturing Co., Inc.	28,872	2,839,272
Trex Co., Inc.†#	16,591	2,480,189

		6,847,913

Building - Mobile Home/Manufactured Housing — 0.8%
Winnebago Industries, Inc.	33,071	1,785,173

Building - Residential/Commercial — 0.8%
TRI Pointe Group, Inc.†#	96,919	1,635,993

Casino Hotels — 0.9%
Boyd Gaming Corp.	73,610	1,971,276

Commercial Services - Finance — 0.6%
Avalara, Inc.†	10,054	1,331,250

Computer Data Security — 1.5%
CyberArk Software, Ltd.†	15,121	1,670,870
Ping Identity Holding Corp.†	42,921	1,479,487

		3,150,357

Computer Services — 0.9%
Globant SA†	10,596	1,881,638

Computer Software — 3.4%
Bandwidth, Inc., Class A†	16,126	2,539,523
Bill.com Holdings, Inc.†	13,329	1,319,304
Envestnet, Inc.†	34,501	2,863,238
nCino, Inc.†	5,303	492,914

		7,214,979

Consulting Services — 0.7%
FTI Consulting, Inc.†	11,948	1,371,152

Consumer Products-Misc. — 1.5%
Helen of Troy, Ltd.†	15,682	3,243,351

Diagnostic Equipment — 0.6%
10X Genomics, Inc., Class A†	7,291	835,695
Adaptive Biotechnologies Corp.†	10,612	441,565

		1,277,260

Diagnostic Kits — 1.7%
Natera, Inc.†	56,912	3,625,863

Distribution/Wholesale — 1.3%
SiteOne Landscape Supply, Inc.†	21,781	2,723,714

Diversified Manufacturing Operations — 1.8%
Carlisle Cos., Inc.	11,519	1,508,413
ITT, Inc.	38,027	2,388,476

		3,896,889

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 1.5%
Heron Therapeutics, Inc.†	75,261	$1,076,232
Revance Therapeutics, Inc.†	68,583	2,004,681

		3,080,913

E-Commerce/Products — 1.2%
Farfetch, Ltd., Class A†#	53,124	1,471,004
RealReal, Inc.†	66,225	1,063,573

		2,534,577

Electric Products - Misc. — 1.1%
Littelfuse, Inc.	12,321	2,228,130

Electronic Components - Semiconductors — 3.0%
Cree, Inc.†	22,598	1,425,934
Inphi Corp.†	26,917	3,068,000
Semtech Corp.†	32,762	1,921,491

		6,415,425

Electronic Measurement Instruments — 0.4%
Itron, Inc.†	14,322	853,162

Energy - Alternate Sources — 2.2%
Enphase Energy, Inc.†	35,438	2,736,877
SolarEdge Technologies, Inc.†	8,166	1,805,911

		4,542,788

Enterprise Software/Service — 4.6%
Blackline, Inc.†	26,946	2,354,272
Everbridge, Inc.†#	17,588	2,613,753
Evolent Health, Inc., Class A†	84,996	1,217,993
HubSpot, Inc.†	2,200	659,296
ManTech International Corp., Class A	32,125	2,404,556
Vertex, Inc., Class A†	16,656	426,560

		9,676,430

Finance - Credit Card — 0.4%
I3 Verticals, Inc., Class A†	27,607	769,959

Finance - Investment Banker/Broker — 0.8%
Evercore, Inc., Class A	25,607	1,584,561

Food - Retail — 1.0%
Grocery Outlet Holding Corp.†	49,195	2,023,390

Food - Wholesale/Distribution — 1.1%
Performance Food Group Co.†	64,212	2,344,380

Insurance Brokers — 0.9%
eHealth, Inc.†	13,605	858,747
Selectquote, Inc.†	55,931	1,020,741

		1,879,488

Insurance - Property/Casualty — 0.9%
Lemonade, Inc.†	18,587	1,091,057
Palomar Holdings, Inc.†	6,700	752,745

		1,843,802

Internet Application Software — 1.7%
Anaplan, Inc.†	34,323	2,102,284
Zendesk, Inc.†	15,375	1,481,842

		3,584,126

Internet Security — 0.5%
Proofpoint, Inc.†	8,781	963,012

Investment Management/Advisor Services — 0.6%
Focus Financial Partners, Inc., Class A†	36,063	1,276,270

74

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - General Industrial — 0.7%
Applied Industrial Technologies, Inc.	22,988	$1,384,107

Machinery - Pumps — 0.8%
Graco, Inc.	27,681	1,606,052

Medical Information Systems — 0.3%
Oak Street Health, Inc.†	15,341	684,669

Medical Labs & Testing Services — 0.7%
Personalis, Inc.†#	67,266	1,535,010

Medical Products — 4.1%
iRhythm Technologies, Inc.†	16,814	3,702,106
Nevro Corp.†	19,377	2,665,113
Shockwave Medical, Inc.†#	34,656	2,202,042

		8,569,261

Medical - Biomedical/Gene — 14.6%
ACADIA Pharmaceuticals, Inc.†	20,807	823,749
ADC Therapeutics SA†	33,695	1,488,308
Allogene Therapeutics, Inc.†#	22,502	802,196
Amicus Therapeutics, Inc.†	148,881	2,173,663
Arrowhead Pharmaceuticals, Inc.†	13,198	557,484
Atara Biotherapeutics, Inc.†	84,291	1,136,243
Avrobio, Inc.†	67,974	1,177,310
Berkeley Lights, Inc.†	15,221	995,453
Biohaven Pharmaceutical Holding Co., Ltd.†	30,645	1,942,587
Blueprint Medicines Corp.†	26,659	2,064,206
Bridgebio Pharma, Inc.†	32,772	978,572
FibroGen, Inc.†	37,238	1,669,380
Generation Bio Co.†	14,624	456,708
Halozyme Therapeutics, Inc.†	99,041	2,871,694
Homology Medicines, Inc.†	49,791	529,278
Immunomedics, Inc.†	21,224	945,741
Intercept Pharmaceuticals, Inc.†	17,221	858,983
Mirati Therapeutics, Inc.†	3,780	564,619
Orchard Therapeutics PLC ADR†	39,544	234,496
REGENXBIO, Inc.†	25,891	790,193
Relay Therapeutics, Inc.†	34,456	1,384,787
REVOLUTION Medicines, Inc.†	29,051	823,305
Rubius Therapeutics, Inc.†#	60,672	292,136
Sage Therapeutics, Inc.†	27,221	1,427,469
Twist Bioscience Corp.†	40,594	2,838,738
Viela Bio, Inc.†	29,167	982,636

		30,809,934

Medical - Drugs — 2.4%
Alector, Inc.†	27,808	359,279
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	92,675	1,758,045
Global Blood Therapeutics, Inc.†	17,051	1,070,462
MyoKardia, Inc.†	9,330	1,021,075
TherapeuticsMD, Inc.†#	268,140	391,485
Tricida, Inc.†	36,558	386,418

		4,986,764

Medical - Generic Drugs — 0.2%
Arvinas, Inc.†	19,760	512,772

Medical - Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	39,366	1,216,803

Medical - Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	11,197	2,708,554

Miscellaneous Manufacturing — 1.5%
John Bean Technologies Corp.	31,041	3,182,013

Security Description	Shares	Value (Note 2)

Physicians Practice Management — 0.6%
Accolade, Inc.†	36,967	$1,242,461

Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	5,576	1,059,328

Publishing - Newspapers — 1.2%
New York Times Co., Class A	58,023	2,514,137

Real Estate Investment Trusts — 1.7%
CubeSmart	33,090	1,046,306
EastGroup Properties, Inc.	7,630	1,016,011
National Health Investors, Inc.	692	43,077
Terreno Realty Corp.	24,718	1,474,181

		3,579,575

Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	17,623	1,071,302

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	22,030	1,231,257

Retail - Automobile — 2.9%
Lithia Motors, Inc., Class A	14,518	3,614,402
Rush Enterprises, Inc., Class A	29,822	1,440,999
Vroom, Inc.†	16,729	1,148,111

		6,203,512

Retail - Discount — 1.9%
BJ’s Wholesale Club Holdings, Inc.†	45,888	2,037,886
Ollie’s Bargain Outlet Holdings, Inc.†	19,869	1,898,284

		3,936,170

Retail - Floor Coverings — 0.7%
Floor & Decor Holdings, Inc., Class A†	19,964	1,462,163

Retail - Pet Food & Supplies — 1.5%
Freshpet, Inc.†	28,334	3,218,742

Retail - Restaurants — 1.4%
Texas Roadhouse, Inc.	48,004	3,023,772

Retail - Vision Service Center — 1.6%
National Vision Holdings, Inc.†	88,710	3,332,835

Schools — 0.6%
Bright Horizons Family Solutions, Inc.†	9,356	1,244,442

Semiconductor Equipment — 2.6%
Entegris, Inc.	40,614	2,716,670
MKS Instruments, Inc.	22,273	2,662,292

		5,378,962

Steel Pipe & Tube — 1.6%
Advanced Drainage Systems, Inc.	59,625	3,307,995

Telecom Equipment - Fiber Optics — 0.8%
Ciena Corp.†	29,518	1,675,737

Therapeutics — 0.3%
G1 Therapeutics, Inc.†#	44,451	682,323

Tools - Hand Held — 1.0%
MSA Safety, Inc.	17,419	2,193,923

Transport - Truck — 1.3%
Saia, Inc.†	20,904	2,805,317

Total Long-Term Investment Securities (cost $158,411,628)		205,110,071

75

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(3)(4) (cost $780,633)	780,633	$780,633

TOTAL INVESTMENTS
(cost $159,192,261)(2)	97.8%	205,890,704
Other assets less liabilities	2.2	4,605,981

NET ASSETS	100.0%	$210,496,685

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)

At August 31, 2020, the Fund had loaned securities with a total value of $5,133,390. This was secured by collateral of $780,633, which was received in cash and subsequently invested in short-term investments currently valued at $780,633 as reported in the Portfolio of Investments. Additional collateral of $4,568,994 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$9,486
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	17,601
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	808
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	176,531
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	4,364,568

(4)	The rate shown is the 7-day yield as of August 31, 2020.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical-Drugs	$4,986,764	$—	$0	$4,986,764
Other Industries	200,123,307	—	—	200,123,307
Short-Term Investment Securities	780,633	—	—	780,633

Total Investments at Value	$205,890,704	$—	$0	$205,890,704

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

76

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Banks—Commercial	13.3%
Real Estate Investment Trusts	11.1
Savings & Loans/Thrifts	2.8
Distribution/Wholesale	2.1
Building—Heavy Construction	2.1
Medical—Biomedical/Gene	1.8
Repurchase Agreements	1.8
Electronic Components—Misc.	1.7
Registered Investment Companies	1.7
Human Resources	1.6
Electric—Integrated	1.5
Oil—Field Services	1.4
Medical—Drugs	1.4
Building—Residential/Commercial	1.4
Auto/Truck Parts & Equipment—Original	1.3
Gas—Distribution	1.3
Transport—Services	1.3
Retail—Building Products	1.2
Oil Companies—Exploration & Production	1.2
Independent Power Producers	1.2
Building & Construction Products—Misc.	1.2
Energy—Alternate Sources	1.1
Transport—Truck	1.1
Consulting Services	1.0
Insurance—Life/Health	1.0
Investment Management/Advisor Services	1.0
Financial Guarantee Insurance	0.9
Building—Maintenance & Services	0.9
Consumer Products—Misc.	0.9
Retail—Automobile	0.8
Paper & Related Products	0.8
Building & Construction—Misc.	0.8
Insurance—Property/Casualty	0.8
Insurance—Reinsurance	0.8
Medical—Hospitals	0.8
Food—Wholesale/Distribution	0.8
Medical—Wholesale Drug Distribution	0.7
Steel—Producers	0.7
Engineering/R&D Services	0.7
Computer Services	0.7
Finance—Investment Banker/Broker	0.7
Television	0.7
Machinery—Electrical	0.6
Chemicals—Specialty	0.6
Electronic Components—Semiconductors	0.6
Retail—Restaurants	0.6
Machinery—Construction & Mining	0.6
Building Products—Wood	0.6
Oil Refining & Marketing	0.6
Medical Information Systems	0.5
Medical—HMO	0.5
Finance—Consumer Loans	0.5
Real Estate Management/Services	0.5
Retail—Sporting Goods	0.5
Retail—Discount	0.5
Retail—Apparel/Shoe	0.5
Auto—Truck Trailers	0.5
Coal	0.5
Metal Products—Distribution	0.5
Semiconductor Equipment	0.5
E—Commerce/Services	0.5
Schools	0.5
Transport—Marine	0.5
Telecom Services	0.5
Cable/Satellite TV	0.4
Office Supplies & Forms	0.4
Metal—Aluminum	0.4
Rubber—Tires	0.4
Retail—Office Supplies	0.4

Rental Auto/Equipment	0.4
Pastoral & Agricultural	0.4
Chemicals—Plastics	0.4
Enterprise Software/Service	0.4
Water	0.4
Medical Products	0.4
Communications Software	0.4
Circuit Boards	0.4
Finance—Mortgage Loan/Banker	0.4
Printing—Commercial	0.3
Retail—Regional Department Stores	0.3
Office Furnishings—Original	0.3
Aerospace/Defense—Equipment	0.3
Home Furnishings	0.3
Theaters	0.3
Airlines	0.3
Chemicals—Diversified	0.3
Computer Software	0.3
Medical—Generic Drugs	0.3
Rubber/Plastic Products	0.3
Retail—Bedding	0.3
Publishing—Books	0.3
Apparel Manufacturers	0.3
Machinery—Farming	0.3
Satellite Telecom	0.2
Computers—Integrated Systems	0.2
Networking Products	0.2
Power Converter/Supply Equipment	0.2
Electric—Distribution	0.2
Gambling (Non—Hotel)	0.2
Cosmetics & Toiletries	0.2
Transactional Software	0.2
Medical Labs & Testing Services	0.2
Multimedia	0.2
Audio/Video Products	0.2
Electric—Generation	0.2
Machinery—General Industrial	0.2
Publishing—Newspapers	0.2
Motion Pictures & Services	0.2
Wireless Equipment	0.2
Industrial Automated/Robotic	0.2
Housewares	0.2
Footwear & Related Apparel	0.2
Banks—Mortgage	0.2
Building Products—Doors & Windows	0.2
Travel Services	0.1
Diversified Manufacturing Operations	0.1
Office Automation & Equipment	0.1
Telecommunication Equipment	0.1
Electronic Security Devices	0.1
Resorts/Theme Parks	0.1
Retail—Drug Store	0.1
Food—Misc./Diversified	0.1
Agricultural Operations	0.1
E—Marketing/Info	0.1
Drug Delivery Systems	0.1
Retail—Home Furnishings	0.1
Machinery—Print Trade	0.1
Finance—Other Services	0.1
Broadcast Services/Program	0.1
Retail—Arts & Crafts	0.1
Retail—Misc./Diversified	0.1
Racetracks	0.1
Casino Hotels	0.1
Machinery—Material Handling	0.1
Dental Supplies & Equipment	0.1
Internet Content—Information/News	0.1
Commercial Services	0.1
Auto—Heavy Duty Trucks	0.1
E—Commerce/Products	0.1
Finance—Commercial	0.1

77

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Containers—Metal/Glass	0.1%
Medical Instruments	0.1
Auto/Truck Parts & Equipment—Replacement	0.1
Retail—Jewelry	0.1
Computer Data Security	0.1
Food—Canned	0.1
SupraNational Banks	0.1
Metal Processors & Fabrication	0.1
Medical—Nursing Homes	0.1
Electronic Measurement Instruments	0.1

101.7%

*	Calculated as a percentage of net assets

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Aerospace/Defense-Equipment — 0.3%
AAR Corp.	19,900	$401,582
Moog, Inc., Class A	7,600	458,204
Triumph Group, Inc.	18,000	130,140

		989,926

Agricultural Operations — 0.1%
Fresh Del Monte Produce, Inc.	15,263	353,949

Airlines — 0.3%
Hawaiian Holdings, Inc.	39,000	524,160
SkyWest, Inc.	12,200	410,530

		934,690

Apparel Manufacturers — 0.3%
Deckers Outdoor Corp.†	3,900	795,093

Audio/Video Products — 0.2%
Sonos, Inc.†	5,500	77,385
Universal Electronics, Inc.†	11,800	484,744

		562,129

Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	6,600	211,068

Auto-Truck Trailers — 0.5%
Wabash National Corp.	126,900	1,549,449

Auto/Truck Parts & Equipment-Original — 1.3%
Adient PLC†	62,200	1,078,548
American Axle & Manufacturing Holdings, Inc.†	54,500	424,010
Cooper-Standard Holdings, Inc.†	900	16,308
Dana, Inc.	61,500	857,925
Gentherm, Inc.†	14,500	655,835
Meritor, Inc.†	39,300	894,468
Methode Electronics, Inc.	3,800	107,578
Modine Manufacturing Co.†	5,700	38,589

		4,073,261

Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,600	176,594

Banks-Commercial — 13.3%
1st Source Corp.	14,020	482,989
Amalgamated Bank, Class A	19,300	227,161
American National Bankshares, Inc.	700	15,778
Ameris Bancorp	21,700	532,084
Atlantic Capital Bancshares, Inc.†	8,800	101,508
Atlantic Union Bankshares Corp.	1,000	23,260
BancFirst Corp.	14,380	632,720
Bancorp, Inc.†	67,600	642,200
BancorpSouth Bank	8,900	192,062
Bank of Commerce Holdings	4,200	30,870
Bank of N.T. Butterfield & Son, Ltd.	16,600	418,320
Bankwell Financial Group, Inc.	2,700	42,120
Banner Corp.	9,400	339,528
Bar Harbor Bankshares	17,900	362,654
Bridgewater Bancshares, Inc.†	21,700	210,924
Bryn Mawr Bank Corp.	3,500	94,990
Business First Bancshares, Inc.	11,700	169,299
Cadence BanCorp	110,900	1,053,550
California Bancorp, Inc.†	7,100	92,371
Capital Bancorp, Inc.†	4,500	46,845
Capstar Financial Holdings, Inc.	11,100	113,109
Cathay General Bancorp	29,790	735,515
Central Pacific Financial Corp.	51,300	794,637
Central Valley Community Bancorp	6,300	75,789
Century Bancorp, Inc., Class A	418	29,448
Chemung Financial Corp.	1,100	31,581

Security Description	Shares	Value (Note 2)

Banks-Commercial (continued)
CIT Group, Inc.	47,400	$932,358
Citizens & Northern Corp.	1,600	27,424
Citizens Holding Co.	900	19,287
City Holding Co.	7,300	467,054
Codorus Valley Bancorp, Inc.	1,900	24,510
Columbia Banking System, Inc.	22,700	633,557
Community Bank System, Inc.	14,480	871,262
Community Trust Bancorp, Inc.	18,818	607,257
ConnectOne Bancorp, Inc.	46,400	701,568
Customers Bancorp, Inc.†	61,600	786,632
East West Bancorp, Inc.	1,373	50,499
Enterprise Financial Services Corp.	24,300	726,813
Equity Bancshares, Inc., Class A†	11,200	178,080
Evans Bancorp, Inc.	3,000	68,400
Farmers National Banc Corp.	12,700	148,082
FB Financial Corp.	2,026	54,702
Financial Institutions, Inc.	23,800	410,074
First Bancorp/North Carolina	8,200	167,690
First BanCorp/Puerto Rico	247,700	1,419,321
First Business Financial Services, Inc.	6,600	102,300
First Choice Bancorp	7,600	107,540
First Citizens BancShares, Inc., Class A	940	369,561
First Commonwealth Financial Corp.	110,300	904,460
First Community Bankshares, Inc.	6,900	132,756
First Community Corp.	3,600	45,648
First Financial Corp.	5,200	178,828
First Hawaiian, Inc.	10,800	178,524
First Horizon National Corp.	70,408	672,396
First Internet Bancorp	6,800	99,348
First Interstate BancSystem, Inc., Class A	4,070	133,496
First Midwest Bancorp, Inc.	20,900	260,414
First Northwest Bancorp	2,600	28,860
Flagstar Bancorp, Inc.	38,900	1,222,238
Glacier Bancorp, Inc.	6,800	238,578
Great Southern Bancorp, Inc.	19,500	751,530
Great Western Bancorp, Inc.	44,500	619,885
Hancock Whitney Corp.	43,221	864,852
Hanmi Financial Corp.	46,600	444,098
Heritage Commerce Corp.	7,400	51,282
Hilltop Holdings, Inc.	71,500	1,472,900
Home BancShares, Inc.	44,000	713,240
HomeStreet, Inc.	7,700	210,749
Hope Bancorp, Inc.	98,227	831,000
Independent Bank Corp.	22,200	331,002
Investar Holding Corp.	13,200	179,520
LCNB Corp.	6,300	92,358
Luther Burbank Corp.	24,500	227,605
Mackinac Financial Corp.	2,800	28,056
Mercantile Bank Corp.	2,200	48,048
Meridian Corp.	3,300	48,411
Meta Financial Group, Inc.	15,500	298,840
Metropolitan Bank Holding Corp.†	1,500	46,455
Midland States Bancorp, Inc.	3,800	55,518
Northrim BanCorp, Inc.	3,000	80,730
OFG Bancorp	17,000	218,280
Old Second Bancorp, Inc.	12,300	100,491
OP Bancorp	14,500	88,450
Orrstown Financial Services, Inc.	6,300	86,751
PacWest Bancorp	5,435	103,700
Preferred Bank	2,000	74,800
Premier Financial Bancorp, Inc.	2,725	34,935
Provident Bancorp, Inc.	26,700	207,726
RBB Bancorp	3,900	50,583
Renasant Corp.	1,700	43,129
Republic Bancorp, Inc., Class A	4,800	147,648

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks-Commercial (continued)	2,580	$52,103
Select Bancorp, Inc.†	74,273	568,188
Shore Bancshares, Inc.	3,600	35,100
Sierra Bancorp	4,400	78,628
South State Corp.	18,870	1,050,682
Tompkins Financial Corp.	2,548	168,627
TriCo Bancshares	5,300	146,757
TriState Capital Holdings, Inc.†	6,300	87,570
Trustmark Corp.	59,200	1,390,016
UMB Financial Corp.	25,460	1,367,711
Umpqua Holdings Corp.	102,114	1,151,846
United Bankshares, Inc.	60,000	1,568,400
United Community Banks, Inc.	49,200	891,504
Valley National Bancorp	5,220	39,202
Veritex Holdings, Inc.	31,322	563,170
Washington Trust Bancorp, Inc.	4,280	142,866
Webster Financial Corp.	12,800	352,000
West BanCorp, Inc.	1,530	26,928
Westamerica BanCorp	18,824	1,145,629
Western New England Bancorp, Inc.	7,400	37,888
Wintrust Financial Corp.	8,400	365,568

		40,243,784

Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.	8,600	471,108

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	32,800	291,920

Building & Construction Products-Misc. — 1.2%
Builders FirstSource, Inc.†	70,300	2,152,586
Caesarstone, Ltd.	33,300	367,465
Louisiana-Pacific Corp.	29,100	958,554

		3,478,605

Building & Construction-Misc. — 0.8%
EMCOR Group, Inc.	22,998	1,725,080
MYR Group, Inc.†	19,800	768,438

		2,493,518

Building Products-Doors & Windows — 0.2%
Cornerstone Building Brands, Inc.†	22,200	176,712
JELD-WEN Holding, Inc.†	5,400	113,670
Masonite International Corp.†	1,000	91,290
PGT Innovations, Inc.†	3,700	67,081

		448,753

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	6,700	45,962

Building Products-Wood — 0.6%
Boise Cascade Co.	38,600	1,767,880
UFP Industries, Inc.	700	41,545

		1,809,425

Building-Heavy Construction — 2.1%
Aegion Corp.†	5,100	82,543
Arcosa, Inc.	20,000	925,800
Dycom Industries, Inc.†	10,800	664,308
Great Lakes Dredge & Dock Corp.†	32,000	299,840
MasTec, Inc.†	24,900	1,150,629
Primoris Services Corp.	50,000	953,000
Sterling Construction Co., Inc.†	33,900	479,346
Tutor Perini Corp.†	132,400	1,661,620

		6,217,086

Building-Maintenance & Services — 0.9%
ABM Industries, Inc.	69,400	2,646,916

Security Description	Shares	Value (Note 2)

Building-Residential/Commercial — 1.4%
KB Home	12,800	$457,728
Meritage Homes Corp.†	17,700	1,699,731
Taylor Morrison Home Corp.†	14,900	350,597
TRI Pointe Group, Inc.†#	94,500	1,595,160

		4,103,216

Cable/Satellite TV — 0.4%
Liberty Latin America, Ltd., Class A†	64,200	629,160
Liberty Latin America, Ltd., Class C†	46,100	439,794
WideOpenWest, Inc.†	45,900	263,925

		1,332,879

Casino Hotels — 0.1%
Boyd Gaming Corp.	9,900	265,122

Cellular Telecom — 0.0%
Cambium Networks Corp.†	5,587	72,910

Chemicals-Diversified — 0.3%
Koppers Holdings, Inc.†	28,200	678,492
Orion Engineered Carbons SA	20,500	249,075

		927,567

Chemicals-Plastics — 0.4%
Avient Corp.	44,600	1,138,192

Chemicals-Specialty — 0.6%
H.B. Fuller Co.	1,100	52,987
Kraton Corp.†	30,862	433,302
Minerals Technologies, Inc.	16,860	855,645
Tronox Holdings PLC, Class A	65,500	586,880

		1,928,814

Circuit Boards — 0.4%
TTM Technologies, Inc.†	93,600	1,072,656

Coal — 0.5%
Peabody Energy Corp.	11,900	31,059
SunCoke Energy, Inc.	125,579	449,573
Warrior Met Coal, Inc.	65,600	1,014,832

		1,495,464

Coffee — 0.0%
Farmer Brothers Co.†	16,900	106,301

Commercial Services — 0.1%
WW International, Inc.†	9,800	230,104

Communications Software — 0.4%
Avaya Holdings Corp.†	69,600	1,080,192

Computer Data Security — 0.1%
SecureWorks Corp., Class A†	12,900	166,797

Computer Services — 0.7%
Conduent, Inc.†	314,600	1,063,348
Perspecta, Inc.	26,800	556,636
StarTek, Inc.†	70,600	353,000
Unisys Corp.†	16,500	192,390

		2,165,374

Computer Software — 0.3%
Xperi Holding Corp.	71,766	899,228

Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc.†#	87,200	727,248

Consulting Services — 1.0%
GP Strategies Corp.†	29,600	285,936
Huron Consulting Group, Inc.†	14,300	620,334
ICF International, Inc.	5,500	375,705

80

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consulting Services (continued)
Kelly Services, Inc., Class A	97,900	$1,859,121

		3,141,096

Consumer Products-Misc. — 0.9%
Central Garden & Pet Co.†	18,200	740,558
Central Garden & Pet Co., Class A†	34,600	1,285,736
Quanex Building Products Corp.	34,100	573,221

		2,599,515

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,200	81,070
O-I Glass, Inc.	10,600	115,328

		196,398

Cosmetics & Toiletries — 0.2%
Edgewell Personal Care Co.†	21,500	617,265

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,200	237,882

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	13,800	93,012

Distribution/Wholesale — 2.1%
Core-Mark Holding Co., Inc.	24,800	828,816
Fossil Group, Inc.†	11,000	70,785
G-III Apparel Group, Ltd.†	51,200	566,272
KAR Auction Services, Inc.	3,800	65,892
Resideo Technologies, Inc.†	3,700	49,432
ScanSource, Inc.†	74,400	1,836,936
Titan Machinery, Inc.†	22,000	297,000
Veritiv Corp.†	22,000	382,360
WESCO International, Inc.†	50,957	2,387,335

		6,484,828

Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	900	52,668
Fabrinet†	5,600	390,768

		443,436

Drug Delivery Systems — 0.1%
Revance Therapeutics, Inc.†	11,400	333,222

E-Commerce/Products — 0.1%
Overstock.com, Inc.†	2,300	201,250

E-Commerce/Services — 0.5%
Cars.com, Inc.†	128,100	1,111,908
Groupon, Inc.†	11,300	359,679

		1,471,587

E-Marketing/Info — 0.1%
comScore, Inc.†	134,000	352,420

E-Services/Consulting — 0.0%
Perficient, Inc.†	1,400	60,074

Electric Products-Misc. — 0.0%
Graham Corp.	2,900	38,077

Electric-Distribution — 0.2%
Genie Energy, Ltd., Class B	7,000	61,880
Spark Energy, Inc., Class A	33,900	311,541
Unitil Corp.	7,200	303,840

		677,261

Electric-Generation — 0.2%
Atlantic Power Corp.†	268,100	554,967

Security Description	Shares	Value (Note 2)

Electric-Integrated — 1.5%
Avista Corp.	15,380	$566,907
Black Hills Corp.	16,200	908,496
IDACORP, Inc.	8,600	773,140
NorthWestern Corp.	4,600	237,544
Portland General Electric Co.	52,400	1,999,060

		4,485,147

Electronic Components-Misc. — 1.7%
Bel Fuse, Inc., Class B	46,275	556,226
Benchmark Electronics, Inc.	79,521	1,559,407
Comtech Telecommunications Corp.	4,100	68,060
OSI Systems, Inc.†	1,300	102,375
Sanmina Corp.†	60,200	1,703,660
SMART Global Holdings, Inc.†	25,677	647,060
Vishay Intertechnology, Inc.	35,600	569,244

		5,206,032

Electronic Components-Semiconductors — 0.6%
Alpha & Omega Semiconductor, Ltd.†	18,900	256,095
Amkor Technology, Inc.†	103,600	1,263,402
GSI Technology, Inc.†	8,300	52,788
Photronics, Inc.†	31,900	319,957

		1,892,242

Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	7,226	145,965

Electronic Security Devices — 0.1%
API Group Corp.†*	29,600	418,544

Energy-Alternate Sources — 1.1%
FutureFuel Corp.	38,100	461,010
Green Plains, Inc.†	33,700	450,906
Maxeon Solar Technologies, Ltd.†	8,525	177,150
Renewable Energy Group, Inc.†	36,800	1,230,224
REX American Resources Corp.†	5,900	364,502
SunPower Corp.†#	68,200	763,158

		3,446,950

Engineering/R&D Services — 0.7%
Fluor Corp.	39,300	374,136
KBR, Inc.	72,700	1,816,773

		2,190,909

Enterprise Software/Service — 0.4%
ACI Worldwide, Inc.†	12,800	376,064
Asure Software, Inc.†	9,606	64,648
Donnelley Financial Solutions, Inc.†	20,700	225,630
MicroStrategy, Inc., Class A†	1,100	158,884
Verint Systems, Inc.†	6,100	290,116

		1,115,342

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,500	63,690
Marlin Business Services Corp.	12,900	86,430
MMA Capital Holdings, Inc.†	2,000	46,960

		197,080

Finance-Consumer Loans — 0.5%
EZCORP, Inc., Class A†	23,800	128,044
Navient Corp.	64,400	585,396
Nelnet, Inc., Class A	13,500	884,115

		1,597,555

Finance-Investment Banker/Broker — 0.7%
Cowen, Inc., Class A	73,055	1,321,565
Oppenheimer Holdings, Inc., Class A	3,300	80,619

81

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance-Investment Banker/Broker (continued)
Piper Sandler Cos.	7,600	$573,420

		1,975,604

Finance-Mortgage Loan/Banker — 0.4%
Mr. Cooper Group, Inc.†	47,100	863,108
Oportun Financial Corp.†	15,400	193,270

		1,056,378

Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	13,800	34,776
Premier Financial Corp.	14,320	261,698

		296,474

Financial Guarantee Insurance — 0.9%
MBIA, Inc.†	28,200	228,702
MGIC Investment Corp.	84,100	771,197
Radian Group, Inc.	116,200	1,794,128

		2,794,027

Food-Canned — 0.1%
Seneca Foods Corp., Class A†	3,400	161,024

Food-Misc./Diversified — 0.1%
B&G Foods, Inc.#	11,500	358,110

Food-Wholesale/Distribution — 0.8%
Performance Food Group Co.†	11,400	416,214
SpartanNash Co.	65,100	1,300,698
United Natural Foods, Inc.†	30,700	554,135

		2,271,047

Footwear & Related Apparel — 0.2%
Wolverine World Wide, Inc.	19,500	487,110

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC#	58,100	646,653

Gas-Distribution — 1.3%
New Jersey Resources Corp.	3,300	99,462
Northwest Natural Holding Co.	3,500	178,885
ONE Gas, Inc.	11,400	844,968
Southwest Gas Holdings, Inc.	28,540	1,794,310
Spire, Inc.	16,900	983,749

		3,901,374

Home Furnishings — 0.3%
Purple Innovation, Inc.†	37,700	712,907
Sleep Number Corp.†	5,700	273,600

		986,507

Housewares — 0.2%
Lifetime Brands, Inc.	28,000	274,960
Tupperware Brands Corp.	14,000	228,060

		503,020

Human Resources — 1.6%
Barrett Business Services, Inc.	15,900	915,363
Cross Country Healthcare, Inc.†	97,300	621,747
Heidrick & Struggles International, Inc.	53,400	1,155,042
Korn Ferry	15,700	478,850
TrueBlue, Inc.†	97,300	1,646,316

		4,817,318

Independent Power Producers — 1.2%
Clearway Energy, Inc., Class A	59,000	1,424,850
Clearway Energy, Inc., Class C	47,400	1,209,174
Vistra Corp.	46,729	898,599

		3,532,623

Security Description	Shares	Value (Note 2)

Industrial Automated/Robotic — 0.2%
Ichor Holdings, Ltd.†	21,000	$528,360

Insurance-Life/Health — 1.0%
American Equity Investment Life Holding Co.	60,700	1,451,337
CNO Financial Group, Inc.	100,920	1,644,996
Security National Financial Corp.†	6,662	42,104

		3,138,437

Insurance-Property/Casualty — 0.8%
Ambac Financial Group, Inc.†	29,400	371,322
AMERISAFE, Inc.	600	40,038
FedNat Holding Co.	27,500	233,475
First American Financial Corp.	8,975	471,816
Global Indemnity Group LLC, Class A†	3,500	81,305
Heritage Insurance Holdings, Inc.	18,000	234,900
Horace Mann Educators Corp.	1,380	53,903
National General Holdings Corp.	12,200	415,410
ProSight Global, Inc.†	17,900	169,692
Stewart Information Services Corp.	3,100	132,277
United Insurance Holdings Corp.	16,600	125,662
Watford Holdings, Ltd.†	5,600	89,600

		2,419,400

Insurance-Reinsurance — 0.8%
Argo Group International Holdings, Ltd.	7,075	262,766
Essent Group, Ltd.	52,000	1,856,400
Third Point Reinsurance, Ltd.†	27,200	232,832

		2,351,998

Internet Content-Information/News — 0.1%
Yelp, Inc.†	10,200	235,824

Investment Management/Advisor Services — 1.0%
Blucora, Inc.†	15,400	183,722
Boston Private Financial Holdings, Inc.	54,000	320,760
Federated Hermes, Inc.	3,900	93,249
Stifel Financial Corp.	36,400	1,845,844
Virtus Investment Partners, Inc.	4,400	624,360

		3,067,935

Machine Tools & Related Products — 0.0%
Hurco Cos., Inc.	1,900	53,732

Machinery-Construction & Mining — 0.6%
Astec Industries, Inc.	15,300	806,616
Manitowoc Co, Inc.†	9,700	91,374
Terex Corp.	47,800	935,446

		1,833,436

Machinery-Electrical — 0.6%
Argan, Inc.	45,500	1,926,015
Bloom Energy Corp. Class A†#	1,600	25,056

		1,951,071

Machinery-Farming — 0.3%
AGCO Corp.	10,860	772,146

Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	5,400	210,870
DXP Enterprises, Inc.†	13,100	252,044
Gencor Industries, Inc.†	7,300	92,053

		554,967

Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.	6,700	243,713

Machinery-Print Trade — 0.1%
Eastman Kodak Co.†#	50,600	302,588

82

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-Pumps — 0.0%
CIRCOR International, Inc.†	3,400	$100,810

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	171,500	1,531,495
Computer Programs & Systems, Inc.	3,500	95,760

		1,627,255

Medical Instruments — 0.1%
Apyx Medical Corp.†	39,700	182,223

Medical Labs & Testing Services — 0.2%
MEDNAX, Inc.†	31,900	592,702

Medical Products — 0.4%
Hanger, Inc.†	10,300	203,528
Invacare Corp.	29,600	200,688
LivaNova PLC†	3,200	150,080
Orthofix Medical, Inc.†	18,200	552,188

		1,106,484

Medical-Biomedical/Gene — 1.8%
Acceleron Pharma, Inc.†	5,100	497,097
Akero Therapeutics, Inc.†	11,100	361,860
AMAG Pharmaceuticals, Inc.†#	4,500	46,620
Arcus Biosciences, Inc.†	31,030	738,514
BioCryst Pharmaceuticals, Inc.†	26,900	111,635
Epizyme, Inc.†	22,100	287,300
Fate Therapeutics, Inc.†	16,300	593,320
Five Prime Therapeutics, Inc.†	15,100	64,477
Iovance Biotherapeutics, Inc.†	22,400	746,592
Karyopharm Therapeutics, Inc.†#	14,200	215,982
Myriad Genetics, Inc.†	9,100	121,667
Novavax, Inc.†#	9,900	1,092,366
Scholar Rock Holding Corp.†#	13,800	208,380
WaVe Life Sciences, Ltd.†	36,300	454,839

		5,540,649

Medical-Drugs — 1.4%
89bio, Inc.†	15,400	592,900
Enanta Pharmaceuticals, Inc.†	3,300	172,227
Intra-Cellular Therapies, Inc.†	12,400	225,928
Kala Pharmaceuticals, Inc.†	17,400	154,860
Lannett Co., Inc.†#	136,100	715,886
Minerva Neurosciences, Inc.†#	23,300	74,094
Prestige Consumer Healthcare, Inc.†	8,600	313,298
Protagonist Therapeutics, Inc.†	53,400	1,196,160
Spectrum Pharmaceuticals, Inc.†	133,600	562,456
Spero Therapeutics, Inc.†	18,562	201,769
Zogenix, Inc.†	3,400	80,478

		4,290,056

Medical-Generic Drugs — 0.3%
Endo International PLC†	275,420	829,014

Medical-HMO — 0.5%
Magellan Health, Inc.†	10,000	754,600
Tivity Health, Inc.†	52,500	858,900

		1,613,500

Medical-Hospitals — 0.8%
Community Health Systems, Inc.†#	68,300	353,111
Surgery Partners, Inc.†	27,400	523,066
Tenet Healthcare Corp.†	50,400	1,420,272

		2,296,449

Medical-Nursing Homes — 0.1%
National HealthCare Corp.	2,300	146,510

Security Description	Shares	Value (Note 2)

Medical-Wholesale Drug Distribution — 0.7%
Owens & Minor, Inc.	134,650	$2,232,497

Metal Processors & Fabrication — 0.1%
LB Foster Co., Class A†	7,400	110,630
Mueller Industries, Inc.	1,400	41,580

		152,210

Metal Products-Distribution — 0.5%
Ryerson Holding Corp.†	8,000	44,080
Worthington Industries, Inc.	34,940	1,451,058

		1,495,138

Metal-Aluminum — 0.4%
Arconic Corp.†	28,700	638,575
Century Aluminum Co.†	26,400	260,568
Kaiser Aluminum Corp.	5,900	379,252

		1,278,395

Motion Pictures & Services — 0.2%
Eros International PLC†#	172,800	537,408

Multimedia — 0.2%
E.W. Scripps Co., Class A	52,100	579,352

Networking Products — 0.2%
Infinera Corp.†	83,700	610,173
NeoPhotonics Corp.†	12,400	82,584

		692,757

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	80,700	443,043

Office Furnishings-Original — 0.3%
HNI Corp.	7,500	238,875
Kimball International, Inc., Class B	8,000	89,680
Knoll, Inc.	16,100	207,207
Steelcase, Inc., Class A	44,300	462,935

		998,697

Office Supplies & Forms — 0.4%
ACCO Brands Corp.	204,700	1,326,456

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	10,800	41,580
ProPetro Holding Corp.†	4,100	25,748

		67,328

Oil Companies-Exploration & Production — 1.2%
Berry Corp.	150,616	593,427
Bonanza Creek Energy, Inc.†	10,000	200,400
CNX Resources Corp.†	29,500	323,320
Evolution Petroleum Corp.	21,600	58,968
Kosmos Energy, Ltd.	38,800	57,036
Magnolia Oil & Gas Corp., Class A†	72,500	466,900
Ovintiv, Inc.#	49,100	544,028
PDC Energy, Inc.†	55,100	834,214
Range Resources Corp.	18,200	135,772
Southwestern Energy Co.†	74,000	205,720
Talos Energy, Inc.†	10,600	79,606
W&T Offshore, Inc.†#	62,900	140,267

		3,639,658

Oil Refining & Marketing — 0.6%
CVR Energy, Inc.	34,500	575,805
Delek US Holdings, Inc.	42,800	673,244
Murphy USA, Inc.†	2,000	269,720
Par Pacific Holdings, Inc.†	16,800	145,824
PBF Energy, Inc., Class A	7,400	63,344

		1,727,937

83

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil-Field Services — 1.4%
ChampionX Corp.†	38,900	$398,336
Matrix Service Co.†	85,400	789,096
MRC Global, Inc.†	72,900	414,801
NexTier Oilfield Solutions, Inc.†	207,321	522,449
NOW, Inc.†	196,700	1,430,009
Oceaneering International, Inc.†	45,800	246,862
Select Energy Services, Inc., Class A†	111,100	529,947

		4,331,500

Paper & Related Products — 0.8%
Domtar Corp.	20,240	577,245
P.H. Glatfelter Co.	11,500	172,385
Schweitzer-Mauduit International, Inc.	41,100	1,246,563
Verso Corp., Class A	38,400	503,424

		2,499,617

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	35,400	1,131,738
Sanderson Farms, Inc.	725	84,796

		1,216,534

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.	25,300	682,847

Printing-Commercial — 0.3%
Cimpress PLC†	1,200	111,240
Deluxe Corp.	13,200	374,880
Ennis, Inc.	9,500	174,135
Quad/Graphics, Inc.	109,300	381,457

		1,041,712

Publishing-Books — 0.3%
Gannett Co, Inc.#	105,300	182,169
Houghton Mifflin Harcourt Co.†	274,600	620,596

		802,765

Publishing-Newspapers — 0.2%
TEGNA, Inc.	43,800	548,376

Publishing-Periodicals — 0.0%
Meredith Corp.#	5,300	74,200

Racetracks — 0.1%
Penn National Gaming, Inc.†#	5,300	270,830

Real Estate Investment Trusts — 11.1%
Acadia Realty Trust	29,300	332,262
Agree Realty Corp.	5,000	334,600
Alexander & Baldwin, Inc.	50,875	616,096
American Assets Trust, Inc.	26,300	671,965
American Finance Trust, Inc.	63,900	436,756
Apollo Commercial Real Estate Finance, Inc.	56,500	505,110
Ares Commercial Real Estate Corp.	43,100	429,276
Armada Hoffler Properties, Inc.	51,100	516,110
ARMOUR Residential REIT, Inc.	41,900	406,011
Blackstone Mtg. Trust, Inc., Class A	45,600	1,083,912
Bluerock Residential Growth REIT, Inc.	1,600	11,856
BRT Apartments Corp.	5,500	73,425
Capstead Mtg. Corp.	6,500	40,105
CatchMark Timber Trust, Inc., Class A	24,000	238,320
Chatham Lodging Trust	13,200	91,344
Cherry Hill Mtg. Investment Corp.	3,287	31,424
City Office REIT, Inc.	83,800	673,752
Colony Credit Real Estate, Inc.	5,400	32,508
CoreCivic, Inc.	9,000	83,790
CorEnergy Infrastructure Trust, Inc.#	8,408	75,168
CorePoint Lodging, Inc.	27,700	157,336
CoreSite Realty Corp.	2,000	244,900

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Cousins Properties, Inc.	17,349	$517,868
DiamondRock Hospitality Co.	228,334	1,210,170
Diversified Healthcare Trust	20,700	78,660
Dynex Capital, Inc.#	7,700	121,968
Easterly Government Properties, Inc.	26,700	645,873
Ellington Financial, Inc.	9,300	115,878
Essential Properties Realty Trust, Inc.	20,400	346,188
First Industrial Realty Trust, Inc.	27,900	1,189,935
Franklin Street Properties Corp.	6,800	30,124
GEO Group, Inc.	13,600	151,776
Getty Realty Corp.	24,946	730,668
Gladstone Commercial Corp.	45,300	888,333
Global Medical REIT, Inc.	5,200	66,508
Global Net Lease, Inc.	38,400	672,000
Healthcare Realty Trust, Inc.	9,500	274,075
Hersha Hospitality Trust	2,900	18,647
Highwoods Properties, Inc.	11,300	421,038
Hudson Pacific Properties, Inc.	5,400	126,792
Invesco Mtg. Capital, Inc.	23,268	69,804
Jernigan Capital, Inc.	6,600	113,784
Kite Realty Group Trust	33,700	378,788
KKR Real Estate Finance Trust, Inc.	27,800	505,960
Ladder Capital Corp.	123,800	922,310
Lexington Realty Trust	38,600	438,882
Mack-Cali Realty Corp.	30,400	383,952
Monmouth Real Estate Investment Corp.	8,500	123,335
New Senior Investment Group, Inc.	122,500	536,550
New York Mtg. Trust, Inc.	28,300	74,712
NexPoint Residential Trust, Inc.	1,200	49,680
Office Properties Income Trust	2,200	52,448
One Liberty Properties, Inc.	2,023	38,761
Pebblebrook Hotel Trust	12,193	153,876
PennyMac Mtg. Investment Trust	54,100	927,274
Physicians Realty Trust	39,700	720,555
Piedmont Office Realty Trust, Inc., Class A	30,400	465,424
Plymouth Industrial REIT, Inc.	2,200	29,370
PotlatchDeltic Corp.	32,300	1,487,092
PS Business Parks, Inc.	1,900	239,780
Ready Capital Corp.#	17,400	178,002
Redwood Trust, Inc.	111,400	772,002
Retail Opportunity Investments Corp.	42,200	469,686
Retail Properties of America, Inc., Class A	100,900	636,679
Retail Value, Inc.	6,500	82,615
RLJ Lodging Trust	37,826	357,077
Sabra Health Care REIT, Inc.	55,400	821,582
Saul Centers, Inc.	1,400	39,228
Service Properties Trust	29,340	240,881
SITE Centers Corp.	41,400	310,914
STAG Industrial, Inc.	59,100	1,908,930
Summit Hotel Properties, Inc.	8,200	48,298
Sunstone Hotel Investors, Inc.	234,372	1,952,319
TPG RE Finance Trust, Inc.	50,600	446,292
Two Harbors Investment Corp.	195,605	1,066,047
UMH Properties, Inc.	4,000	58,160
Urban Edge Properties	65,400	690,624
Urstadt Biddle Properties, Inc., Class A	13,100	121,830
Xenia Hotels & Resorts, Inc.	103,000	924,940

		33,530,970

Real Estate Management/Services — 0.5%
Newmark Group, Inc., Class A	72,229	319,974
Realogy Holdings Corp.#	114,300	1,266,444

		1,586,418

84

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	15,300	$855,117
Rent-A-Center, Inc.	12,000	368,400

		1,223,517

Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,800	359,746

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	50,600	658,306
Express, Inc.†#	63,000	69,930
Genesco, Inc.†	15,300	298,350
Guess?, Inc.	39,800	457,700
Winmark Corp.	469	72,437

		1,556,723

Retail-Appliances — 0.0%
Conn’s, Inc.†	5,900	75,402

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	24,900	280,125

Retail-Automobile — 0.8%
Group 1 Automotive, Inc.	6,300	544,572
Lithia Motors, Inc., Class A	2,700	672,192
Rush Enterprises, Inc., Class A	8,600	415,552
Sonic Automotive, Inc., Class A	20,700	874,782

		2,507,098

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.#	67,100	817,278

Retail-Building Products — 1.2%
Beacon Roofing Supply, Inc.†	10,300	349,067
BMC Stock Holdings, Inc.†	53,800	2,147,696
Foundation Building Materials, Inc.†	13,600	220,728
GMS, Inc.†	38,700	1,025,163

		3,742,654

Retail-Discount — 0.5%
Big Lots, Inc.	28,900	1,362,635
Citi Trends, Inc.	10,100	195,233

		1,557,868

Retail-Drug Store — 0.1%
Rite Aid Corp.†#	27,604	359,404

Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	15,300	323,136

Retail-Jewelry — 0.1%
Movado Group, Inc.	3,100	33,821
Signet Jewelers, Ltd.#	7,800	134,706

		168,527

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,700	79,407

Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A†#	23,000	153,640
PriceSmart, Inc.	1,800	118,350

		271,990

Retail-Office Supplies — 0.4%
ODP Corp.	52,400	1,225,112

Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A#	24,700	746,187
Macy’s, Inc.	39,300	273,921

		1,020,108

Security Description	Shares	Value (Note 2)

Retail-Restaurants — 0.6%
Brinker International, Inc.	34,300	$1,544,872
Dine Brands Global, Inc.	5,100	303,756

		1,848,628

Retail-Sporting Goods — 0.5%
Hibbett Sports, Inc.†	23,200	774,184
Zumiez, Inc.†	30,600	785,808

		1,559,992

Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	16,400	566,948
Goodyear Tire & Rubber Co.	71,000	681,245

		1,248,193

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	4,158	63,617
Trinseo SA	30,645	763,367

		826,984

Satellite Telecom — 0.2%
Gogo, Inc.†	133,900	688,246
KVH Industries, Inc.†	6,200	55,738

		743,984

Savings & Loans/Thrifts — 2.8%
BankFinancial Corp.	24,600	178,596
Berkshire Hills Bancorp, Inc.	48,900	448,902
Brookline Bancorp, Inc.	26,500	254,400
Dime Community Bancshares, Inc.	16,600	214,140
ESSA Bancorp, Inc.	4,700	60,160
Flushing Financial Corp.	21,900	265,647
FS Bancorp, Inc.	1,800	71,316
HomeTrust Bancshares, Inc.	17,000	238,510
Investors Bancorp, Inc.	192,900	1,494,975
Meridian Bancorp, Inc.	35,500	413,220
Northfield Bancorp, Inc.	71,200	687,792
OceanFirst Financial Corp.	55,400	864,794
Pacific Premier Bancorp, Inc.	11,600	262,044
People’s United Financial, Inc.	9,725	102,890
Provident Financial Holdings, Inc.	1,900	22,629
Provident Financial Services, Inc.	67,577	890,665
Territorial Bancorp, Inc.	3,600	76,176
Washington Federal, Inc.	56,500	1,324,925
Waterstone Financial, Inc.	10,100	156,449
WSFS Financial Corp.	11,256	329,801

		8,358,031

Schools — 0.5%
American Public Education, Inc.†	22,100	694,824
K12, Inc.†	19,900	740,479

		1,435,303

Semiconductor Equipment — 0.5%
Cohu, Inc.	44,600	767,120
Ultra Clean Holdings, Inc.†	9,200	225,584
Veeco Instruments, Inc.†	40,800	485,112

		1,477,816

Steel-Producers — 0.7%
Commercial Metals Co.	105,900	2,210,133

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.†	10,100	84,133

SupraNational Banks — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	12,700	154,686

85

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecom Services — 0.5%
ATN International, Inc.	6,200	$359,600
Consolidated Communications Holdings, Inc.†	89,000	692,420
Spok Holdings, Inc.	31,400	340,376

		1,392,396

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	37,800	419,202

Television — 0.7%
AMC Networks, Inc., Class A†	33,000	801,570
Gray Television, Inc.†	24,600	381,792
Sinclair Broadcast Group, Inc., Class A#	37,500	780,375

		1,963,737

Theaters — 0.3%
Cinemark Holdings, Inc.	66,600	975,690

Transactional Software — 0.2%
Synchronoss Technologies, Inc.†#	139,600	612,844

Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,100	62,029

Transport-Marine — 0.5%
Costamare, Inc.	78,200	394,910
DHT Holdings, Inc.	13,600	71,944
Diamond S Shipping, Inc.†	13,093	107,232
Dorian LPG, Ltd.†	28,900	243,916
International Seaways, Inc.	9,300	157,728
SEACOR Holdings, Inc.†	13,300	420,413

		1,396,143

Transport-Services — 1.3%
Bristow Group, Inc.†	3,233	61,136
Echo Global Logistics, Inc.†	62,800	1,715,696
Hub Group, Inc., Class A†	38,600	2,078,224

		3,855,056

Transport-Truck — 1.1%
ArcBest Corp.	91,220	3,085,060
Covenant Logistics Group, Inc.†	4,900	89,817

		3,174,877

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	159,200	445,760

Water — 0.4%
Arch Resources, Inc., Class A	25,600	964,352
Consolidated Water Co., Ltd.	12,500	150,375

		1,114,727

Wireless Equipment — 0.2%
Maxar Technologies, Inc.	22,900	530,135

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	12,900	143,061

Total Long-Term Investment Securities
(cost $302,366,716)		296,628,164

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2) (cost $5,001,815)	5,001,815	$5,001,815

REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $5,497,000 and collateralized by $5,213,000 of United States Treasury Notes, bearing interest at 1.62% due 05/15/2026 and having an approximate value of $5,607,093 (cost $5,497,000)	$5,497,000	5,497,000

TOTAL INVESTMENTS
(cost $312,865,531)(3)	101.7%	307,126,979
Liabilities in excess of other assets	(1.7)	(5,006,967)

NET ASSETS	100.0%	$302,120,012

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $418,544 representing 0.1% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2020.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $8,552,439. This was secured by collateral of $5,001,815, which was received in cash and subsequently invested in short-term investments currently valued at $5,001,815 as reported in the Portfolio of Investments. Additional collateral of $4,044,886 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$ 55,125
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	102,281
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	4,694
United States Treasury Bills	0.00%	09/15/2020 to 07/15/2021	148,070
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 11/15/2049	3,734,716

(3)	See Note 5 for cost of investments on a tax basis.

86

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
64	Long	Russell 2000 E-Mini Index	September 2020	$4,949,235	$4,996,160	$46,925

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$296,628,164	$—	$—	$296,628,164
Short-Term Investment Securities	5,001,815	—	—	5,001,815
Repurchase Agreements	—	5,497,000	—	5,497,000

Total Investments at Value	$301,629,979	$5,497,000	$—	$307,126,979

Other Financial Instruments:+
Futures Contracts	$46,925	$—	$—	$46,925

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

87

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Sovereign	15.8%
Federal National Mtg. Assoc.	9.2
Registered Investment Companies	5.7
Federal Home Loan Mtg. Corp.	4.0
Diversified Banking Institutions	3.1
Real Estate Investment Trusts	2.6
Diversified Financial Services	2.4
Pipelines	2.3
Government National Mtg. Assoc.	2.3
Banks — Commercial	2.2
Oil Companies — Exploration & Production	1.9
Oil Companies — Integrated	1.4
Cable/Satellite TV	1.4
Cellular Telecom	1.4
Electric — Integrated	1.2
Auto — Cars/Light Trucks	1.2
Telephone — Integrated	1.1
Finance — Consumer Loans	1.0
Electric — Generation	1.0
Satellite Telecom	0.9
Medical — Hospitals	0.9
Food — Misc./Diversified	0.8
Containers — Paper/Plastic	0.7
Medical — Drugs	0.7
Chemicals — Diversified	0.7
Distribution/Wholesale	0.7
Oil — Field Services	0.6
Computer Services	0.6
Metal — Copper	0.6
Retail — Restaurants	0.6
Electric — Distribution	0.6
Insurance — Life/Health	0.6
Airlines	0.6
Protection/Safety	0.5
Enterprise Software/Service	0.5
Metal — Iron	0.5
Retail — Petroleum Products	0.5
Food — Retail	0.5
Resorts/Theme Parks	0.5
Containers — Metal/Glass	0.4
Security Services	0.4
Television	0.4
Independent Power Producers	0.4
Multimedia	0.4
Hotels/Motels	0.4
Batteries/Battery Systems	0.4
Electronic Parts Distribution	0.4
Casino Hotels	0.4
Agricultural Chemicals	0.4
Federal Home Loan Bank	0.4
Computers	0.4
Aerospace/Defense — Equipment	0.4
Auto/Truck Parts & Equipment — Original	0.4
Telecom Services	0.4
Broadcast Services/Program	0.3
Finance — Credit Card	0.3
Internet Content — Entertainment	0.3
Banks — Super Regional	0.3
Oil Refining & Marketing	0.3
Chemicals — Specialty	0.3
Commercial Services — Finance	0.3
Cosmetics & Toiletries	0.3
Real Estate Management/Services	0.3
Cruise Lines	0.3
Finance — Mortgage Loan/Banker	0.3
Human Resources	0.3
E-Commerce/Services	0.3
Commercial Services	0.3
Paper & Related Products	0.3

Auction Houses/Art Dealers	0.3
Food — Wholesale/Distribution	0.3
Steel — Producers	0.3
Investment Management/Advisor Services	0.3
Real Estate Operations & Development	0.3
Building Products — Doors & Windows	0.3
Rental Auto/Equipment	0.3
Finance — Auto Loans	0.3
Diversified Minerals	0.3
Motion Pictures & Services	0.3
Transport — Air Freight	0.3
Financial Guarantee Insurance	0.3
Vitamins & Nutrition Products	0.3
Computer Software	0.3
Medical — Generic Drugs	0.3
Brewery	0.3
Research & Development	0.3
Computers — Integrated Systems	0.2
Casino Services	0.2
Medical Products	0.2
Building & Construction Products — Misc.	0.2
Uniform Mtg. Backed Securities	0.2
Transport — Rail	0.2
Medical — Biomedical/Gene	0.2
Theaters	0.2
Diagnostic Equipment	0.2
Electronic Components — Semiconductors	0.2
SupraNational Banks	0.2
Gas — Distribution	0.2
Coal	0.2
Metal — Diversified	0.2
Recycling	0.2
Food — Meat Products	0.2
Advertising Sales	0.2
Machinery — Farming	0.2
Insurance — Property/Casualty	0.2
Data Processing/Management	0.2
Investment Companies	0.2
Finance — Investment Banker/Broker	0.2
Non — Hazardous Waste Disposal	0.2
Finance — Leasing Companies	0.2
Applications Software	0.2
Direct Marketing	0.2
Electric Products — Misc.	0.2
Pharmacy Services	0.2
Chemicals — Other	0.2
Auto — Heavy Duty Trucks	0.2
Metal — Aluminum	0.2
Transport — Services	0.2
Internet Connectivity Services	0.2
Medical — HMO	0.2
Medical Labs & Testing Services	0.2
Industrial Gases	0.2
Building & Construction — Misc.	0.2
Diversified Manufacturing Operations	0.1
Energy — Alternate Sources	0.1
Building — Residential/Commercial	0.1
Food — Dairy Products	0.1
Airport Development/Maintenance	0.1
Insurance — Multi-line	0.1
Poultry	0.1
Consumer Products — Misc.	0.1
Retail — Appliances	0.1
Building Products — Air & Heating	0.1
Insurance Brokers	0.1
Warehousing & Harbor Transportation Services	0.1
Savings & Loans/Thrifts	0.1
Beverages — Non-alcoholic	0.1
Banks — Money Center	0.1

88

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued) Retail — Pawn Shops	0.1%
United States Treasury Notes	0.1
Building Products — Wood	0.1
United States Treasury Bonds	0.1
Trucking/Leasing	0.1
Machinery — Pumps	0.1
Aerospace/Defense	0.1
Banks — Special Purpose	0.1
Machinery — Construction & Mining	0.1
Publishing — Periodicals	0.1
Tools — Hand Held	0.1
Petrochemicals	0.1
Telecom Equipment — Fiber Optics	0.1
Oil Field Machinery & Equipment	0.1
Transport — Equipment & Leasing	0.1
Web Portals/ISP	0.1
Auto Repair Centers	0.1
Electronic Measurement Instruments	0.1
Retail — Sporting Goods	0.1
Building Products — Cement	0.1
Sovereign Agency	0.1
Finance — Commercial	0.1
Retail — Regional Department Stores	0.1
Retail — Discount	0.1
Internet Financial Services	0.1
Metal Processors & Fabrication	0.1
Transport — Truck	0.1
Computer Graphics	0.1
Quarrying	0.1

101.2%

*	Calculated as a percentage of net assets.

Credit Quality†#

Aaa	18.4%
Aa	2.4
A	6.5
Baa	16.7
Ba	19.5
B	23.6
Caa	5.0
Not Rated@	7.9

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

89

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Principal Amount(19)	Value (Note 2)

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	$500,000	$510,636
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	500,000	513,780
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	323,450
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	730,335
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	978,461
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	350,000	356,151
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.16% (1 ML+1.00%) due 04/15/2034*(1)	700,000	671,973
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	102,303
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	200,000	205,891
CarMax Auto Owner Trust Series 2020-3, Class D 2.53% due 01/15/2027	300,000	303,463
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	250,000	257,454
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	410,878
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	520,811	533,212
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,867
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	122,015
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(2)	1,000,000	1,182,469
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.03% due 03/10/2048(1)(2)(4)	4,172,620	124,728
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	250,000	263,526
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	153,010
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,675,000	1,763,588
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	532,153

Security Description	Principal Amount(19)	Value (Note 2)

Diversified Financial Services (continued)
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	$200,000	$202,692
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	132,000	135,018
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,798
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	233,000	238,403
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	960,000	1,091,721
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	2,500,000	2,659,595
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	971,713	975,463
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	739,278	744,068
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.06% (1 ML+0.90%) due 12/15/2033*(1)	550,000	547,589
Navient Private Education Refi Loan Trust Series 2020-FA, Class A 1.22% due 07/15/2069*	400,000	400,581
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	640,000	682,843
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	476,100	487,364
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	425,000	456,065
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	200,000	209,407
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	101,304
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	340,000	348,314
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	150,000	157,545
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	250,000	249,830

Total Asset Backed Securities
(cost $19,051,893)		19,929,943

U.S. CORPORATE BONDS & NOTES — 39.3%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	273,000	282,362

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Advertising Agencies (continued)
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	$68,000	$79,178

		361,540

Advertising Sales — 0.2%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	2,266,000	1,835,460

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	506,000	571,830

Aerospace/Defense - Equipment — 0.4%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,150,000	1,187,375
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	2,098,000	2,117,658

		3,305,033

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	135,000	147,061

Airlines — 0.5%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,300,000	2,208,598
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	2,007,000	2,197,803

		4,406,401

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,056,000	1,131,082

Auction Houses/Art Dealers — 0.3%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*#	2,315,000	2,361,300

Auto - Cars/Light Trucks — 1.0%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	154,000	156,538
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	1,744,000	1,615,380
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,726,000	3,007,132
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	285,000	332,112
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	322,000	338,335
General Motors Co. Senior Notes 6.80% due 10/01/2027	239,000	292,219

Security Description	Principal Amount(19)		Value (Note 2)

Auto - Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Senior Notes 0.20% due 09/02/2022	EUR	1,675,000	$1,973,700
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025		286,000	295,464
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		258,000	275,079
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		194,000	195,243
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*		984,000	1,022,258

			9,503,460

Auto - Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,004,000	1,011,560
Cummins, Inc. Senior Notes 0.75% due 09/01/2025		223,000	223,509
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023		194,000	196,501

			1,431,570

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027		232,000	245,799
Dana, Inc. Senior Notes 5.38% due 11/15/2027		1,021,000	1,072,050
Lear Corp. Senior Notes 5.25% due 05/15/2049		188,000	202,555

			1,520,404

Banks - Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,017,000	1,146,791
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030		561,000	604,963
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030		77,000	81,564
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030		120,000	133,392
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025		182,000	209,336
Discover Bank Senior Notes 2.70% due 02/06/2030		250,000	260,832
First Horizon Bank Sub. Notes 5.75% due 05/01/2030		250,000	282,990
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		405,000	606,561

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026		$158,000	$168,101
SunTrust Bank Senior Notes 3.50% due 08/02/2022		7,000	7,192
Synovus Bank Senior Notes 2.29% due 02/10/2023		250,000	253,983
Truist Bank Sub. Notes 2.25% due 03/11/2030		336,000	349,269
Truist Bank Sub. Notes 2.64% due 09/17/2029		250,000	258,743
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029		479,000	477,391

			4,841,108

Banks - Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 1.34% due 05/04/2025	EUR	600,000	734,552
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028		270,000	282,085
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041		449,000	475,481
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		961,000	1,107,778
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051		190,000	259,362

			2,859,258

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		1,430,000	1,515,800
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		2,163,000	2,244,567

			3,760,367

Beverages - Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025		310,000	333,013
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049		256,000	274,221

			607,234

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		673,000	831,058
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		516,000	615,137

			1,446,195

Security Description	Principal Amount(19)	Value (Note 2)

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	$262,000	$322,074
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	682,000	686,263
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,960,000	1,964,900
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	117,000	128,115

		3,101,352

Building & Construction Products - Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	463,000	496,662
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,245,000	1,236,820
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	360,000	375,909

		2,109,391

Building Products - Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	162,000	170,048
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	396,000	411,661
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	173,000	183,301

		765,010

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	277,000	310,219
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	173,000	195,986

		506,205

Building Products - Doors & Windows — 0.2%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	2,053,000	2,178,746

Building Products - Wood — 0.1%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	889,000	962,343

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc. Senior Sec. Notes 6.25% due 07/15/2028*	181,000	193,618

Building - Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028#	211,000	228,408

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 1.1%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	$1,928,000	$1,976,200
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	556,000	587,970
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	1,565,000	1,717,587
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	77,000	76,726
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	304,000	347,381
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	29,000	35,386
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	96,000	132,930
Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	240,000	231,860
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	300,000	338,617
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	131,000	155,165
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	58,000	69,500
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	209,000	268,903
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	785,000	849,763
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,922,000	2,049,736
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,155,000	1,198,313
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	373,000	502,398

		10,538,435

Casino Hotels — 0.2%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	1,055,000	1,049,862
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	1,041,000	1,085,253

		2,135,115

Security Description	Principal Amount(19)		Value (Note 2)

Casino Services — 0.2%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*		$2,000,000	$2,119,980

Cellular Telecom — 0.9%
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026		1,954,000	2,403,059
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		4,397,000	5,111,512
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		447,000	512,365
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		555,000	566,794

			8,593,730

Chemicals - Diversified — 0.3%
Olin Corp. Senior Notes 9.50% due 06/01/2025*		1,233,000	1,427,197
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	465,000	538,205
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030		476,000	505,239

			2,470,641

Chemicals - Specialty — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		218,000	225,925
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		353,000	390,870
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*		1,365,000	1,423,012

			2,039,807

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		2,101,000	1,883,021

Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		1,525,000	1,526,449

Commercial Services - Finance — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		1,850,000	1,878,305
S&P Global, Inc. Company Guar. Bonds 2.30% due 08/15/2060		88,000	81,457

			1,959,762

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	$1,541,000	$1,641,627
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	696,000	741,529
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	184,000	205,407
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	283,000	331,189
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	825,000	862,125
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	321,000	336,248
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,265,000	1,287,137

		5,405,262

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	238,000	255,978
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,115,000	1,316,067
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	341,000	453,922
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	659,000	661,755
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	277,000	313,168
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	249,000	311,300

		3,312,190

Computers - Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,406,000	1,345,528
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	793,000	854,457

		2,199,985

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,075,000	1,139,500
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	5,000	5,709

		1,145,209

Containers - Metal/Glass — 0.1%
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,300,000	1,326,000

Security Description	Principal Amount(19)		Value (Note 2)

Containers - Paper/Plastic — 0.2%
Bemis Co., Inc. Company Guar. Notes 2.63% due 06/19/2030		$123,000	$132,246
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*		971,000	1,068,100
Sonoco Products Co Senior Notes 3.13% due 05/01/2030		403,000	441,599

			1,641,945

Cosmetics & Toiletries — 0.3%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		3,176,000	2,628,140

Data Processing/Management — 0.1%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*		369,000	382,856
Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	775,000	978,007

			1,360,863

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030		174,000	188,586

Diagnostic Equipment — 0.2%
Danaher Corp. Senior Notes 2.10% due 09/30/2026	EUR	385,000	506,532
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*		1,004,000	1,039,140
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*		125,000	129,375

			1,675,047

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*		1,120,000	1,159,536

Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		2,150,000	2,230,625
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*		1,549,000	1,560,618
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*		1,639,000	1,708,657

			5,499,900

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	600,000	729,909
Bank of America Corp. Senior Notes 1.49% due 05/19/2024		597,000	611,936

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 1.90% due 07/23/2031		$281,000	$282,555
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		386,000	408,570
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		338,000	383,408
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		145,000	181,572
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		625,000	720,856
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		296,000	423,725
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031		287,000	305,710
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	300,000	424,595
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		362,000	409,113
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		342,000	397,587
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		189,000	242,019
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		257,000	337,514
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		329,000	443,480
Goldman Sachs Group, Inc. Senior Notes 0.88% due 01/21/2030	EUR	500,000	599,656
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		565,000	567,208
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		428,000	477,500
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030		276,000	321,592
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		530,000	773,365
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026		935,000	976,037
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		109,000	117,238
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051		119,000	129,552

Security Description	Principal Amount(19)		Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		$431,000	$486,768
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		212,000	254,865
Morgan Stanley Senior Notes 3.62% due 04/01/2031		149,000	173,104
Morgan Stanley Senior Notes 3.63% due 01/20/2027		806,000	920,776
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		67,000	78,848

			12,179,058

Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030		193,000	204,611
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	500,000	602,246
General Electric Co. Senior Notes 4.25% due 05/01/2040		105,000	105,994
General Electric Co. Senior Notes 4.35% due 05/01/2050		112,000	113,696
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		234,000	256,882

			1,283,429

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		152,000	210,073

E-Commerce/Services — 0.3%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		2,396,000	2,506,815

Electric Products - Misc. — 0.2%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*		587,000	645,700
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*		801,000	893,503

			1,539,203

Electric - Distribution — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		739,000	807,871
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		1,275,000	1,360,859
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030		274,000	332,147

			2,500,877

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Generation — 0.4%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	$274,000	$341,396
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,385,000	1,457,712
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,554,000	1,647,986

		3,447,094

Electric - Integrated — 1.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	124,000	152,364
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	291,000	329,955
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	683,000	754,102
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	66,000	79,144
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	372,000	570,071
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	268,000	339,838
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	502,000	632,607
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	568,000	703,855
Exelon Corp. Senior Notes 4.70% due 04/15/2050	205,000	264,574
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	601,000	850,884
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	197,000	222,876
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	119,000	131,410
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047	259,000	244,272
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	160,000	158,509
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	481,000	494,723
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	350,000	409,183
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	253,000	326,999

Security Description	Principal Amount(19)	Value (Note 2)

Electric - Integrated (continued)
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	$24,000	$25,454
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	788,000	789,903
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	1,243,000	1,274,075
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	277,000	306,966

		9,061,764

Electric - Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	208,000	225,994

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	223,000	251,393
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	135,000	160,738
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	1,140,000	1,189,567

		1,601,698

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	32,000	35,356
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	488,000	583,146

		618,502

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	176,000	191,278
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,769,000	2,969,730

		3,161,008

Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	420,000	432,068

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,225,000	1,274,000
Oracle Corp. Senior Notes 2.95% due 11/15/2024	512,000	557,307

		1,831,307

Entertainment Software — 0.0%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	233,000	217,817

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans — 0.3%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	$225,000	$231,750
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	2,111,000	2,258,770

		2,490,520

Finance - Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	453,000	478,354

Finance - Consumer Loans — 0.8%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,647,820
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	735,000	700,308
Navient Corp. Senior Notes 5.00% due 03/15/2027	600,000	577,500
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	2,084,000	2,216,855
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,150,000	1,288,000
Synchrony Financial Senior Notes 4.50% due 07/23/2025	1,099,000	1,195,952

		7,626,435

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	2,195,000	2,096,225
American Express Co. Senior Notes 3.40% due 02/22/2024	228,000	249,890
American Express Co. Senior Notes 4.20% due 11/06/2025	169,000	197,537
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	372,000	397,347
Visa, Inc. Senior Notes 0.75% due 08/15/2027	118,000	117,512

		3,058,511

Finance - Investment Banker/Broker — 0.2%
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	375,000	390,000
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,087,000	1,130,480

		1,520,480

Finance - Mortgage Loan/Banker — 0.3%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,110,000	1,169,807

Security Description	Principal Amount(19)	Value (Note 2)

Finance - Mortgage Loan/Banker (continued)
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	$423,000	$451,026
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,195,000	1,229,356

		2,850,189

Finance - Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	315,000	319,859

Financial Guarantee Insurance — 0.3%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	1,110,000	1,198,367
Radian Group, Inc. Senior Notes 6.63% due 03/15/2025	1,086,000	1,167,450

		2,365,817

Food - Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(5)	110,000	98,588

Food - Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	134,000	133,805
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	199,000	208,392
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	217,000	240,236

		582,433

Food - Misc./Diversified — 0.7%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	268,000	366,049
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	2,095,000	2,095,000
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	1,055,000	1,163,457
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,565,000	1,633,140
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	177,000	174,155
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	380,614
TreeHouse Foods, Inc. Company Guar. Notes 4.00% due 09/01/2028	392,000	398,934

		6,211,349

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Retail — 0.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	$1,677,000	$1,765,042
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,000,000	1,027,500
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	709,000	765,720

		3,558,262

Food - Wholesale/Distribution — 0.3%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	268,000	267,425
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	214,000	270,095
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	285,000	380,948
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	115,000	159,350
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	1,475,000	1,559,812

		2,637,630

Gas - Distribution — 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	178,000	246,053

Hotels/Motels — 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	1,395,000	1,442,081
Wyndham Destinations, Inc. Senior Sec. Notes 6.63% due 07/31/2026*	860,000	909,450
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	1,400,000	1,435,000

		3,786,531

Human Resources — 0.2%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	2,051,000	2,123,811

Independent Power Producers — 0.3%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,945,000	2,037,387
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	721,000	756,661

		2,794,048

Security Description	Principal Amount(19)		Value (Note 2)

Industrial Gases — 0.1%
Air Products and Chemicals, Inc. Senior Notes 0.80% due 05/05/2032	EUR	575,000	$692,084

Instruments - Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022		223,000	223,424

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		196,000	226,452
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		63,000	84,069

			310,521

Insurance - Life/Health — 0.4%
Athene Global Funding Senior Sec. Notes 1.88% due 06/23/2023	EUR	1,600,000	1,971,033
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		256,000	246,922
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030		338,000	392,566
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026		654,000	682,744
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047		79,000	89,868
Unum Group Senior Notes 4.50% due 03/15/2025		119,000	132,165

			3,515,298

Insurance - Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	308,981
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		15,000	15,019

			324,000

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,359,000	1,399,770

Internet Content - Entertainment — 0.3%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*		2,640,000	3,049,200

Investment Management/Advisor Services — 0.2%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*		1,885,000	1,913,275
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		286,000	297,170

			2,210,445

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023		$437,000	$440,053
Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025		316,000	327,239

			767,292

Machinery - Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		272,000	291,421

Machinery - Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		364,000	391,754
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		530,000	552,040
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		152,000	167,061

			1,110,855

Machinery - Pumps — 0.1%
Xylem, Inc. Senior Notes 1.95% due 01/30/2028		545,000	569,045

Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		650,000	685,750

Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*		613,000	699,048
Stryker Corp. Senior Notes 1.00% due 12/03/2031	EUR	1,025,000	1,239,491

			1,938,539

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040		1,082,000	1,151,200
Amgen, Inc. Senior Notes 3.38% due 02/21/2050		205,000	223,793
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050		165,000	167,922
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030		333,000	326,174
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050		186,000	177,899

			2,046,988

Medical - Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		252,000	294,987

Security Description	Principal Amount(19)	Value (Note 2)

Medical - Drugs (continued)
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	$436,000	$526,283
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*	97,000	97,893
Bristol-Myers Squibb Co. FRS Senior Notes 0.66% (3 ML+0.38%) due 05/16/2022	855,000	858,404
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024	281,000	311,368
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	132,000	178,545
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	168,000	181,575
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*	178,000	193,753

		2,642,808

Medical - Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	259,000	303,292
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,095,000	1,168,912

		1,472,204

Medical - HMO — 0.2%
Humana, Inc. Senior Notes 4.88% due 04/01/2030	453,000	569,382
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	366,000	375,697
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	178,000	195,084
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	221,000	253,340

		1,393,503

Medical - Hospitals — 0.9%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,518,000	1,574,925
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	217,000	256,112
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,750,000	3,095,840
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,704,000	1,699,740
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,950,000	1,994,850

		8,621,467

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	$356,000	$395,504

Metal - Copper — 0.4%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	1,061,000	1,108,851
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	956,000	1,004,393
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	695,000	731,488
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	695,000	742,774

		3,587,506

Metal - Iron — 0.3%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	1,856,000	1,726,080
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	1,016,000	1,037,590
Cleveland-Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	37,000	40,814

		2,804,484

Multimedia — 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,530,000	2,511,025
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	370,000	414,834

		2,925,859

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	1,351,000	1,385,180

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	235,000	248,710

Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	135,000	143,524

Oil Companies - Exploration & Production — 1.2%
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,310,000	1,300,123
Apache Corp. Senior Notes 4.63% due 11/15/2025	188,000	192,465
Apache Corp. Senior Notes 4.88% due 11/15/2027	314,000	321,027
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	443,000	144,667

Security Description	Principal Amount(19)		Value (Note 2)

Oil Companies - Exploration & Production (continued)
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026		$1,480,000	$440,300
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025		299,000	328,187
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030		168,000	201,346
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050		185,000	236,686
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		3,353,000	3,176,968
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037		266,000	287,141
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032		202,000	223,277
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047		182,000	239,497
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043		270,000	359,979
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025		1,058,000	1,063,290
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028		1,632,000	1,650,564
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031		179,000	189,740
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030		264,000	256,773
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028		568,000	587,880

			11,199,910

Oil Companies - Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050		452,000	427,746
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027		782,000	881,676
Chevron Corp. Senior Notes 1.55% due 05/11/2025		558,000	581,023
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027		198,000	197,646
Exxon Mobil Corp. Senior Notes 1.41% due 06/26/2039	EUR	840,000	992,131

			3,080,222

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026†*(15)(18)	$1,816,000	$54,480

Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	1,889,000	1,592,899
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	273,000	268,881

		1,861,780

Oil - Field Services — 0.6%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	620,000	585,900
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,729,000	1,780,870
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	111,000	130,106
Halliburton Co. Senior Notes 2.92% due 03/01/2030	268,000	272,013
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	1,993,000	722,462
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	266,000	294,601
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,651,000	1,700,530

		5,486,482

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,130,000	1,139,887
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	494,000	566,313
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	304,000	323,008
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	453,000	491,583
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	135,000	136,133

		2,656,924

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	150,000	159,179

Pharmacy Services — 0.1%
CVS Health Corp Senior Notes 4.25% due 04/01/2050	141,000	168,343

Security Description	Principal Amount(19)	Value (Note 2)

Pharmacy Services (continued)
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	$127,000	$124,230
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	328,000	403,047
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	160,000	208,641

		904,261

Pipelines — 2.2%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	591,000	593,943
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,531,000	1,562,906
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	295,000	311,348
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,085,000	1,131,112
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,007,000	1,019,587
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	112,000	124,510
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044	465,000	441,750
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	792,000	855,360
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	363,000	363,000
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	215,000	211,675
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	350,000	348,108
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	90,000	100,515
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	187,000	191,105
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	18,000	11,700
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	315,000	296,286
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	213,000	231,855
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,585,000	2,281,262
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	775,000	724,881

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025		$625,000	$540,438
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*		1,891,000	1,958,509
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*		2,048,000	2,049,229
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	500,000	605,932
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050		307,000	287,461
MPLX LP Senior Notes 2.65% due 08/15/2030		226,000	224,487
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		285,000	295,481
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036		168,000	193,669
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030		270,000	258,104
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051		117,000	141,398
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043		130,000	114,037
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*		202,000	231,126
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*		1,688,000	1,707,209
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028		122,000	124,341
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*		200,000	217,570
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		434,000	521,900

			20,271,794

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		1,099,000	1,167,688

Protection/Safety — 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*		1,275,000	1,270,423
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		1,512,000	1,602,720

Security Description	Principal Amount(19)		Value (Note 2)

Protection/Safety (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		$640,000	$707,060
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*		1,276,000	1,339,800

			4,920,003

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033		234,000	232,671
American Tower Corp. Senior Notes 3.10% due 06/15/2050		258,000	265,721
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030		352,000	378,462
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025		378,000	398,725
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		2,074,000	2,115,480
Digital Euro Finco LLC Company Guar. Notes 1.13% due 04/09/2028	EUR	900,000	1,093,316
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*		1,485,000	1,484,970
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		800,000	812,000
Essex Portfolio LP Company Guar. Notes 2.65% due 09/01/2050		253,000	234,959
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		638,000	708,017
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*		468,000	470,340
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*		984,000	1,030,445
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*		1,180,000	1,265,550
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030		241,000	238,183
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*		1,849,000	1,696,457
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027		1,387,000	1,534,369
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		1,599,000	1,690,943
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030		326,000	320,291

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Prologis LP Senior Notes 1.25% due 10/15/2030	$161,000	$157,928
Prologis LP Senior Bonds 2.13% due 10/15/2050	120,000	110,571
Prologis LP Senior Notes 3.00% due 04/15/2050	247,000	268,853
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,380,000	2,592,738
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	180,000	187,840
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	240,000	249,274
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,792,000	1,724,800
Welltower, Inc. Senior Notes 2.75% due 01/15/2031	205,000	208,720

		21,471,623

Real Estate Management/Services — 0.3%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,346,000	1,421,907
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,080,000	1,107,083

		2,528,990

Recycling — 0.2%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,784,000	1,864,173

Rental Auto/Equipment — 0.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,767,000	1,148,305
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*#	1,412,000	1,351,990

		2,500,295

Research & Development — 0.2%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	273,000	283,920
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,045,000	1,107,700

		1,391,620

Resorts/Theme Parks — 0.4%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*#	1,515,000	1,617,262
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*#	1,495,000	1,457,625

Security Description	Principal Amount(19)	Value (Note 2)

Resorts/Theme Parks (continued)
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	$130,000	$140,686

		3,215,573

Retail - Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	280,000	360,027

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,314,000	1,116,900

Retail - Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	285,000	314,093

Retail - Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	114,000	133,722

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	133,000	152,073

Retail - Discount — 0.1%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	422,000	445,557

Retail - Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	143,000	143,861

Retail - Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	265,000	304,959

Retail - Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	943,000	969,112

Retail - Petroleum Products — 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,544,000	1,669,188

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	321,000	293,108
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	136,000	163,774

		456,882

Retail - Restaurants — 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	2,125,000	2,114,375
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	271,000	259,753

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants (continued)
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	$560,000	$476,700
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	1,780,000	1,321,650
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	160,000	180,670
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	165,000	201,361

		4,554,509

Satellite Telecom — 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,513,000	2,845,973

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	455,000	490,791
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	506,000	517,238

		1,008,029

Security Services — 0.2%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	2,005,000	2,082,092

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	245,000	281,364

Software Tools — 0.0%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	265,000	311,772

Steel - Producers — 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,315,000	1,367,600
Nucor Corp. Senior Notes 2.70% due 06/01/2030	91,000	98,012
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030	125,000	123,926
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031	93,000	99,993
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	285,000	313,188

		2,002,719

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	542,000	678,945

Security Description	Principal Amount(19)		Value (Note 2)

Telephone - Integrated — 0.9%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028		$93,000	$94,291
AT&T, Inc. Senior Notes 2.60% due 05/19/2038	EUR	300,000	396,097
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		1,198,000	1,435,427
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		31,000	37,273
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		226,000	269,729
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		363,000	448,961
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*		1,345,000	1,394,799
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		1,279,000	1,450,066
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	300,000	442,671
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		144,000	176,680
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		150,000	186,897
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		400,000	543,367
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*		1,754,000	1,811,356

			8,687,614

Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		1,030,000	1,133,000
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,105,000	1,243,125
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		1,015,000	1,082,164

			3,458,289

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		226,000	255,908

Transport - Air Freight — 0.3%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*		2,351,000	2,415,653

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.00% due 06/30/2030	$209,000	$237,617
GATX Corp. Senior Notes 4.35% due 02/15/2024	390,000	429,013

		666,630

Transport - Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	250,000	263,469

Transport - Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	213,000	221,342
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	210,000	232,865
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	334,000	419,354

		873,561

Transport - Services — 0.1%
FedEx Corp. Pass Through Trust Pass-Through Certs. Series 2020-1, Class AA 1.88% due 08/20/2035	405,000	412,199
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	197,000	224,608

		636,807

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	57,000	60,648
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	600,000	658,909
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	188,000	211,838

		931,395

Vitamins & Nutrition Products — 0.2%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	1,622,000	1,694,990

Water — 0.0%
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	128,000	146,552
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	170,000	184,779

		331,331

Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 1.10% due 08/15/2030	346,000	344,964

Security Description	Principal Amount(19)		Value (Note 2)

Web Portals/ISP (continued)
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050		$329,000	$313,636

			658,600

Total U.S. Corporate Bonds & Notes
(cost $348,145,502)			364,705,958

FOREIGN CORPORATE BONDS & NOTES — 15.1%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*		229,000	257,164

Agricultural Chemicals — 0.4%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		1,460,000	1,350,500
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050		275,000	319,084
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		1,640,000	1,685,100
Yara International ASA Senior Notes 3.15% due 06/04/2030*		125,000	134,418

			3,489,102

Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		1,300,000	1,217,450

Auto - Cars/Light Trucks — 0.0%
RCI Banque SA Senior Notes 1.88% due 11/08/2022	GBP	305,000	404,359

Auto/Truck Parts & Equipment - Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,016,000	1,164,590

Banks - Commercial — 1.7%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		212,000	220,823
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		780,000	784,875
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	1,053,004
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*		298,000	335,995
Bank of Montreal Senior Notes 2.05% due 11/01/2022		387,000	400,514
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022		206,000	209,672
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		459,000	487,230

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		$420,000	$428,845
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,100,000	1,315,836
Danske Bank A/S Senior Notes 0.50% due 08/27/2025	EUR	650,000	770,642
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	735,000	872,276
Danske Bank A/S Senior Notes 2.25% due 01/14/2028	GBP	400,000	544,280
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*		522,000	560,261
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	285,965
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		2,060,000	2,015,710
ING Groep NV Senior Notes 1.40% due 07/01/2026*		604,000	613,888
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	260,390
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	561,412
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*		200,000	222,616
National Bank of Canada Senior Notes 2.15% due 10/07/2022*		464,000	479,736
Philippine National Bank Senior Notes 3.28% due 09/27/2024		1,300,000	1,352,650
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		210,000	234,356
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	500,000	604,904
Standard Chartered PLC Senior Notes 0.90% due 07/02/2027	EUR	600,000	718,376
Standard Chartered PLC Senior Notes 4.64% due 04/01/2031*		200,000	234,424

			15,568,680

Banks - Special Purpose — 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		801,000	807,305

Beverages - Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032		397,000	396,786

Security Description	Principal Amount(19)		Value (Note 2)

Beverages - Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032		$256,000	$266,301

Brewery — 0.1%
Heineken NV Senior Notes 2.25% due 03/30/2030	EUR	475,000	652,874

Building - Residential/Commercial — 0.1%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*		209,000	213,703
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		940,000	982,300

			1,196,003

Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		1,831,000	1,880,822

Cellular Telecom — 0.4%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		54,000	56,543
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*		739,000	782,971
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,176,000	2,310,150
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	214,273
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		146,000	182,889
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		180,000	236,183

			3,783,009

Chemicals - Diversified — 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	283,113
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		360,000	342,540
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		500,000	475,750
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.38% due 06/19/2024		580,000	613,344
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027		500,000	554,079
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	924,187

			3,193,013

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals - Other — 0.2%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	$800,000	$874,000
MEGlobal Canada ULC Company Guar. Notes 5.88% due 05/18/2030*	471,000	567,023

		1,441,023

Chemicals - Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029	161,000	162,028

Commercial Services — 0.1%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*#	820,000	836,400

Computer Software — 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	796,000	823,637

Containers - Metal/Glass — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,275,000	1,326,485
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,775,000	1,952,500

		3,278,985

Containers - Paper/Plastic — 0.4%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,553,000	1,654,023
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,938,000	2,034,900
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	379,000	430,506

		4,119,429

Cruise Lines — 0.3%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	1,300,000	1,304,362
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	1,182,000	839,220
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	314,000	226,080
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	188,000	208,680

		2,578,342

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	307,000	345,920

Security Description	Principal Amount(19)		Value (Note 2)

Diversified Banking Institutions — 1.6%
Banco Santander SA Senior Notes 1.38% due 01/05/2026	EUR	800,000	$983,655
Banco Santander SA Senior Notes 2.71% due 06/27/2024		200,000	213,385
Barclays PLC Senior Notes 3.00% due 05/08/2026	GBP	400,000	572,121
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*		205,000	213,882
BNP Paribas SA Sub. Notes 2.88% due 03/20/2026	EUR	1,200,000	1,450,891
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*		557,000	602,100
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	300,000	443,838
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		476,000	531,892
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*		250,000	258,021
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*		321,000	331,449
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*		250,000	291,540
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	203,826
HSBC Holdings PLC Senior Notes 0.88% due 09/06/2024	EUR	450,000	549,104
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031		200,000	209,788
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	450,000	648,062
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026		308,000	346,907
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	750,000	899,502
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025		405,000	426,047
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		643,000	678,153
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035		211,000	210,085
NatWest Markets PLC Senior Notes 2.75% due 04/02/2025	EUR	450,000	586,888

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		$383,000	$404,483
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024		519,000	536,793
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029		438,000	462,327
UBS AG Senior Notes 1.75% due 04/21/2022*		287,000	292,866
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	750,000	912,698
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*		293,000	307,317
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*		608,000	629,609
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	400,816

			14,598,045

Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		1,629,000	1,706,377
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		600,000	619,853

			2,326,230

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		250,000	279,390

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*		203,000	233,925
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		1,763,000	1,904,040
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*		188,000	192,895
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041		134,000	150,397

			2,481,257

Electric - Distribution — 0.3%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		1,821,000	1,894,204
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		500,000	479,940

			2,374,144

Security Description	Principal Amount(19)		Value (Note 2)

Electric - Generation — 0.6%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*		$200,000	$261,031
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	400,000	713,822
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		939,000	1,079,850
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037		1,500,000	1,582,500
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		800,000	805,511
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		650,000	704,892

			5,147,606

Electric - Integrated — 0.1%
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*		805,000	817,799
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		278,000	351,147
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*		209,000	226,765

			1,395,711

Electric - Transmission — 0.0%
RTE Reseau de Transport d’Electricite SADIR Senior Notes 1.13% due 07/08/2040	EUR	300,000	369,633

Electronic Components - Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*		114,000	126,379

Energy - Alternate Sources — 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		500,000	522,500
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022		510,000	522,648

			1,045,148

Finance - Consumer Loans — 0.2%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		1,395,000	1,436,850

Finance - Leasing Companies — 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,664,000	1,617,728

Food - Meat Products — 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030*		500,000	518,750

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Food - Meat Products (continued)
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		$742,000	$756,840

			1,275,590

Food - Retail — 0.1%
Tesco Corp.orate Treasury Services PLC Company Guar. Notes 0.88% due 05/29/2026	EUR	415,000	501,705

Gas - Distribution — 0.1%
Centrica PLC Senior Notes 4.38% due 03/13/2029	GBP	400,000	639,442

Independent Power Producers — 0.1%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029		1,000,000	1,067,510

Industrial Gases — 0.1%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023		500,000	518,197

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030		203,000	244,854
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		308,000	329,073

			573,927

Insurance - Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		520,000	578,661

Investment Companies — 0.2%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		590,000	622,196
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		1,000,000	1,108,430

			1,730,626

Machinery - Farming — 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	600,000	721,034

Medical - Drugs — 0.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050		117,000	109,019
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		760,000	761,900
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*		1,688,000	1,308,200
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		8,000	8,165

Security Description	Principal Amount(19)		Value (Note 2)

Medical - Drugs (continued)
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050		$283,000	$290,233

			2,477,517

Metal - Aluminum — 0.1%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028		500,000	617,500

Metal - Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		1,967,000	1,998,964

Metal - Diversified — 0.1%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		800,000	809,423
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	450,000	552,432

			1,361,855

Metal - Iron — 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,649,000	1,822,227

Motion Pictures & Services — 0.3%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		2,390,000	2,416,888

Multimedia — 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*		700,000	689,507

Oil Companies - Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030		200,000	204,400
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		2,850,000	2,907,000
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*		1,050,000	1,004,608
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		1,000,000	935,000
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022		500,000	312,500
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	900,000	1,023,859

			6,387,367

Oil Companies - Integrated — 1.1%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	400,000	576,524
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		2,004,000	1,905,614

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		$500,000	$567,400
Ecopetrol SA Senior Notes 6.88% due 04/29/2030		700,000	844,508
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		165,000	172,905
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049		181,000	195,120
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		500,000	650,000
Petro-Canada Senior Notes 5.95% due 05/15/2035		146,000	183,037
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027		500,000	592,750
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		920,000	755,550
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		900,000	886,590
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,600,000	1,413,000
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,000,000	834,900
Shell International Finance BV Company Guar. Notes 1.50% due 04/07/2028	EUR	400,000	520,218
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		136,000	151,620

			10,249,736

Oil Refining & Marketing — 0.1%
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029		1,000,000	1,167,769

Petrochemicals — 0.1%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		500,000	534,808

Real Estate Investment Trusts — 0.1%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050		1,000,000	1,032,000

Real Estate Operations & Development — 0.3%
Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	600,000	721,756
Aroundtown SA Senior Notes 3.25% due 07/18/2027	GBP	400,000	563,542
Logicor Financing Sarl Company Guar. Notes 0.75% due 07/15/2024	EUR	1,080,000	1,283,944

			2,569,242

Security Description	Principal Amount(19)		Value (Note 2)

Retail - Petroleum Products — 0.2%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		$2,088,000	$2,158,470

Satellite Telecom — 0.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		2,059,000	2,124,682
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		571,000	579,565
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		2,232,000	2,292,710

			4,996,957

Security Services — 0.2%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		1,922,000	2,085,370

Steel - Producers — 0.1%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022		620,000	626,975

SupraNational Banks — 0.2%
African Development Bank Senior Notes 0.75% due 04/03/2023		408,000	413,198
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		515,000	536,676
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		317,000	359,968
International Finance Corp. Senior Notes 0.50% due 03/20/2023#		602,000	606,309

			1,916,151

Telecom Services — 0.3%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*		1,555,000	1,555,000
Optus Finance Pty, Ltd. Company Guar. Notes 1.00% due 06/20/2029	EUR	750,000	917,365

			2,472,365

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		221,000	307,904
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	400,000	703,184
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		307,000	361,635

			1,372,723

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		113,000	173,234

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Transport - Services — 0.1%
Rumo Luxembourg SARL Company Guarantee Notes 5.25% due 01/10/2028*	$730,000	$770,150

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	565,000	622,913

Warehousing & Harbor Transportation Services — 0.1%
DP World PLC Senior Notes 4.70% due 09/30/2049	1,000,000	1,046,280

Total Foreign Corporate Bonds & Notes
(cost $134,095,770)		140,235,003

FOREIGN GOVERNMENT OBLIGATIONS — 15.9%
Sovereign — 15.8%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	1,500,000	1,540,950
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*	930,000	923,192
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	2,600,000	2,726,204
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	1,024,000	1,049,416
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	1,050,000	1,092,021
Dominican Republic Senior Notes 5.88% due 01/30/2060*	900,000	861,300
Dominican Republic Senior Bonds 6.85% due 01/27/2045	1,800,000	1,911,600
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*	1,250,000	1,324,937
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	2,890,000	3,210,888
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049	1,600,000	1,720,000
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*	385,000	468,586
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,300,000	1,310,413
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	1,550,000	1,620,525
Government of Jamaica Senior Notes 7.88% due 07/28/2045	1,000,000	1,312,000
Government of Romania Senior Notes 3.00% due 02/14/2031*#	2,000,000	2,006,556
Government of Romania Senior Notes 4.00% due 02/14/2051*	1,300,000	1,307,907

Security Description	Principal Amount(19)		Value (Note 2)

Sovereign (continued)
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		$550,000	$548,988
Government of Ukraine Senior Notes 7.75% due 09/01/2022		750,000	786,978
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,550,000	1,646,875
Government of Ukraine Senior Notes 7.75% due 09/01/2024		550,000	581,691
Government of Ukraine Senior Notes 9.75% due 11/01/2028		2,200,000	2,514,468
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		2,000,000	2,080,000
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		1,550,000	1,686,865
Kingdom of Bahrain Senior Notes 6.00% due 09/19/2044		400,000	396,629
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*		945,000	1,100,604
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		1,500,000	1,542,468
Kingdom of Jordan Senior Notes 5.85% due 07/07/2030*		1,950,000	1,972,683
Kingdom of Jordan Senior Bonds 7.38% due 10/10/2047		1,250,000	1,306,852
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		2,900,000	3,140,120
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030#		600,000	649,680
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028		710,000	786,879
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		850,000	1,057,706
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		800,000	981,136
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		750,000	977,070
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	1,450,000	2,782,523
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		496,323	594,352
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		1,860,000	2,548,219
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		1,080,000	1,642,237

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Angola Senior Notes 8.00% due 11/26/2029	$2,440,000	$2,008,081
Republic of Angola Senior Notes 9.13% due 11/26/2049	940,000	761,799
Republic of Angola Senior Notes 9.50% due 11/12/2025	820,000	754,400
Republic of Armenia Senior Notes 3.95% due 09/26/2029	530,000	536,625
Republic of Azerbaijan Senior Notes 3.50% due 09/01/2032	1,500,000	1,530,060
Republic of Belarus Senior Notes 5.88% due 02/24/2026*#	2,000,000	1,868,760
Republic of Belarus Senior Notes 6.38% due 02/24/2031*	1,400,000	1,301,132
Republic of Belarus Senior Notes 6.88% due 02/28/2023	1,500,000	1,467,420
Republic of Chile Senior Notes 2.45% due 01/31/2031	1,550,000	1,636,800
Republic of Chile Senior Notes 3.50% due 01/25/2050	710,000	831,410
Republic of Colombia Senior Notes 3.13% due 04/15/2031	775,000	804,062
Republic of Colombia Senior Notes 5.00% due 06/15/2045	600,000	718,500
Republic of Colombia Senior Notes 10.38% due 01/28/2033	1,200,000	1,882,800
Republic of Costa Rica Senior Notes 6.13% due 02/19/2031	3,750,000	3,472,500
Republic of Croatia Senior Notes 6.38% due 03/24/2021	760,000	782,982
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	850,000	790,500
Republic of El Salvador Senior Notes 7.65% due 06/15/2035	1,600,000	1,506,400
Republic of El Salvador Senior Notes 8.63% due 02/28/2029	225,000	231,750
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*	1,930,000	1,999,480
Republic of Georgia Notes 6.88% due 04/12/2021	477,000	488,305
Republic of Ghana Senior Notes 6.38% due 02/11/2027*	1,000,000	940,430
Republic of Ghana Senior Notes 6.38% due 02/11/2027	1,400,000	1,316,602

Security Description	Principal Amount(19)		Value (Note 2)

Sovereign (continued)
Republic of Ghana Senior Notes 8.63% due 06/16/2049		$1,500,000	$1,363,125
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		533,000	485,030
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		800,000	891,040
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		1,350,000	2,128,707
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	675,000	1,003,329
Republic of Italy Bonds 2.20% due 06/01/2027	EUR	2,300,000	3,002,598
Republic of Italy Bonds 2.50% due 11/15/2025	EUR	1,125,000	1,476,210
Republic of Italy Senior Notes 4.00% due 10/17/2049		279,000	289,018
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	1,870,000	2,495,380
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		2,573,000	2,514,953
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,900,000	1,914,250
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		1,000,000	1,040,072
Republic of Kenya Senior Notes 6.88% due 06/24/2024		3,000,000	3,084,150
Republic of Kenya Senior Notes 7.00% due 05/22/2027		1,750,000	1,752,268
Republic of Kenya Senior Notes 8.25% due 02/28/2048		750,000	753,750
Republic of Panama Senior Notes 3.87% due 07/23/2060		750,000	898,882
Republic of Panama Senior Notes 3.88% due 03/17/2028		650,000	739,382
Republic of Panama Senior Notes 4.50% due 04/01/2056		400,000	519,404
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*		1,200,000	1,386,000
Republic of South Africa Senior Notes 4.30% due 10/12/2028		940,000	902,381
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		660,000	674,942
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		1,060,000	946,050

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		$630,000	$596,925
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028		1,000,000	812,500
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		2,300,000	1,886,000
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		2,310,000	1,894,200
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		1,155,000	1,222,013
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		500,000	575,870
Republic of Turkey Senior Notes 5.13% due 02/17/2028		1,200,000	1,101,000
Republic of Turkey Senior Notes 5.75% due 05/11/2047		2,000,000	1,631,600
Republic of Turkey Senior Notes 6.63% due 02/17/2045		1,580,000	1,418,050
Republic of Turkey Senior Notes 7.63% due 04/26/2029		1,270,000	1,322,070
Russian Federation Senior Notes 4.38% due 03/21/2029		3,000,000	3,444,900
State of Qatar Senior Notes 3.40% due 04/16/2025*		865,000	948,498
State of Qatar Senior Notes 3.75% due 04/16/2030*		900,000	1,048,032
State of Qatar Senior Notes 4.40% due 04/16/2050*		860,000	1,116,213
State of Qatar Senior Notes 4.82% due 03/14/2049		3,100,000	4,239,014
State of Qatar Senior Notes 5.10% due 04/23/2048		780,000	1,104,141
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		1,130,000	1,067,692
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		1,600,000	1,558,336
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		680,000	665,108
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,800,000	1,617,948
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	300,000	435,830
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	300,000	613,234

Security Description	Principal Amount(19)	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 4.50% due 04/22/2029	$255,000	$287,513
United Mexican States Senior Notes 4.50% due 01/31/2050	830,000	909,265
United Mexican States Senior Bonds 4.75% due 03/08/2044	206,000	231,029
United Mexican States Senior Notes 5.00% due 04/27/2051	1,260,000	1,453,725

		146,803,943

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	468,000	468,234

Total Foreign Government Obligations
(cost $141,241,960)		147,272,177

U.S. GOVERNMENT AGENCIES — 16.1%
Federal Home Loan Bank — 0.4%
2.13% due 09/14/2029	2,000,000	2,208,963
3.25% due 11/16/2028	1,000,000	1,194,086

		3,403,049

Federal Home Loan Mtg. Corp. — 4.0%
2.50% due 01/01/2028	134,282	142,142
2.50% due 04/01/2028	272,855	288,584
2.50% due 03/01/2031	194,021	204,026
2.50% due 10/01/2032	2,594,000	2,723,805
2.50% due 11/01/2032	1,240,543	1,327,572
3.00% due 04/01/2043	348,732	381,128
3.00% due 11/01/2046	4,325,774	4,660,978
3.50% due 03/01/2042	208,975	226,905
3.50% due 04/01/2042	407,381	442,342
3.50% due 08/01/2042	373,198	410,233
3.50% due 09/01/2043	29,421	32,270
3.50% due 07/01/2045	3,609,853	3,900,335
3.50% due 01/01/2046	333,085	356,946
3.50% due 03/01/2046	652,012	695,572
3.50% due 11/01/2047	1,515,263	1,604,774
3.50% due 03/01/2048	9,544,286	10,419,753
4.00% due 01/01/2046	216,196	238,069
4.00% due 01/01/2047	56,199	62,404
4.00% due 07/01/2049	2,313,504	2,508,000
4.00% due 01/01/2050	2,244,902	2,390,906
4.50% due 03/01/2023	10,126	10,622
4.50% due 07/01/2045	3,000,000	3,351,850
5.00% due 05/01/2034	44,758	51,380
5.00% due 11/01/2043	35,717	41,102
5.50% due 06/01/2022	4,136	4,250
5.50% due 07/01/2035	12,320	14,467
6.00% due 03/01/2040	35,799	42,271
6.50% due 02/01/2036	7,097	8,286
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	8,041	8,320
3.58% (12 ML+1.88%) due 11/01/2037	85,731	90,767
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	330,545	340,911
Series 4800, Class KG 3.50% due 11/15/2045(3)	176,336	181,129

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.64% (6.80%-1 ML) due 09/15/2039(3)(4)(8)	$88,782	$14,698

		37,176,797

Federal National Mtg. Assoc. — 9.2%
2.50% due 12/01/2026	404,741	425,301
2.50% due 08/01/2031	2,429,723	2,553,888
2.50% due 02/01/2032	938,006	995,581
2.50% due 04/01/2035	1,028,609	1,079,561
2.50% due 05/01/2050	1,966,115	2,089,852
2.50% due 06/01/2050	3,456,067	3,636,466
3.00% due 10/01/2027	131,106	137,840
3.00% due 12/01/2027	183,653	193,116
3.00% due 10/01/2030	226,878	238,083
3.00% due 02/01/2033	3,474,107	3,647,899
3.00% due 11/01/2039	1,804,547	1,903,050
3.00% due 12/01/2042	101,100	109,438
3.00% due 12/01/2046	495,829	524,832
3.00% due 01/01/2047	2,465,681	2,606,774
3.00% due 04/01/2047	2,749,175	2,910,480
3.00% due 09/01/2048	3,874,504	4,092,087
3.00% due 11/01/2048	1,569,711	1,656,931
3.00% due 06/01/2049	3,158,649	3,387,742
3.00% due 03/01/2050	1,447,478	1,527,845
3.50% due 09/01/2026	121,952	128,994
3.50% due 08/01/2027	24,373	25,767
3.50% due 10/01/2028	131,479	141,787
3.50% due 08/01/2042	246,460	257,379
3.50% due 10/01/2045	375,240	411,210
3.50% due 11/01/2045	223,411	238,300
3.50% due 02/01/2046	323,034	344,456
3.50% due 07/01/2046	3,569,315	3,868,095
3.50% due 01/01/2047	585,982	622,743
3.50% due 12/01/2047	6,016,702	6,420,766
3.50% due 04/01/2048	3,039,032	3,273,991
4.00% due 11/01/2025	53,099	56,308
4.00% due 03/01/2039	2,142,304	2,295,487
4.00% due 12/01/2040	22,594	24,944
4.00% due 01/01/2043	1,535,187	1,701,509
4.00% due 02/01/2045	2,064,907	2,293,402
4.00% due 06/01/2046	395,623	428,858
4.00% due 01/01/2047	16,669	17,989
4.00% due 05/01/2047	370,569	397,161
4.00% due 07/01/2047	2,381,454	2,551,196
4.00% due 08/01/2047	4,862,175	5,212,725
4.00% due 06/01/2048	2,641,031	2,851,163
4.00% due 09/01/2048	604,979	646,791
4.00% due 01/01/2049	4,628,003	4,931,715
4.50% due 08/01/2045	3,016,318	3,438,302
4.50% due 11/01/2048	2,473,976	2,673,123
5.00% due 01/01/2023	10,962	11,555
5.00% due 04/01/2023	10,858	11,445
5.00% due 03/01/2037	6,657	7,297
5.00% due 05/01/2040	129,747	147,769
5.00% due 06/01/2040	40,200	46,322
5.00% due 02/01/2045	401,229	458,253
5.50% due 08/01/2037	195,789	227,156
5.50% due 06/01/2038	21,072	24,466
6.00% due 02/01/2032	2,752	3,068
6.00% due 10/01/2034	104	116
6.00% due 09/01/2038	38,628	45,662
6.00% due 11/01/2038	11,590	13,624
6.00% due 06/01/2040	10,220	11,997
6.50% due 11/01/2037	27,972	31,768

Security Description	Principal Amount(19)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. FRS 3.07% (6 ML+1.54%) due 09/01/2035	$79,492	$82,254
3.18% (12 ML+1.57%) due 05/01/2037	15,116	15,770
3.26% (1 Yr USTYCR+2.26%) due 11/01/2036	29,384	30,989
3.30% (1 Yr USTYCR+2.22%) due 10/01/2035	55,338	58,336
3.33% (12 ML+1.67%) due 07/01/2039	64,711	67,734
3.39% (12 ML+1.91%) due 08/01/2035	53,529	56,442
3.72% (12 ML+1.77%) due 05/01/2040	77,566	80,959
3.75% (12 ML+1.83%) due 10/01/2040	33,905	35,357
4.07% (12 ML+1.82%) due 10/01/2040	18,574	19,399
Federal National Mtg. Assoc. REMIC Series 2017-100, Class NP 3.00% due 12/25/2047(3)	931,634	1,005,241
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	2,256,991	2,408,601
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	1,841,907	1,935,407

		85,807,914

Government National Mtg. Assoc. — 2.3%
2.50% due 05/20/2050	1,980,811	2,089,033
2.50% due 06/20/2050	994,070	1,048,381
3.00% due 03/20/2046	256,829	271,876
3.00% due 04/20/2046	2,586,258	2,738,659
3.00% due 05/20/2046	3,662,601	3,871,365
3.00% due 09/20/2047	1,232,518	1,299,349
3.00% due 05/20/2050	2,974,293	3,135,563
3.50% due 07/20/2046	460,415	491,395
3.50% due 03/20/2047	273,856	292,035
4.00% due 03/20/2049	448,395	477,676
4.50% due 10/20/2045	2,988,297	3,325,410
4.50% due 04/20/2047	1,964,253	2,155,957

		21,196,699

Uniform Mtg. Backed Securities — 0.2%
2.50% September 30 TBA	2,000,000	2,104,844

Total U.S. Government Agencies
(cost $143,213,745)		149,689,303

U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Bonds — 0.1%
1.25% due 05/15/2050	998,000	948,100

United States Treasury Notes — 0.1%
1.38% due 01/31/2025	500,000	525,098
1.63% due 12/15/2022	425,000	439,476

		964,574

Total U.S. Government Treasuries
(cost $1,885,379)		1,912,674

LOANS(9)(10)(11) — 5.0%
Airlines — 0.1%
Delta Air Lines, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 04/29/2023	303,735	302,691

114

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

LOANS (continued)
Airlines (continued)
WestJet Airlines, Ltd. FRS BTL-B coupon TBD due 12/11/2026	$480,963	$398,598

		701,289

Apparel Manufacturers — 0.0%
Samsonite IP Holdings Sarl FRS BTL-B2 coupon TBD due 04/25/2025	332,000	324,115

Applications Software — 0.1%
Project Boost Purchaser LLC FRS BTL-B 3.66% (1 ML+3.50%) due 06/01/2026	434,391	419,187
VS Buyer LLC FRS BTL 3.41% (1 ML+3.25%) due 02/28/2027	43,609	42,900

		462,087

Athletic Equipment — 0.0%
Varsity Brands Holding Co., Inc. FRS 1st Lien 4.50% (1 ML+3.50%) due 12/15/2024	397,759	325,168

Auction Houses/Art Dealers — 0.0%
Sotheby’s FRS BTL-B 6.50% (1 ML+5.50%) due 01/15/2027	288,991	282,849

Auto Repair Centers — 0.1%
Mavis Tire Express Services Corp. FRS 1st Lien 3.56% (3 ML+3.25%) due 03/20/2025	432,830	414,705
Wand NewCo. 3, Inc. FRS BTL 4.07% (3 ML+3.00%) due 02/05/2026	249,070	239,263

		653,968

Auto/Truck Parts & Equipment - Original — 0.1%
TI Group Automotive Systems LLC FRS BTL-B 3.25% (1 ML+2.50%) due 06/30/2022	445,000	433,875

Broadcast Services/Program — 0.0%
NEP Group, Inc. FRS BTL 3.41% (1 ML+3.25%) due 10/20/2025	438,350	368,652

Building & Construction - Misc. — 0.1%
Verra Mobility Corp. FRS BTL 3.56% (3 ML+3.25%) due 02/28/2025	402,465	392,403

Building Products - Air & Heating — 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 12.00% due 12/31/2023(12)(13)(21)	403,083	305,577

Security Description	Principal Amount(19)	Value (Note 2)

Building Products - Doors & Windows — 0.1%
CHI Doors Holdings Corp. FRS 1st Lien 4.25% (1 ML+3.25%) due 07/29/2022	$385,944	$381,602

Building - Heavy Construction — 0.0%
USIC Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 12/08/2023	296,924	287,830

Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B5 2.66% (1 ML+2.50%) due 04/15/2027	830,265	801,552
UPC Broadband Holding BV FRS BTL-B1 coupon TBD due 01/31/2029	135,692	134,097

		935,649

Casino Hotels — 0.2%
Caesars Resort Collection LLC FRS BTL-B 2.91% (1 ML+2.75%) due 12/23/2024	440,227	413,195
CityCenter Holdings LLC FRS BTL-B 3.00% (1 ML+2.25%) due 04/18/2024	383,608	362,269
Golden Nugget, Inc. FRS BTL-B 3.25% (1 ML+2.50%) due 10/04/2023	226,682	202,030
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	192,318	171,404
Golden Nugget, Inc. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	38,363	43,350
Station Casinos LLC FRS BTL-B coupon TBD due 02/08/2027	305,000	288,682

		1,480,930

Casino Services — 0.0%
Stars Group Holdings FRS BTL 3.81% (3 ML+3.50%) due 07/10/2025	175,672	175,782

Cellular Telecom — 0.1%
Altice France SA FRS BTL-B13 4.75% (1 ML+4.00%) due 08/14/2026	437,213	428,833
Numericable Group SA FRS BTL-B 4.44% (1 ML+3.69%) due 01/31/2026	135,348	132,370

115

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

LOANS (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. FRS BTL 3.16% (1 ML+3.00%) due 04/01/2027	$188,930	$189,166

		750,369

Chemicals - Diversified — 0.1%
Hexion, Inc. FRS BTL 3.80% (3 ML+3.50%) due 07/01/2026	445,350	436,443

Chemicals - Specialty — 0.1%
Diamond BC BV FRS BTL 3.16% (1 ML+3.00%) due 09/06/2024	920	867
Diamond BC BV FRS BTL 3.26% (3 ML+3.00%) due 09/06/2024	357,705	337,137
PQ Corp. FRS BTL-B 4.00% (3 ML+3.00%) due 02/07/2027	174,330	173,314
Starfruit US HoldCo. LLC FRS BTL-B 3.16% (1 ML+3.00%) due 10/01/2025	317,862	308,326

		819,644

Commercial Services — 0.0%
Travelport Finance Luxembourg SARL FRS BTL 6.07% (3 ML+5.00%) due 05/29/2026(13)	474,947	316,632

Commercial Services - Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 3.41% (1 ML+3.25%) due 10/01/2025	371,018	367,506
MoneyGram International, Inc. FRS BTL 7.00% (3 ML+6.00%) due 06/30/2023	345,491	331,779
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML+2.75%) due 06/07/2023	354,574	350,659

		1,049,944

Computer Data Security — 0.0%
McAfee LLC FRS BTL-B1 3.91% (1 ML+3.75%) due 09/30/2024	377,755	373,919

Computer Graphics — 0.1%
Corel, Inc. FRS BTL 5.26% (3 ML+5.00%) due 07/02/2026	412,901	392,256

Security Description	Principal Amount(19)	Value (Note 2)

Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/02/2026	$329,878	$323,693

Computer Software — 0.2%
Camelot Finance SA FRS BTL-B 3.16% (1 ML+3.00%) due 10/30/2026	290,178	284,555
Cornerstone OnDemand, Inc. FRS 4.43% (1 ML+4.25%) due 04/22/2027	309,124	307,836
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (2 ML+3.00%) due 11/03/2023	1,066	1,051
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	412,704	406,883
Vertafore, Inc. FRS 1st Lein 3.41% (1 ML+3.25%) due 07/02/2025	147,192	147,039
Vertafore, Inc. FRS 2nd Lien 7.41% (1 ML+7.25%) due 07/02/2026	216,071	214,991

		1,362,355

Computers - Integrated Systems — 0.0%
Everi Payments, Inc. FRS BTL 11.50% (3 ML+10.50%) due 05/09/2024	160,556	163,767

Consulting Services — 0.0%
AlixPartners LLP FRS BTL 2.66% (1 ML+2.50%) due 04/04/2024	216,091	210,843

Containers - Metal/Glass — 0.0%
Mauser Packaging Solutions Holding Co FRS BTL 3.52% (3 ML+3.25%) due 04/03/2024	384,570	363,579

Containers - Paper/Plastic — 0.1%
Charter NEX US, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 05/16/2024	433,077	425,588
Graham Packaging Company, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/04/2027	325,532	324,515
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	308,291	297,758
Trident TPI Holdings, Inc. FRS BTL-B1 coupon TBD due 10/17/2024	229,983	227,108

		1,274,969

116

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

LOANS (continued)
Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL 5.32% (6 ML+4.25%) due 10/01/2026	$333,918	$332,750

Cruise Lines — 0.0%
Carnival Corp. FRS Term B 8.50% (1 ML+7.50%) due 06/30/2025	329,440	322,233

Data Processing/Management — 0.1%
CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	378,676	376,120

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. FRS BTL-B 4.41% (1 ML+4.25%) due 12/17/2026	411,382	402,949

Distribution/Wholesale — 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 4.66% (1 ML+4.50%) due 02/04/2026	339,561	325,979
Univar USA, Inc. FRS BTL-B3 2.41% (1 ML+2.25%) due 07/01/2024	270,463	264,152

		590,131

E-Commerce/Services — 0.0%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(12)(13)(15)(18)	2,178,597	217,860

Electric - Integrated — 0.0%
Talen Energy Supply LLC FRS BTL-B coupon TBD due 07/08/2026	221,000	218,652

Electronic Components - Misc. — 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 4.66% (1 ML+4.50%) due 07/09/2025	365,353	343,432

Electronic Components - Semiconductors — 0.0%
Bright Bidco BV FRS BTL-B 4.57% (3 ML+3.50%) due 06/30/2024	570,593	250,347

Electronic Parts Distribution — 0.1%
Tech Data Corp. FRS BTL 3.50% (1 ML+3.50%) due 06/30/2025	277,922	278,269
Tech Data Corp. FRS BTL 5.66% (3 ML+5.50%) due 06/30/2025	317,669	306,948

		585,217

Security Description	Principal Amount(19)	Value (Note 2)

Enterprise Software/Service — 0.3%
Applied Systems, Inc. FRS 1st Lein 4.25% (3 ML+3.25%) due 09/19/2024	$363,038	$361,071
Banff Merger Sub, Inc. FRS BTL 4.41% (1 ML+4.25%) due 10/02/2025	338,142	331,741
Dcert Buyer, Inc. FRS BTL-B 4.16% (1 ML+4.00%) due 10/16/2026	276,916	273,108
Epicor Software Corp. FRS 5.25% (1 ML+4.25%) due 07/30/2027	282,000	281,912
Epicor Software Corp. FRS 8.75% (1 ML+7.75%) due 07/31/2028	35,981	36,881
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML+3.50%) due 06/13/2024	107,606	101,262
Finastra USA, Inc. FRS BTL-B 4.50% (6 ML+3.50%) due 06/13/2024	274,648	258,455
Greeneden US Holdings II LLC FRS BTL 3.41% (1 ML+3.25%) due 12/01/2023	376,710	369,782
MYOB US Borrower LLC FRS BTL 4.16% (1 ML+4.00%) due 05/06/2026	328,759	311,088
Sophia LP FRS BTL-B 4.25% (3 ML+3.25%) due 09/30/2022	338,359	337,006
Ultimate Software Group, Inc. FRS 1st Lien 3.91% (1 ML+3.75%) due 05/04/2026	265,087	262,867
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 05/04/2026	55,748	55,678
Ultimate Software Group, Inc. FRS 2nd Lien 7.50% (3 ML+6.75%) due 05/03/2027	92,341	94,188

		3,075,039

Finance - Credit Card — 0.0%
Pi US Mergerco, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	369,424	348,028

Finance - Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	180,812	180,134

117

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

LOANS (continued)
Finance - Investment Banker/Broker (continued)
Motion Finco SARL FRS BTL-B2 4.32% (6 ML+3.25%) due 11/12/2026	$25,749	$23,817

		203,951

Food - Misc./Diversified — 0.1%
Dole Food Co., Inc. FRS BTL-B coupon TBD due 04/06/2024	221,000	218,283
Froneri US, Inc. FRS BTL 2.41% (1 ML+2.25%) due 01/31/2027	161,988	155,798

		374,081

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 2.91% (1 ML+2.75%) due 08/14/2024	76,816	71,645
Scientific Games International, Inc. FRS BTL-B5 3.06% (3 ML+2.75%) due 08/14/2024	1,002	935
Scientific Games International, Inc. FRS BTL-B5 3.61% (6 ML+2.75%) due 08/14/2024	314,004	292,865

		365,444

Human Resources — 0.1%
Creative Artists Agency LLC FRS BTL-B 3.91% (1 ML+3.75%) due 11/27/2026	305,598	290,127
Team Health Holdings, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 02/06/2024	187,848	156,970
Team Health Holdings, Inc. FRS 1st Lien coupon TBD due 02/06/2024	220,000	183,838

		630,935

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 2.91% (1 ML+2.75%) due 05/09/2025	402,527	388,124
HUB International, Ltd. FRS BTL-B 3.22% (3 ML+3.00%) due 04/25/2025	1,017	990
HUB International, Ltd. FRS BTL-B 3.26% (3 ML+3.00%) due 04/25/2025	397,696	386,958

		776,072

Security Description	Principal Amount(19)	Value (Note 2)

Insurance - Property/Casualty — 0.1%
AmWINS Group, Inc. FRS BTL coupon TBD due 01/25/2024	$330,000	$327,112
Asurion LLC FRS BTL-B6 3.16% (1 ML+3.00%) due 11/03/2023	371,768	364,930
Asurion LLC FRS 2nd Lien 6.66% (1 ML+6.50%) due 08/04/2025	15,723	15,746
Asurion LLC FRS 2nd Lien Coupon TBD due 08/04/2025	150,000	150,224
Sedgwick Claims Management Services, Inc. FRS BTL 3.41% (1 ML+3.25%) due 12/31/2025	319,668	308,213

		1,166,226

Internet Financial Services — 0.1%
ION Trading Finance, Ltd. FRS BTL 5.07% (3 ML+4.00%) due 11/21/2024	447,846	437,582

Investment Management/Advisor Services — 0.1%
Advisor Group Holdings, Inc. FRS BTL-B 5.16% (1 ML+5.00%) due 07/31/2026	414,915	396,503

Machinery - Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	262,526	257,744

Machinery - General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.57% (3 ML+4.25%) due 07/30/2027	364,525	360,778

Machinery - Pumps — 0.0%
STS Operating, Inc. FRS BTL 5.25% (1 ML+4.25%) due 12/11/2024	354,739	321,039

Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.91% (1 ML+3.75%) due 10/10/2025	740,242	535,134

Medical Products — 0.0%
VVC Holding Corp. FRS BTL-B 4.82% (3 ML+4.50%) due 02/11/2026	162,212	160,793
VVC Holding Corp. FRS BTL-B coupon TBD due 02/11/2026	167,788	166,320

		327,113

118

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

LOANS (continued)
Medical - Drugs — 0.1%
Akorn, Inc. FRS BTL-B 15.50% (1 ML+14.50%) due 04/16/2021(14)	$366,839	$323,047
Alphabet Holding Co., Inc. FRS 1st Lien 3.66% (1 ML+3.50%) due 09/26/2024	440,932	429,358
Bausch Health Americas, Inc. FRS BTL 2.93% (1 ML+2.75%) due 11/27/2025	233,645	228,534
Bausch Health Americas, Inc. FRS BTL 3.18% (1 ML+3.00%) due 06/02/2025	44,090	43,284

		1,024,223

Medical - Generic Drugs — 0.1%
Amneal Pharmaceuticals LLC FRS BTL-B 3.69% (1 ML+3.50%) due 05/04/2025	315,135	295,045
Endo Luxembourg Finance Co. I SARL FRS BTL-B coupon TBD due 04/29/2024	357,000	343,791

		638,836

Medical - Hospitals — 0.0%
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.91% (1 ML+3.75%) due 11/17/2025	335,619	328,383

Metal Processors & Fabrication — 0.1%
Crosby US Acquisition Corp. FRS BTL-B 4.93% (1 ML+4.75%) due 06/26/2026	288,644	268,680
SEI Holdings I Corp. FRS 1st Lien 5.07% (3 ML+4.00%) due 03/27/2021	145,454	137,090

		405,770

Miscellaneous Manufacturing — 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 8.50% (3 ML+7.50%) due 12/01/2025	338,000	327,578

Multimedia — 0.0%
EW Scripps Co. FRS BTL-B2 2.66% (1 ML+2.50%) due 05/01/2026	249,291	242,124

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 4.00% (1 ML+3.00%) due 05/30/2025	270,902	268,320
GFL Environmental, Inc. FRS BTL 4.00% (3 ML+3.00%) due 05/30/2025	48,474	48,012

		316,332

Security Description	Principal Amount(19)	Value (Note 2)

Oil Companies - Exploration & Production — 0.0%
Osum Production Corp. FRS BTL 8.50% (3 ML+7.50%) due 07/31/2022	$370,749	$318,845

Oil Field Machinery & Equipment — 0.1%
Hi-Crush, Inc. FRS DIP Delayed Draw 0.50% (3 ML+0.50%) due 01/14/2021(12)(20)	300,269	300,269
Hi-Crush, Inc. FRS DIP 12.00% (1 ML+11.00%) due 01/14/2021(12)(21)	315,195	315,195

		615,464

Oil - Field Services — 0.0%
Apergy Corp. FRS BTL 6.00% (3 ML+5.00%) due 05/28/2027	322,818	321,607

Pharmacy Services — 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	10,444	10,250
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024	254,712	249,990
HC Group Holdings II, Inc. FRS BTL-B 4.66% (1 ML+4.50%) due 08/06/2026	367,088	365,558

		625,798

Pipelines — 0.1%
Blackstone CQP Holdco LP FRS BTL-B 3.81% (3 ML+3.50%) due 09/30/2024	411,290	403,270
Hercules Merger Sub LLC FRS BTL-B 2.91% (1 ML+2.75%) due 11/01/2026	446,453	438,081
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	383,753	355,931

		1,197,282

Protection/Safety — 0.0%
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (1 ML+3.25%) due 09/23/2026	127,956	127,422
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (3 ML+3.25%) due 09/23/2026	58,875	58,629
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (6 ML+3.25%) due 09/23/2026	58,875	58,629

119

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Principal Amount(19)	Value (Note 2)

LOANS (continued)
Protection/Safety (continued)
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (1 YR+3.25%) due 09/23/2026	$117,750	$117,259

		361,940

Publishing - Periodicals — 0.1%
Meredith Corp. FRS BTL-B2 2.67% (1 ML+2.50%) due 01/31/2025	373,385	358,508
Nielsen Finance LLC FRS BTL-B4 2.16% (1 ML+2.00%) due 10/04/2023	383,704	374,484

		732,992

Quarrying — 0.1%
US Silica Co. FRS BTL-B 5.00% (1 ML+4.00%) due 05/01/2025	470,165	374,621

Real Estate Investment Trusts — 0.0%
Claros Mtg. Trust, Inc. FRS BTL-B 3.41% (1 ML+3.25%) due 08/09/2026	138,235	130,632
Claros Mtg. Trust, Inc. FRS BTL-B coupon TBD due 08/09/2026	96,765	91,443

		222,075

Real Estate Management/Services — 0.0%
Cushman & Wakefield FRS BTL 2.91% (1 ML+2.75%) due 08/21/2025	389,495	371,968

Research & Development — 0.1%
PAREXEL International Corp. FRS BTL 2.91% (1 ML+2.75%) due 09/27/2024	411,267	397,798

Resorts/Theme Parks — 0.1%
Motion Finco SARL FRS BTL-B 4.32% (6 ML+3.25%) due 11/12/2026	195,917	181,223
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 3.75% (1 ML+3.00%) due 03/31/2024	363,383	339,763

		520,986

Retail - Petroleum Products — 0.1%
EG America LLC FRS BTL 5.07% (6 ML+4.00%) due 02/07/2025	388,339	375,857

Retail - Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML+2.75%) due 02/05/2025	357,891	344,135

Security Description	Principal Amount(19)	Value (Note 2)

Retail - Restaurants (continued)
Whatabrands LLC FRS BTL-B 2.91% (1 ML+2.75%) due 07/31/2026	$329,173	$320,285
Wok Holdings, Inc. FRS BTL 6.41% (1 ML+6.25%) due 03/01/2026	352,431	236,129

		900,549

Retail - Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 6.07% (3 ML+5.00%) due 09/25/2024	553,832	550,994

Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	296,851	292,695

Satellite Telecom — 0.1%
Connect Finco SARL FRS BTL-B 5.50% (1 ML+4.50%) due 12/11/2026	307,230	298,397
Intelsat Jackson Holdings SA FRS DIP 3.60% (3 ML+3.60%) due 07/13/2022(20)	36,675	37,195
Intelsat Jackson Holdings SA FRS DIP 6.50% (3 ML+5.50%) due 07/13/2022	36,675	37,195
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(15)	355,000	357,367
Iridium Satellite LLC FRS BTL-B 4.75% (1 ML+3.75%) due 11/04/2026	383,440	384,239

		1,114,392

Telecom Services — 0.1%
UPC Broadband Holdings FRS coupon TBD due 01/31/2029	135,692	134,097
West Corp. FRS BTL-B1 4.50% (3 ML+3.50%) due 10/10/2024	390,613	344,995

		479,092

Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL-B 3.41% (1 ML+3.25%) due 04/06/2026	275,691	269,488

Telephone - Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 2.41% (1 ML+2.25%) due 03/15/2027	302,609	291,876

120

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares/ Principal Amount(19)	Value (Note 2)

LOANS (continued)
Telephone - Integrated (continued)
Level 3 Financing, Inc. FRS BTL-B 1.91% (1 ML+1.75%) due 03/01/2027	$293,475	$283,990
Zayo Group Holdings, Inc. FRS BTL 3.16% (1 ML+3.00%) due 03/09/2027	309,235	299,817

		875,683

Television — 0.0%
Ion Media Networks, Inc. FRS BTL-B1 3.19% (1 ML+3.00%) due 12/18/2024	367,605	356,270

Theaters — 0.2%
AMC Entertainment Holdings, Inc. FRS BTL-B 4.08% (3 ML+3.00%) due 04/22/2026	434,911	335,697
Cineworld, Ltd. FRS BTL 3.32% (3 ML+2.25%) due 02/28/2025	386,732	302,135
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.91% (1 ML+2.75%) due 05/18/2025	1,727,487	1,387,172

		2,025,004

Transactional Software — 0.0%
Solera LLC FRS BTL-B 2.91% (1 ML+2.75%) due 03/03/2023	844	828
Solera LLC FRS BTL-B 2.94% (2 ML+2.75%) due 03/03/2023	322,468	316,220

		317,048

Transport-Truck — 0.1%
Pods LLC FRS 1st Lien 3.75% (1 ML+2.75%) due 12/06/2024	410,609	402,910

Total Loans
(cost $49,844,088)		45,870,153

COMMON STOCKS — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc.†(12)(13)	407,576	31,791

Television — 0.0%
ION Media Networks, Inc.†(12)(13)	316	200,852

Total Common Stocks
(cost $134,503)		232,643

PREFERRED SECURITIES — 0.0%
Building Products - Air & Heating — 0.0%
API Heat Transfer, Inc. Class A 8.63%†(12)(13)	86,869	6,114

Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,075	182,464

Security Description	Shares/ Principal Amount(19)		Value (Note 2)

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series 8.38%†		$2,592	$24,080

Total Preferred Securities
(cost $303,765)			212,658

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Auto - Cars/Light Trucks — 0.2%
Volkswagen International Finance NV 3.38% due 06/27/2024(5)	EUR	300,000	361,048
Volkswagen International Finance NV 3.75% due 03/24/2021(5)	EUR	850,000	1,021,095

			1,382,143

Banks - Commercial — 0.0%
Barclays Bank PLC FRS 0.35% (3 ME+0.71%) due 12/15/2020(5)	EUR	300,000	296,087

Banks - Money Center — 0.1%
National Westminster Bank PLC FRS 1.72% (3 ME + 2.15%) due 10/05/2020(5)	EUR	900,000	971,984

Banks - Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086		$136,000	177,496

Building & Construction - Misc. — 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(5)		485,000	494,700

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(5)		480,000	512,400
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(5)		245,000	279,342
Societe Generale SA 7.88% due 12/18/2023*(5)		551,000	595,769

			1,387,511

Electric - Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		327,000	337,034

Electric - Integrated — 0.1%
CMS Energy Corp. 4.75% due 06/01/2050		199,000	217,028
Dominion Resources, Inc. 5.75% due 10/01/2054		130,000	138,926
Enel SpA 3.50% due 05/24/2080	EUR	575,000	729,055

			1,085,009

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,237,650

Gas - Distribution — 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	850,000	1,020,691

Insurance - Life/Health — 0.1%
Credit Agricole Assurances SA 4.75% due 09/27/2048	EUR	300,000	433,396
Prudential Financial, Inc. 5.63% due 06/15/2043		342,000	366,105

121

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares/ Principal Amount(19)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance - Life/Health (continued)
Prudential Financial, Inc. 5.70% due 09/15/2048		$142,000	$163,774
Voya Financial, Inc. 4.70% due 01/23/2048		218,000	219,090

			1,182,365

Insurance - Multi-line — 0.1%
Ageas Sub. Notes 3.25% due 07/02/2049	EUR	300,000	387,988
Allianz SE 4.75% due 10/23/2024(5)	EUR	600,000	800,448

			1,188,436

Insurance - Mutual — 0.0%
Liberty Mutual Group, Inc. 3.63% due 05/23/2059	EUR	350,000	415,337

Metal - Aluminum — 0.1%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(5)		800,000	812,000

Metal - Diversified — 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(5)		500,000	515,250

Oil Companies - Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(5)		349,000	381,178

Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(5)		146,000	58,400
Enterprise Products Operating LLC 5.25% due 08/16/2077		105,000	100,800

			159,200

Real Estate Investment Trusts — 0.2%
Unibail-Rodamco-Westfield SE 2.13% due 07/25/2023(5)	EUR	1,500,000	1,600,003

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060		438,000	460,079

Transport - Rail — 0.1%
CRCC Chengan, Ltd. 3.97% due 06/27/2024(5)		1,000,000	1,032,507

Total Preferred Securities/Capital Securities (cost $15,412,593)			16,136,660

ESCROWS AND LITIGATION TRUSTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(12)(15)(16)		25,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.05% due 01/15/2015†*(12)(15)(16)		560,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(12)		262,396	1,811
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		97,000	1,164
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(12)		111,000	11

Security Description	Shares/ Principal Amount(19)	Value (Note 2)

ESCROWS AND LITIGATION TRUSTS (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(12)	$143,000	$14
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(12)	101,000	10

Total Escows and Litigation Trusts
(cost $844,261)		3,010

Total Long-Term Investment Securities
(cost $854,173,459)		886,200,182

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(17)	39,771,127	39,771,127
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(6)(17)	12,876,862	12,876,862

Total Short-Term Investment Securities
(cost $52,647,989)		52,647,989

TOTAL INVESTMENTS
(cost $906,821,448)(7)	101.2%	938,848,171
Liabilities in excess of other assets	(1.2)	(11,442,662)

NET ASSETS	100.0%	$927,405,509

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2020, the aggregate value of these securities was $290,247,886 representing 31.3% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)

At August 31, 2020, the Fund had loaned securities with a total value of $12,591,076. This was secured by collateral of $12,876,862, which was received in cash and subsequently invested in short-term investments currently valued at $12,876,862 as reported in the Portfolio of Investments.

(7)	See Note 5 for cost of investments on a tax basis.
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2020.
(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(12)	Securities classified as Level 3 (see Note 2).

122

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2020, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Loans

API Heat Transfer ThermaSys Corp.
12.00% due 12/31/2023	2/28/2019	378,402	$378,402
	3/31/2020	12,382	12,382
	6/30/2020	6,373	6,373
	6/30/2020	5,926	5,926

		403,083	403,083	$305,577	$75.81	0.03%

RentPath LLC
1.61% due 12/17/2022	6/4/2015	802,597	792,226
	7/20/2015	400,000	395,053
	2/14/2017	41,000	39,390
	7/13/2017	935,000	921,187

		2,178,597	2,147,856	217,860	10.00	0.02

Travelport Finance Luxembourg SARL
6.07% due 05/29/2026	6/1/2019	474,947	467,102	316,632	66.67	0.03
Common Stocks

API Heat Transfer, Inc.	12/31/2018	407,576	134,500	31,791	0.08	0.00
ION Media Networks, Inc.	03/05/2014	316	3	200,852	635.61	0.02
Preferred Securities

API Heat Transfer, Inc.
Class A	12/31/2018	86,869	86,869	6,114	0.07	0.00

				$1,078,826		0.10%

(14)

PIK (“Payment-in-Kind”) security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 14.75%. The security is also currently paying interest in the form of additional loans at 0.75%.

(15)	Company has filed for bankruptcy protection.
(16)	Security in default of interest and principal at maturity.
(17)	The rate shown is the 7-day yield as of August 31, 2020.
(18)	Security in default of interest
(19)	Denominated in United States Dollars unless otherwise indicated.
(20)	All or a portion of this holding is subject to unfunded loan commitments (See Note 12)
(21)

PIK (“Payment-in-Kind”) security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

BTL—Bank Term Loan

DIP—Debtor in Possession

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities	purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TBD—Senior

loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2020 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR—Euro Currency

GBP—British Pound

Index Legend

3 ME—3 Month Euribor

1 ML—1 Month USD LIBOR

2 ML—2 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1YR—1 Year USD LIBOR

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	30,505,000	USD	34,752,817	09/24/2020	$–	$(1,668,246)
	EUR	13,343,100	USD	15,324,971	11/19/2020	–	(624,696)
	GBP	5,878,000	USD	7,486,845	09/24/2020	–	(371,824)
	USD	2,314,030	EUR	1,955,000	09/24/2020	20,118	–
	USD	23,574	GBP	18,000	09/24/2020	491	–

Unrealized Appreciation/(Depreciation)						$20,609	$(2,664,766)

EUR—Euro Currency

GBP—British Pound

USD—United States Dollar

123

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$19,929,943	$—	$19,929,943
U.S. Corporate Bonds & Notes	—	364,705,958	—	364,705,958
Foreign Corporate Bonds & Notes	—	140,235,003	—	140,235,003
Foreign Government Obligations	—	147,272,177	—	147,272,177
U.S. Government Agencies	—	149,689,303	—	149,689,303
U.S. Government Treasuries	—	1,912,674	—	1,912,674
Loans:
Building Products - Air & Heating	—	—	305,577	305,577
E-Commerce/Services	—	—	217,860	217,860
Oil Field Machinery & Equipment	—	—	615,464	615,464
Other Industries	—	44,731,252	—	44,731,252
Common Stocks :
Building Produsts - Air & Heating	—	—	31,791	31,791
Television	—	—	200,852	200,852
Preferred Securities:
Building Products - Air & Heating	—	—	6,114	6,114
Other Industries	206,544	—	—	206,544
Preferred Securities/Capital Securities	—	16,136,660	—	16,136,660
Escows and Litigation Trusts	—	1,164	1,846	3,010
Short-Term Investment Securities	52,647,989	—	—	52,647,989

Total Investments at Value	$52,854,533	$884,614,134	$1,379,504	$938,848,171

Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$20,609	$—	$20,609

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$2,664,766	$—	$2,664,766

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

124

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2020 (unaudited)

Industry Allocation*

Applications Software	8.6%
Web Portals/ISP	5.1
Finance — Credit Card	4.9
Electronic Components — Semiconductors	4.6
Commercial Services — Finance	3.9
Cosmetics & Toiletries	3.3
Medical — Biomedical/Gene	3.0
Diagnostic Equipment	2.6
Real Estate Investment Trusts	2.3
Retail — Building Products	2.2
Telephone — Integrated	2.1
Beverages — Non-alcoholic	2.1
Electric — Integrated	1.9
Medical — Drugs	1.8
Diversified Manufacturing Operations	1.6
Medical Products	1.6
Electronic Forms	1.5
Internet Content — Entertainment	1.4
Multimedia	1.4
Banks — Super Regional	1.3
Data Processing/Management	1.3
Industrial Gases	1.3
Finance — Other Services	1.2
Networking Products	1.2
Food — Misc./Diversified	1.2
Enterprise Software/Service	1.1
Investment Management/Advisor Services	1.1
Electronic Measurement Instruments	1.1
Semiconductor Components — Integrated Circuits	1.1
Computers	1.1
Retail — Restaurants	1.0
Medical — HMO	1.0
Insurance — Multi-line	1.0
Computers — Memory Devices	0.9
Medical Labs & Testing Services	0.9
E-Commerce/Services	0.9
Oil Companies — Exploration & Production	0.9
Retail — Discount	0.8
Transport — Services	0.8
Banks — Fiduciary	0.8
Insurance Brokers	0.8
Pipelines	0.8
Banks — Commercial	0.7
Transport — Rail	0.7
Insurance — Life/Health	0.7
E-Commerce/Products	0.7
Insurance — Property/Casualty	0.6
Electric Products — Misc.	0.6
Electric — Distribution	0.6
Machinery — Construction & Mining	0.6
Auto — Heavy Duty Trucks	0.6
Airlines	0.6
Semiconductor Equipment	0.6
Non — Hazardous Waste Disposal	0.5
Machinery — Farming	0.5
Medical — Hospitals	0.5
Entertainment Software	0.5
Chemicals — Specialty	0.5
Water	0.5
Retail — Major Department Stores	0.5
Consulting Services	0.4
Consumer Products — Misc.	0.4
Repurchase Agreements	0.4
Decision Support Software	0.4
Computer Aided Design	0.3
Retail — Auto Parts	0.3
U.S. Government Treasuries	0.3
Finance — Investment Banker/Broker	0.3
Oil — Field Services	0.3
Distribution/Wholesale	0.3

Food — Retail	0.3
Drug Delivery Systems	0.3
Containers — Paper/Plastic	0.3
Retail — Drug Store	0.2
Building Products — Air & Heating	0.2
Dialysis Centers	0.2
Steel — Producers	0.2
Oil Refining & Marketing	0.2
Building Products — Cement	0.2
Chemicals — Diversified	0.2
Advertising Agencies	0.2
Machinery — General Industrial	0.2
Containers — Metal/Glass	0.2
Food — Meat Products	0.2
Respiratory Products	0.2
Diagnostic Kits	0.2
Office Automation & Equipment	0.2
Wireless Equipment	0.2
Industrial Automated/Robotic	0.2
Retail — Apparel/Shoe	0.2
Electronic Connectors	0.2
Dental Supplies & Equipment	0.2
Disposable Medical Products	0.2
Instruments — Scientific	0.2
Computer Software	0.1
Paper & Related Products	0.1
Web Hosting/Design	0.1
Food — Confectionery	0.1
Medical Information Systems	0.1
Tools — Hand Held	0.1
Medical — Generic Drugs	0.1
Broadcast Services/Program	0.1
Instruments — Controls	0.1
Cable/Satellite TV	0.1
Apparel Manufacturers	0.1
Retail — Consumer Electronics	0.1
Commercial Services	0.1
Retail — Jewelry	0.1
Internet Brokers	0.1

100.0%

*	Calculated as a percentage of net assets

125

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	9,505	$168,809
Omnicom Group, Inc.#	23,366	1,263,867

		1,432,676

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,612	85,230

Airlines — 0.6%
American Airlines Group, Inc.	7,218	94,195
Delta Air Lines, Inc.	47,462	1,464,203
Southwest Airlines Co.	60,778	2,284,037
United Airlines Holdings, Inc.†	11,292	406,512

		4,248,947

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.#	11,471	175,391
PVH Corp.	1,825	101,762
Ralph Lauren Corp.	3,547	244,140
Under Armour, Inc., Class C†	13,248	117,245

		638,538

Applications Software — 8.6%
Intuit, Inc.	10,565	3,649,045
Microsoft Corp.	257,400	58,051,422
ServiceNow, Inc.†	5,236	2,523,857

		64,224,324

Auto - Heavy Duty Trucks — 0.6%
Cummins, Inc.	9,851	2,041,620
PACCAR, Inc.	27,040	2,321,113

		4,362,733

Banks - Commercial — 0.7%
Citizens Financial Group, Inc.	13,523	349,840
First Republic Bank	4,983	562,631
M&T Bank Corp.	3,281	338,796
Regions Financial Corp.	5,340	61,730
Truist Financial Corp.	104,017	4,036,900

		5,349,897

Banks - Fiduciary — 0.8%
Bank of New York Mellon Corp.	75,271	2,783,522
Northern Trust Corp.	15,024	1,230,315
State Street Corp.	25,591	1,742,491

		5,756,328

Banks - Super Regional — 1.3%
PNC Financial Services Group, Inc.	43,959	4,888,241
US Bancorp	132,510	4,823,364

		9,711,605

Beverages - Non-alcoholic — 2.1%
Monster Beverage Corp.†	18,097	1,517,615
PepsiCo, Inc.	99,156	13,887,789

		15,405,404

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	38,510	849,723

Building Products - Air & Heating — 0.2%
Johnson Controls International PLC	44,070	1,794,971

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.	3,682	746,967
Vulcan Materials Co.	7,252	870,240

		1,617,207

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.1%
DISH Network Corp., Class A†	19,189	$681,593

Chemicals - Diversified — 0.2%
LyondellBasell Industries NV, Class A	2,477	162,194
PPG Industries, Inc.	10,807	1,301,163

		1,463,357

Chemicals - Specialty — 0.5%
Ecolab, Inc.	15,832	3,120,171
International Flavors & Fragrances, Inc.	3,284	406,526

		3,526,697

Commercial Services — 0.1%
Cintas Corp.	1,279	426,214
Nielsen Holdings PLC	7,227	110,429

		536,643

Commercial Services - Finance — 3.9%
Automatic Data Processing, Inc.	25,099	3,491,020
IHS Markit, Ltd.	20,739	1,657,461
MarketAxess Holdings, Inc.	1,398	679,344
Moody’s Corp.	17,172	5,059,558
PayPal Holdings, Inc.†	49,780	10,162,089
S&P Global, Inc.	21,229	7,778,730

		28,828,202

Computer Aided Design — 0.3%
Autodesk, Inc.†	8,290	2,036,853
Synopsys, Inc.†	2,232	493,942

		2,530,795

Computer Data Security — 0.0%
Fortinet, Inc.†	2,423	319,848

Computer Software — 0.1%
Akamai Technologies, Inc.†	4,082	475,267
Citrix Systems, Inc.	4,229	614,051

		1,089,318

Computers — 1.1%
Hewlett Packard Enterprise Co.	413,788	4,001,330
HP, Inc.	205,421	4,015,981

		8,017,311

Computers - Memory Devices — 0.9%
NetApp, Inc.	44,309	2,099,803
Seagate Technology PLC	69,036	3,313,038
Western Digital Corp.	39,462	1,516,130

		6,928,971

Consulting Services — 0.4%
Verisk Analytics, Inc.	17,605	3,286,325

Consumer Products - Misc. — 0.4%
Clorox Co.	3,094	691,509
Kimberly - Clark Corp.	14,938	2,356,619

		3,048,128

Containers - Metal/Glass — 0.2%
Ball Corp.	16,532	1,328,677

Containers - Paper/Plastic — 0.3%
Amcor PLC	58,256	644,311
Packaging Corp. of America	4,252	430,473
WestRock Co.	25,922	786,214

		1,860,998

126

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cosmetics & Toiletries — 3.3%
Colgate - Palmolive Co.	49,814	$3,948,258
Coty, Inc., Class A	19,155	68,575
Estee Lauder Cos., Inc., Class A	13,834	3,067,274
Procter & Gamble Co.	127,416	17,625,455

		24,709,562

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	32,891	4,961,607
Fiserv, Inc.†	34,630	3,448,456
Paychex, Inc.	17,005	1,300,372

		9,710,435

Decision Support Software — 0.4%
MSCI, Inc.	7,561	2,822,294

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	2,026	601,682
DENTSPLY SIRONA, Inc.	11,914	534,581

		1,136,263

Diagnostic Equipment — 2.6%
Danaher Corp.	45,728	9,441,460
Thermo Fisher Scientific, Inc.	22,633	9,709,105

		19,150,565

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,224	1,260,777

Dialysis Centers — 0.2%
DaVita, Inc.†	20,423	1,771,899

Disposable Medical Products — 0.2%
Teleflex, Inc.	2,881	1,132,089

Distribution/Wholesale — 0.3%
Fastenal Co.	20,467	1,000,018
LKQ Corp.†	14,348	455,405
WW Grainger, Inc.	1,676	612,461

		2,067,884

Diversified Manufacturing Operations — 1.6%
Eaton Corp. PLC	38,561	3,937,078
Illinois Tool Works, Inc.	27,229	5,379,089
Parker - Hannifin Corp.	7,679	1,581,951
Trane Technologies PLC	10,837	1,282,992

		12,181,110

Drug Delivery Systems — 0.3%
DexCom, Inc.†	4,435	1,886,693

E-Commerce/Products — 0.7%
eBay, Inc.	89,095	4,880,624

E-Commerce/Services — 0.9%
Booking Holdings, Inc.†	2,980	5,693,141
Expedia Group, Inc.	10,762	1,056,290

		6,749,431

Electric Products - Misc. — 0.6%
AMETEK, Inc.	13,308	1,340,116
Emerson Electric Co.	49,303	3,425,079

		4,765,195

Electric - Distribution — 0.6%
Consolidated Edison, Inc.	64,730	4,617,838

Electric - Integrated — 1.9%
AES Corp.	10,162	180,376
Alliant Energy Corp.	18,341	993,165

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
CMS Energy Corp.	29,168	$1,764,372
Eversource Energy	41,614	3,566,736
FirstEnergy Corp.	43,473	1,242,893
PPL Corp.	49,665	1,372,244
WEC Energy Group, Inc.	55,252	5,198,108

		14,317,894

Electronic Components - Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	46,154	4,191,706
Broadcom, Inc.	15,189	5,272,861
Microchip Technology, Inc.	5,598	614,101
Micron Technology, Inc.†	44,130	2,008,356
NVIDIA Corp.	24,865	13,302,278
Texas Instruments, Inc.	55,376	7,871,699
Xilinx, Inc.	7,133	742,973

		34,003,974

Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,680	513,864
TE Connectivity, Ltd.	6,689	646,157

		1,160,021

Electronic Forms — 1.5%
Adobe, Inc.†	22,289	11,442,950

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	22,599	2,269,391
Fortive Corp.	16,888	1,217,794
Keysight Technologies, Inc.†	4,540	447,281
Roper Technologies, Inc.	10,402	4,443,630

		8,378,096

Enterprise Software/Service — 1.1%
Salesforce.com, Inc.†	31,118	8,484,323

Entertainment Software — 0.5%
Activision Blizzard, Inc.	24,315	2,030,789
Electronic Arts, Inc.†	9,159	1,277,405
Take - Two Interactive Software, Inc.†	1,931	330,568

		3,638,762

Finance - Credit Card — 4.9%
American Express Co.	45,240	4,595,932
Mastercard, Inc., Class A	39,671	14,209,755
Visa, Inc., Class A	82,237	17,433,422

		36,239,109

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	63,292	2,248,765

Finance - Other Services — 1.2%
Cboe Global Markets, Inc.	5,197	477,033
CME Group, Inc.	18,399	3,235,832
Intercontinental Exchange, Inc.	42,157	4,478,338
Nasdaq, Inc.	8,020	1,078,048

		9,269,251

Food - Confectionery — 0.1%
J.M. Smucker Co.	8,538	1,026,097

Food - Meat Products — 0.2%
Hormel Foods Corp.#	25,611	1,305,649

127

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 1.2%
Campbell Soup Co.	9,220	$485,064
General Mills, Inc.	41,433	2,649,640
Kellogg Co.	20,331	1,441,671
Kraft Heinz Co.	75,062	2,630,173
Lamb Weston Holdings, Inc.	281	17,661
McCormick & Co., Inc.	7,837	1,615,990

		8,840,199

Food - Retail — 0.3%
Kroger Co.	55,308	1,973,389

Gas - Distribution — 0.0%
NiSource, Inc.	11,022	244,248

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	5,132	1,183,080

Industrial Gases — 1.3%
Air Products & Chemicals, Inc.	12,199	3,565,280
Linde PLC	24,098	6,018,234

		9,583,514

Instruments - Controls — 0.1%
Mettler - Toledo International, Inc.†	824	799,923

Instruments - Scientific — 0.2%
PerkinElmer, Inc.	2,646	311,487
Waters Corp.†	3,664	792,377

		1,103,864

Insurance Brokers — 0.8%
Aon PLC, Class A	9,365	1,872,906
Marsh & McLennan Cos., Inc.	26,059	2,994,440
Willis Towers Watson PLC	3,901	801,773

		5,669,119

Insurance - Life/Health — 0.7%
Aflac, Inc.	70,731	2,568,950
Prudential Financial, Inc.	35,440	2,401,769

		4,970,719

Insurance - Multi-line — 1.0%
Allstate Corp.	25,756	2,395,308
Chubb, Ltd.	33,290	4,161,250
Hartford Financial Services Group, Inc.	4,755	192,340
Loews Corp.	12,586	451,334

		7,200,232

Insurance - Property/Casualty — 0.6%
Progressive Corp.	24,803	2,357,277
Travelers Cos., Inc.	20,956	2,431,734

		4,789,011

Internet Brokers — 0.1%
E*TRADE Financial Corp.	8,629	466,829

Internet Content - Entertainment — 1.4%
Netflix, Inc.†	18,291	9,686,182
Twitter, Inc.†	24,412	990,639

		10,676,821

Internet Security — 0.0%
NortonLifeLock, Inc.	11,335	266,599

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 1.1%
BlackRock, Inc.	9,745	$5,790,382
Franklin Resources, Inc.	22,899	482,253
Invesco, Ltd.	16,597	169,289
T. Rowe Price Group, Inc.	14,259	1,984,995

		8,426,919

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	30,805	4,383,860

Machinery - Farming — 0.5%
Deere & Co.	18,595	3,906,066

Machinery - General Industrial — 0.2%
Otis Worldwide Corp.	15,362	966,270
Westinghouse Air Brake Technologies Corp.	6,437	428,382

		1,394,652

Machinery - Pumps — 0.0%
Ingersoll Rand, Inc.†	9,563	335,279

Medical Information Systems — 0.1%
Cerner Corp.	13,674	1,003,261

Medical Labs & Testing Services — 0.9%
IQVIA Holdings, Inc.†	9,874	1,616,868
Laboratory Corp. of America Holdings†	14,699	2,583,349
Quest Diagnostics, Inc.	24,463	2,721,264

		6,921,481

Medical Products — 1.6%
ABIOMED, Inc.†	830	255,325
Baxter International, Inc.	37,020	3,223,331
Cooper Cos., Inc.	3,210	1,009,160
Henry Schein, Inc.†	23,360	1,552,038
Hologic, Inc.†	19,707	1,176,902
STERIS PLC	4,321	689,805
Stryker Corp.	17,956	3,558,161
Varian Medical Systems, Inc.†	2,984	518,231

		11,982,953

Medical - Biomedical/Gene — 3.0%
Alexion Pharmaceuticals, Inc.†	8,959	1,023,297
Amgen, Inc.	27,198	6,889,797
Biogen, Inc.†	7,494	2,155,574
Gilead Sciences, Inc.	58,067	3,875,972
Illumina, Inc.†	5,569	1,989,358
Incyte Corp.†	7,564	728,792
Regeneron Pharmaceuticals, Inc.†	3,870	2,399,129
Vertex Pharmaceuticals, Inc.†	12,505	3,490,396

		22,552,315

Medical - Drugs — 1.8%
AbbVie, Inc.	64,098	6,138,666
Bristol - Myers Squibb Co. CVR†	29,832	79,950
Zoetis, Inc.	44,784	7,169,918

		13,388,534

Medical - Generic Drugs — 0.1%
Perrigo Co. PLC	17,287	904,110

Medical - HMO — 1.0%
Centene Corp.†	43,413	2,662,085
Humana, Inc.	10,979	4,558,152

		7,220,237

128

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Hospitals — 0.5%
HCA Healthcare, Inc.	27,156	$3,685,612

Multimedia — 1.4%
Walt Disney Co.	77,849	10,265,948

Networking Products — 1.2%
Cisco Systems, Inc.	219,123	9,251,373

Non - Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	13,264	1,229,838
Waste Management, Inc.	24,896	2,838,144

		4,067,982

Office Automation & Equipment — 0.2%
Xerox Holdings Corp.	66,470	1,253,624

Oil Companies - Exploration & Production — 0.9%
Apache Corp.	3,100	45,880
Cabot Oil & Gas Corp.	22,110	419,427
Concho Resources, Inc.	14,466	751,943
Devon Energy Corp.	27,830	302,512
Diamondback Energy, Inc.	10,790	420,378
EOG Resources, Inc.	36,250	1,643,575
Hess Corp.	21,507	990,182
Marathon Oil Corp.	83,632	441,577
Noble Energy, Inc.	14,615	145,419
Occidental Petroleum Corp.	52,735	671,844
Pioneer Natural Resources Co.	10,673	1,109,245

		6,941,982

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	22,161	265,932

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	14,963	357,167
Valero Energy Corp.	24,268	1,276,254

		1,633,421

Oil - Field Services — 0.3%
Baker Hughes Co.	22,611	322,885
Schlumberger, Ltd.	90,585	1,722,021
TechnipFMC PLC	12,983	99,969

		2,144,875

Paper & Related Products — 0.1%
International Paper Co.	29,619	1,074,281

Pipelines — 0.8%
Kinder Morgan, Inc.	191,175	2,642,038
ONEOK, Inc.	33,093	909,396
Williams Cos., Inc.	100,743	2,091,425

		5,642,859

Real Estate Investment Trusts — 2.3%
American Tower Corp.	19,717	4,912,491
AvalonBay Communities, Inc.	306	48,366
Crown Castle International Corp.	21,003	3,428,740
Digital Realty Trust, Inc.	5,767	897,634
Equinix, Inc.	2,635	2,081,070
Equity Residential	7,441	420,044
Prologis, Inc.	37,287	3,798,054
Public Storage	5,001	1,062,212
SBA Communications Corp.	2,418	740,077

		17,388,688

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	793	140,401

Security Description	Shares	Value (Note 2)

Respiratory Products — 0.2%
ResMed, Inc.	7,063	$1,276,849

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	12,750	1,161,270

Retail - Auto Parts — 0.3%
AutoZone, Inc.†	117	139,968
Genuine Parts Co.	9,392	886,981
O’Reilly Automotive, Inc.†	2,886	1,343,808

		2,370,757

Retail - Building Products — 2.2%
Home Depot, Inc.	40,605	11,574,049
Lowe’s Cos., Inc.	29,559	4,868,072

		16,442,121

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,614	622,649

Retail - Discount — 0.8%
Dollar General Corp.	13,474	2,720,131
Target Corp.	21,910	3,313,011

		6,033,142

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	47,591	1,809,410

Retail - Jewelry — 0.1%
Tiffany & Co.	4,240	519,400

Retail - Major Department Stores — 0.5%
TJX Cos., Inc.	62,132	3,404,212

Retail - Restaurants — 1.0%
Domino’s Pizza, Inc.	1,044	426,954
Starbucks Corp.	62,424	5,272,955
Yum! Brands, Inc.	18,084	1,733,352

		7,433,261

Semiconductor Components - Integrated Circuits — 1.1%
Analog Devices, Inc.	15,429	1,803,342
QUALCOMM, Inc.	53,692	6,394,717

		8,198,059

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	34,539	2,127,603
KLA Corp.	3,100	635,934
Lam Research Corp.	4,407	1,482,250

		4,245,787

Steel - Producers — 0.2%
Nucor Corp.	37,890	1,722,479

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	10,256	332,910

Telephone - Integrated — 2.1%
Verizon Communications, Inc.	263,564	15,621,438

Theaters — 0.0%
Live Nation Entertainment, Inc.†	3,501	198,857

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	6,144	991,027

Transport - Rail — 0.7%
CSX Corp.	35,721	2,731,227
Norfolk Southern Corp.	11,575	2,460,035

		5,191,262

129

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport-Services — 0.8%
United Parcel Service, Inc., Class B	35,699	$5,841,070

Water — 0.5%
American Water Works Co., Inc.	24,155	3,414,068

Web Hosting/Design — 0.1%
VeriSign, Inc.†	4,881	1,048,439

Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	23,089	37,624,218

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	7,720	1,194,670

Total Common Stocks
(cost $472,642,778)		739,923,543

Warrants — 0.0%
Oil Companies - Exploration & Production — 0.0%
Occidental Petroleum Corp. Expire 08/03/2027†
(cost $32,620)	6,590	19,440

Total Long-Term Investment Securities
(cost $472,675,398)		739,942,983

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.10%(1)(2)	235,423	235,423

U.S. Government Treasuries — 0.3%
United States Treasury Bills
0.12% due 10/08/2020(4)	$1,700,000	1,699,832
0.15% due 10/01/2020(4)	550,000	549,953

		2,249,785

Total Short-Term Investment Securities
(cost $2,485,141)		2,485,208

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/31/2020, to be repurchased 09/01/2020 in the amount of $2,960,000 collateralized by $3,021,700 of United States Treasury Notes, bearing interest at 0.13% due 08/15/2023 and having an approximate value of $3,019,269 (cost $2,960,000)	$2,960,000	$2,960,000

TOTAL INVESTMENTS
(cost $478,120,539)(3)	100.0%	745,388,191
Other assets less liabilities	0.0	51,511

NET ASSETS	100.0%	$745,439,702

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2020.
(2)

At August 31, 2020, the Fund had loaned securities with a total value of $2,408,537. This was secured by collateral of $235,423, which was received in cash and subsequently invested in short-term investments currently valued at $235,423 as reported in the Portfolio of Investments. Additional collateral of $2,264,225 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$428,239
Federal National Mtg. Assoc.	1.49% to 4.00%	01/25/2030 to 05/25/2050	794,571
Government National Mtg. Assoc.	2.50% to 2.70%	09/20/2046 to 05/16/2053	36,463
United States Treasury Bills	0.00%	09/24/2020 to 07/15/2021	41,717
United States Treasury Notes/Bonds	0.13% to 8.13%	09/15/2020 to 05/15/2049	963,235

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
37	Long	S&P 500 E-Mini Index	September 2020	$5,768,834	$6,472,965	$704,131

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

130

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$739,923,543	$—	$—	$739,923,543

Warrants	19,440	—	—	19,440
Short-Term Investment Securities:
Registered Investment Companies	235,423	—	—	235,423
U.S. Government Treasuries	—	2,249,785	—	2,249,785
Repurchase Agreements	—	2,960,000	—	2,960,000

Total Investments at Value	$740,178,406	$5,209,785	$—	$745,388,191

Other Financial Instruments:+

Futures Contracts	$704,131	$—	$—	$704,131

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

131

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2020

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS:
Investment at value (unaffiliated)*†	$–	$121,491,374	$–	$1,863,752,632	$135,690,367	$515,498,025	$608,428,781
Investment at value (affiliated)*†	612,545,989	–	339,889,247	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	–	–	295,000	22,258,000	9,185,000
Cash	205,629	993,127	72,768	469,398	778	27,023	923
Foreign cash*	–	–	–	–	–	305,254	146,849
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	51,244	45,982	140,876	1,064,732	85,209	155,418	10,768
Dividends and interest	–	91,534	–	12,177,350	2,828	6,720,254	1,562,071
Investments sold	–	–	–	5,049,919	–	–	967,924
Investments sold on an extended settlement basis	–	–	–	44,770	–	–	33,657
Securities lending income	–	33	–	3,707	–	4,073	8,965
Prepaid expenses and other assets	31,667	16,841	22,398	67,086	32,723	40,260	65,139
Due from investment adviser for expense reimbursements/fee waivers	21,139	15,110	17,093	29,739	69,223	34,893	12,386
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	612,855,668	122,654,001	340,142,382	1,882,659,333	136,176,128	545,043,200	620,422,463

LIABILITIES:
Payable for:
Fund shares reacquired	50	27,449	16,568	30,111	66,283	8,317	224,527
Investments purchased	51,194	–	124,308	3,900,583	–	396,356	229,759
Investments purchased on an extended settlement basis	–	–	–	67,611,961	–	1,196,054	–
Investment advisory and management fees	51,178	54,922	28,587	629,982	28,969	271,893	428,018
Administrative service fees	–	6,663	–	100,151	7,732	29,648	34,996
Shareholder services	–	24,964	–	375,211	28,969	111,075	131,109
Transfer agent fees and expenses	581	1,162	581	1,191	436	1,162	1,016
Trustees’ fees and expenses	25,437	9,357	16,648	57,211	24,354	32,358	54,596
Other accrued expenses	114,688	75,068	85,432	250,134	74,418	142,884	247,128
Accrued foreign tax on capital gains	–	–	–	–	–	–	115,661
Due to investment adviser	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	–	–	25,523,985	–	4,035,970	8,531,184
Variation margin on futures contracts	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Commitments (Note 12)	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	101,674	–

TOTAL LIABILITIES	243,128	199,585	272,124	98,480,520	231,161	6,327,391	9,997,994

NET ASSETS	$612,612,540	$122,454,416	$339,870,258	$1,784,178,813	$135,944,967	$538,715,809	$610,424,469

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$599,207	$65,761	$276,149	$1,494,010	$1,359,236	$720,882	$294,474
Additional paid in capital	566,939,781	80,294,914	315,501,089	1,614,771,381	134,593,588	525,496,109	456,939,365
Total accumulated earnings(loss)	45,073,552	42,093,741	24,093,020	167,913,422	(7,857)	12,498,818	153,190,630

NET ASSETS	$612,612,540	$122,454,416	$339,870,258	$1,784,178,813	$135,944,967	$538,715,809	$610,424,469

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	59,920,682	6,576,075	27,614,929	149,400,986	135,923,603	72,088,161	29,447,442
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.22	$18.62	$12.31	$11.94	$1.00	$7.47	$20.73

* Cost
Investments (unaffiliated)	$–	$79,467,087	$–	$1,777,715,564	$135,690,367	$499,954,012	$494,514,316

Investments (affiliated)	$592,937,386	$–	$325,608,474	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$305,714	$146,107

† Including securities on loan	$–	$–	$–	$26,761,977	$–	$4,424,328	$19,742,194

See Notes to Financial Statements

132

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2020 — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment at value (unaffiliated)*†	$261,583,077	$240,962,476	$724,360,322	$–	$205,890,704	$301,629,979	$938,848,171	$742,428,191
Investment at value (affiliated)*†	–	–	–	1,014,541,772	–	–	–	–
Repurchase agreements (cost equals market value)	–	494,000	1,780,000	–	–	5,497,000	–	2,960,000
Cash	607,723	473	32	6,721	6,128,408	32,956	1,490,605	562
Foreign cash*	–	154	53	–	–	–	20,882	–
Cash collateral for futures contracts	–	–	–	–	–	617,800	–	–
Due from broker	–	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	9,601	89,350	15,676	62,974	105,504	8,110	445,319	83,680
Dividends and interest	602,701	117,193	1,072,750	–	52,950	371,906	10,052,693	861,131
Investments sold	1,098,453	362,465	278,217	–	153,469	1,760,715	1,088,351	–
Investments sold on an extended settlement basis	–	–	–	–	–	–	797,786	–
Securities lending income	656	2,441	692	–	11,608	10,004	5,176	339
Prepaid expenses and other assets	41,955	24,642	82,831	46,195	20,127	57,342	59,313	71,758
Due from investment adviser for expense reimbursements/fee waivers	–	10,154	–	33,137	16,755	51,862	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	20,609	–

TOTAL ASSETS	263,944,166	242,063,348	727,590,573	1,014,690,799	212,379,525	310,037,674	952,828,905	746,405,661

LIABILITIES:
Payable for:
Fund shares reacquired	80,072	93,322	281,307	3,764	119,760	166,047	1,697	156,046
Investments purchased	1,779,718	383,531	2,330,018	59,210	648,495	2,239,013	2,289,364	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–	6,369,184	–
Investment advisory and management fees	109,715	150,455	433,351	85,001	143,342	171,512	388,680	153,949
Administrative service fees	14,642	13,737	41,062	–	11,604	17,173	51,985	41,092
Shareholder services	54,857	51,465	153,834	–	43,470	64,337	194,759	153,949
Transfer agent fees and expenses	1,162	1,016	1,307	581	1,162	1,016	1,597	785
Trustees’ fees and expenses	22,336	16,290	69,388	40,464	10,685	37,134	51,366	61,850
Other accrued expenses	98,388	89,884	176,562	150,607	87,044	169,988	196,192	152,658
Accrued foreign tax on capital gains	–	–	–	–	–	–	–	–
Due to investment adviser	–	–	4,160	–	36,645	–	–	–
Collateral upon return of securities loaned	700,793	–	–	–	780,633	5,001,815	12,876,862	235,423
Variation margin on futures contracts	–	–	–	–	–	46,080	–	10,175
Due to broker	–	–	–	–	–	3,547	–	32
Commitments (Note 12)	–	–	–	–	–	–	336,944	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	2,664,766	–

TOTAL LIABILITIES	2,861,683	799,700	3,490,989	339,627	1,882,840	7,917,662	25,423,396	965,959

NET ASSETS	$261,082,483	$241,263,648	$724,099,584	$1,014,351,172	$210,496,685	$302,120,012	$927,405,509	$745,439,702

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$141,356	$219,124	$470,668	$716,558	$102,715	$317,779	$811,437	$356,428
Additional paid in capital	261,606,928	189,943,342	712,660,362	931,571,853	139,499,878	323,931,811	894,954,717	449,313,349
Total accumulated earnings(loss)	(665,801)	51,101,182	10,968,554	82,062,761	70,894,092	(22,129,578)	31,639,355	295,769,925

NET ASSETS	$261,082,483	$241,263,648	$724,099,584	$1,014,351,172	$210,496,685	$302,120,012	$927,405,509	$745,439,702

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,135,646	21,912,377	47,066,795	71,655,846	10,271,453	31,777,903	81,143,680	35,642,839
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.47	$11.01	$15.38	$14.16	$20.49	$9.51	$11.43	$20.91

* Cost
Investments (unaffiliated)	$258,460,612	$217,142,135	$704,442,029	$–	$159,192,261	$307,368,531	$906,821,448	$475,160,539

Investments (affiliated)	$–	$–	$–	$972,544,594	$–	$–	$–	$–

Foreign cash	$–	$151	$52	$–	$–	$–	$21,072	$–

† Including securities on loan	$678,914	$13,024,550	$5,865,398	$–	$5,133,390	$8,552,439	$12,591,076	$2,408,537

See Notes to Financial Statements

133

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2020

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$1,027,752	$–	$26,636	$–	$–	$8,661,132
Dividends (affiliated)	11,385,363	–	9,100,412	–	–	–	–
Securities lending income	–	214	–	50,383	–	89,623	531,369
Interest (unaffiliated)	–	–	–	49,639,677	1,193,992	31,153,331	40,137

Total investment income*	11,385,363	1,027,966	9,100,412	49,716,696	1,193,992	31,242,954	9,232,638

EXPENSES:
Investment advisory and management fees	576,306	581,475	327,839	6,652,458	319,392	3,319,681	4,777,918
Administrative service fee	–	70,559	–	1,051,555	85,263	363,864	390,250
Shareholder services fee	–	264,307	–	3,939,036	319,392	1,362,984	1,461,849
Transfer agent fees and expenses	1,397	2,794	1,397	2,794	1,048	2,794	2,445
Custodian and accounting fees	7,875	18,062	7,875	97,512	18,121	53,329	187,747
Reports to shareholders	89,732	18,886	51,723	235,906	23,782	91,593	89,586
Audit and tax fees	35,640	39,590	35,640	53,748	46,449	48,230	55,367
Legal fees	26,905	12,379	19,263	58,894	13,030	25,963	37,928
Trustees’ fees and expenses	49,025	8,134	28,147	140,472	10,539	48,967	48,299
Interest expense	–	–	–	–	–	–	31
Other expenses	41,306	42,140	30,148	68,337	8,749	38,365	66,738

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	828,186	1,058,326	502,032	12,300,712	845,765	5,355,770	7,118,158

Fees waived and expenses reimbursed by investment adviser (Note 3)	(251,880)	(159,685)	(174,191)	(168,481)	(404,290)	(223,812)	(501,211)
Fees paid indirectly (Note 7)	–	(150)	–	–	–	–	(5,462)

Net expenses	576,306	898,491	327,841	12,132,231	441,475	5,131,958	6,611,485

Net investment income (loss)	10,809,057	129,475	8,772,571	37,584,465	752,517	26,110,996	2,621,153

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	825,860	–	50,886,281	(362)	(8,984,477)	44,569,278
Investments (affiliated)	104,252	–	(218,408)	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	(359,360)	–
Swap contracts	–	–	–	–	–	(425,072)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(26,353)	(315,508)
Net realized gain on capital gain distributions received from underlying funds (affliliated)	20,959,859	–	6,022,497	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	21,064,111	825,860	5,804,089	50,886,281	(362)	(9,795,262)	44,253,770

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	27,664,564	–	17,926,616	–	8,947,192	38,470,559
Investments (affiliated)	24,144,105	–	10,453,344	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	(211,933)	–
Swap contracts	–	–	–	–	–	59,214	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	3,447	63,009
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(44,543)

Net unrealized gain (loss) on investments and foreign currencies	24,144,105	27,664,564	10,453,344	17,926,616	–	8,797,920	38,489,025

Net realized and unrealized gain (loss) on investments and foreign currencies	45,208,216	28,490,424	16,257,433	68,812,897	(362)	(997,342)	82,742,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,017,273	$28,619,899	$25,030,004	$106,397,362	$752,155	$25,113,654	$85,363,948

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(2,798)	$–	$–	$801,705

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$353

See Notes to Financial Statements

134

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2020 — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,194,209	$1,985,702	$13,408,359	$–	$819,928	$5,818,808	$8,313	$12,703,879
Dividends (affiliated)	–	–	–	22,543,163	–	–	–	–
Securities lending income	7,715	47,312	49,467	–	172,526	68,787	46,140	9,332
Interest (unaffiliated)	21,388	4,680	12,645	–	1,917	17,246	35,008,979	54,860

Total investment income*	6,223,312	2,037,694	13,470,471	22,543,163	994,371	5,904,841	35,063,432	12,768,071

EXPENSES:
Investment advisory and management fees	1,312,314	1,712,192	5,066,864	962,340	1,544,723	2,008,154	4,224,937	1,774,630
Administrative service fee	175,166	156,159	480,496	–	124,697	201,061	559,858	473,747
Shareholder services fee	656,157	584,965	1,799,899	–	467,101	753,136	2,097,187	1,774,630
Transfer agent fees and expenses	2,794	2,444	3,143	1,397	2,794	2,444	3,841	1,688
Custodian and accounting fees	5,302	20,523	30,368	7,875	6,839	128,557	111,392	28,431
Reports to shareholders	44,344	39,595	113,472	145,787	40,848	50,665	125,634	110,020
Audit and tax fees	39,549	39,511	39,923	35,640	39,452	42,035	53,757	41,485
Legal fees	17,164	16,285	31,142	38,859	21,682	18,303	36,743	32,427
Trustees’ fees and expenses	22,087	19,522	60,323	83,386	14,968	23,748	72,790	60,475
Interest expense	361	400	–	–	368	–	–	1,106
Other expenses	55,541	38,211	92,309	50,085	46,670	61,219	37,625	61,099

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	2,330,779	2,629,807	7,717,939	1,325,369	2,310,142	3,289,322	7,323,764	4,359,738

Fees waived and expenses reimbursed by investment adviser (Note 3)	(66,972)	(276,283)	(158,365)	(363,029)	(179,439)	(294,795)	–	(113,168)
Fees paid indirectly (Note 7)	(24,425)	(2,053)	(11,417)	–	(14,808)	(32,520)	–	–

Net expenses	2,239,382	2,351,471	7,548,157	962,340	2,115,895	2,962,007	7,323,764	4,246,570

Net investment income (loss)	3,983,930	(313,777)	5,922,314	21,580,823	(1,121,524)	2,942,834	27,739,668	8,521,501

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	821,948	29,497,943	(950,163)	–	27,635,795	(14,070,686)	8,372,679	16,369,947
Investments (affiliated)	–	–	–	979,971	–	–	–	–
Futures contracts	–	–	–	–	–	133,641	–	4,321,017
Forward contracts	–	–	–	–	–	–	414,359	–
Swap contracts	–	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(3,494)	–	–	–	20,661	–
Net realized gain on capital gain distributions received from underlying funds (affliliated)	–	–	–	29,387,217	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	821,948	29,497,943	(953,657)	30,367,188	27,635,795	(13,937,045)	8,807,699	20,690,964

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(7,981,145)	(8,130,592)	(27,616,947)	–	34,691,004	(7,582,544)	16,604,420	82,227,973
Investments (affiliated)	–	–	–	32,611,982	–	–	–	–
Futures contracts	–	–	–	–	–	186,140	–	366,907
Forward contracts	–	–	–	–	–	–	(4,324,443)	–
Swap contracts	–	–	–	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	4	303	–	–	–	43,663	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(7,981,145)	(8,130,588)	(27,616,644)	32,611,982	34,691,004	(7,396,404)	12,323,640	82,594,880

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,159,197)	21,367,355	(28,570,301)	62,979,170	62,326,799	(21,333,449)	21,131,339	103,285,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,175,267)	$21,053,578	$(22,647,987)	$84,559,993	$61,205,275	$(18,390,615)	$48,871,007	$111,807,345

* Net of foreign withholding taxes on interest and dividends of	$10,462	$721	$45,644	$–	$–	$10,239	$(5,745)	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

135

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$10,809,057	$9,005,521	$129,475	$391,658	$8,772,571	$6,664,782	$37,584,465	$45,640,119
Net realized gain (loss) on investments and foreign currencies	21,064,111	32,839,874	825,860	2,487,981	5,804,089	2,901,278	50,886,281	12,493,622
Net unrealized gain (loss) on investments and foreign currencies	24,144,105	(45,659,943)	27,664,564	(3,423,426)	10,453,344	1,160,266	17,926,616	92,159,031

Net increase (decrease) in net assets resulting from operations	56,017,273	(3,814,548)	28,619,899	(543,787)	25,030,004	10,726,326	106,397,362	150,292,772

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(45,983,658)	(61,562,142)	(3,756,144)	(26,547,942)	(12,913,300)	(22,740,565)	(52,196,618)	(36,081,103)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	23,530,314	35,716,300	(5,489,650)	20,475,333	3,317,197	(2,342,303)	140,760,517	192,420,128

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,563,929	(29,660,390)	19,374,105	(6,616,396)	15,433,901	(14,356,542)	194,961,261	306,631,797
NET ASSETS:
Beginning of period	579,048,611	608,709,001	103,080,311	109,696,707	324,436,357	338,792,899	1,589,217,552	1,282,585,755

End of period	$612,612,540	$579,048,611	$122,454,416	$103,080,311	$339,870,258	$324,436,357	$1,784,178,813	$1,589,217,552

See Notes to Financial Statements

136

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$752,517	$2,078,495	$26,110,996	$31,897,325	$2,621,153	$4,960,161	$3,983,930	$4,564,916
Net realized gain (loss) on investments and foreign currencies	(362)	837	(9,795,262)	(3,687,817)	44,253,770	5,101,277	821,948	6,299,785
Net unrealized gain (loss) on investments and foreign currencies	–	–	8,797,920	11,460,683	38,489,025	(75,002,115)	(7,981,145)	(17,482,270)

Net increase (decrease) in net assets resulting from operations	752,155	2,079,332	25,113,654	39,670,191	85,363,948	(64,940,677)	(3,175,267)	(6,617,569)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(752,517)	(2,078,495)	(35,881,009)	(29,483,669)	(13,556,100)	(28,408,612)	(17,648,656)	(26,283,225)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	16,578,907	(17,621,285)	(107,881,248)	70,624,814	(37,580,434)	(54,481,040)	10,419,819	20,300,914

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,578,545	(17,620,448)	(118,648,603)	80,811,336	34,227,414	(147,830,329)	(10,404,104)	(12,599,880)
NET ASSETS:
Beginning of period	119,366,422	136,986,870	657,364,412	576,553,076	576,197,055	724,027,384	271,486,587	284,086,467

End of period	$135,944,967	$119,366,422	$538,715,809	$657,364,412	$610,424,469	$576,197,055	$261,082,483	$271,486,587

See Notes to Financial Statements

137

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(313,777)	$(177,166)	$5,922,314	$5,556,166	$21,580,823	$15,665,123	$(1,121,524)	$(1,032,672)
Net realized gain (loss) on investments and foreign currencies	29,497,943	8,236,771	(953,657)	35,118,528	30,367,188	41,222,152	27,635,795	23,908,552
Net unrealized gain (loss) on investments and foreign currencies	(8,130,588)	(1,837,506)	(27,616,644)	(81,851,249)	32,611,982	(42,101,179)	34,691,004	(35,001,546)

Net increase (decrease) in net assets resulting from operations	21,053,578	6,222,099	(22,647,987)	(41,176,555)	84,559,993	14,786,096	61,205,275	(12,125,666)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(9,576,138)	(8,190,342)	(49,023,543)	(142,088,963)	(64,466,953)	(84,768,759)	(23,166,804)	(45,173,634)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,725,938)	24,036,574	52,310,920	10,441,435	50,946,826	48,686,494	(19,883,009)	34,256,786

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,248,498)	22,068,331	(19,360,610)	(172,824,083)	71,039,866	(21,296,169)	18,155,462	(23,042,514)
NET ASSETS:
Beginning of period	242,512,146	220,443,815	743,460,194	916,284,277	943,311,306	964,607,475	192,341,223	215,383,737

End of period	$241,263,648	$242,512,146	$724,099,584	$743,460,194	$1,014,351,172	$943,311,306	$210,496,685	$192,341,223

See Notes to Financial Statements

138

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		STRATEGIC BOND FUND		U.S. SOCIALLY RESPONSIBLE FUND
	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,942,834	$4,248,674	$27,739,668	$33,534,474	$8,521,501	$8,690,921
Net realized gain (loss) on investments and foreign currencies	(13,937,045)	7,467,945	8,807,699	(3,565,009)	20,690,964	125,854,486
Net unrealized gain (loss) on investments and foreign currencies	(7,396,404)	(94,914,658)	12,323,640	37,544,146	82,594,880	(105,358,614)

Net increase (decrease) in net assets resulting from operations	(18,390,615)	(83,198,039)	48,871,007	67,513,611	111,807,345	29,186,793

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(13,323,759)	(58,976,644)	(39,987,192)	(29,934,832)	(134,438,913)	(62,490,729)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	17,792,516	(76,331,392)	79,962,869	(52,421,528)	48,286,997	(36,029,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,921,858)	(218,506,075)	88,846,684	(14,842,749)	25,655,429	(69,333,867)
NET ASSETS:
Beginning of period	316,041,870	534,547,945	838,558,825	853,401,574	719,784,273	789,118,140

End of period	$302,120,012	$316,041,870	$927,405,509	$838,558,825	$745,439,702	$719,784,273

See Notes to Financial Statements

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Strategic Bond Fund
International Opportunities Fund	U.S. Socially Responsible Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk and to express active credit views to enhance return.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables represent the value of derivatives held as of August 31, 2020, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended August 31, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of August 31, 2020, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives			Liability Derivatives
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)	Futures Contracts(1)(6)	Swap Contracts(4)	Foreign Forward Exchange Contracts(5)
	Equity Contracts			Equity Contracts
Small Cap Value	$—	$—	$—	$46,080	$—	$—
U.S. Socially Responsible	—	—	—	10,175	—	—

	Credit Contracts			Credit Contracts
High Yield Bond	—	—	—	—	—	—

	Foreign Exchange Contracts			Foreign Exchange Contracts
High Yield Bond	—	—	—	—	—	101,674
Strategic Bond	—	—	20,609	—	—	2,664,766

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$46,925
U.S. Socially Responsible	704,131

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)
	Equity Contracts
Small Cap Value	$133,641	$—	$—
U.S. Socially Responsible	4,321,017	—	—

	Credit Contracts
High Yield Bond	—	(425,072)	—

	Foreign Exchange Contracts
High Yield Bond	—	—	(359,360)
Strategic Bond	—	—	414,359

144

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(4)	Swap Contracts(5)	Foreign Forward Exchange Contracts(6)
	Equity Contracts
Small Cap Value	$186,140	$—	$—
U.S. Socially Responsible	366,907	—	—

	Credit Contracts
High Yield Bond	—	59,214	—

	Foreign Exchange Contracts
High Yield Bond	—	—	(211,933)
Strategic Bond	—	—	(4,324,443)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended August 31, 2020.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Swap Contracts(1)	Foreign Exchange Contracts(1)
High Yield Bond	$—	$3,228,292	$13,151,709
Small Cap Value	7,921,449	—	—
Strategic Bond	—	—	58,852,739
U.S. Socially Responsible	18,252,707	—	—

(1)	Amounts represent notional amounts in U.S. dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of August 31, 2020. The repurchase agreements held by the Funds and securities on loan as of August 31, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$—	$—	$—	$—	$101,674	$—	$—	$101,674	$(101,674)	$—	$(101,674)

	Strategic Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$20,609	$—	$—	$20,609	$2,664,766	$—	$—	$2,664,766	$(2,644,157)	$—	$(2,644,157)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

145

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

F. Loans

Certain Funds invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

I. Investment Securities Loaned

To realize additional income, the Funds, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the

146

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

J. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017 — 2019 or expected to be taken in each Fund’s 2020 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2017.

K. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

L. LIBOR Risk

A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR,

147

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

M. New Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective September 1, 2019, the Funds are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund(1)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement effective January 1, 2020, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

148

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

For the year ended August 31, 2020, the amount of investment advisory fees waived was $36,645 for the Small Cap Growth Fund.

VALIC has entered into subadvisory agreements with the following:

BMO Asset Management Corp. (“BMO AM”)—subadviser for the Capital Appreciation Fund.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

Delaware Investments Fund Advisers (“DIFA”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.

Janus Capital Management LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

Mellon Investments Corporation (“Mellon”)—subadviser for a portion of the Large Cap Value Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the U.S. Socially Responsible Fund.

Wellington Management Company LLP (“Wellington Management”)—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2020. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2020, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.93%
International Opportunities	1.20%
Mid Cap Growth	1.09%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.13%
Small Cap Value	1.02%
Strategic Bond	0.89%

149

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

For the year ended August 31, 2020, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$251,880
Capital Appreciation	159,685
Conservative Growth Lifestyle	174,191
Core Bond	168,481
Government Money Market II	143,100
High Yield Bond(1)	223,812
International Opportunities(2)	501,211
Large Cap Value(3)	66,972
Mid Cap Growth(4)	276,283
Mid Cap Value	158,365
Moderate Growth Lifestyle	363,029
Small Cap Growth(5)	142,794
Small Cap Value(6)	294,795
U.S. Socially Responsible(7)	113,168

(1)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.96% of the Fund’s average daily net assets.

(2)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 1.00% of the Fund’s average daily net assets.

(3)

The Expense Limitation Agreement with respect to this Fund was terminated effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.81% of the Fund’s average daily net assets.

(4)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.85% of the Fund’s average daily net assets.

(5)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 1.16% of the Fund’s average daily net assets.

(6)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.95% of the Fund’s average daily net assets.

(7)

The Expense Limitation Agreement with respect to this Fund was terminated effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.56% of the Fund’s average daily net assets.

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2020, VALIC voluntarily waived $261,190 of expenses for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the year ended August 31, 2020, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended August 31, 2020, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

†

Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”

150

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2020, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2020, VC II has deferred $30,374 of trustee compensation.

During the year ended August 31, 2020, the following Fund incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Large Cap Value
Pershing LLC	$1,344

At August 31, 2020, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VCII Aggressive Growth Lifestyle	VCII Conservative Growth Lifestyle	VCII Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Capital Appreciation	—	—	39.71	5.37	21.19	5.69	28.04
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	—	—	89.76	0.54	0.73	3.04	5.93
Government Money Market II	—	—	100.00	—	—	—	—
High Yield Bond	0.01	—	85.19	0.29	3.18	4.76	6.57
International Opportunities	—	—	88.01	0.02	4.55	1.91	5.51
Large Cap Value	—	—	62.10	1.38	13.18	3.44	19.90
Mid Cap Growth	—	—	89.22	0.88	3.72	1.20	4.98
Mid Cap Value	0.26	—	87.23	0.28	4.29	1.49	6.45
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Small Cap Growth	—	—	91.37	0.26	3.33	0.87	4.17
Small Cap Value	—	—	93.13	0.11	3.11	0.43	3.22
Strategic Bond	0.06	0.01	82.18	0.29	3.42	4.71	9.33
U.S. Socially Responsible	0.01	—	99.77	0.22	—	—	—

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended August 31, 2020, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2020
VALIC Co. I Blue Chip Growth Fund	$—	$973	$8,736	$973	$—	$—	$2,590	$12,299
VALIC Co. I Capital Conservation Fund	300,814	—	9,667,217	1,612,844	6,682,464	542,520	(139,347)	5,000,770
VALIC Co. I Dividend Value Fund	664,049	1,465,303	28,578,366	17,087,363	3,929,674	(744,081)	(1,417,686)	39,574,288
VALIC Co. I Emerging Economies Fund	415,263	—	30,886,401	10,984,196	22,980,877	215,756	2,607,578	21,713,054
VALIC Co. I Global Real Estate Fund	592,812	307,247	20,898,566	900,059	—	—	(2,330,233)	19,468,392
VALIC Co. I Government Money Market I Fund	87,160	—	24,726,765	25,961,645	50,434,724	—	—	253,686
VALIC Co. I Government Securities Fund	138,408	—	5,948,285	138,408	3,529,675	352,213	(172,893)	2,736,338
VALIC Co. I Inflation Protected Fund	643,877	—	24,440,615	7,654,735	—	—	2,037,378	34,132,728
VALIC Co. I International Equities Index Fund	671,369	459,220	11,232,950	50,612,927	22,905,704	(1,155,379)	113,638	37,898,432
VALIC Co. I International Government Bond Fund	261,182	—	16,463,683	261,182	896,331	29,754	633,103	16,491,391
VALIC Co. I International Growth Fund	10,654	—	9,012,975	10,653	—	—	2,566,106	11,589,734
VALIC Co. I International Value Fund	558,632	32,928	25,859,475	5,371,989	8,455,075	(2,185,273)	2,034,943	22,626,059
VALIC Co. I Large Cap Core Fund	113,325	666,077	9,433,280	779,402	—	—	1,465,666	11,678,348
VALIC Co. I Large Capital Growth Fund	75,799	759,899	7,008,381	3,757,323	—	—	1,500,957	12,266,661
VALIC Co. I Mid Cap Index Fund	366,655	2,045,359	22,693,321	8,971,482	4,787,046	(1,198,765)	(689,314)	24,989,678

151

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2020
VALIC Co. I Mid Cap Strategic Growth Fund	$—	$464,833	$10,777,983	$464,834	$2,152,337	$138,013	$1,344,007	$10,572,500
VALIC Co. I Nasdaq-100® Index Fund	21,925	68,949	14,148,711	5,330,439	15,315,919	3,255,825	1,135,137	8,554,193
VALIC Co. I Science & Technology Fund	—	2,090,507	21,296,134	2,090,507	6,256,910	115,946	6,364,683	23,610,360
VALIC Co. I Small Cap Index Fund	211,449	1,699,574	14,025,396	12,039,879	7,855,975	(3,238,811)	1,174,870	16,145,359
VALIC Co. I Small Cap Special Values Fund	82,678	547,925	4,577,480	4,456,802	765,351	(534,656)	(737,846)	6,996,429
VALIC Co. I Stock Index Fund	1,184,004	3,786,386	60,403,472	65,892,496	69,012,048	2,546,733	5,698,308	65,528,961
VALIC Co. I Value Fund	248,857	1,202,105	13,230,486	2,120,186	—	—	(1,223,153)	14,127,519
VALIC Co. II Capital Appreciation Fund	88,692	756,708	21,989,673	845,400	2,362,628	1,518,717	3,957,458	25,948,620
VALIC Co. II Core Bond Fund	1,171,251	247	12,480,152	38,373,939	38,082,661	44,517	270,460	13,086,407
VALIC Co. II High Yield Bond Fund	765,991	—	24,732,412	6,588,159	14,320,727	81,869	71,791	17,153,504
VALIC Co. II International Opportunities Fund	144,657	349,693	19,344,439	8,600,968	2,405,389	70,426	2,141,030	27,751,474
VALIC Co. II Large Cap Value Fund	602,684	1,634,489	34,942,017	3,631,390	1,309,891	395,011	(3,234,077)	34,424,450
VALIC Co. II Mid Cap Growth Fund	—	345,008	10,231,569	345,008	2,152,337	502,206	58,577	8,985,023
VALIC Co. II Mid Cap Value Fund	195,090	1,310,859	23,077,118	9,951,702	—	—	(1,972,417)	31,056,403
VALIC Co. II Small Cap Growth Fund	—	751,086	9,124,232	751,086	4,241,337	735,342	648,622	7,017,945
VALIC Co. II Small Cap Value Fund	103,119	214,484	8,366,619	4,143,803	1,530,702	(1,301,285)	(266,499)	9,411,936
VALIC Co. II Strategic Bond Fund	1,664,967	—	29,365,950	9,824,225	7,865,449	(82,346)	500,668	31,743,048

	$11,385,363	$20,959,859	$578,972,859	$309,556,004	$300,231,231	$104,252	$24,144,105	$612,545,989

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2020
VALIC Co. I Capital Conservation Fund	$556,359	$—	$17,879,637	$1,385,190	$3,815,345	$168,963	$557,056	$16,175,501
VALIC Co. I Dividend Value Fund	316,122	697,562	13,372,604	3,927,555	3,068,508	(823,415)	(419,983)	12,988,253
VALIC Co. I Emerging Economies Fund	119,277	—	7,797,679	3,145,963	5,561,347	147,959	619,140	6,149,394
VALIC Co. I Global Real Estate Fund	259,608	134,552	8,813,645	1,710,769	1,319,610	14,164	(1,057,144)	8,161,824
VALIC Co. I Government Money Market I Fund	54,605	—	13,486,882	14,764,096	27,548,776	—	—	702,202
VALIC Co. I Government Securities Fund	214,299	—	9,209,796	214,299	2,016,736	201,142	94,249	7,702,750
VALIC Co. I Inflation Protected Fund	481,346	—	20,547,869	1,586,454	—	—	1,332,750	23,467,073
VALIC Co. I International Equities Index Fund	239,082	163,534	7,839	21,888,823	8,239,377	(502,934)	(312,546)	12,841,805
VALIC Co. I International Government Bond Fund	263,481	—	16,203,162	263,481	505,342	18,655	656,581	16,636,537
VALIC Co. I International Growth Fund	1,698	—	1,436,588	1,699	—	—	409,013	1,847,300
VALIC Co. I International Value Fund	127,157	7,495	6,463,767	1,482,230	2,742,301	(634,234)	580,720	5,150,182
VALIC Co. I Large Cap Core Fund	30,648	180,136	2,551,173	210,785	—	—	396,380	3,158,338
VALIC Co. I Large Capital Growth Fund	12,517	125,480	11,827	1,767,227	—	—	246,509	2,025,563
VALIC Co. I Mid Cap Index Fund	90,151	502,904	6,099,542	3,121,490	1,727,805	(382,453)	(44,420)	7,066,354
VALIC Co. I Mid Cap Strategic Growth Fund	—	101,273	1,921,814	101,274	—	—	280,351	2,303,439
VALIC Co. I Nasdaq-100® Index Fund	8,686	27,317	4,369,772	4,025,063	4,229,651	625,809	1,500,116	6,291,109
VALIC Co. I Science & Technology Fund	—	649,890	6,603,825	649,891	1,658,744	(126,416)	2,109,380	7,577,936
VALIC Co. I Small Cap Index Fund	48,963	393,551	2,945,793	5,403,638	3,025,811	(1,098,621)	489,760	4,714,759
VALIC Co. I Small Cap Special Values Fund	29,009	192,248	2,189,629	1,181,530	483,485	(344,421)	(59,008)	2,484,245
VALIC Co. I Stock Index Fund	344,740	1,102,461	17,413,662	26,356,900	25,198,538	617,015	1,791,139	20,980,178
VALIC Co. I Value Fund	54,146	261,554	2,878,686	697,244	—	—	(254,050)	3,321,880
VALIC Co. II Capital Appreciation Fund	21,728	185,378	5,387,016	207,106	—	—	1,378,944	6,973,066
VALIC Co. II Core Bond Fund	1,943,052	410	54,339,812	26,922,949	28,810,738	2,133,367	(285,265)	54,300,125
VALIC Co. II High Yield Bond Fund	1,527,360	—	28,160,084	4,815,241	7,070,389	35,026	(268,745)	25,671,217
VALIC Co. II International Opportunities Fund	57,282	138,472	6,932,257	3,610,025	—	—	1,132,681	11,674,963
VALIC Co. II Large Cap Value Fund	148,929	403,897	9,149,653	1,347,707	767,127	192,149	(935,256)	8,987,126
VALIC Co. II Mid Cap Growth Fund	—	111,586	2,665,112	111,585	—	—	129,334	2,906,031
VALIC Co. II Mid Cap Value Fund	65,280	438,634	7,721,956	3,715,515	—	—	(644,469)	10,793,002
VALIC Co. II Small Cap Growth Fund	—	196,563	1,783,314	196,563	414,416	(124,948)	396,120	1,836,633

152

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Conservative Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2020
VALIC Co. II Small Cap Value Fund	$3,654	$7,600	$1,032,222	$971,527	$552,554	$(390,566)	$226,384	$1,287,013
VALIC Co. II Strategic Bond Fund	2,081,233	—	45,091,584	3,531,687	5,372,796	55,351	407,623	43,713,449

	$9,100,412	$6,022,497	$324,468,201	$139,315,506	$134,129,396	$(218,408)	$10,453,344	$339,889,247

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2020
VALIC Co. I Blue Chip Growth Fund	$—	$3,433	$30,820	$3,434	$—	$—	$9,139	$43,393
VALIC Co. I Capital Conservation Fund	1,010,509	—	32,474,594	3,323,866	11,208,444	668,648	660,226	25,918,890
VALIC Co. I Dividend Value Fund	1,315,950	2,903,799	45,329,140	39,575,449	17,804,767	(4,952,959)	(1,581,758)	60,565,105
VALIC Co. I Emerging Economies Fund	394,145	—	26,580,537	9,293,084	19,298,076	560,408	1,932,955	19,068,908
VALIC Co. I Global Real Estate Fund	666,866	345,629	23,509,206	1,012,495	—	—	(2,621,326)	21,900,375
VALIC Co. I Government Money Market I Fund	101,562	—	33,377,212	43,027,850	75,489,177	—	—	915,885
VALIC Co. I Government Securities Fund	339,073	—	14,572,123	339,072	5,922,522	590,833	(137,595)	9,441,911
VALIC Co. I Inflation Protected Fund	1,191,082	—	45,753,708	13,271,854	—	—	3,734,673	62,760,235
VALIC Co. I International Equities Index Fund	854,907	584,761	4,869,295	63,332,876	23,683,069	(1,105,461)	(1,464,568)	41,949,073
VALIC Co. I International Government Bond Fund	549,457	—	34,228,713	549,458	1,485,731	36,564	1,364,470	34,693,474
VALIC Co. I International Growth Fund	6,690	—	5,659,987	6,690	—	—	1,611,468	7,278,145
VALIC Co. I International Value Fund	508,300	29,961	24,954,645	5,985,942	10,133,500	(1,980,904)	1,761,331	20,587,514
VALIC Co. I Large Cap Core Fund	118,994	699,396	9,905,165	818,390	—	—	1,538,983	12,262,538
VALIC Co. I Large Capital Growth Fund	118,915	1,192,139	15,547,719	6,075,483	4,952,437	672,989	1,900,336	19,244,090
VALIC Co. I Mid Cap Index Fund	478,244	2,667,850	28,277,158	16,853,975	11,459,509	(1,832,988)	(358,953)	31,479,683
VALIC Co. I Mid Cap Strategic Growth Fund	—	622,173	11,806,637	622,173	—	—	1,722,339	14,151,149
VALIC Co. I Nasdaq-100® Index Fund	20,547	64,617	19,720,362	20,115,528	22,196,595	4,631,493	5,113,517	27,384,305
VALIC Co. I Science & Technology Fund	—	3,109,731	29,982,119	3,109,731	21,078,726	440,000	7,203,881	19,657,005
VALIC Co. I Small Cap Index Fund	290,804	2,337,412	12,716,553	26,523,741	14,089,604	(3,870,152)	948,948	22,229,486
VALIC Co. I Small Cap Special Values Fund	107,160	710,170	5,791,218	6,598,180	1,349,458	(974,814)	(613,804)	9,451,322
VALIC Co. I Stock Index Fund	1,606,647	5,137,974	99,349,844	118,861,059	120,387,570	1,820,072	9,652,056	109,295,461
VALIC Co. I Value Fund	337,637	1,630,958	17,950,475	3,090,613	—	—	(1,648,553)	19,392,535
VALIC Co. II Capital Appreciation Fund	106,982	912,754	26,524,340	1,019,736	—	—	6,789,586	34,333,662
VALIC Co. II Core Bond Fund	5,013,054	1,057	115,798,540	71,473,574	85,688,550	6,461,005	(2,310,583)	105,733,986
VALIC Co. II High Yield Bond Fund	1,745,907	—	43,716,930	11,456,217	19,802,911	907,657	(830,676)	35,447,217
VALIC Co. II International Opportunities Fund	164,301	397,182	18,863,130	11,591,518	—	—	3,195,398	33,650,046
VALIC Co. II Large Cap Value Fund	904,942	2,454,216	52,766,723	5,696,696	2,225,596	671,150	(4,959,561)	51,949,412
VALIC Co. II Mid Cap Growth Fund	—	461,275	11,017,055	461,275	—	—	534,637	12,012,967
VALIC Co. II Mid Cap Value Fund	297,556	1,999,360	29,657,521	20,727,881	—	—	(3,679,930)	46,705,472
VALIC Co. II Small Cap Growth Fund	—	940,476	7,619,859	940,476	1,156,679	(177,965)	1,561,861	8,787,552
VALIC Co. II Small Cap Value Fund	86,970	180,894	6,505,520	6,048,713	1,542,238	(1,438,402)	140,614	9,714,207
VALIC Co. II Strategic Bond Fund	4,205,962	—	88,637,096	12,495,492	15,891,487	(147,203)	1,442,871	86,536,769

	$22,543,163	$29,387,217	$943,493,944	$524,302,521	$486,846,646	$979,971	$32,611,982	$1,014,541,772

†	Includes reinvestment of distributions paid.

153

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2020 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$277,210,782	$300,231,231	$—	$—
Capital Appreciation	64,693,478	73,498,185	—	—
Conservative Growth Lifestyle	124,192,597	134,129,396	—	—
Core Bond	918,699,060	854,744,645	572,069,223	574,771,035
Government Money Market II	—	—	—	—
High Yield Bond	259,046,615	368,957,000	—	—
International Opportunities	255,796,876	296,671,066	—	—
Large Cap Value	213,007,835	215,246,707	—	—
Mid Cap Growth	110,973,476	131,858,927	—	—
Mid Cap Value	459,095,282	444,402,012	—	—
Moderate Growth Lifestyle	472,372,141	486,846,646	—	—
Small Cap Growth	88,372,015	136,648,157	—	—
Small Cap Value	216,379,132	203,356,102	—	—
Strategic Bond	772,455,670	603,658,985	124,071,345	227,956,234
U.S. Socially Responsible	98,626,719	142,014,040	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at August 31, 2020.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$600,950,036	$45,312,361	$(33,716,408)	$11,595,953
Capital Appreciation	79,507,161	43,346,084	(1,361,871)	41,984,213
Conservative Growth Lifestyle	329,124,433	20,801,331	(10,036,517)	10,764,814
Core Bond	1,778,101,164	93,600,846	(7,949,378)	85,651,468
Government Money Market II	135,985,367	—	—	—
High Yield Bond	522,216,874	31,846,360	(16,307,209)	15,539,151
International Opportunities	508,748,783	140,674,034	(31,806,203)	108,867,831
Large Cap Value	261,666,771	21,159,398	(21,243,092)	(83,694)
Mid Cap Growth	218,866,139	40,482,250	(17,891,913)	22,590,337
Mid Cap Value	720,947,131	73,931,542	(68,738,351)	5,193,191
Moderate Growth Lifestyle	986,620,504	72,488,486	(44,567,218)	27,921,268
Small Cap Growth	162,799,359	54,384,020	(11,292,675)	43,091,345
Small Cap Value	321,801,781	37,583,074	(52,257,876)	(14,674,802)
Strategic Bond	907,082,677	48,001,076	(16,235,582)	31,765,494
U.S. Socially Responsible	478,597,843	301,840,416	(35,050,069)	266,790,347

@	Unrealized appreciation (depreciation) includes amounts for derivatives.

154

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2020 and the tax character of distributions paid during the year ended August 31, 2020 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2020
Fund	Ordinary Income	Long- term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,396,513	$23,295,533	$11,595,953	$14,400,846	$31,582,812
Capital Appreciation	127,706	2,781,564	41,984,213	394,062	3,362,082
Conservative Growth Lifestyle	8,959,670	4,857,572	10,764,814	8,185,705	4,727,595
Core Bond	75,089,181	7,223,119	85,651,468	52,196,618	—
Government Money Market II	8,771	(7,017)	—	752,517	—
High Yield Bond	23,220,376	(13,404,018)	15,541,159	35,881,009	—
International Opportunities	3,312,585	48,699,799	108,798,549	3,966,791	9,589,309
Large Cap Value	3,793,534	(3,495,205)	(83,694)	5,898,259	11,750,397
Mid Cap Growth	2,568,700	26,546,940	22,590,340	77,627	9,498,511
Mid Cap Value	5,738,934	4,316,684	5,193,513	6,350,802	42,672,741
Moderate Growth Lifestyle	22,479,421	32,655,302	27,921,268	22,793,531	41,673,422
Small Cap Growth	2,516,878	26,094,410	43,091,345	1,684,305	21,482,499
Small Cap Value	3,471,474	(839,744)	(14,674,802)	4,325,951	8,997,808
Strategic Bond	25,472,034	(21,870,367)	31,792,690	39,987,192	—
U.S. Socially Responsible	8,765,901	21,987,667	266,790,347	12,375,586	122,063,327

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended August 31, 2019 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,408,394	$50,153,748
Capital Appreciation	4,246,215	22,301,727
Conservative Growth Lifestyle	10,490,382	12,250,183
Core Bond	36,081,103	—
Government Money Market II	2,078,495	—
High Yield Bond	29,483,669	—
International Opportunities	5,797,758	22,610,854
Large Cap Value	7,371,579	18,911,646
Mid Cap Growth	2,608,627	5,581,715
Mid Cap Value	9,993,849	132,095,114
Moderate Growth Lifestyle	20,315,546	64,453,213
Small Cap Growth	6,684,170	38,489,464
Small Cap Value	11,730,674	47,245,970
Strategic Bond	29,934,832	—
U.S. Socially Responsible	12,183,211	50,307,518

As of August 31, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Government Money Market II	7,017	—
High Yield Bond	803,393	12,600,625
International Opportunities	—	—
Large Cap Value	3,495,205	—
Mid Cap Growth	—	—
Mid Cap Value	—	—

155

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Unlimited
Fund	ST	LT
Moderate Growth Lifestyle	$—	$—
Small Cap Growth	—	—
Small Cap Value	839,744	—
Strategic Bond	1,297,164	20,573,203
U.S. Socially Responsible	—	—

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$—
Capital Appreciation	—
Conservative Growth Lifestyle	—
Core Bond	—
Government Money Market II	—
High Yield Bond	—
International Opportunities	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Moderate Growth Lifestyle	—
Small Cap Growth	—
Small Cap Value	—
Strategic Bond	5,178,746
U.S. Socially Responsible	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2020, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$1,199,801	$—
Capital Appreciation	—	2,795,437	—
Conservative Growth Lifestyle	—	479,902	—
Core Bond	—	—	—
Government Money Market II	—	—	—
High Yield Bond	701,873	(2,957,151)	14,955,037
International Opportunities	—	7,537,496	—
Large Cap Value	—	(969,306)	1,839,754
Mid Cap Growth	597,164	—	—
Mid Cap Value	3,867	4,494,860	(251,548)
Moderate Growth Lifestyle	—	978,087	—
Small Cap Growth	803,020	—	—
Small Cap Value	—	6,326,408	3,741,715
Strategic Bond	1,588,087	—	1,627,426
U.S. Socially Responsible	—	1,745,963	—

For the period ended August 31, 2020, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, partnership investments, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$585,298	$(585,298)	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	185,866	(185,866)	—
Core Bond	5,793,868	(5,793,868)	—

156

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Government Money Market II	$—	$—	$—
High Yield Bond	(594,510)	594,510	—
International Opportunities	319,296	(319,296)	—
Large Cap Value	—	—	—
Mid Cap Growth	2,946	(2,946)	—
Mid Cap Value	(3,494)	3,494	—
Moderate Growth Lifestyle	894,999	(894,999)	—
Small Cap Growth	153,127	(153,127)	—
Small Cap Value	353,626	(353,626)	—
Strategic Bond	2,733,127	(2,733,127)	—
U.S. Socially Responsible	160,091	(160,091)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2020		For the year ended August 31, 2019		For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,915,146	$29,423,066	2,109,924	$22,475,544	190,469	$2,953,433	394,188	$7,322,698
Reinvested dividends	4,750,378	45,983,658	6,137,801	61,562,142	230,438	3,756,144	1,825,856	26,547,942
Shares redeemed	(5,122,206)	(51,876,410)	(4,530,285)	(48,321,386)	(767,916)	(12,199,227)	(746,236)	(13,395,307)

Net increase (decrease)	2,543,318	$23,530,314	3,717,440	$35,716,300	(347,009)	$(5,489,650)	1,473,808	$20,475,333

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2020		For the year ended August 31, 2019		For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,510,732	$30,063,091	1,120,264	$13,470,335	44,459,509	$523,558,703	57,112,744	$625,559,507
Reinvested dividends	1,096,205	12,913,300	1,953,657	22,740,565	4,453,636	52,196,618	3,247,624	36,081,103
Shares redeemed	(3,360,650)	(39,659,194)	(3,221,687)	(38,553,203)	(37,321,003)	(434,994,804)	(41,982,996)	(469,220,482)

Net increase (decrease)	246,287	$3,317,197	(147,766)	$(2,342,303)	11,592,142	$140,760,517	18,377,372	$192,420,128

	Government Money Market II				High Yield Bond
	For the year ended August 31, 2020		For the year ended August 31, 2019		For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	65,703,620	$65,703,620	46,210,098	$46,210,098	7,221,194	$53,813,459	21,616,604	$164,112,365
Reinvested dividends	752,517	752,517	2,078,495	2,078,495	4,997,355	35,881,009	3,936,404	29,483,669
Shares redeemed	(49,877,230)	(49,877,230)	(65,909,878)	(65,909,878)	(25,971,664)	(197,575,716)	(16,236,613)	(122,971,220)

Net increase (decrease)	16,578,907	$16,578,907	(17,621,285)	$(17,621,285)	(13,753,115)	$(107,881,248)	9,316,395	$70,624,814

	International Opportunities				Large Cap Value
	For the year ended August 31, 2020		For the year ended August 31, 2019		For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,212,375	$59,553,208	2,535,467	$47,560,772	876,181	$15,466,238	1,143,376	$24,532,407
Reinvested dividends	714,984	13,556,100	1,510,293	28,408,612	957,605	17,648,656	1,318,116	26,283,225
Shares redeemed	(5,732,849)	(110,689,742)	(6,776,358)	(130,450,424)	(1,197,968)	(22,695,075)	(1,441,520)	(30,514,718)

Net increase (decrease)	(1,805,490)	$(37,580,434)	(2,730,598)	$(54,481,040)	635,818	$10,419,819	1,019,972	$20,300,914

157

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Mid Cap Growth				Mid Cap Value
	For the year ended August 31, 2020		For the year ended August 31, 2019		For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,338,955	$23,751,039	4,935,911	$49,258,920	6,124,128	$94,129,950	1,579,237	$31,875,533
Reinvested dividends	910,279	9,576,138	792,103	8,190,342	3,132,495	49,023,543	8,372,950	142,088,963
Shares redeemed	(4,385,019)	(46,053,115)	(3,264,086)	(33,412,688)	(5,446,144)	(90,842,573)	(8,107,140)	(163,523,061)

Net increase (decrease)	(1,135,785)	$(12,725,938)	2,463,928	$24,036,574	3,810,479	$52,310,920	1,845,047	$10,441,435

	Moderate Growth Lifestyle				Small Cap Growth
	For the year ended August 31, 2020		For the year ended August 31, 2019		For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,748,351	$66,688,707	2,811,567	$40,461,449	660,174	$11,896,856	1,942,186	$39,526,464
Reinvested dividends	4,785,965	64,466,953	6,196,547	84,768,759	1,309,599	23,166,804	2,705,008	45,173,634
Shares redeemed	(5,843,056)	(80,208,834)	(5,340,558)	(76,543,714)	(3,084,269)	(54,946,669)	(2,500,467)	(50,443,312)

Net increase (decrease)	3,691,260	$50,946,826	3,667,556	$48,686,494	(1,114,496)	$(19,883,009)	2,146,727	$34,256,786

	Small Cap Value				Strategic Bond
	For the year ended August 31, 2020		For the year ended August 31, 2019		For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,058,552	$45,307,520	2,328,171	$31,448,250	14,540,970	$162,906,621	13,254,514	$145,988,927
Reinvested dividends	1,365,139	13,323,759	5,337,253	58,976,644	3,592,740	39,987,192	2,711,488	29,934,832
Shares redeemed	(4,026,321)	(40,838,763)	(12,255,616)	(166,756,286)	(10,882,885)	(122,930,944)	(20,647,095)	(228,345,287)

Net increase (decrease)	2,397,370	$17,792,516	(4,590,192)	$(76,331,392)	7,250,825	$79,962,869	(4,681,093)	$(52,421,528)

	U.S. Socially Responsible
	For the year ended August 31, 2020		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	1,763,899	$39,577,158	664,063	$14,332,859
Reinvested dividends	6,919,141	134,438,913	2,899,802	62,490,729
Shares redeemed	(5,715,684)	(125,729,074)	(5,062,961)	(112,853,519)

Net increase (decrease)	2,967,356	$48,286,997	(1,499,096)	$(36,029,931)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended August 31, 2020, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is

158

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the year ended August 31, 2020, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Opportunities	2	$31	$387,500	1.42%
Large Cap Value	12	361	368,750	2.96
Mid Cap Growth	23	400	361,957	1.52
Small Cap Growth	3	368	1,541,667	2.42
U.S. Socially Responsible	16	1,106	1,125,000	2.22

At August 31, 2020, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended August 31, 2020, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2020, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
International Opportunities ..	$8,980	$56,406	$8,996
Mid Cap Growth	105,985	—	—
Mid Cap Value	23,801	5,960,890	1,190,061

Note 12 — Unfunded Loan Commitments

At August 31, 2020, Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Hi-Crush, Inc	DIP Delayed Draw	1/14/2021	$300,269	$300,269
Intelsat Jackson Holdings SA	DIP	7/13/2022	36,675	37,195

Note 13 — Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

159

VALIC Company II

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2020		2019		2018		2017		2016		2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.09		$11.34		$10.68		$10.41		$10.67		$14.89	$20.13	$16.55	$15.99	$16.35

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19		0.17		0.17		0.16		0.19		0.02	0.07	0.04	0.08	0.09
Net realized and unrealized gain (loss) on investments and foreign currencies	0.77		(0.24)		1.04		0.93		0.56		4.28	(0.26)	4.51	2.12	1.20

Total income (loss) from investment operations	0.96		(0.07)		1.21		1.09		0.75		4.30	(0.19)	4.55	2.20	1.29

Distributions from:
Net investment income	(0.26)		(0.21)		(0.16)		(0.21)		(0.23)		(0.06)	(0.05)	(0.08)	(0.08)	(0.06)
Net realized gain on securities	(0.57)		(0.97)		(0.39)		(0.61)		(0.78)		(0.51)	(5.00)	(0.89)	(1.56)	(1.59)

Total distributions	(0.83)		(1.18)		(0.55)		(0.82)		(1.01)		(0.57)	(5.05)	(0.97)	(1.64)	(1.65)

Net asset value at end of period	$10.22		$10.09		$11.34		$10.68		$10.41		$18.62	$14.89	$20.13	$16.55	$15.99

TOTAL RETURN(a)	9.91%		(0.52)%		11.39%		10.61%		7.53%		29.44%	(0.35)%	27.94%	14.13%	8.33%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	1.00%	1.00%	0.99%	0.99%	1.00%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.88	%(e)	1.56	%(e)	1.49	%(e)	1.47	%(e)	1.78	%(e)	0.12%	0.38%	0.22%	0.50%	0.52%
Ratio of net investment income (loss) to average net assets(c)	1.83	%(e)	1.52	%(e)	1.45	%(e)	1.44	%(e)	1.73	%(e)	(0.03)%	0.23%	0.08%	0.36%	0.37%
Portfolio turnover rate	48%		37%		49%		36%		24%		62%	60%	124%	66%	54%
Number of shares outstanding at end of period (000’s)	59,921		57,377		53,660		53,168		51,410		6,576	6,923	5,449	5,535	5,313
Net assets at the end of period (000’s)	$612,613		$579,049		$608,709		$567,843		$535,245		$122,454	$103,080	$109,697	$91,579	$84,946

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

160

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2020		2019		2018		2017		2016		2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$11.85		$12.31		$12.07		$11.82		$11.95		$11.53	$10.74	$11.15	$11.30	$10.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.32		0.25		0.31		0.28		0.30		0.28	0.33	0.30	0.27	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	0.63		0.17		0.28		0.39		0.41		0.52	0.70	(0.45)	(0.12)	0.38

Total income (loss) from investment operations	0.95		0.42		0.59		0.67		0.71		0.80	1.03	(0.15)	0.15	0.62

Distributions from:
Net investment income	(0.31)		(0.36)		(0.28)		(0.32)		(0.34)		(0.39)	(0.24)	(0.26)	(0.30)	(0.22)
Net realized gain on securities	(0.18)		(0.52)		(0.07)		(0.10)		(0.50)		–	–	(0.00)	–	(0.03)

Total distributions	(0.49)		(0.88)		(0.35)		(0.42)		(0.84)		(0.39)	(0.24)	(0.26)	(0.30)	(0.25)

Net asset value at end of period	$12.31		$11.85		$12.31		$12.07		$11.82		$11.94	$11.53	$10.74	$11.15	$11.30

TOTAL RETURN(a)	8.14%		3.52%		4.94%		5.76%		6.19%		7.05%	9.64%	(1.32)%	1.37%	5.78%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.78%	0.78%	0.78%	0.80%	0.79%
Ratio of expense reductions to average net assets	–		–		–		–		-–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.68	%(e)	2.06	%(e)	2.47	%(e)	2.31	%(e)	2.51	%(e)	2.39%	2.99%	2.80%	2.40%	2.16%
Ratio of net investment income (loss) to average net assets(c)	2.62	%(e)	2.01	%(e)	2.43	%(e)	2.27	%(e)	2.46	%(e)	2.37%	2.99%	2.78%	2.37%	2.15%
Portfolio turnover rate	38%		45%		44%		38%		27%		93%	97%	73%	76%	139%
Number of shares outstanding at end of period (000’s)	27,615		27,369		27,516		27,674		27,779		149,401	137,809	119,431	100,052	106,434
Net assets at the end of period (000’s)	$339,870		$324,436		$338,793		$333,907		$328,390		$1,784,179	$1,589,218	$1,282,586	$1,115,936	$1,202,915

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

161

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market II Fund					High Yield Bond Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$7.66	$7.53	$7.75	$7.56	$7.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	0.02	0.01	0.00	0.00	0.36	0.39	0.40	0.41	0.37
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)	0.00	(0.00)	0.00	0.00	(0.00)	0.09	(0.18)	0.15	0.13

Total income (loss) from investment operations	0.01	0.02	0.01	0.00	0.00	0.36	0.48	0.22	0.56	0.50

Distributions from:
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)	(0.00)	(0.55)	(0.35)	(0.44)	(0.37)	(0.34)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.01)	(0.02)	(0.01)	(0.00)	(0.00)	(0.55)	(0.35)	(0.44)	(0.37)	(0.34)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$7.47	$7.66	$7.53	$7.75	$7.56

TOTAL RETURN(a)	0.63%	1.75%	0.91%	0.16%	0.01%	5.01%	6.47%	2.89%	7.54%	7.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.35%	0.55%	0.55%	0.50%	0.32%	0.94%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.66%	0.67%	0.65%	0.70%	0.66%	0.98%	0.97%	0.97%	0.97%	0.99%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.59%	1.73%	0.91%	0.16%	0.01%	4.79%	5.25%	5.16%	5.27%	5.16%
Ratio of net investment income (loss) to average net assets(c)	0.27%	1.61%	0.81%	(0.04)%	(0.33)%	4.75%	5.24%	5.15%	5.26%	5.13%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	49%	34%	26%	52%	36%
Number of shares outstanding at end of period (000’s)	135,924	119,345	136,966	132,916	141,263	72,088	85,841	76,525	72,461	78,148
Net assets at the end of period (000’s)	$135,945	$119,366	$136,987	$132,944	$141,291	$538,716	$657,364	$576,553	$561,480	$590,679

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

162

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	International Opportunities Fund					Large Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$18.44	$21.31	$19.38	$16.00	$15.08	$20.11	$22.76	$20.66	$18.41	$17.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09	0.16	0.13	0.14	0.14	0.30	0.36	0.30	0.24	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	2.64	(2.10)	1.97	3.49	0.94	(0.60)	(0.92)	2.80	2.27	1.27

Total income (loss) from investment operations	2.73	(1.94)	2.10	3.63	1.08	(0.30)	(0.56)	3.10	2.51	1.54

Distributions from:
Net investment income	(0.13)	(0.19)	(0.17)	(0.25)	(0.16)	(0.36)	(0.27)	(0.26)	(0.26)	(0.21)
Net realized gain on securities	(0.31)	(0.74)	–	–	–	(0.98)	(1.82)	(0.74)	–	–

Total distributions	(0.44)	(0.93)	(0.17)	(0.25)	(0.16)	(1.34)	(2.09)	(1.00)	(0.26)	(0.21)

Net asset value at end of period	$20.73	$18.44	$21.31	$19.38	$16.00	$18.47	$20.11	$22.76	$20.66	$18.41

TOTAL RETURN(a)	15.03%	(9.20)%	10.81%	22.81%	7.23%	(1.45)%	(2.39)%	15.12%	13.66%	9.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.13%	1.00%	1.00%	1.00%	1.00%	0.86%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.22%	1.22%	1.20%	1.22%	1.21%	0.89%	0.89%	0.88%	0.88%	0.89%
Ratio of expense reductions to average net assets	0.00%	0.00%	–	–	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.45%	0.83%	0.61%	0.82%	0.91%	1.51%	1.68%	1.35%	1.21%	1.59%
Ratio of net investment income (loss) to average net assets(c)	0.36%	0.60%	0.41%	0.60%	0.70%	1.48%	1.60%	1.27%	1.14%	1.51%
Portfolio turnover rate	45%	41%	46%	62%	58%	82%	81%	90%	77%	71%
Number of shares outstanding at end of period (000’s)	29,447	31,253	33,984	34,637	37,260	14,136	13,500	12,480	10,969	12,540
Net assets at the end of period (000’s)	$610,424	$576,197	$724,027	$671,097	$596,055	$261,082	$271,487	$284,086	$226,626	$230,844

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

163

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Growth Fund					Mid Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.52	$10.71	$10.06	$8.42	$8.81	$17.19	$22.13	$21.23	$20.45	$21.82

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)	(0.01)	(0.02)	0.00	(0.02)	0.13	0.14	0.09	0.07	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	0.94	0.19	2.56	1.64	0.24	(0.81)	(1.11)	2.62	2.17	1.73

Total income (loss) from investment operations	0.93	0.18	2.54	1.64	0.22	(0.68)	(0.97)	2.71	2.24	1.87

Distributions from:
Net investment income	–	–	(0.02)	–	–	(0.15)	(0.11)	(0.09)	(0.13)	(0.06)
Net realized gain on securities	(0.44)	(0.37)	(1.87)	–	(0.61)	(0.98)	(3.86)	(1.72)	(1.33)	(3.18)

Total distributions	(0.44)	(0.37)	(1.89)	–	(0.61)	(1.13)	(3.97)	(1.81)	(1.46)	(3.24)

Net asset value at end of period	$11.01	$10.52	$10.71	$10.06	$8.42	$15.38	$17.19	$22.13	$21.23	$20.45

TOTAL RETURN(a)	9.04%	1.72%	25.54%	19.48%	3.01%	(4.12)%	(4.14)%	12.90%	11.02%	9.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01%	0.85%	0.85%	0.85%	0.85%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.12%	1.12%	1.15%	1.17%	1.17%	1.07%	1.06%	1.05%	1.05%	1.06%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.13)%	(0.08)%	(0.18)%	0.04%	(0.27)%	0.82%	0.73%	0.40%	0.32%	0.65%
Ratio of net investment income (loss) to average net assets(c)	(0.25)%	(0.35)%	(0.49)%	(0.28)%	(0.59)%	0.80%	0.72%	0.40%	0.32%	0.64%
Portfolio turnover rate	47%	32%	35%	162%	92%	63%	44%	44%	44%	44%
Number of shares outstanding at end of period (000’s)	21,912	23,048	20,584	13,313	14,338	47,067	43,256	41,411	49,262	48,776
Net assets at the end of period (000’s)	$241,264	$242,512	$220,444	$133,988	$120,774	$724,100	$743,460	$916,284	$1,046,046	$997,576

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

164

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund										Small Cap Growth Fund
	Year Ended August 31,										Year Ended August 31,
	2020		2019		2018		2017		2016		2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$13.88		$15.00		$14.23		$13.98		$14.09		$16.89	$23.31	$16.98	$14.20	$15.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31		0.24		0.26		0.24		0.30		(0.11)	(0.11)	(0.12)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.93		(0.00)		1.08		0.92		0.70		6.21	(1.22)	7.14	3.72	0.42

Total income (loss) from investment operations	1.24		0.24		1.34		1.16		1.00		6.10	(1.33)	7.02	3.64	0.39

Distributions from:
Net investment income	(0.34)		(0.32)		(0.24)		(0.32)		(0.32)		–	–	–	–	–
Net realized gain on securities	(0.62)		(1.04)		(0.33)		(0.59)		(0.79)		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Total distributions	(0.96)		(1.36)		(0.57)		(0.91)		(1.11)		(2.50)	(5.09)	(0.69)	(0.86)	(1.50)

Net asset value at end of period	$14.16		$13.88		$15.00		$14.23		$13.98		$20.49	$16.89	$23.31	$16.98	$14.20

TOTAL RETURN(a)	9.26%		1.71%		9.44%		8.42%		7.48%		38.49%	(5.47)%	41.51%	26.05%	4.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.14%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.14	%(e)	1.24%	1.23%	1.22%	1.25%	1.29%
Ratio of expense reduction to average net assets	–		–		–		–		–		0.01%	0.01%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.24	%(e)	1.69	%(e)	1.75	%(e)	1.68	%(e)	2.15	%(e)	(0.61)%	(0.54)%	(0.61)%	(0.53)%	(0.22)%
Ratio of net investment income (loss) to average net assets(c)	2.20	%(e)	1.66	%(e)	1.72	%(e)	1.65	%(e)	2.11	%(e)	(0.70)%	(0.61)%	(0.67)%	(0.62)%	(0.35)%
Portfolio turnover rate	49%		39%		47%		36%		33%		48%	60%	63%	40%	39%
Number of shares outstanding at end of period (000’s)	71,656		67,965		64,297		63,003		60,581		10,271	11,386	9,239	8,088	7,035
Net assets at the end of period (000’s)	$1,014,351		$943,311		$964,607		$896,346		$846,974		$210,497	$192,341	$215,384	$137,330	$99,884

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

165

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund					Strategic Bond Fund
	Year Ended August 31,					Year Ended August 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.76	$15.74	$14.47	$13.57	$14.01	$11.35	$10.86	$11.38	$11.28	$11.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10	0.15	0.15	0.11	0.13	0.37	0.43	0.42	0.39	0.38
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.92)	(2.80)	2.36	1.48	1.27	0.26	0.46	(0.53)	0.13	0.39

Total income (loss) from investment operations	(0.82)	(2.65)	2.51	1.59	1.40	0.63	0.89	(0.11)	0.52	0.77

Distributions from:
Net investment income	(0.14)	(0.21)	(0.13)	(0.14)	(0.17)	(0.55)	(0.40)	(0.41)	(0.42)	(0.45)
Net realized gain on securities	(0.29)	(2.12)	(1.11)	(0.55)	(1.67)	–	–	–	–	(0.04)

Total distributions	(0.43)	(2.33)	(1.24)	(0.69)	(1.84)	(0.55)	(0.40)	(0.41)	(0.42)	(0.49)

Net asset value at end of period	$9.51	$10.76	$15.74	$14.47	$13.57	$11.43	$11.35	$10.86	$11.38	$11.28

TOTAL RETURN(a)	(7.72)%	(17.24)%	17.40%	11.61%	11.27%	5.65%	8.27%	(0.96)%	4.75%	7.15%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%	0.95%	0.95%	0.95%	0.95%	0.87%	0.87%	0.87%	0.88%	0.88%
Ratio of expenses to average net assets(c)	1.09%	1.06%	1.03%	1.03%	1.04%	0.87%	0.87%	0.87%	0.88%	0.88%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.97%	1.07%	0.96%	0.71%	0.98%	3.31%	3.92%	3.73%	3.48%	3.51%
Ratio of net investment income (loss) to average net assets(c)	0.87%	0.96%	0.88%	0.62%	0.89%	3.31%	3.92%	3.73%	3.48%	3.51%
Portfolio turnover rate	69%	55%	46%	79%	59%	103%	95%	133%	118%	162%
Number of shares outstanding at end of period (000’s)	31,778	29,381	33,971	36,582	37,866	81,144	73,893	78,574	65,845	72,983
Net assets at the end of period (000’s)	$302,120	$316,042	$534,548	$529,505	$513,783	$927,406	$838,559	$853,401	$749,055	$823,464

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

166

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	U.S. Socially Responsible Fund
	Year Ended August 31,
	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$22.03	$23.09	$20.15	$19.23	$18.55

Income (loss) from investment operations:
Net investment income (loss)(d)	0.26	0.27	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	3.15	0.72	3.39	2.33	1.89

Total income (loss) from investment operations	3.41	0.99	3.69	2.62	2.17

Distributions from:
Net investment income	(0.33)	(0.34)	(0.35)	(0.29)	(0.28)
Net realized gain on securities	(4.20)	(1.71)	(0.40)	(1.41)	(1.21)

Total distributions	(4.53)	(2.05)	(0.75)	(1.70)	(1.49)

Net asset value at end of period	$20.91	$22.03	$23.09	$20.15	$19.23

TOTAL RETURN(a)	17.06%	4.46%	18.49%	13.90%	12.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.60%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.20%	1.22%	1.37%	1.46%	1.47%
Ratio of net investment income (loss) to average net assets(c)	1.18%	1.17%	1.33%	1.41%	1.42%
Portfolio turnover rate	14%	36%	5%	0%	25%
Number of shares outstanding at end of period (000’s)	35,643	32,675	34,175	39,701	39,360
Net assets at the end of period (000’s)	$745,440	$719,784	$789,118	$799,898	$756,821

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

167

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VALIC Company II and

Shareholders of each of the fifteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting VALIC Company II, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

VALIC Company II

Aggressive Growth Lifestyle Fund	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund	Moderate Growth Lifestyle Fund
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Strategic Bond Fund
International Opportunities Fund	U.S. Socially Responsible Fund
Large Cap Value Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian, transfer agents, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

October 27, 2020

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

168

VALIC Company II

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II, has been designated by the Board to administer the Funds’ liquidity risk management program (the “Program”). VALIC has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of SunAmerica Asset Management, LLC, in its capacity as the Funds’ administrator. The Committee is subject to the oversight of VALIC. VALIC and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Fund’s liquidity risk, based on factors specific to the circumstances of each Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Fund’s ability to honor redemption requests timely and VALIC’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Fund, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Funds. Furthermore, the Program Administrator reported that each Fund operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Fund had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

169

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on August 3-4, 2020, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement with respect to each series of VC II (each a “Fund,” and collectively, the “Funds”) between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): BMO Asset Management Corp. (“BMO AM”), Boston Partners Global Investors, Inc. (“Boston Partners”), Delaware Investments Fund Advisers (“Delaware”), Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Mellon Investments Corporation (“Mellon”), Perkins Investment Management, LLC (“Perkins”),1 PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”) and Wellington Management Company LLP (“Wellington Management”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.” Prior to the August 3-4, 2020 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 13, 2020.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of mutual fund data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session at an in-person special meeting held on July 13, 2020 and executive sessions held during the August 2020 meeting during which such independent counsel provided guidance to the Independent Trustees. Following the July 13, 2020 meeting, the Independent Trustees submitted questions and requests for additional information to management and considered management’s responses thereto at the August 2020 meeting. The continuation of all Advisory Contracts was approved at the August 2020 meeting for a one-year term beginning September 1, 2020 and ending August 31, 2021.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes. The Board further considered the significant risks assumed by VALIC in connection with the services provided to the Funds, including entrepreneurial risk in sponsoring new Funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Funds.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of VC II concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VALIC Company I and VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

[1]

Effective June 7, 2010, Perkins became a sub-sub-adviser pursuant to a Sub-Sub-Advisory Agreement between Janus and Perkins. The Board’s consideration and approval of VALIC’s Investment Sub-Advisory Agreement with Janus included a consideration and approval of this Sub-Sub-Advisory Agreement.

170

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated February 29, 2020.

The Board also received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2020, and that the benchmark information provided by management was through the period ended May 31, 2020. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Aggressive Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Capital Appreciation Fund (BMO AM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Conservative Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Core Bond Fund (PineBridge). The Fund’s actual management fees and total net expenses were equal to the medians of its Expense Group and above the medians of its Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund outperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period, equaled the median of its Performance Universe for the three-year period and outperformed the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Money Market II Fund (SunAmerica). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were below the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

171

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

High Yield Bond Fund (Wellington Management). The Fund’s actual management fees and total net expenses were above the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Group and above the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed the median of its Performance Group for the five-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and three- year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

International Opportunities Fund (MFS/Delaware). The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s total net expenses were below the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Universe. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Large Cap Value Fund (Janus/Perkins/Mellon). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid Cap Growth Fund (Wellington Management). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and below the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid Cap Value Fund (Wellington Management/Boston Partners). The Fund’s actual management fees were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and equal to the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including actions to reduce the Fund’s expenses through fee waivers. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund equaled the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Moderate Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and equaled the median of its Performance Group for the three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and equaled the median of its Performance Universe for the five-year period. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Growth Fund (JPMIM). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Group and above the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including recent actions to reduce the Fund’s expenses through fee waivers. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Value Fund (JPMIM). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were above the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s actual sub-advisory fees were equal to the medians of its Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

172

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Strategic Bond Fund (PineBridge). The Fund’s actual management fees and total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2021.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

U.S. Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period, equaled the median of its Performance Group for the three-year period and outperformed the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided for a flat fee based on the estimated cost of providing such services, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that VC II pays SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company, for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. The Board noted that these benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. The Board further noted that VALIC, as adviser to the Funds, also makes certain payments to its affiliated life insurers (collectively, the “Life Companies”) for certain administrative services rendered to the Variable Contract owners/policyholders who allocate all or a portion of their purchase payments to one or more of the Funds. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and Life Companies, the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

173

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they were currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entity’s compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

174

VALIC Company II

TRUSTEE AND OFFICER INFORMATION — August 31, 2020 (unaudited)

Name, Age and Address at August 31, 2020*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Thomas J. Brown Age: 74	Trustee	2005- Present	Retired	49	Trustee, Virtus Funds (2011-Present).
Dr. Judith L. Craven Age: 74	Trustee	1998- Present	Retired	73	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-2019).
Dr. Timothy J. Ebner Age: 71	Trustee	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and University of Minnesota 1999-2013, Pickworth Chair (2000-Present); Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 80	Trustee	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 70	Chairman and Trustee(5)	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 73	Trustee	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-2019); Director, LifePoint Hospitals, Inc., hospital management (1999-2018).
Interested Trustees
Peter A. Harbeck(1) Age: 66	Trustee	2001- Present	Retired June 2019; formerly President, CEO (1997-2019) and Director (1992-2019), SunAmerica (1995-2019); Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	73	None.
Eric S. Levy Age: 55(1)	Trustee	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 51	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2004-Present), Chief Operating Officer (2006-Present) and Director (2014-Present), SunAmerica.	N/A	N/A
Sharon French Age: 55	Executive Vice President	2019- Present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, Oppenheimer Funds (2016-2019); President, FSquared Capital, LLC (financial services) (2013-2015).	N/A	N/A

175

VALIC Company II

TRUSTEE AND OFFICER INFORMATION — August 31, 2020 (unaudited) — (continued)

Name, Age and Address at August 31, 2020*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers
John Packs Age: 64	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 54	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 53	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher C. Joe Age: 51	Chief Compliance Officer	2017 to Present

Chief Compliance Officer, SunAmerica Fund Complex (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).

				N/A	N/A
Matthew J. Hackethal Age: 48	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017) SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 53	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 51	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 48	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 59	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Trustee and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)

Mr. Harbeck is considered to be an “interested trustee,” because Mr. Harbeck owns shares of American International Group, Inc., the ultimate parent of the Adviser. Until his retirement on June 28, 2019, he served as President, CEO and Director of SunAmerica and Director of ACS. Mr. Levy is considered to be an interested trustee because he serves as an officer of the Advisor and AIG, the Advisor’s ultimate parent company.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (15 funds), SunAmerica Specialty Series (6 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (4 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (60 portfolios), and VALIC Company I (34 funds).

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective January 1, 2019, Mr. Lavery became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

176

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2020 (unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2020.

During the year ended August 31, 2020, the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle	$31,582,812	$186,095	$1,638,567	25.92%
Capital Appreciation	3,362,082	—	—	100.00
Conservative Growth Lifestyle	4,727,595	70,175	509,867	13.46
Core Bond	—	—	—	0.06
Government Money Market II	—	—	—	—
High Yield Bond	—	—	—	0.75
International Opportunities	9,589,309	530,012	3,452,793	1.93
Large Cap Value	11,750,397	—	—	100.00
Mid Cap Growth	9,498,511	—	—	100.00
Mid Cap Value	42,672,741	—	—	100.00
Moderate Growth Lifestyle	41,673,422	226,417	1,774,607	23.24
Small Cap Growth	21,482,499	—	—	46.66
Small Cap Value	8,997,808	—	—	100.00
Strategic Bond	—	—	—	0.35
U.S. Socially Responsible	122,063,327	—	—	95.55

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

177

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare each Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contracts or variable life insurance policies (collectively, the “Contracts”), qualifying employer-sponsored retirement plans (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

178

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2020, the Aggressive Growth Lifestyle Fund returned 9.91%, compared to 21.94% for the S&P 500® Index and 13.14% for the blended index. The blended index is comprised of 54% Russell 3000® Index, 13% MSCI EAFE Index (net), 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% FTSE EPRA/NAREIT Developed Index.

The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

During the Period:

•	In aggregate, asset allocations relative to that of the Benchmark detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	VC I Stock Index Fund; VC I Science & Technology Fund; VC II Capital Appreciation Fund

•	The following detracted from Fund return relative to Benchmark return:

O	VC I Dividend Value Fund; VC I International Equities Index Fund; VC I Global Real Estate Fund

179

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2020, the Aggressive Growth Lifestyle Fund returned 9.91% compared to 21.94% for the S&P 500® Index and 13.14% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
9.91%	7.69%	9.35%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

180

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with BMO Asset Management Corp.

The Capital Appreciation Fund posted a return of 29.44% for the twelve-month period ending August 31, 2020, compared to a return of 44.34% for the Russell 1000® Growth Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): energy; materials

O	Security selection in the following sector(s): health care; energy

O	Position weighting(s): Horizon Therapeutics PLC; Fortinet, Inc.; Comcast Corp.

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): consumer discretionary; industrials

O	Security selection in the following sector(s): information technology; consumer discretionary

O	Position weighting(s): Apple Inc.; MGM Resorts International; Expedia Group, Inc.

For the year ended August 31, 2020, the Capital Appreciation Fund returned 29.44% compared to 44.34% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
29.44%	15.33%	15.58%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

181

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2020, the Conservative Growth Lifestyle Fund returned 8.14%, compared to 21.94% for the S&P 500® Index and 9.90% for the blended index. The blended index is comprised of 24% Russell 3000® Index, 8% MSCI EAFE Index (net), 65% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% FTSE EPRA/NAREIT Developed Index.

The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

During the Period:

•	In aggregate, asset allocations relative to that of the Benchmark detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations to the following fund(s): VC I Stock Index Fund; VC II Core Bond Fund; VC I Science & Technology Fund

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations to the following fund(s): VC I Dividend Value Fund; VC I International Equities Index Fund; VC I Global Real Estate Fund

182

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2020, the Conservative Growth Lifestyle Fund returned 8.14% compared to 21.94% for the S&P 500® Index and 9.90% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
8.14%	5.70%	6.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

183

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC.

The Core Bond Fund posted a return of 7.05% for the twelve-month period ending August 31, 2020, compared to a return of 6.47% for the Bloomberg Barclays U.S. Aggregate Bond Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, yield curve positioning relative to the Benchmark detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): industrials; US and non-US government bonds; financials

O	Security selection in the following sector(s): industrials; financials

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): commercial mortgage-backed securities; collateralized mortgage obligations

O	Security selection in the following sector(s): commercial mortgage-backed securities

For the year ended August 31, 2020, the Core Bond Fund returned 7.05% compared to 6.47% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
7.05%	4.43%	3.99%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

184

VALIC Company II Government Money Market II Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market II Fund posted a return of 0.63% for the twelve-month period ending August 31, 2020, compared to a return of 1.18% for the FTSE Treasury Bill 3 Month Index.*

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): US Agency securities

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): US Treasury securities

*	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
0.63%	0.69%	0.35%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

185

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP

The High Yield Bond Fund posted a return of 5.01% for the twelve-month period ending August 31, 2020, compared to its benchmark, the FTSE US High-Yield Market Index, which returned 4.04%.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): transportation; information technology; leisure

O	Security selection in the following sector(s): pharmaceuticals; energy; financials

O	Position weighting(s): Endo Dac/Endo Financial LLC/Endo Finco, Inc.; Hertz Vehicle Financing II LP; HCA Healthcare, Inc.

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): energy; gaming; automotive

O	Security selection in the following sector(s): metals/mining; environmental technologies; information technology

O	Position weighting(s): Centennial Resource Production, Inc.; Revlon Consumer Products Corp.; Transocean, Inc.

For the year ended August 31, 2020, the High Yield Bond Fund returned 5.01% compared to 4.04% for the FTSE US High-Yield Market Index.

*

The FTSE US High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
5.01%	5.81%	6.12%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

186

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of 15.03% for the twelve-month period ending August 31, 2020, compared to a return of 10.66% for the MSCI EAFE Small Cap Index (net).

A discussion with Massachusetts Financial Services Company – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed from Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted Fund return relative to the Benchmark return.

•	In aggregate, exposure to the following country(ies) relative to those of the Benchmark detracted from Fund return relative to Benchmark return.

•	In aggregate, holding of cash and/or cash equivalents detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): REITs; energy; information technology

O	Security selection in the following sector(s): industrials; REITs; materials

O	Position weighting(s): OBIC, Inc.; SG Holdings Co., Inc.; Cellnex Telecom SA

O	Exposure(s) to the following country(ies): Taiwan; Germany; United Kingdom

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): health care; consumer discretionary; utilities

O	Security selection in the following sector(s): consumer discretionary; financials; health care

O	Position weighting(s): Amadeus IT Group SA; Compass Group PLC; Hiscox, Ltd.

O	Exposure(s) to the following country(ies): Sweden; Japan; Switzerland

O	Exposure(s) to the following currency(ies): Brazilian Real; Sweden Krona; Indian Rupee

A discussion with Delaware Investments Fund Advisers – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed from Fund return relative to the Benchmark return.

•	In aggregate, exposure to the following country(ies) relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): information technology; REITs; financials

O	Security selection in the following sector(s): industrials; consumer discretionary; information technology

O	Position weighting(s): Evolution Gaming Group; Daifuku Co., Ltd.; SolarEdge Technologies, Inc.

O	Exposure(s) to the following country(ies): Canada; United States; China

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): energy; health care; consumer discretionary

O	Security selection in the following sector(s): consumer staples; financials; health care

O	Position weighting(s): BW Offshore, Inc.; Israel Discount Bank, Ltd.; Alten SA

O	Exposure(s) to the following country(ies): Brazil; Chile; Switzerland

187

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2020, the International Opportunities Fund returned 15.03% compared to 10.66% for the MSCI EAFE Small Cap Index (net).

*

The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
15.03%	8.79%	8.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

188

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of -1.45% for the twelve-month period ending August 31, 2020, compared to a return of 0.84% for the Russell 1000® Value Index.

A discussion with Janus Capital Management LLC – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): information technology; materials; energy

O	Security selection in the following sector(s): information technology; communication services; energy

O	Position weighting(s): Citrix Systems, Inc.; Exxon Mobil Corp.; United Parcel Service, Inc.

•	The following detracted from portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): consumer staples; financials; REITs

O	Security selection in the following sector(s): financials; materials; utilities

O	Position weighting(s): Hartford Financial Services Group, Inc.; US Bancorp; Equity Residential

A discussion with Mellon Investments Corporation – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted to portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): information technology; REITs; materials

O	Security selection in the following sector(s): financials; energy; communication services

O	Position weighting(s): Freeport-McMoRan, Inc.; Morgan Stanley; Lowe’s Cos., Inc.

•	The following detracted from portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): financials; energy; communication services

O	Security selection in the following sector(s): health care; materials; utilities

O	Position weighting(s): Delta Air Lines, Inc.; Raytheon Technologies Corp.; CF Industries Holdings, Inc.

189

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2020, the Large Cap Value Fund returned -1.45% as compared to 0.84% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
-1.45%	6.55%	10.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

190

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP

The Mid Cap Growth Fund posted a return of 9.04% for the twelve-month period ending August 31, 2020, compared to a return of 4.22% for the S&P MidCap 400® Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): REITs; health care; information technology

O	Security selection in the following sector(s): REITs; industrials; financials

O	Position weighting(s): Wayfair, Inc.; Redfin Corp.; Etsy, Inc.

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): consumer discretionary; consumer staples; communication services

O	Security selection in the following sector(s): information technology; health care; consumer staples

O	Position weighting(s): Reata Pharmaceuticals, Inc.; WEX, Inc.; Domino’s Pizza

For the year ended August 31, 2020, the Mid Cap Growth Fund returned 9.04% compared to 4.22% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
9.04%	11.38%	12.07%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

191

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of -4.12% for the twelve-month period ending August 31, 2020, compared to a return of -1.30% for the Russell Midcap® Value Index.

A discussion with Wellington Management Company LLP – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from portfolio return relative to the Benchmark return.

•	In aggregate, holding of cash and/or cash equivalents contributed to Fund return relative to Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): information technology; energy; materials

O	Security selection in the following sector(s): information technology; health care; REITs

O	Position weighting(s): Lumentum Holdings, Inc.; Molina Healthcare, Inc.; Fortune Brands Home & Security, Inc.

•	The following detracted from portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): financials; consumer staples; communication services

O	Security selection in the following sector(s): energy; communication services; financials

O	Position weighting(s): Diamondback Energy, Inc.; Carpenter Technology; Noble Energy, Inc.

A discussion with Boston Partners – regarding their portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted to portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): information technology; REITs; industrials

O	Security selection in the following sector(s): communication services

O	Position weighting(s): Kansas City Southern; AMETEK, Inc.; Eaton Corp. PLC

•	The following detracted from portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): financials; consumer staples; materials

O	Security selection in the following sector(s): financials

O	Position weighting(s): Reinsurance Group of America, Inc.; Alleghany Corp.; Discover Financial Services

192

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2020, the Mid Cap Value Fund returned -4.12% compared to -1.30% for the Russell Midcap® Value Index.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
-4.12%	4.78%	9.32%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

193

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-month period ended August 31, 2020, the Moderate Growth Lifestyle Fund returned 9.26%, compared to 21.94% for the S&P 500® Index and 11.89% for the Fund’s Blended Index. The blended index is comprised of 40% Russell 3000® Index, 10% MSCI EAFE Index (net), 45% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% FTSE EPRA/NAREIT Developed Index.

The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

During the Period:

•	In aggregate, asset allocations relative to that of the Benchmark detracted from Fund return relative to Benchmark return.

•	The following contributed from Fund return relative to Benchmark return:

O	Allocations to the following fund(s): VC I Stock Index Fund; VC I Science & Technology Fund; VC I Mid-Cap Strategic Growth Fund

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations to the following fund(s): VC I Dividend Value Fund; VC I International Equities Index Fund; VC I International Value Fund

194

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2020, the Moderate Growth Lifestyle Fund returned 9.26% compared to 21.94% for the S&P 500® Index and 11.89% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
9.26%	7.22%	8.38%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

195

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Small Cap Growth Fund posted a return of 38.49% for the twelve-month period ending August 31, 2020, compared to a return of 17.28% for the Russell 2000® Growth Index.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): utilities; materials; energy

O	Security selection in the following sector(s): information technology; health care

O	Position weighting(s): Teladoc; Horizon Therapeutics PLC; iRhythm Technologies, Inc.

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): health care; consumer discretionary; industrials

O	Security selection in the following sector(s): financials energy

O	Position weighting(s): Quidel Corp.; Hexcel Corp.; Tricida, Inc.

For the year ended August 31, 2020, the Small Cap Growth Fund returned 38.49% compared to 17.28% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
38.49%	19.52%	18.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

196

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of -7.72% for the twelve-month period ending August 31, 2020, compared to a return of -6.14% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding the Quality/Development of capital prudently/Valuation strategy portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted to portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): software & services; semiconductors; financials

O	Security selection in the following sector(s): consumer discretionary; energy; telecommunications

O	Position weighting(s): Stamps.com, Inc.; Owens & Minor, Inc.; Builders Firstsource, Inc.

•	The following detracted from portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): energy; retail; health care

O	Security selection in the following sector(s): capital goods; retail; REITs

O	Position weighting(s): Novavax, Inc.; Lannet, Inc.; Benchmark Electronics, Inc.

A discussion with J.P. Morgan Investment Management Inc. – regarding the Trends/Momentum/Valuation strategy portion of the Fund (the “portfolio”)

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed from portfolio return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from portfolio return relative to the Benchmark return.

•	The following contributed to portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): financials; health care; pharmaceuticals

O	Security selection in the following sector(s): health care; software & services; utilities

O	Position weighting(s): Owens & Minor, Inc.; SpartanNash Co.; Aircastle, Ltd.

•	The following detracted from portfolio return relative to Benchmark return:

O	Allocations in the following sector(s): energy; consumer discretionary; telecommunications

O	Security selection in the following sector(s): consumer discretionary; financials; pharmaceuticals

O	Position weighting(s): Berkshire Hills Bancorp, Inc.; Lannet, Inc.; Novavax, Inc.

197

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2020, the Small Cap Value Fund returned -7.72% compared to -6.14% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
-7.72%	2.17%	7.79%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

198

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 5.65% for the twelve-month period ending August 31, 2020, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 6.47%.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark contributed to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to Fund return relative to the Benchmark return.

•	In aggregate, yield curve positioning relative to the Benchmark detracted from Fund return relative to Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): mortgage-backed securities; communications services; non-US government debt

O	Security selection in the following sector(s): consumer discretionary; consumer staples; information technology

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): energy; US Agency debt; US Treasury debt

O	Security selection in the following sector(s): energy; REITs; commercial mortgage-backed securities

•	In aggregate, foreign currency exposures relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

For the year ended August 31, 2020, the Strategic Bond Fund returned 5.65% compared to 6.47% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
5.65%	4.92%	4.79%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

199

VALIC Company II U.S. Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The U.S. Socially Responsible Fund posted a return of 17.06% for the twelve-month period ending August 31, 2020, compared to its benchmark, the S&P 500® Index, which returned 21.94%.

The Fund is an optimized portfolio which seeks to track the S&P 500® Index while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

During the Period:

•	In aggregate, sector allocations relative to those of the Benchmark detracted to Fund return relative to Benchmark return.

•	In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted to Fund return relative to the Benchmark return.

•	The following contributed to Fund return relative to Benchmark return:

O	Allocations in the following sector(s): information technology; industrials; energy

O	Security selection in the following sector(s): industrials; health care; consumer staples

O	Position weighting(s): Microsoft Corp.; Alphabet, Inc.; NVIDIA Corp.

•	The following detracted from Fund return relative to Benchmark return:

O	Allocations in the following sector(s): consumer discretionary; utilities; consumer staples

O	Security selection in the following sector(s): information technology; consumer discretionary; communication services

O	Position weighting(s): Apple, Inc.; US Bancorp; Consolidated Edison, Inc.

For the year ended August 31, 2020, the U.S. Socially Responsible Fund returned 17.06% compared to 21.94% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2020
1 Year	5 Years	10 Years
17.06%	13.10%	14.66%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

200

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

Filed under Rule 497(e) and Rule 497(k)

Registration No.: 333-53589

VALIC Company II

International Opportunities Fund

(the “Fund”)

Supplement dated August 14, 2020 to the Fund’s Summary Prospectus and Prospectus,

each dated January 1, 2020, as supplemented and amended to date

Effective September 1, 2020, the following changes to the Summary Prospectus and Prospectus are made:

The first paragraph in the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following paragraph:

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small- to mid-cap companies throughout the world, excluding the United States. The Fund will invest primarily in small- to mid-cap companies whose capitalization, at the time of purchase, range from the market capitalization of the smallest company included in the MSCI ACWI ex USA Small and Mid-Cap Index (net) (the “Index”) to the market capitalization of the largest company in the Index during the most recent 12-month period. As of June 30, 2020, the market capitalizations of companies included in the Index ranged from $0 to $21.77 billion. The Fund may hold foreign currencies and non-dollar denominated foreign securities. The Fund also invests in depositary receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) and Rule 497(k)

Registration No. 333-53589

VALIC Company II

Mid Cap Value Fund

(the “Fund”)

Supplement dated August 14, 2020 to the Fund’s Summary Prospectus and Prospectus

dated January 1, 2020, as supplemented and amended to date

At a meeting held on August 3-4, 2020, the Board of Trustees of VALIC Company II approved an amendment to the Investment Sub-Advisory Agreement (the “Subadvisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Wellington Management Company LLP with respect to the Fund. The amendment reduces the fees payable by VALIC under the Subadvisory Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

201

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

Filed under Rule 497(e) and Rule 497(k)

Registration Nos. 002-83631

333-53589

VALIC Company I

Core Equity Fund

Health Sciences Fund

Large Cap Core Fund

Mid Cap Strategic Growth Fund

Science & Technology Fund

Small-Mid Growth Fund

Systematic Core Fund

Systematic Value Fund

Value Fund

VALIC Company II

Large Cap Value Fund

Mid Cap Growth Fund

(each, a “Fund”)

Supplement to the Summary Prospectuses and Prospectuses of each Fund,

as supplemented and amended to date

The Board of Directors of VALIC Company I (“VC I”), on behalf of each of the Value Fund, the Core Equity Fund, the Large Cap Core Fund, the Small-Mid Growth Fund and the Health Sciences Fund, and the Board of Trustees of VALIC Company II, on behalf of each of the Large Cap Value Fund and the Mid Cap Growth Fund, (each, a “Target Fund”), have each determined that it is in the best interests of each of its respective Target Funds to reorganize into an existing series of VC I (each, an “Acquiring Fund”). Each proposed transaction is referred to as a

“Reorganization.” The Target Fund and the Acquiring Fund for each Reorganization are shown in the table below.

Target Funds	Acquiring Funds
Large Cap Value Fund	Systematic Value Fund
Value Fund	Systematic Value Fund
Core Equity Fund	Systematic Core Fund
Large Cap Core Fund	Systematic Core Fund
Mid Cap Growth Fund	Mid Cap Strategic Growth Fund
Small-Mid Growth Fund	Mid Cap Strategic Growth Fund
Health Sciences Fund	Science & Technology Fund

In each Reorganization, all of the Target Fund’s assets and liabilities would be transferred to the respective Acquiring Fund in exchange for shares of the Acquiring Fund. If the Reorganization is completed, shareholders of the Target Fund will receive shares of the respective Acquiring Fund, the total value of which will be equal to the total value of their shares of the Target Fund on the date of the Reorganization, after which the Target Fund will cease operations.

Each Target Fund expects to convene a special meeting of its shareholders on or about April 5, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Fund as of January 11, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of one Target Fund is not contingent upon the Reorganization of any other Target Fund.

Until a Reorganization is completed, each Target Fund will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: October 28, 2020

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

202

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

Boston Partners Global Investors, Inc. d/b/a Boston Partners

60 East 42nd Street, Suite 1550

New York, New York 10165

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Mellon Investments Corporation

One Boston Place

Boston, Massachusetts 02108

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Sharon French,

Executive Vice President

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Vice President and Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

203

aig.com/RetirementServices — Account access

Manage your account online

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

•	Print and download account transaction confirmations and tax statements

•	View transaction history and download it to Quicken using Direct ConnectSM

•	Use the Account Aggregation feature to display information from other accounts in addition to your AIG Retirement Services accounts

•	Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password and more

Initiate account transactions including:

•	Change allocation

•	Transfer money among investment options

•	Rebalance account to your desired allocation mix

•	Change contributions

Start exploring your account online today!

•	Visit aig.com/RetirementServices

•	Register for online access

•	Follow steps to create a security profile

PersonalDeliver-e®

•	It’s easy to sign up

•	Simply visit aig.com/RetirementServices today to get started

Please note:

Email delivery is not accessible to certain annuity contract owners.

Sign up today at aig.com/RetirementServices

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Your Future is Calling. Sign up for PersonalDeliver-e® today.

CLICK aig.com/RetirementServices     CALL 1-800-448-2542     VISIT your financial advisor

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (09/2019) J359703 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

VC 11288 (09/2020) J102713

Item 2.	Code of Ethics.

VALIC Company II (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended August 31, 2020, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(a) Audit Fees	$447,305	$451,780
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$267,667	$309,361

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE 18 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2019 and 2020 were $402,408 and $309,361, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 6, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 6, 2020